UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT TRUST I

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2026

Item 1:	Report(s) to Shareholders.

LCCDX

Lord Abbett Diversification Shares: Core Completion Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/SMADocuments

This annual shareholder report contains important information about the Lord Abbett Diversification Shares: Core Completion Fund for the period of March 30, 2026 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/SMADocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lord Abbett Diversification Shares: Core Completion Fund	$0Footnote Reference(a)	0.00%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full reporting period would be higher.
Footnote(b)	Annualized.

What did the Fund invest in?

(as of July 31, 2026)

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$9,919,049
# of Portfolio Holdings	110
Portfolio Turnover Rate	104%
Total Advisory Fees Paid	$0
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	31.62%
Corporate Bonds	2.04%
Foreign Government Obligations	5.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	7.34%
Government Sponsored Enterprises Pass-Throughs	14.96%
Non-Agency Commercial Mortgage-Backed Securities	35.70%
U.S. Treasury Obligations	1.05%
Repurchase Agreements	1.39%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/SMADocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

TSR-A-7030-CF

09/26

LACPX

Lord Abbett Diversification Shares: Core Plus Completion Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/SMADocuments

This annual shareholder report contains important information about the Lord Abbett Diversification Shares: Core Plus Completion Fund for the period of March 30, 2026 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/SMADocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lord Abbett Diversification Shares: Core Plus Completion Fund	$0Footnote Reference(a)	0.00%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full reporting period would be higher.
Footnote(b)	Annualized.

What did the Fund invest in?

(as of July 31, 2026)

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$9,964,316
# of Portfolio Holdings	178
Portfolio Turnover Rate	124%
Total Advisory Fees Paid	$0
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.37%
Corporate Bonds	32.57%
Foreign Government Obligations	8.37%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.89%
Government Sponsored Enterprises Pass-Throughs	17.15%
Non-Agency Commercial Mortgage-Backed Securities	24.44%
U.S. Treasury Obligations	1.69%
Repurchase Agreements	1.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/SMADocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

TSR-A-7020-CF

09/26

Class A

EAMAX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.15%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 40.20%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 36.44% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a manufacturer of memory chips. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Sea Limited, an e-commerce company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Bharti Airtel, a telecommunications company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class A with load	MSCI Emerging Markets Index (Net)	MSCI EAFE Net Index
3/10/2022	$9,427	$10,000	$10,000
3/31/2022	$9,704	$10,372	$10,663
4/30/2022	$9,069	$9,795	$9,973
5/31/2022	$9,119	$9,838	$10,047
6/30/2022	$8,609	$9,184	$9,115
7/31/2022	$8,540	$9,162	$9,569
8/31/2022	$8,452	$9,200	$9,115
9/30/2022	$7,640	$8,121	$8,262
10/31/2022	$7,558	$7,869	$8,707
11/30/2022	$8,628	$9,036	$9,687
12/31/2022	$8,369	$8,909	$9,695
1/31/2023	$9,202	$9,613	$10,480
2/28/2023	$8,555	$8,989	$10,261
3/31/2023	$8,805	$9,262	$10,516
4/30/2023	$8,689	$9,157	$10,813
5/31/2023	$8,542	$9,003	$10,355
6/30/2023	$8,888	$9,345	$10,826
7/31/2023	$9,241	$9,926	$11,177
8/31/2023	$8,702	$9,315	$10,748
9/30/2023	$8,446	$9,071	$10,381
10/31/2023	$8,183	$8,719	$9,960
11/30/2023	$8,882	$9,417	$10,885
12/31/2023	$9,211	$9,785	$11,463
1/31/2024	$9,016	$9,331	$11,529
2/29/2024	$9,354	$9,775	$11,740
3/31/2024	$9,666	$10,017	$12,126
4/30/2024	$9,601	$10,062	$11,816
5/31/2024	$9,836	$10,118	$12,273
6/30/2024	$10,245	$10,517	$12,075
7/31/2024	$10,258	$10,549	$12,430
8/31/2024	$10,330	$10,719	$12,834
9/30/2024	$10,753	$11,435	$12,952
10/31/2024	$10,532	$10,926	$12,248
11/30/2024	$10,317	$10,534	$12,178
12/31/2024	$10,202	$10,519	$11,901
1/31/2025	$10,354	$10,707	$12,527
2/28/2025	$10,498	$10,759	$12,770
3/31/2025	$10,571	$10,827	$12,718
4/30/2025	$10,676	$10,969	$13,301
5/31/2025	$11,195	$11,437	$13,909
6/30/2025	$11,879	$12,125	$14,216
7/31/2025	$11,931	$12,361	$14,016
8/31/2025	$12,214	$12,520	$14,614
9/30/2025	$12,937	$13,416	$14,894
10/31/2025	$13,463	$13,976	$15,069
11/30/2025	$13,213	$13,642	$15,162
12/31/2025	$13,614	$14,050	$15,617
1/31/2026	$14,915	$15,294	$16,432
2/28/2026	$15,991	$16,134	$17,192
3/31/2026	$14,464	$14,027	$15,423
4/30/2026	$16,649	$16,090	$16,572
5/31/2026	$17,817	$17,649	$17,081
6/30/2026	$18,010	$17,400	$17,092
7/31/2026	$16,728	$16,866	$17,427

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 3/10/22
Class A at NAV	40.20%	13.95%
Class A with sales charge	32.12%	12.43%
MSCI Emerging Markets Index (Net)	36.44%	12.64%
MSCI EAFE Net Index	24.33%	13.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$18,529,029
# of Portfolio Holdings	92
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.54%
Consumer Discretionary	8.59%
Consumer Staples	3.59%
Energy	2.10%
Financials	22.01%
Health Care	2.75%
Industrials	8.48%
Information Technology	38.63%
Materials	3.53%
Real Estate	0.55%
Utilities	0.69%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

EAMAX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9080-A

09/26

Class C

ELMCX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$227	1.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 39.14%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 36.44% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a manufacturer of memory chips. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Sea Limited, an e-commerce company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Bharti Airtel, a telecommunications company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class C with load	MSCI Emerging Markets Index (Net)	MSCI EAFE Net Index
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,287	$10,372	$10,663
4/30/2022	$9,613	$9,795	$9,973
5/31/2022	$9,653	$9,838	$10,047
6/30/2022	$9,105	$9,184	$9,115
7/31/2022	$9,032	$9,162	$9,569
8/31/2022	$8,932	$9,200	$9,115
9/30/2022	$8,071	$8,121	$8,262
10/31/2022	$7,977	$7,869	$8,707
11/30/2022	$9,099	$9,036	$9,687
12/31/2022	$8,823	$8,909	$9,695
1/31/2023	$9,698	$9,613	$10,480
2/28/2023	$9,006	$8,989	$10,261
3/31/2023	$9,264	$9,262	$10,516
4/30/2023	$9,135	$9,157	$10,813
5/31/2023	$8,972	$9,003	$10,355
6/30/2023	$9,339	$9,345	$10,826
7/31/2023	$9,698	$9,926	$11,177
8/31/2023	$9,128	$9,315	$10,748
9/30/2023	$8,857	$9,071	$10,381
10/31/2023	$8,572	$8,719	$9,960
11/30/2023	$9,298	$9,417	$10,885
12/31/2023	$9,637	$9,785	$11,463
1/31/2024	$9,426	$9,331	$11,529
2/29/2024	$9,781	$9,775	$11,740
3/31/2024	$10,095	$10,017	$12,126
4/30/2024	$10,020	$10,062	$11,816
5/31/2024	$10,259	$10,118	$12,273
6/30/2024	$10,676	$10,517	$12,075
7/31/2024	$10,689	$10,549	$12,430
8/31/2024	$10,758	$10,719	$12,834
9/30/2024	$11,188	$11,435	$12,952
10/31/2024	$10,949	$10,926	$12,248
11/30/2024	$10,723	$10,534	$12,178
12/31/2024	$10,595	$10,519	$11,901
1/31/2025	$10,746	$10,707	$12,527
2/28/2025	$10,890	$10,759	$12,770
3/31/2025	$10,959	$10,827	$12,718
4/30/2025	$11,061	$10,969	$13,301
5/31/2025	$11,589	$11,437	$13,909
6/30/2025	$12,289	$12,125	$14,216
7/31/2025	$12,337	$12,361	$14,016
8/31/2025	$12,618	$12,520	$14,614
9/30/2025	$13,366	$13,416	$14,894
10/31/2025	$13,894	$13,976	$15,069
11/30/2025	$13,633	$13,642	$15,162
12/31/2025	$14,027	$14,050	$15,617
1/31/2026	$15,369	$15,294	$16,432
2/28/2026	$16,464	$16,134	$17,192
3/31/2026	$14,881	$14,027	$15,423
4/30/2026	$17,118	$16,090	$16,572
5/31/2026	$18,308	$17,649	$17,081
6/30/2026	$18,494	$17,400	$17,092
7/31/2026	$17,166	$16,866	$17,427

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 3/10/22
Class C at NAV	39.14%	13.09%
Class C with sales charge	38.14%	13.09%
MSCI Emerging Markets Index (Net)	36.44%	12.64%
MSCI EAFE Net Index	24.33%	13.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$18,529,029
# of Portfolio Holdings	92
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.54%
Consumer Discretionary	8.59%
Consumer Staples	3.59%
Energy	2.10%
Financials	22.01%
Health Care	2.75%
Industrials	8.48%
Information Technology	38.63%
Materials	3.53%
Real Estate	0.55%
Utilities	0.69%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

ELMCX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9081-C

09/26

Class F

ELMFX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$108	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 40.55%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 36.44% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a manufacturer of memory chips. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Sea Limited, an e-commerce company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Bharti Airtel, a telecommunications company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class F	MSCI Emerging Markets Index (Net)	MSCI EAFE Net Index
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,372	$10,663
4/30/2022	$9,626	$9,795	$9,973
5/31/2022	$9,673	$9,838	$10,047
6/30/2022	$9,139	$9,184	$9,115
7/31/2022	$9,065	$9,162	$9,569
8/31/2022	$8,979	$9,200	$9,115
9/30/2022	$8,117	$8,121	$8,262
10/31/2022	$8,031	$7,869	$8,707
11/30/2022	$9,172	$9,036	$9,687
12/31/2022	$8,896	$8,909	$9,695
1/31/2023	$9,788	$9,613	$10,480
2/28/2023	$9,100	$8,989	$10,261
3/31/2023	$9,359	$9,262	$10,516
4/30/2023	$9,243	$9,157	$10,813
5/31/2023	$9,087	$9,003	$10,355
6/30/2023	$9,461	$9,345	$10,826
7/31/2023	$9,842	$9,926	$11,177
8/31/2023	$9,263	$9,315	$10,748
9/30/2023	$8,998	$9,071	$10,381
10/31/2023	$8,719	$8,719	$9,960
11/30/2023	$9,461	$9,417	$10,885
12/31/2023	$9,817	$9,785	$11,463
1/31/2024	$9,610	$9,331	$11,529
2/29/2024	$9,976	$9,775	$11,740
3/31/2024	$10,308	$10,017	$12,126
4/30/2024	$10,239	$10,062	$11,816
5/31/2024	$10,495	$10,118	$12,273
6/30/2024	$10,930	$10,517	$12,075
7/31/2024	$10,944	$10,549	$12,430
8/31/2024	$11,027	$10,719	$12,834
9/30/2024	$11,476	$11,435	$12,952
10/31/2024	$11,241	$10,926	$12,248
11/30/2024	$11,020	$10,534	$12,178
12/31/2024	$10,894	$10,519	$11,901
1/31/2025	$11,062	$10,707	$12,527
2/28/2025	$11,223	$10,759	$12,770
3/31/2025	$11,300	$10,827	$12,718
4/30/2025	$11,412	$10,969	$13,301
5/31/2025	$11,972	$11,437	$13,909
6/30/2025	$12,706	$12,125	$14,216
7/31/2025	$12,762	$12,361	$14,016
8/31/2025	$13,070	$12,520	$14,614
9/30/2025	$13,847	$13,416	$14,894
10/31/2025	$14,414	$13,976	$15,069
11/30/2025	$14,155	$13,642	$15,162
12/31/2025	$14,582	$14,050	$15,617
1/31/2026	$15,984	$15,294	$16,432
2/28/2026	$17,130	$16,134	$17,192
3/31/2026	$15,502	$14,027	$15,423
4/30/2026	$17,845	$16,090	$16,572
5/31/2026	$19,105	$17,649	$17,081
6/30/2026	$19,311	$17,400	$17,092
7/31/2026	$17,937	$16,866	$17,427

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 3/10/22
Class F at NAV	40.55%	14.23%
MSCI Emerging Markets Index (Net)	36.44%	12.64%
MSCI EAFE Net Index	24.33%	13.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$18,529,029
# of Portfolio Holdings	92
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.54%
Consumer Discretionary	8.59%
Consumer Staples	3.59%
Energy	2.10%
Financials	22.01%
Health Care	2.75%
Industrials	8.48%
Information Technology	38.63%
Materials	3.53%
Real Estate	0.55%
Utilities	0.69%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

ELMFX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9082-F

09/26

Class F3

EMOLX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$106	0.88%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 40.61%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 36.44% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a manufacturer of memory chips. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Sea Limited, an e-commerce company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Bharti Airtel, a telecommunications company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class F3	MSCI Emerging Markets Index (Net)	MSCI EAFE Net Index
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,372	$10,663
4/30/2022	$9,626	$9,795	$9,973
5/31/2022	$9,680	$9,838	$10,047
6/30/2022	$9,139	$9,184	$9,115
7/31/2022	$9,072	$9,162	$9,569
8/31/2022	$8,985	$9,200	$9,115
9/30/2022	$8,117	$8,121	$8,262
10/31/2022	$8,031	$7,869	$8,707
11/30/2022	$9,172	$9,036	$9,687
12/31/2022	$8,900	$8,909	$9,695
1/31/2023	$9,792	$9,613	$10,480
2/28/2023	$9,104	$8,989	$10,261
3/31/2023	$9,370	$9,262	$10,516
4/30/2023	$9,254	$9,157	$10,813
5/31/2023	$9,097	$9,003	$10,355
6/30/2023	$9,472	$9,345	$10,826
7/31/2023	$9,853	$9,926	$11,177
8/31/2023	$9,274	$9,315	$10,748
9/30/2023	$9,009	$9,071	$10,381
10/31/2023	$8,730	$8,719	$9,960
11/30/2023	$9,479	$9,417	$10,885
12/31/2023	$9,831	$9,785	$11,463
1/31/2024	$9,623	$9,331	$11,529
2/29/2024	$9,990	$9,775	$11,740
3/31/2024	$10,322	$10,017	$12,126
4/30/2024	$10,260	$10,062	$11,816
5/31/2024	$10,509	$10,118	$12,273
6/30/2024	$10,952	$10,517	$12,075
7/31/2024	$10,966	$10,549	$12,430
8/31/2024	$11,049	$10,719	$12,834
9/30/2024	$11,506	$11,435	$12,952
10/31/2024	$11,271	$10,926	$12,248
11/30/2024	$11,042	$10,534	$12,178
12/31/2024	$10,920	$10,519	$11,901
1/31/2025	$11,088	$10,707	$12,527
2/28/2025	$11,249	$10,759	$12,770
3/31/2025	$11,326	$10,827	$12,718
4/30/2025	$11,439	$10,969	$13,301
5/31/2025	$11,993	$11,437	$13,909
6/30/2025	$12,736	$12,125	$14,216
7/31/2025	$12,792	$12,361	$14,016
8/31/2025	$13,101	$12,520	$14,614
9/30/2025	$13,879	$13,416	$14,894
10/31/2025	$14,447	$13,976	$15,069
11/30/2025	$14,181	$13,642	$15,162
12/31/2025	$14,614	$14,050	$15,617
1/31/2026	$16,020	$15,294	$16,432
2/28/2026	$17,171	$16,134	$17,192
3/31/2026	$15,537	$14,027	$15,423
4/30/2026	$17,888	$16,090	$16,572
5/31/2026	$19,152	$17,649	$17,081
6/30/2026	$19,358	$17,400	$17,092
7/31/2026	$17,987	$16,866	$17,427

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 3/10/22
Class F3 at NAV	40.61%	14.30%
MSCI Emerging Markets Index (Net)	36.44%	12.64%
MSCI EAFE Net Index	24.33%	13.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$18,529,029
# of Portfolio Holdings	92
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.54%
Consumer Discretionary	8.59%
Consumer Staples	3.59%
Energy	2.10%
Financials	22.01%
Health Care	2.75%
Industrials	8.48%
Information Technology	38.63%
Materials	3.53%
Real Estate	0.55%
Utilities	0.69%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

EMOLX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9083-F3

09/26

Class I

EMILX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 40.59%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 36.44% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a manufacturer of memory chips. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Sea Limited, an e-commerce company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Bharti Airtel, a telecommunications company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class I	MSCI Emerging Markets Index (Net)	MSCI EAFE Net Index
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,372	$10,663
4/30/2022	$9,626	$9,795	$9,973
5/31/2022	$9,673	$9,838	$10,047
6/30/2022	$9,139	$9,184	$9,115
7/31/2022	$9,065	$9,162	$9,569
8/31/2022	$8,979	$9,200	$9,115
9/30/2022	$8,117	$8,121	$8,262
10/31/2022	$8,031	$7,869	$8,707
11/30/2022	$9,172	$9,036	$9,687
12/31/2022	$8,900	$8,909	$9,695
1/31/2023	$9,785	$9,613	$10,480
2/28/2023	$9,097	$8,989	$10,261
3/31/2023	$9,363	$9,262	$10,516
4/30/2023	$9,247	$9,157	$10,813
5/31/2023	$9,090	$9,003	$10,355
6/30/2023	$9,465	$9,345	$10,826
7/31/2023	$9,839	$9,926	$11,177
8/31/2023	$9,260	$9,315	$10,748
9/30/2023	$8,995	$9,071	$10,381
10/31/2023	$8,716	$8,719	$9,960
11/30/2023	$9,465	$9,417	$10,885
12/31/2023	$9,817	$9,785	$11,463
1/31/2024	$9,609	$9,331	$11,529
2/29/2024	$9,976	$9,775	$11,740
3/31/2024	$10,308	$10,017	$12,126
4/30/2024	$10,239	$10,062	$11,816
5/31/2024	$10,495	$10,118	$12,273
6/30/2024	$10,931	$10,517	$12,075
7/31/2024	$10,945	$10,549	$12,430
8/31/2024	$11,028	$10,719	$12,834
9/30/2024	$11,478	$11,435	$12,952
10/31/2024	$11,243	$10,926	$12,248
11/30/2024	$11,021	$10,534	$12,178
12/31/2024	$10,898	$10,519	$11,901
1/31/2025	$11,060	$10,707	$12,527
2/28/2025	$11,221	$10,759	$12,770
3/31/2025	$11,298	$10,827	$12,718
4/30/2025	$11,410	$10,969	$13,301
5/31/2025	$11,972	$11,437	$13,909
6/30/2025	$12,708	$12,125	$14,216
7/31/2025	$12,764	$12,361	$14,016
8/31/2025	$13,073	$12,520	$14,614
9/30/2025	$13,851	$13,416	$14,894
10/31/2025	$14,412	$13,976	$15,069
11/30/2025	$14,153	$13,642	$15,162
12/31/2025	$14,579	$14,050	$15,617
1/31/2026	$15,985	$15,294	$16,432
2/28/2026	$17,135	$16,134	$17,192
3/31/2026	$15,502	$14,027	$15,423
4/30/2026	$17,845	$16,090	$16,572
5/31/2026	$19,102	$17,649	$17,081
6/30/2026	$19,315	$17,400	$17,092
7/31/2026	$17,945	$16,866	$17,427

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 3/10/22
Class I at NAV	40.59%	14.24%
MSCI Emerging Markets Index (Net)	36.44%	12.64%
MSCI EAFE Net Index	24.33%	13.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$18,529,029
# of Portfolio Holdings	92
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.54%
Consumer Discretionary	8.59%
Consumer Staples	3.59%
Energy	2.10%
Financials	22.01%
Health Care	2.75%
Industrials	8.48%
Information Technology	38.63%
Materials	3.53%
Real Estate	0.55%
Utilities	0.69%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

EMILX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9084-I

09/26

Class R6

EMWLX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$106	0.88%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 40.61%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 36.44% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a manufacturer of memory chips. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Sea Limited, an e-commerce company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Bharti Airtel, a telecommunications company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class R6	MSCI Emerging Markets Index (Net)	MSCI EAFE Net Index
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,372	$10,663
4/30/2022	$9,626	$9,795	$9,973
5/31/2022	$9,680	$9,838	$10,047
6/30/2022	$9,139	$9,184	$9,115
7/31/2022	$9,072	$9,162	$9,569
8/31/2022	$8,985	$9,200	$9,115
9/30/2022	$8,117	$8,121	$8,262
10/31/2022	$8,031	$7,869	$8,707
11/30/2022	$9,172	$9,036	$9,687
12/31/2022	$8,900	$8,909	$9,695
1/31/2023	$9,792	$9,613	$10,480
2/28/2023	$9,104	$8,989	$10,261
3/31/2023	$9,370	$9,262	$10,516
4/30/2023	$9,254	$9,157	$10,813
5/31/2023	$9,097	$9,003	$10,355
6/30/2023	$9,472	$9,345	$10,826
7/31/2023	$9,853	$9,926	$11,177
8/31/2023	$9,274	$9,315	$10,748
9/30/2023	$9,009	$9,071	$10,381
10/31/2023	$8,730	$8,719	$9,960
11/30/2023	$9,479	$9,417	$10,885
12/31/2023	$9,831	$9,785	$11,463
1/31/2024	$9,623	$9,331	$11,529
2/29/2024	$9,990	$9,775	$11,740
3/31/2024	$10,322	$10,017	$12,126
4/30/2024	$10,260	$10,062	$11,816
5/31/2024	$10,509	$10,118	$12,273
6/30/2024	$10,952	$10,517	$12,075
7/31/2024	$10,966	$10,549	$12,430
8/31/2024	$11,049	$10,719	$12,834
9/30/2024	$11,506	$11,435	$12,952
10/31/2024	$11,271	$10,926	$12,248
11/30/2024	$11,042	$10,534	$12,178
12/31/2024	$10,920	$10,519	$11,901
1/31/2025	$11,088	$10,707	$12,527
2/28/2025	$11,249	$10,759	$12,770
3/31/2025	$11,326	$10,827	$12,718
4/30/2025	$11,439	$10,969	$13,301
5/31/2025	$11,993	$11,437	$13,909
6/30/2025	$12,736	$12,125	$14,216
7/31/2025	$12,792	$12,361	$14,016
8/31/2025	$13,101	$12,520	$14,614
9/30/2025	$13,879	$13,416	$14,894
10/31/2025	$14,447	$13,976	$15,069
11/30/2025	$14,181	$13,642	$15,162
12/31/2025	$14,614	$14,050	$15,617
1/31/2026	$16,020	$15,294	$16,432
2/28/2026	$17,171	$16,134	$17,192
3/31/2026	$15,537	$14,027	$15,423
4/30/2026	$17,888	$16,090	$16,572
5/31/2026	$19,152	$17,649	$17,081
6/30/2026	$19,358	$17,400	$17,092
7/31/2026	$17,987	$16,866	$17,427

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 3/10/22
Class R6 at NAV	40.61%	14.30%
MSCI Emerging Markets Index (Net)	36.44%	12.64%
MSCI EAFE Net Index	24.33%	13.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$18,529,029
# of Portfolio Holdings	92
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	7.54%
Consumer Discretionary	8.59%
Consumer Staples	3.59%
Energy	2.10%
Financials	22.01%
Health Care	2.75%
Industrials	8.48%
Information Technology	38.63%
Materials	3.53%
Real Estate	0.55%
Utilities	0.69%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

EMWLX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9088-R6

09/26

LAEMX

Lord Abbett Enhanced Municipal Yield Completion Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/SMADocuments

This annual shareholder report contains important information about the Lord Abbett Enhanced Municipal Yield Completion Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/SMADocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Municipal Yield Completion Fund	$0	0.00%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 6.55%, reflecting performance at the net asset value (NAV), with all distributions reinvested, compared to the 5.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Positive factors for the municipal market included overall healthy demand for municipal bond funds and a strong fundamental backdrop. Negative factors included an above-average municipal bond supply that pressured the market at various times throughout the fiscal year and has created more dispersion across sectors within the municipal market.

Top contributors to performance: An overweight allocation to BBB-rated bonds contributed to relative performance. Security selection, particularly within the Tobacco sector, also contributed to relative performance.

Top detractors from performance: The Fund’s yield curve positioning, specifically an underweight allocation to longer-term bonds, detracted from relative performance. An overweight allocation to the Transportation sector also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Enhanced Municipal Yield Completion Fund	Bloomberg Municipal Bond Index	Bloomberg U.S. Aggregate Bond Index
4/15/2024	$10,000	$10,000	$10,000
4/30/2024	$9,967	$9,962	$9,982
5/31/2024	$10,012	$9,933	$10,151
6/30/2024	$10,179	$10,085	$10,248
7/31/2024	$10,278	$10,177	$10,487
8/31/2024	$10,396	$10,257	$10,638
9/30/2024	$10,494	$10,359	$10,780
10/31/2024	$10,409	$10,208	$10,513
11/30/2024	$10,526	$10,384	$10,624
12/31/2024	$10,440	$10,233	$10,450
1/31/2025	$10,528	$10,284	$10,505
2/28/2025	$10,658	$10,386	$10,737
3/31/2025	$10,510	$10,210	$10,741
4/30/2025	$10,404	$10,128	$10,783
5/31/2025	$10,434	$10,134	$10,706
6/30/2025	$10,537	$10,197	$10,870
7/31/2025	$10,505	$10,177	$10,842
8/31/2025	$10,588	$10,265	$10,971
9/30/2025	$10,820	$10,503	$11,091
10/31/2025	$10,926	$10,633	$11,160
11/30/2025	$10,978	$10,658	$11,230
12/31/2025	$11,020	$10,667	$11,213
1/31/2026	$11,138	$10,767	$11,225
2/28/2026	$11,277	$10,902	$11,409
3/31/2026	$11,059	$10,648	$11,208
4/30/2026	$11,177	$10,770	$11,220
5/31/2026	$11,251	$10,810	$11,255
6/30/2026	$11,348	$10,915	$11,282
7/31/2026	$11,192	$10,713	$11,135

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 4/15/24Footnote Reference†
Enhanced Municipal Yield Completion Fund	6.55%	5.03%
Bloomberg Municipal Bond Index	5.26%	3.05%
Bloomberg U.S. Aggregate Bond Index	2.71%	4.80%
Footnote	Description
Footnote†	Performance since inception is measured from 4/15/24, the Fund's performance inception date. The Fund commenced operations on 4/9/2024.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

(as of July 31, 2026)

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$546,744,555
# of Portfolio Holdings	336
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$0
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  AAA2.24%
  AA+3.70%
  AA1.36%
  AA-0.72%
  A+0.65%
  A0.58%
  A-3.06%
  BBB+18.18%
  BBB14.31%
  BBB-11.68%
  BB+7.55%
  BB3.47%
  BB-0.88%
  B+1.76%
  B1.44%
  B-1.15%
  CCC+0.19%
  D0.00%Footnote Reference†
  NR27.08%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Amount is less than 0.01%

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/SMADocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

LAEMX

Lord Abbett Enhanced Municipal Yield Completion Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/SMADocuments

TSR-A-7000-CF

09/26

Class A

LGRAX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.60%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.06%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to the 4.69% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

From August 2025 through July 2026, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence ("AI"). Markets also faced headwinds from rising inflation pressures and heightened geopolitical tensions, including the U.S.-Iran conflict and its impact on energy prices. These developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income. Overall, the period reflected a balance between economic resilience and growing concerns around inflation, geopolitical risk and potential AI-driven disruption.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s rates positioning detracted from relative performance. The Fund’s allocation to investment grade corporate bonds also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class A with load	Bloomberg U.S. Floating Rate Notes Index	Bloomberg U.S. Aggregate Bond Index
5/4/2023	$9,775	$10,000	$10,000
5/31/2023	$9,816	$10,056	$9,866
6/30/2023	$9,903	$10,116	$9,831
7/31/2023	$10,013	$10,176	$9,824
8/31/2023	$10,086	$10,230	$9,761
9/30/2023	$10,156	$10,282	$9,513
10/31/2023	$10,190	$10,331	$9,363
11/30/2023	$10,274	$10,387	$9,787
12/31/2023	$10,371	$10,447	$10,161
1/31/2024	$10,468	$10,513	$10,134
2/29/2024	$10,545	$10,576	$9,990
3/31/2024	$10,626	$10,636	$10,083
4/30/2024	$10,684	$10,692	$9,828
5/31/2024	$10,766	$10,753	$9,995
6/30/2024	$10,835	$10,803	$10,089
7/31/2024	$10,899	$10,859	$10,325
8/31/2024	$10,959	$10,907	$10,473
9/30/2024	$11,040	$10,962	$10,613
10/31/2024	$11,099	$11,018	$10,350
11/30/2024	$11,166	$11,067	$10,460
12/31/2024	$11,230	$11,118	$10,288
1/31/2025	$11,309	$11,167	$10,343
2/28/2025	$11,372	$11,215	$10,571
3/31/2025	$11,382	$11,256	$10,575
4/30/2025	$11,382	$11,271	$10,616
5/31/2025	$11,473	$11,334	$10,540
6/30/2025	$11,539	$11,389	$10,702
7/31/2025	$11,597	$11,449	$10,674
8/31/2025	$11,678	$11,499	$10,802
9/30/2025	$11,736	$11,549	$10,920
10/31/2025	$11,773	$11,597	$10,988
11/30/2025	$11,829	$11,642	$11,056
12/31/2025	$11,885	$11,687	$11,040
1/31/2026	$11,951	$11,740	$11,051
2/28/2026	$11,977	$11,779	$11,232
3/31/2026	$11,959	$11,802	$11,034
4/30/2026	$12,047	$11,852	$11,047
5/31/2026	$12,112	$11,901	$11,081
6/30/2026	$12,152	$11,944	$11,108
7/31/2026	$12,184	$11,986	$10,963

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 5/4/23
Class A at NAV	5.06%	7.03%
Class A with sales charge	2.66%	6.28%
Bloomberg U.S. Floating Rate Notes Index	4.69%	5.75%
Bloomberg U.S. Aggregate Bond Index	2.71%	2.88%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$4,995,204,689
# of Portfolio Holdings	787
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$7,999,234

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	63.66%
Corporate Bonds	7.55%
Floating Rate Loans	8.80%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	5.78%
Non-Agency Commercial Mortgage-Backed Securities	6.88%
U.S. Treasury Obligations	5.16%
Repurchase Agreements	1.14%
Money Market FundsFootnote Reference**	0.05%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.35%.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LGRAX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9269-A

09/26

Class C

IGRCX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$140	1.37%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 4.36%, reflecting performance at the net asset value (NAV) of Class C shares with all distributions reinvested, compared to the 4.69% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

From August 2025 through July 2026, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence ("AI"). Markets also faced headwinds from rising inflation pressures and heightened geopolitical tensions, including the U.S.-Iran conflict and its impact on energy prices. These developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income. Overall, the period reflected a balance between economic resilience and growing concerns around inflation, geopolitical risk and potential AI-driven disruption.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s rates positioning detracted from relative performance. The Fund’s allocation to investment grade corporate bonds also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class C with load	Bloomberg U.S. Floating Rate Notes Index	Bloomberg U.S. Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,035	$10,056	$9,866
6/30/2023	$10,118	$10,116	$9,831
7/31/2023	$10,223	$10,176	$9,824
8/31/2023	$10,290	$10,230	$9,761
9/30/2023	$10,355	$10,282	$9,513
10/31/2023	$10,383	$10,331	$9,363
11/30/2023	$10,462	$10,387	$9,787
12/31/2023	$10,554	$10,447	$10,161
1/31/2024	$10,655	$10,513	$10,134
2/29/2024	$10,716	$10,576	$9,990
3/31/2024	$10,791	$10,636	$10,083
4/30/2024	$10,843	$10,692	$9,828
5/31/2024	$10,919	$10,753	$9,995
6/30/2024	$10,982	$10,803	$10,089
7/31/2024	$11,039	$10,859	$10,325
8/31/2024	$11,093	$10,907	$10,473
9/30/2024	$11,167	$10,962	$10,613
10/31/2024	$11,221	$11,018	$10,350
11/30/2024	$11,283	$11,067	$10,460
12/31/2024	$11,342	$11,118	$10,288
1/31/2025	$11,416	$11,167	$10,343
2/28/2025	$11,474	$11,215	$10,571
3/31/2025	$11,479	$11,256	$10,575
4/30/2025	$11,471	$11,271	$10,616
5/31/2025	$11,555	$11,334	$10,540
6/30/2025	$11,614	$11,389	$10,702
7/31/2025	$11,665	$11,449	$10,674
8/31/2025	$11,739	$11,499	$10,802
9/30/2025	$11,790	$11,549	$10,920
10/31/2025	$11,830	$11,597	$10,988
11/30/2025	$11,867	$11,642	$11,056
12/31/2025	$11,915	$11,687	$11,040
1/31/2026	$11,974	$11,740	$11,051
2/28/2026	$11,993	$11,779	$11,232
3/31/2026	$11,967	$11,802	$11,034
4/30/2026	$12,048	$11,852	$11,047
5/31/2026	$12,105	$11,901	$11,081
6/30/2026	$12,138	$11,944	$11,108
7/31/2026	$12,174	$11,986	$10,963

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 5/4/23
Class C at NAV	4.36%	6.26%
Class C with sales charge	3.37%	6.26%
Bloomberg U.S. Floating Rate Notes Index	4.69%	5.75%
Bloomberg U.S. Aggregate Bond Index	2.71%	2.88%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$4,995,204,689
# of Portfolio Holdings	787
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$7,999,234

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	63.66%
Corporate Bonds	7.55%
Floating Rate Loans	8.80%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	5.78%
Non-Agency Commercial Mortgage-Backed Securities	6.88%
U.S. Treasury Obligations	5.16%
Repurchase Agreements	1.14%
Money Market FundsFootnote Reference**	0.05%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.35%.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

IGRCX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9270-C

09/26

Class F

LGRFX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$48	0.47%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.31%, reflecting performance at the net asset value (NAV) of Class F shares with all distributions reinvested, compared to the 4.69% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

From August 2025 through July 2026, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence ("AI"). Markets also faced headwinds from rising inflation pressures and heightened geopolitical tensions, including the U.S.-Iran conflict and its impact on energy prices. These developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income. Overall, the period reflected a balance between economic resilience and growing concerns around inflation, geopolitical risk and potential AI-driven disruption.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s rates positioning detracted from relative performance. The Fund’s allocation to investment grade corporate bonds also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class F	Bloomberg U.S. Floating Rate Notes Index	Bloomberg U.S. Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,043	$10,056	$9,866
6/30/2023	$10,134	$10,116	$9,831
7/31/2023	$10,249	$10,176	$9,824
8/31/2023	$10,324	$10,230	$9,761
9/30/2023	$10,398	$10,282	$9,513
10/31/2023	$10,435	$10,331	$9,363
11/30/2023	$10,522	$10,387	$9,787
12/31/2023	$10,624	$10,447	$10,161
1/31/2024	$10,736	$10,513	$10,134
2/29/2024	$10,816	$10,576	$9,990
3/31/2024	$10,890	$10,636	$10,083
4/30/2024	$10,951	$10,692	$9,828
5/31/2024	$11,037	$10,753	$9,995
6/30/2024	$11,110	$10,803	$10,089
7/31/2024	$11,177	$10,859	$10,325
8/31/2024	$11,241	$10,907	$10,473
9/30/2024	$11,326	$10,962	$10,613
10/31/2024	$11,388	$11,018	$10,350
11/30/2024	$11,458	$11,067	$10,460
12/31/2024	$11,526	$11,118	$10,288
1/31/2025	$11,609	$11,167	$10,343
2/28/2025	$11,675	$11,215	$10,571
3/31/2025	$11,688	$11,256	$10,575
4/30/2025	$11,690	$11,271	$10,616
5/31/2025	$11,785	$11,334	$10,540
6/30/2025	$11,855	$11,389	$10,702
7/31/2025	$11,916	$11,449	$10,674
8/31/2025	$12,002	$11,499	$10,802
9/30/2025	$12,063	$11,549	$10,920
10/31/2025	$12,115	$11,597	$10,988
11/30/2025	$12,162	$11,642	$11,056
12/31/2025	$12,233	$11,687	$11,040
1/31/2026	$12,291	$11,740	$11,051
2/28/2026	$12,330	$11,779	$11,232
3/31/2026	$12,300	$11,802	$11,034
4/30/2026	$12,392	$11,852	$11,047
5/31/2026	$12,460	$11,901	$11,081
6/30/2026	$12,502	$11,944	$11,108
7/31/2026	$12,549	$11,986	$10,963

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 5/4/23
Class F at NAV	5.31%	7.26%
Bloomberg U.S. Floating Rate Notes Index	4.69%	5.75%
Bloomberg U.S. Aggregate Bond Index	2.71%	2.88%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$4,995,204,689
# of Portfolio Holdings	787
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$7,999,234

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	63.66%
Corporate Bonds	7.55%
Floating Rate Loans	8.80%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	5.78%
Non-Agency Commercial Mortgage-Backed Securities	6.88%
U.S. Treasury Obligations	5.16%
Repurchase Agreements	1.14%
Money Market FundsFootnote Reference**	0.05%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the 0.10% distribution fee waiver on Class F shares expired, and the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.35%.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LGRFX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9271-F

09/26

Class F3

IGRNX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.30%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.37%, reflecting performance at the net asset value (NAV) of Class F3 shares with all distributions reinvested, compared to the 4.69% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

From August 2025 through July 2026, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence ("AI"). Markets also faced headwinds from rising inflation pressures and heightened geopolitical tensions, including the U.S.-Iran conflict and its impact on energy prices. These developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income. Overall, the period reflected a balance between economic resilience and growing concerns around inflation, geopolitical risk and potential AI-driven disruption.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s rates positioning detracted from relative performance. The Fund’s allocation to investment grade corporate bonds also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class F3	Bloomberg U.S. Floating Rate Notes Index	Bloomberg U.S. Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,044	$10,056	$9,866
6/30/2023	$10,136	$10,116	$9,831
7/31/2023	$10,250	$10,176	$9,824
8/31/2023	$10,327	$10,230	$9,761
9/30/2023	$10,401	$10,282	$9,513
10/31/2023	$10,439	$10,331	$9,363
11/30/2023	$10,527	$10,387	$9,787
12/31/2023	$10,629	$10,447	$10,161
1/31/2024	$10,731	$10,513	$10,134
2/29/2024	$10,812	$10,576	$9,990
3/31/2024	$10,897	$10,636	$10,083
4/30/2024	$10,959	$10,692	$9,828
5/31/2024	$11,045	$10,753	$9,995
6/30/2024	$11,119	$10,803	$10,089
7/31/2024	$11,187	$10,859	$10,325
8/31/2024	$11,251	$10,907	$10,473
9/30/2024	$11,337	$10,962	$10,613
10/31/2024	$11,400	$11,018	$10,350
11/30/2024	$11,471	$11,067	$10,460
12/31/2024	$11,538	$11,118	$10,288
1/31/2025	$11,621	$11,167	$10,343
2/28/2025	$11,688	$11,215	$10,571
3/31/2025	$11,702	$11,256	$10,575
4/30/2025	$11,704	$11,271	$10,616
5/31/2025	$11,799	$11,334	$10,540
6/30/2025	$11,869	$11,389	$10,702
7/31/2025	$11,931	$11,449	$10,674
8/31/2025	$12,017	$11,499	$10,802
9/30/2025	$12,079	$11,549	$10,920
10/31/2025	$12,120	$11,597	$10,988
11/30/2025	$12,180	$11,642	$11,056
12/31/2025	$12,240	$11,687	$11,040
1/31/2026	$12,312	$11,740	$11,051
2/28/2026	$12,342	$11,779	$11,232
3/31/2026	$12,326	$11,802	$11,034
4/30/2026	$12,420	$11,852	$11,047
5/31/2026	$12,490	$11,901	$11,081
6/30/2026	$12,535	$11,944	$11,108
7/31/2026	$12,572	$11,986	$10,963

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 5/4/23
Class F3 at NAV	5.37%	7.32%
Bloomberg U.S. Floating Rate Notes Index	4.69%	5.75%
Bloomberg U.S. Aggregate Bond Index	2.71%	2.88%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$4,995,204,689
# of Portfolio Holdings	787
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$7,999,234

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	63.66%
Corporate Bonds	7.55%
Floating Rate Loans	8.80%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	5.78%
Non-Agency Commercial Mortgage-Backed Securities	6.88%
U.S. Treasury Obligations	5.16%
Repurchase Agreements	1.14%
Money Market FundsFootnote Reference**	0.05%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.34%.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

IGRNX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9272-F3

09/26

Class I

LGRYX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.40%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.38%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to the 4.69% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

From August 2025 through July 2026, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence ("AI"). Markets also faced headwinds from rising inflation pressures and heightened geopolitical tensions, including the U.S.-Iran conflict and its impact on energy prices. These developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income. Overall, the period reflected a balance between economic resilience and growing concerns around inflation, geopolitical risk and potential AI-driven disruption.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s rates positioning detracted from relative performance. The Fund’s allocation to investment grade corporate bonds also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class I	Bloomberg U.S. Floating Rate Notes Index	Bloomberg U.S. Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,044	$10,056	$9,866
6/30/2023	$10,134	$10,116	$9,831
7/31/2023	$10,249	$10,176	$9,824
8/31/2023	$10,324	$10,230	$9,761
9/30/2023	$10,398	$10,282	$9,513
10/31/2023	$10,435	$10,331	$9,363
11/30/2023	$10,522	$10,387	$9,787
12/31/2023	$10,624	$10,447	$10,161
1/31/2024	$10,725	$10,513	$10,134
2/29/2024	$10,805	$10,576	$9,990
3/31/2024	$10,890	$10,636	$10,083
4/30/2024	$10,951	$10,692	$9,828
5/31/2024	$11,037	$10,753	$9,995
6/30/2024	$11,110	$10,803	$10,089
7/31/2024	$11,177	$10,859	$10,325
8/31/2024	$11,241	$10,907	$10,473
9/30/2024	$11,326	$10,962	$10,613
10/31/2024	$11,388	$11,018	$10,350
11/30/2024	$11,459	$11,067	$10,460
12/31/2024	$11,526	$11,118	$10,288
1/31/2025	$11,609	$11,167	$10,343
2/28/2025	$11,675	$11,215	$10,571
3/31/2025	$11,688	$11,256	$10,575
4/30/2025	$11,690	$11,271	$10,616
5/31/2025	$11,785	$11,334	$10,540
6/30/2025	$11,855	$11,389	$10,702
7/31/2025	$11,916	$11,449	$10,674
8/31/2025	$12,002	$11,499	$10,802
9/30/2025	$12,063	$11,549	$10,920
10/31/2025	$12,115	$11,597	$10,988
11/30/2025	$12,162	$11,642	$11,056
12/31/2025	$12,222	$11,687	$11,040
1/31/2026	$12,293	$11,740	$11,051
2/28/2026	$12,321	$11,779	$11,232
3/31/2026	$12,305	$11,802	$11,034
4/30/2026	$12,397	$11,852	$11,047
5/31/2026	$12,466	$11,901	$11,081
6/30/2026	$12,510	$11,944	$11,108
7/31/2026	$12,557	$11,986	$10,963

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 5/4/23
Class I at NAV	5.38%	7.28%
Bloomberg U.S. Floating Rate Notes Index	4.69%	5.75%
Bloomberg U.S. Aggregate Bond Index	2.71%	2.88%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$4,995,204,689
# of Portfolio Holdings	787
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$7,999,234

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	63.66%
Corporate Bonds	7.55%
Floating Rate Loans	8.80%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	5.78%
Non-Agency Commercial Mortgage-Backed Securities	6.88%
U.S. Treasury Obligations	5.16%
Repurchase Agreements	1.14%
Money Market FundsFootnote Reference**	0.05%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.35%.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LGRYX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9273-I

09/26

Class R5

IGRSX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$40	0.39%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.29%, reflecting performance at the net asset value (NAV) of Class R5 shares with all distributions reinvested, compared to the 4.69% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

From August 2025 through July 2026, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence ("AI"). Markets also faced headwinds from rising inflation pressures and heightened geopolitical tensions, including the U.S.-Iran conflict and its impact on energy prices. These developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income. Overall, the period reflected a balance between economic resilience and growing concerns around inflation, geopolitical risk and potential AI-driven disruption.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s rates positioning detracted from relative performance. The Fund’s allocation to investment grade corporate bonds also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class R5	Bloomberg U.S. Floating Rate Notes Index	Bloomberg U.S. Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,043	$10,056	$9,866
6/30/2023	$10,134	$10,116	$9,831
7/31/2023	$10,249	$10,176	$9,824
8/31/2023	$10,324	$10,230	$9,761
9/30/2023	$10,398	$10,282	$9,513
10/31/2023	$10,435	$10,331	$9,363
11/30/2023	$10,522	$10,387	$9,787
12/31/2023	$10,624	$10,447	$10,161
1/31/2024	$10,725	$10,513	$10,134
2/29/2024	$10,805	$10,576	$9,990
3/31/2024	$10,890	$10,636	$10,083
4/30/2024	$10,951	$10,692	$9,828
5/31/2024	$11,037	$10,753	$9,995
6/30/2024	$11,110	$10,803	$10,089
7/31/2024	$11,177	$10,859	$10,325
8/31/2024	$11,241	$10,907	$10,473
9/30/2024	$11,325	$10,962	$10,613
10/31/2024	$11,388	$11,018	$10,350
11/30/2024	$11,458	$11,067	$10,460
12/31/2024	$11,526	$11,118	$10,288
1/31/2025	$11,608	$11,167	$10,343
2/28/2025	$11,674	$11,215	$10,571
3/31/2025	$11,676	$11,256	$10,575
4/30/2025	$11,689	$11,271	$10,616
5/31/2025	$11,783	$11,334	$10,540
6/30/2025	$11,854	$11,389	$10,702
7/31/2025	$11,915	$11,449	$10,674
8/31/2025	$12,000	$11,499	$10,802
9/30/2025	$12,050	$11,549	$10,920
10/31/2025	$12,101	$11,597	$10,988
11/30/2025	$12,161	$11,642	$11,056
12/31/2025	$12,220	$11,687	$11,040
1/31/2026	$12,291	$11,740	$11,051
2/28/2026	$12,320	$11,779	$11,232
3/31/2026	$12,304	$11,802	$11,034
4/30/2026	$12,397	$11,852	$11,047
5/31/2026	$12,466	$11,901	$11,081
6/30/2026	$12,510	$11,944	$11,108
7/31/2026	$12,545	$11,986	$10,963

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 5/4/23
Class R5 at NAV	5.29%	7.25%
Bloomberg U.S. Floating Rate Notes Index	4.69%	5.75%
Bloomberg U.S. Aggregate Bond Index	2.71%	2.88%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$4,995,204,689
# of Portfolio Holdings	787
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$7,999,234

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	63.66%
Corporate Bonds	7.55%
Floating Rate Loans	8.80%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	5.78%
Non-Agency Commercial Mortgage-Backed Securities	6.88%
U.S. Treasury Obligations	5.16%
Repurchase Agreements	1.14%
Money Market FundsFootnote Reference**	0.05%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.35%.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

IGRSX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9277-R5

09/26

Class R6

LGRUX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.29%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.49%, reflecting performance at the net asset value (NAV) of Class R6 shares with all distributions reinvested, compared to the 4.69% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

From August 2025 through July 2026, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence ("AI"). Markets also faced headwinds from rising inflation pressures and heightened geopolitical tensions, including the U.S.-Iran conflict and its impact on energy prices. These developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income. Overall, the period reflected a balance between economic resilience and growing concerns around inflation, geopolitical risk and potential AI-driven disruption.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s rates positioning detracted from relative performance. The Fund’s allocation to investment grade corporate bonds also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Floating Rate Notes Index	Bloomberg U.S. Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,044	$10,056	$9,866
6/30/2023	$10,136	$10,116	$9,831
7/31/2023	$10,250	$10,176	$9,824
8/31/2023	$10,327	$10,230	$9,761
9/30/2023	$10,401	$10,282	$9,513
10/31/2023	$10,439	$10,331	$9,363
11/30/2023	$10,527	$10,387	$9,787
12/31/2023	$10,629	$10,447	$10,161
1/31/2024	$10,731	$10,513	$10,134
2/29/2024	$10,812	$10,576	$9,990
3/31/2024	$10,897	$10,636	$10,083
4/30/2024	$10,959	$10,692	$9,828
5/31/2024	$11,045	$10,753	$9,995
6/30/2024	$11,119	$10,803	$10,089
7/31/2024	$11,187	$10,859	$10,325
8/31/2024	$11,251	$10,907	$10,473
9/30/2024	$11,337	$10,962	$10,613
10/31/2024	$11,400	$11,018	$10,350
11/30/2024	$11,471	$11,067	$10,460
12/31/2024	$11,539	$11,118	$10,288
1/31/2025	$11,621	$11,167	$10,343
2/28/2025	$11,688	$11,215	$10,571
3/31/2025	$11,690	$11,256	$10,575
4/30/2025	$11,704	$11,271	$10,616
5/31/2025	$11,798	$11,334	$10,540
6/30/2025	$11,869	$11,389	$10,702
7/31/2025	$11,930	$11,449	$10,674
8/31/2025	$12,016	$11,499	$10,802
9/30/2025	$12,079	$11,549	$10,920
10/31/2025	$12,119	$11,597	$10,988
11/30/2025	$12,179	$11,642	$11,056
12/31/2025	$12,241	$11,687	$11,040
1/31/2026	$12,313	$11,740	$11,051
2/28/2026	$12,342	$11,779	$11,232
3/31/2026	$12,327	$11,802	$11,034
4/30/2026	$12,421	$11,852	$11,047
5/31/2026	$12,491	$11,901	$11,081
6/30/2026	$12,537	$11,944	$11,108
7/31/2026	$12,585	$11,986	$10,963

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 5/4/23
Class R6 at NAV	5.49%	7.35%
Bloomberg U.S. Floating Rate Notes Index	4.69%	5.75%
Bloomberg U.S. Aggregate Bond Index	2.71%	2.88%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$4,995,204,689
# of Portfolio Holdings	787
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$7,999,234

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	63.66%
Corporate Bonds	7.55%
Floating Rate Loans	8.80%
Foreign Government Obligations	0.97%
Government Sponsored Enterprises Collateralized Mortgage Obligations	5.78%
Non-Agency Commercial Mortgage-Backed Securities	6.88%
U.S. Treasury Obligations	5.16%
Repurchase Agreements	1.14%
Money Market FundsFootnote Reference**	0.05%
Time DepositsFootnote Reference**	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.34%.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LGRUX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9278-R6

09/26

Class A

LAAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	0.95%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 26.53%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 20.42% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a semiconductor manufacturer. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance over the period, driven by an allocation to Heidelberg Materials, a building materials company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Meta Platforms, a technology company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class A with load	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Net Index
6/24/2021	$9,427	$10,000	$10,000
6/30/2021	$9,371	$9,981	$9,893
7/31/2021	$9,421	$9,830	$9,967
8/31/2021	$9,626	$10,052	$10,143
9/30/2021	$9,047	$9,620	$9,849
10/31/2021	$9,439	$9,918	$10,091
11/30/2021	$9,165	$9,560	$9,621
12/31/2021	$9,421	$9,847	$10,114
1/31/2022	$8,511	$9,053	$9,625
2/28/2022	$8,118	$8,801	$9,455
3/31/2022	$8,062	$8,787	$9,516
4/30/2022	$7,458	$8,133	$8,900
5/31/2022	$7,358	$8,063	$8,967
6/30/2022	$6,860	$7,406	$8,135
7/31/2022	$7,215	$7,814	$8,540
8/31/2022	$6,822	$7,509	$8,135
9/30/2022	$6,193	$6,712	$7,374
10/31/2022	$6,343	$6,844	$7,770
11/30/2022	$7,209	$7,695	$8,645
12/31/2022	$6,893	$7,577	$8,652
1/31/2023	$7,539	$8,218	$9,353
2/28/2023	$7,219	$7,867	$9,158
3/31/2023	$7,633	$8,228	$9,385
4/30/2023	$7,665	$8,312	$9,650
5/31/2023	$7,577	$8,081	$9,241
6/30/2023	$7,853	$8,388	$9,662
7/31/2023	$7,941	$8,650	$9,974
8/31/2023	$7,608	$8,209	$9,592
9/30/2023	$7,113	$7,775	$9,265
10/31/2023	$6,856	$7,473	$8,889
11/30/2023	$7,577	$8,246	$9,714
12/31/2023	$7,959	$8,641	$10,230
1/31/2024	$8,035	$8,574	$10,289
2/29/2024	$8,552	$8,902	$10,477
3/31/2024	$8,804	$9,151	$10,822
4/30/2024	$8,394	$8,898	$10,545
5/31/2024	$8,791	$9,133	$10,953
6/30/2024	$8,962	$9,218	$10,777
7/31/2024	$8,924	$9,315	$11,093
8/31/2024	$9,201	$9,611	$11,453
9/30/2024	$9,321	$9,855	$11,559
10/31/2024	$8,924	$9,354	$10,931
11/30/2024	$8,943	$9,277	$10,869
12/31/2024	$8,683	$9,078	$10,621
1/31/2025	$9,087	$9,465	$11,180
2/28/2025	$9,163	$9,472	$11,396
3/31/2025	$8,816	$9,257	$11,350
4/30/2025	$9,195	$9,634	$11,870
5/31/2025	$9,725	$10,120	$12,413
6/30/2025	$10,218	$10,521	$12,687
7/31/2025	$10,047	$10,394	$12,509
8/31/2025	$10,218	$10,687	$13,042
9/30/2025	$10,628	$11,122	$13,292
10/31/2025	$10,982	$11,390	$13,448
11/30/2025	$10,755	$11,186	$13,532
12/31/2025	$10,841	$11,407	$13,937
1/31/2026	$11,682	$12,037	$14,665
2/28/2026	$12,175	$12,515	$15,343
3/31/2026	$10,936	$10,995	$13,764
4/30/2026	$12,624	$12,221	$14,790
5/31/2026	$13,617	$12,903	$15,244
6/30/2026	$14,111	$12,868	$15,254
7/31/2026	$12,713	$12,516	$15,552

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 6/24/21
Class A at NAV	26.53%	6.18%	6.04%
Class A with sales charge	19.26%	4.93%	4.82%
MSCI All Country World ex USA Growth Index (Net)	20.42%	4.95%	4.50%
MSCI EAFE Net Index	24.33%	9.31%	9.04%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$6,621,278
# of Portfolio Holdings	80
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.46%
Consumer Discretionary	11.45%
Consumer Staples	3.34%
Financials	11.72%
Health Care	11.10%
Industrials	20.62%
Information Technology	27.00%
Materials	4.29%
Repurchase Agreements	6.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9250-A

09/26

Class C

LCAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 25.51%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 20.42% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a semiconductor manufacturer. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance over the period, driven by an allocation to Heidelberg Materials, a building materials company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Meta Platforms, a technology company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class C with load	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Net Index
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,934	$9,981	$9,893
7/31/2021	$9,987	$9,830	$9,967
8/31/2021	$10,198	$10,052	$10,143
9/30/2021	$9,577	$9,620	$9,849
10/31/2021	$9,987	$9,918	$10,091
11/30/2021	$9,689	$9,560	$9,621
12/31/2021	$9,954	$9,847	$10,114
1/31/2022	$8,982	$9,053	$9,625
2/28/2022	$8,566	$8,801	$9,455
3/31/2022	$8,500	$8,787	$9,516
4/30/2022	$7,859	$8,133	$8,900
5/31/2022	$7,746	$8,063	$8,967
6/30/2022	$7,224	$7,406	$8,135
7/31/2022	$7,594	$7,814	$8,540
8/31/2022	$7,171	$7,509	$8,135
9/30/2022	$6,504	$6,712	$7,374
10/31/2022	$6,662	$6,844	$7,770
11/30/2022	$7,561	$7,695	$8,645
12/31/2022	$7,231	$7,577	$8,652
1/31/2023	$7,898	$8,218	$9,353
2/28/2023	$7,561	$7,867	$9,158
3/31/2023	$7,991	$8,228	$9,385
4/30/2023	$8,024	$8,312	$9,650
5/31/2023	$7,918	$8,081	$9,241
6/30/2023	$8,209	$8,388	$9,662
7/31/2023	$8,288	$8,650	$9,974
8/31/2023	$7,938	$8,209	$9,592
9/30/2023	$7,416	$7,775	$9,265
10/31/2023	$7,145	$7,473	$8,889
11/30/2023	$7,898	$8,246	$9,714
12/31/2023	$8,282	$8,641	$10,230
1/31/2024	$8,361	$8,574	$10,289
2/29/2024	$8,890	$8,902	$10,477
3/31/2024	$9,147	$9,151	$10,822
4/30/2024	$8,718	$8,898	$10,545
5/31/2024	$9,121	$9,133	$10,953
6/30/2024	$9,293	$9,218	$10,777
7/31/2024	$9,247	$9,315	$11,093
8/31/2024	$9,531	$9,611	$11,453
9/30/2024	$9,650	$9,855	$11,559
10/31/2024	$9,233	$9,354	$10,931
11/30/2024	$9,247	$9,277	$10,869
12/31/2024	$8,976	$9,078	$10,621
1/31/2025	$9,385	$9,465	$11,180
2/28/2025	$9,458	$9,472	$11,396
3/31/2025	$9,095	$9,257	$11,350
4/30/2025	$9,478	$9,634	$11,870
5/31/2025	$10,020	$10,120	$12,413
6/30/2025	$10,522	$10,521	$12,687
7/31/2025	$10,337	$10,394	$12,509
8/31/2025	$10,502	$10,687	$13,042
9/30/2025	$10,919	$11,122	$13,292
10/31/2025	$11,276	$11,390	$13,448
11/30/2025	$11,038	$11,186	$13,532
12/31/2025	$11,110	$11,407	$13,937
1/31/2026	$11,970	$12,037	$14,665
2/28/2026	$12,465	$12,515	$15,343
3/31/2026	$11,190	$10,995	$13,764
4/30/2026	$12,915	$12,221	$14,790
5/31/2026	$13,926	$12,903	$15,244
6/30/2026	$14,415	$12,868	$15,254
7/31/2026	$12,974	$12,516	$15,552

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 6/24/21
Class C at NAV	25.51%	5.37%	5.24%
Class C with sales charge	24.51%	5.37%	5.24%
MSCI All Country World ex USA Growth Index (Net)	20.42%	4.95%	4.50%
MSCI EAFE Net Index	24.33%	9.31%	9.04%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$6,621,278
# of Portfolio Holdings	80
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.46%
Consumer Discretionary	11.45%
Consumer Staples	3.34%
Financials	11.72%
Health Care	11.10%
Industrials	20.62%
Information Technology	27.00%
Materials	4.29%
Repurchase Agreements	6.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LCAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9251-C

09/26

Class F

LAFGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$79	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 26.79%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 20.42% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a semiconductor manufacturer. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance over the period, driven by an allocation to Heidelberg Materials, a building materials company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Meta Platforms, a technology company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class F	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Net Index
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,020	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,007	$9,847	$10,114
1/31/2022	$9,042	$9,053	$9,625
2/28/2022	$8,625	$8,801	$9,455
3/31/2022	$8,566	$8,787	$9,516
4/30/2022	$7,925	$8,133	$8,900
5/31/2022	$7,819	$8,063	$8,967
6/30/2022	$7,297	$7,406	$8,135
7/31/2022	$7,673	$7,814	$8,540
8/31/2022	$7,257	$7,509	$8,135
9/30/2022	$6,590	$6,712	$7,374
10/31/2022	$6,748	$6,844	$7,770
11/30/2022	$7,673	$7,695	$8,645
12/31/2022	$7,341	$7,577	$8,652
1/31/2023	$8,027	$8,218	$9,353
2/28/2023	$7,687	$7,867	$9,158
3/31/2023	$8,133	$8,228	$9,385
4/30/2023	$8,173	$8,312	$9,650
5/31/2023	$8,073	$8,081	$9,241
6/30/2023	$8,373	$8,388	$9,662
7/31/2023	$8,466	$8,650	$9,974
8/31/2023	$8,113	$8,209	$9,592
9/30/2023	$7,587	$7,775	$9,265
10/31/2023	$7,314	$7,473	$8,889
11/30/2023	$8,087	$8,246	$9,714
12/31/2023	$8,498	$8,641	$10,230
1/31/2024	$8,579	$8,574	$10,289
2/29/2024	$9,128	$8,902	$10,477
3/31/2024	$9,403	$9,151	$10,822
4/30/2024	$8,967	$8,898	$10,545
5/31/2024	$9,396	$9,133	$10,953
6/30/2024	$9,577	$9,218	$10,777
7/31/2024	$9,537	$9,315	$11,093
8/31/2024	$9,839	$9,611	$11,453
9/30/2024	$9,966	$9,855	$11,559
10/31/2024	$9,544	$9,354	$10,931
11/30/2024	$9,571	$9,277	$10,869
12/31/2024	$9,296	$9,078	$10,621
1/31/2025	$9,726	$9,465	$11,180
2/28/2025	$9,807	$9,472	$11,396
3/31/2025	$9,444	$9,257	$11,350
4/30/2025	$9,847	$9,634	$11,870
5/31/2025	$10,419	$10,120	$12,413
6/30/2025	$10,950	$10,521	$12,687
7/31/2025	$10,769	$10,394	$12,509
8/31/2025	$10,950	$10,687	$13,042
9/30/2025	$11,394	$11,122	$13,292
10/31/2025	$11,778	$11,390	$13,448
11/30/2025	$11,536	$11,186	$13,532
12/31/2025	$11,629	$11,407	$13,937
1/31/2026	$12,533	$12,037	$14,665
2/28/2026	$13,066	$12,515	$15,343
3/31/2026	$11,737	$10,995	$13,764
4/30/2026	$13,552	$12,221	$14,790
5/31/2026	$14,625	$12,903	$15,244
6/30/2026	$15,157	$12,868	$15,254
7/31/2026	$13,653	$12,516	$15,552

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 6/24/21
Class F at NAV	26.79%	6.43%	6.29%
MSCI All Country World ex USA Growth Index (Net)	20.42%	4.95%	4.50%
MSCI EAFE Net Index	24.33%	9.31%	9.04%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$6,621,278
# of Portfolio Holdings	80
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.46%
Consumer Discretionary	11.45%
Consumer Staples	3.34%
Financials	11.72%
Health Care	11.10%
Industrials	20.62%
Information Technology	27.00%
Materials	4.29%
Repurchase Agreements	6.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LAFGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9252-F

09/26

Class F3

LOAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$75	0.66%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 26.84%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 20.42% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a semiconductor manufacturer. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance over the period, driven by an allocation to Heidelberg Materials, a building materials company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Meta Platforms, a technology company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class F3	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Net Index
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,026	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,013	$9,847	$10,114
1/31/2022	$9,048	$9,053	$9,625
2/28/2022	$8,632	$8,801	$9,455
3/31/2022	$8,572	$8,787	$9,516
4/30/2022	$7,931	$8,133	$8,900
5/31/2022	$7,826	$8,063	$8,967
6/30/2022	$7,303	$7,406	$8,135
7/31/2022	$7,687	$7,814	$8,540
8/31/2022	$7,264	$7,509	$8,135
9/30/2022	$6,596	$6,712	$7,374
10/31/2022	$6,761	$6,844	$7,770
11/30/2022	$7,680	$7,695	$8,645
12/31/2022	$7,350	$7,577	$8,652
1/31/2023	$8,044	$8,218	$9,353
2/28/2023	$7,697	$7,867	$9,158
3/31/2023	$8,151	$8,228	$9,385
4/30/2023	$8,184	$8,312	$9,650
5/31/2023	$8,091	$8,081	$9,241
6/30/2023	$8,391	$8,388	$9,662
7/31/2023	$8,484	$8,650	$9,974
8/31/2023	$8,131	$8,209	$9,592
9/30/2023	$7,604	$7,775	$9,265
10/31/2023	$7,337	$7,473	$8,889
11/30/2023	$8,111	$8,246	$9,714
12/31/2023	$8,519	$8,641	$10,230
1/31/2024	$8,600	$8,574	$10,289
2/29/2024	$9,158	$8,902	$10,477
3/31/2024	$9,426	$9,151	$10,822
4/30/2024	$8,996	$8,898	$10,545
5/31/2024	$9,420	$9,133	$10,953
6/30/2024	$9,601	$9,218	$10,777
7/31/2024	$9,567	$9,315	$11,093
8/31/2024	$9,870	$9,611	$11,453
9/30/2024	$9,997	$9,855	$11,559
10/31/2024	$9,574	$9,354	$10,931
11/30/2024	$9,601	$9,277	$10,869
12/31/2024	$9,321	$9,078	$10,621
1/31/2025	$9,760	$9,465	$11,180
2/28/2025	$9,841	$9,472	$11,396
3/31/2025	$9,470	$9,257	$11,350
4/30/2025	$9,881	$9,634	$11,870
5/31/2025	$10,455	$10,120	$12,413
6/30/2025	$10,988	$10,521	$12,687
7/31/2025	$10,806	$10,394	$12,509
8/31/2025	$10,988	$10,687	$13,042
9/30/2025	$11,434	$11,122	$13,292
10/31/2025	$11,812	$11,390	$13,448
11/30/2025	$11,575	$11,186	$13,532
12/31/2025	$11,667	$11,407	$13,937
1/31/2026	$12,575	$12,037	$14,665
2/28/2026	$13,110	$12,515	$15,343
3/31/2026	$11,775	$10,995	$13,764
4/30/2026	$13,604	$12,221	$14,790
5/31/2026	$14,682	$12,903	$15,244
6/30/2026	$15,210	$12,868	$15,254
7/31/2026	$13,706	$12,516	$15,552

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 6/24/21
Class F3 at NAV	26.84%	6.51%	6.37%
MSCI All Country World ex USA Growth Index (Net)	20.42%	4.95%	4.50%
MSCI EAFE Net Index	24.33%	9.31%	9.04%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$6,621,278
# of Portfolio Holdings	80
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.46%
Consumer Discretionary	11.45%
Consumer Staples	3.34%
Financials	11.72%
Health Care	11.10%
Industrials	20.62%
Information Technology	27.00%
Materials	4.29%
Repurchase Agreements	6.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9253-F3

09/26

Class I

LIAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 26.73%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 20.42% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a semiconductor manufacturer. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance over the period, driven by an allocation to Heidelberg Materials, a building materials company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Meta Platforms, a technology company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class I	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Net Index
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,020	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,007	$9,847	$10,114
1/31/2022	$9,042	$9,053	$9,625
2/28/2022	$8,625	$8,801	$9,455
3/31/2022	$8,566	$8,787	$9,516
4/30/2022	$7,925	$8,133	$8,900
5/31/2022	$7,819	$8,063	$8,967
6/30/2022	$7,297	$7,406	$8,135
7/31/2022	$7,673	$7,814	$8,540
8/31/2022	$7,257	$7,509	$8,135
9/30/2022	$6,590	$6,712	$7,374
10/31/2022	$6,748	$6,844	$7,770
11/30/2022	$7,673	$7,695	$8,645
12/31/2022	$7,341	$7,577	$8,652
1/31/2023	$8,028	$8,218	$9,353
2/28/2023	$7,688	$7,867	$9,158
3/31/2023	$8,135	$8,228	$9,385
4/30/2023	$8,175	$8,312	$9,650
5/31/2023	$8,075	$8,081	$9,241
6/30/2023	$8,375	$8,388	$9,662
7/31/2023	$8,468	$8,650	$9,974
8/31/2023	$8,115	$8,209	$9,592
9/30/2023	$7,588	$7,775	$9,265
10/31/2023	$7,315	$7,473	$8,889
11/30/2023	$8,088	$8,246	$9,714
12/31/2023	$8,496	$8,641	$10,230
1/31/2024	$8,583	$8,574	$10,289
2/29/2024	$9,134	$8,902	$10,477
3/31/2024	$9,402	$9,151	$10,822
4/30/2024	$8,973	$8,898	$10,545
5/31/2024	$9,396	$9,133	$10,953
6/30/2024	$9,577	$9,218	$10,777
7/31/2024	$9,537	$9,315	$11,093
8/31/2024	$9,839	$9,611	$11,453
9/30/2024	$9,967	$9,855	$11,559
10/31/2024	$9,550	$9,354	$10,931
11/30/2024	$9,570	$9,277	$10,869
12/31/2024	$9,297	$9,078	$10,621
1/31/2025	$9,729	$9,465	$11,180
2/28/2025	$9,810	$9,472	$11,396
3/31/2025	$9,446	$9,257	$11,350
4/30/2025	$9,850	$9,634	$11,870
5/31/2025	$10,424	$10,120	$12,413
6/30/2025	$10,950	$10,521	$12,687
7/31/2025	$10,775	$10,394	$12,509
8/31/2025	$10,950	$10,687	$13,042
9/30/2025	$11,395	$11,122	$13,292
10/31/2025	$11,780	$11,390	$13,448
11/30/2025	$11,537	$11,186	$13,532
12/31/2025	$11,629	$11,407	$13,937
1/31/2026	$12,537	$12,037	$14,665
2/28/2026	$13,065	$12,515	$15,343
3/31/2026	$11,738	$10,995	$13,764
4/30/2026	$13,560	$12,221	$14,790
5/31/2026	$14,630	$12,903	$15,244
6/30/2026	$15,158	$12,868	$15,254
7/31/2026	$13,654	$12,516	$15,552

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 6/24/21
Class I at NAV	26.73%	6.43%	6.30%
MSCI All Country World ex USA Growth Index (Net)	20.42%	4.95%	4.50%
MSCI EAFE Net Index	24.33%	9.31%	9.04%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$6,621,278
# of Portfolio Holdings	80
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.46%
Consumer Discretionary	11.45%
Consumer Staples	3.34%
Financials	11.72%
Health Care	11.10%
Industrials	20.62%
Information Technology	27.00%
Materials	4.29%
Repurchase Agreements	6.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LIAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9254-I

09/26

Class R3

LRAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.20%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 26.15%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 20.42% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a semiconductor manufacturer. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance over the period, driven by an allocation to Heidelberg Materials, a building materials company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Meta Platforms, a technology company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class R3	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Net Index
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$9,993	$9,830	$9,967
8/31/2021	$10,212	$10,052	$10,143
9/30/2021	$9,590	$9,620	$9,849
10/31/2021	$10,000	$9,918	$10,091
11/30/2021	$9,709	$9,560	$9,621
12/31/2021	$9,980	$9,847	$10,114
1/31/2022	$9,015	$9,053	$9,625
2/28/2022	$8,599	$8,801	$9,455
3/31/2022	$8,533	$8,787	$9,516
4/30/2022	$7,892	$8,133	$8,900
5/31/2022	$7,786	$8,063	$8,967
6/30/2022	$7,257	$7,406	$8,135
7/31/2022	$7,634	$7,814	$8,540
8/31/2022	$7,211	$7,509	$8,135
9/30/2022	$6,550	$6,712	$7,374
10/31/2022	$6,702	$6,844	$7,770
11/30/2022	$7,614	$7,695	$8,645
12/31/2022	$7,283	$7,577	$8,652
1/31/2023	$7,966	$8,218	$9,353
2/28/2023	$7,621	$7,867	$9,158
3/31/2023	$8,066	$8,228	$9,385
4/30/2023	$8,099	$8,312	$9,650
5/31/2023	$8,000	$8,081	$9,241
6/30/2023	$8,291	$8,388	$9,662
7/31/2023	$8,378	$8,650	$9,974
8/31/2023	$8,026	$8,209	$9,592
9/30/2023	$7,502	$7,775	$9,265
10/31/2023	$7,230	$7,473	$8,889
11/30/2023	$7,993	$8,246	$9,714
12/31/2023	$8,393	$8,641	$10,230
1/31/2024	$8,466	$8,574	$10,289
2/29/2024	$9,011	$8,902	$10,477
3/31/2024	$9,277	$9,151	$10,822
4/30/2024	$8,845	$8,898	$10,545
5/31/2024	$9,257	$9,133	$10,953
6/30/2024	$9,437	$9,218	$10,777
7/31/2024	$9,390	$9,315	$11,093
8/31/2024	$9,683	$9,611	$11,453
9/30/2024	$9,809	$9,855	$11,559
10/31/2024	$9,390	$9,354	$10,931
11/30/2024	$9,410	$9,277	$10,869
12/31/2024	$9,131	$9,078	$10,621
1/31/2025	$9,556	$9,465	$11,180
2/28/2025	$9,630	$9,472	$11,396
3/31/2025	$9,264	$9,257	$11,350
4/30/2025	$9,663	$9,634	$11,870
5/31/2025	$10,221	$10,120	$12,413
6/30/2025	$10,734	$10,521	$12,687
7/31/2025	$10,554	$10,394	$12,509
8/31/2025	$10,727	$10,687	$13,042
9/30/2025	$11,153	$11,122	$13,292
10/31/2025	$11,525	$11,390	$13,448
11/30/2025	$11,286	$11,186	$13,532
12/31/2025	$11,365	$11,407	$13,937
1/31/2026	$12,250	$12,037	$14,665
2/28/2026	$12,762	$12,515	$15,343
3/31/2026	$11,465	$10,995	$13,764
4/30/2026	$13,234	$12,221	$14,790
5/31/2026	$14,272	$12,903	$15,244
6/30/2026	$14,784	$12,868	$15,254
7/31/2026	$13,314	$12,516	$15,552

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 6/24/21
Class R3 at NAV	26.15%	5.91%	5.77%
MSCI All Country World ex USA Growth Index (Net)	20.42%	4.95%	4.50%
MSCI EAFE Net Index	24.33%	9.31%	9.04%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$6,621,278
# of Portfolio Holdings	80
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.46%
Consumer Discretionary	11.45%
Consumer Staples	3.34%
Financials	11.72%
Health Care	11.10%
Industrials	20.62%
Information Technology	27.00%
Materials	4.29%
Repurchase Agreements	6.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LRAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9255-R3

09/26

Class R4

LASGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$108	0.95%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 26.44%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 20.42% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a semiconductor manufacturer. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance over the period, driven by an allocation to Heidelberg Materials, a building materials company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Meta Platforms, a technology company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class R4	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Net Index
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$9,993	$9,830	$9,967
8/31/2021	$10,212	$10,052	$10,143
9/30/2021	$9,597	$9,620	$9,849
10/31/2021	$10,013	$9,918	$10,091
11/30/2021	$9,722	$9,560	$9,621
12/31/2021	$9,993	$9,847	$10,114
1/31/2022	$9,028	$9,053	$9,625
2/28/2022	$8,612	$8,801	$9,455
3/31/2022	$8,553	$8,787	$9,516
4/30/2022	$7,911	$8,133	$8,900
5/31/2022	$7,799	$8,063	$8,967
6/30/2022	$7,277	$7,406	$8,135
7/31/2022	$7,654	$7,814	$8,540
8/31/2022	$7,237	$7,509	$8,135
9/30/2022	$6,570	$6,712	$7,374
10/31/2022	$6,728	$6,844	$7,770
11/30/2022	$7,640	$7,695	$8,645
12/31/2022	$7,316	$7,577	$8,652
1/31/2023	$7,994	$8,218	$9,353
2/28/2023	$7,655	$7,867	$9,158
3/31/2023	$8,100	$8,228	$9,385
4/30/2023	$8,134	$8,312	$9,650
5/31/2023	$8,034	$8,081	$9,241
6/30/2023	$8,333	$8,388	$9,662
7/31/2023	$8,420	$8,650	$9,974
8/31/2023	$8,067	$8,209	$9,592
9/30/2023	$7,548	$7,775	$9,265
10/31/2023	$7,276	$7,473	$8,889
11/30/2023	$8,040	$8,246	$9,714
12/31/2023	$8,439	$8,641	$10,230
1/31/2024	$8,526	$8,574	$10,289
2/29/2024	$9,067	$8,902	$10,477
3/31/2024	$9,334	$9,151	$10,822
4/30/2024	$8,906	$8,898	$10,545
5/31/2024	$9,327	$9,133	$10,953
6/30/2024	$9,501	$9,218	$10,777
7/31/2024	$9,461	$9,315	$11,093
8/31/2024	$9,762	$9,611	$11,453
9/30/2024	$9,889	$9,855	$11,559
10/31/2024	$9,468	$9,354	$10,931
11/30/2024	$9,488	$9,277	$10,869
12/31/2024	$9,214	$9,078	$10,621
1/31/2025	$9,642	$9,465	$11,180
2/28/2025	$9,716	$9,472	$11,396
3/31/2025	$9,354	$9,257	$11,350
4/30/2025	$9,756	$9,634	$11,870
5/31/2025	$10,318	$10,120	$12,413
6/30/2025	$10,841	$10,521	$12,687
7/31/2025	$10,660	$10,394	$12,509
8/31/2025	$10,834	$10,687	$13,042
9/30/2025	$11,276	$11,122	$13,292
10/31/2025	$11,651	$11,390	$13,448
11/30/2025	$11,410	$11,186	$13,532
12/31/2025	$11,494	$11,407	$13,937
1/31/2026	$12,392	$12,037	$14,665
2/28/2026	$12,908	$12,515	$15,343
3/31/2026	$11,594	$10,995	$13,764
4/30/2026	$13,391	$12,221	$14,790
5/31/2026	$14,444	$12,903	$15,244
6/30/2026	$14,967	$12,868	$15,254
7/31/2026	$13,478	$12,516	$15,552

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 6/24/21
Class R4 at NAV	26.44%	6.17%	6.03%
MSCI All Country World ex USA Growth Index (Net)	20.42%	4.95%	4.50%
MSCI EAFE Net Index	24.33%	9.31%	9.04%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$6,621,278
# of Portfolio Holdings	80
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.46%
Consumer Discretionary	11.45%
Consumer Staples	3.34%
Financials	11.72%
Health Care	11.10%
Industrials	20.62%
Information Technology	27.00%
Materials	4.29%
Repurchase Agreements	6.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LASGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9256-R4

09/26

Class R5

LTAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$79	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 26.72%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 20.42% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a semiconductor manufacturer. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance over the period, driven by an allocation to Heidelberg Materials, a building materials company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Meta Platforms, a technology company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class R5	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Net Index
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,020	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,007	$9,847	$10,114
1/31/2022	$9,042	$9,053	$9,625
2/28/2022	$8,625	$8,801	$9,455
3/31/2022	$8,566	$8,787	$9,516
4/30/2022	$7,925	$8,133	$8,900
5/31/2022	$7,819	$8,063	$8,967
6/30/2022	$7,297	$7,406	$8,135
7/31/2022	$7,673	$7,814	$8,540
8/31/2022	$7,257	$7,509	$8,135
9/30/2022	$6,590	$6,712	$7,374
10/31/2022	$6,748	$6,844	$7,770
11/30/2022	$7,673	$7,695	$8,645
12/31/2022	$7,341	$7,577	$8,652
1/31/2023	$8,028	$8,218	$9,353
2/28/2023	$7,688	$7,867	$9,158
3/31/2023	$8,135	$8,228	$9,385
4/30/2023	$8,175	$8,312	$9,650
5/31/2023	$8,075	$8,081	$9,241
6/30/2023	$8,375	$8,388	$9,662
7/31/2023	$8,462	$8,650	$9,974
8/31/2023	$8,115	$8,209	$9,592
9/30/2023	$7,588	$7,775	$9,265
10/31/2023	$7,315	$7,473	$8,889
11/30/2023	$8,088	$8,246	$9,714
12/31/2023	$8,495	$8,641	$10,230
1/31/2024	$8,582	$8,574	$10,289
2/29/2024	$9,132	$8,902	$10,477
3/31/2024	$9,401	$9,151	$10,822
4/30/2024	$8,971	$8,898	$10,545
5/31/2024	$9,394	$9,133	$10,953
6/30/2024	$9,576	$9,218	$10,777
7/31/2024	$9,535	$9,315	$11,093
8/31/2024	$9,838	$9,611	$11,453
9/30/2024	$9,965	$9,855	$11,559
10/31/2024	$9,549	$9,354	$10,931
11/30/2024	$9,569	$9,277	$10,869
12/31/2024	$9,296	$9,078	$10,621
1/31/2025	$9,728	$9,465	$11,180
2/28/2025	$9,809	$9,472	$11,396
3/31/2025	$9,444	$9,257	$11,350
4/30/2025	$9,849	$9,634	$11,870
5/31/2025	$10,422	$10,120	$12,413
6/30/2025	$10,949	$10,521	$12,687
7/31/2025	$10,773	$10,394	$12,509
8/31/2025	$10,949	$10,687	$13,042
9/30/2025	$11,394	$11,122	$13,292
10/31/2025	$11,778	$11,390	$13,448
11/30/2025	$11,536	$11,186	$13,532
12/31/2025	$11,627	$11,407	$13,937
1/31/2026	$12,534	$12,037	$14,665
2/28/2026	$13,062	$12,515	$15,343
3/31/2026	$11,735	$10,995	$13,764
4/30/2026	$13,557	$12,221	$14,790
5/31/2026	$14,627	$12,903	$15,244
6/30/2026	$15,155	$12,868	$15,254
7/31/2026	$13,651	$12,516	$15,552

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 6/24/21
Class R5 at NAV	26.72%	6.42%	6.29%
MSCI All Country World ex USA Growth Index (Net)	20.42%	4.95%	4.50%
MSCI EAFE Net Index	24.33%	9.31%	9.04%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$6,621,278
# of Portfolio Holdings	80
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.46%
Consumer Discretionary	11.45%
Consumer Staples	3.34%
Financials	11.72%
Health Care	11.10%
Industrials	20.62%
Information Technology	27.00%
Materials	4.29%
Repurchase Agreements	6.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LTAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9257-R5

09/26

Class R6

LAVGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 26.78%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 20.42% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 24.33% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance over the period, driven by an allocation to SK Hynix, a semiconductor manufacturer. Security selection within the Financials sector also contributed to relative performance, driven by an allocation to OTP Bank, a financial services company.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance over the period, driven by an allocation to Heidelberg Materials, a building materials company. Security selection within the Communication Services sector also detracted from relative performance, driven by an allocation to Meta Platforms, a technology company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class R6	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Net Index
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,026	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,013	$9,847	$10,114
1/31/2022	$9,048	$9,053	$9,625
2/28/2022	$8,632	$8,801	$9,455
3/31/2022	$8,572	$8,787	$9,516
4/30/2022	$7,931	$8,133	$8,900
5/31/2022	$7,826	$8,063	$8,967
6/30/2022	$7,303	$7,406	$8,135
7/31/2022	$7,687	$7,814	$8,540
8/31/2022	$7,264	$7,509	$8,135
9/30/2022	$6,596	$6,712	$7,374
10/31/2022	$6,755	$6,844	$7,770
11/30/2022	$7,680	$7,695	$8,645
12/31/2022	$7,350	$7,577	$8,652
1/31/2023	$8,037	$8,218	$9,353
2/28/2023	$7,697	$7,867	$9,158
3/31/2023	$8,144	$8,228	$9,385
4/30/2023	$8,184	$8,312	$9,650
5/31/2023	$8,091	$8,081	$9,241
6/30/2023	$8,391	$8,388	$9,662
7/31/2023	$8,484	$8,650	$9,974
8/31/2023	$8,131	$8,209	$9,592
9/30/2023	$7,604	$7,775	$9,265
10/31/2023	$7,330	$7,473	$8,889
11/30/2023	$8,111	$8,246	$9,714
12/31/2023	$8,519	$8,641	$10,230
1/31/2024	$8,600	$8,574	$10,289
2/29/2024	$9,151	$8,902	$10,477
3/31/2024	$9,426	$9,151	$10,822
4/30/2024	$8,990	$8,898	$10,545
5/31/2024	$9,420	$9,133	$10,953
6/30/2024	$9,601	$9,218	$10,777
7/31/2024	$9,568	$9,315	$11,093
8/31/2024	$9,863	$9,611	$11,453
9/30/2024	$9,998	$9,855	$11,559
10/31/2024	$9,574	$9,354	$10,931
11/30/2024	$9,594	$9,277	$10,869
12/31/2024	$9,321	$9,078	$10,621
1/31/2025	$9,760	$9,465	$11,180
2/28/2025	$9,841	$9,472	$11,396
3/31/2025	$9,470	$9,257	$11,350
4/30/2025	$9,882	$9,634	$11,870
5/31/2025	$10,455	$10,120	$12,413
6/30/2025	$10,982	$10,521	$12,687
7/31/2025	$10,806	$10,394	$12,509
8/31/2025	$10,988	$10,687	$13,042
9/30/2025	$11,434	$11,122	$13,292
10/31/2025	$11,812	$11,390	$13,448
11/30/2025	$11,569	$11,186	$13,532
12/31/2025	$11,667	$11,407	$13,937
1/31/2026	$12,575	$12,037	$14,665
2/28/2026	$13,104	$12,515	$15,343
3/31/2026	$11,776	$10,995	$13,764
4/30/2026	$13,598	$12,221	$14,790
5/31/2026	$14,676	$12,903	$15,244
6/30/2026	$15,211	$12,868	$15,254
7/31/2026	$13,700	$12,516	$15,552

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 6/24/21
Class R6 at NAV	26.78%	6.50%	6.37%
MSCI All Country World ex USA Growth Index (Net)	20.42%	4.95%	4.50%
MSCI EAFE Net Index	24.33%	9.31%	9.04%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$6,621,278
# of Portfolio Holdings	80
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.46%
Consumer Discretionary	11.45%
Consumer Staples	3.34%
Financials	11.72%
Health Care	11.10%
Industrials	20.62%
Information Technology	27.00%
Materials	4.29%
Repurchase Agreements	6.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LAVGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9258-R6

09/26

Class A

LSYAX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.66%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.74%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 5.56% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Over the period, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence. Markets also faced meaningful headwinds from rising inflation pressures and heightened geopolitical tensions, including the escalation of conflict between the U.S. and Iran and its impact on energy prices. During the fiscal year, these developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income.

Top contributors to performance: Security selection within the Energy, Capital Goods and Healthcare sectors contributed to relative performance. Credit selection within BB-rated bonds also contributed to relative performance. Allocation to convertible bonds also contributed to relative performance.

Top detractors from performance: Credit selection within Basic Industry, Retail and Automotive sectors detracted from relative performance. Allocation to bank loans also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class A with load	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg U.S. Aggregate Bond Index
4/30/2020	$9,776	$10,000	$10,000
5/31/2020	$10,080	$10,381	$10,047
6/30/2020	$10,163	$10,474	$10,110
7/31/2020	$10,515	$10,846	$10,261
8/31/2020	$10,627	$10,941	$10,178
9/30/2020	$10,571	$10,851	$10,172
10/31/2020	$10,636	$10,896	$10,127
11/30/2020	$10,972	$11,216	$10,226
12/31/2020	$11,138	$11,367	$10,240
1/31/2021	$11,216	$11,404	$10,167
2/28/2021	$11,305	$11,467	$10,020
3/31/2021	$11,354	$11,538	$9,895
4/30/2021	$11,443	$11,635	$9,973
5/31/2021	$11,501	$11,675	$10,006
6/30/2021	$11,583	$11,761	$10,076
7/31/2021	$11,589	$11,764	$10,189
8/31/2021	$11,626	$11,815	$10,169
9/30/2021	$11,665	$11,832	$10,081
10/31/2021	$11,703	$11,843	$10,079
11/30/2021	$11,592	$11,760	$10,108
12/31/2021	$11,754	$11,921	$10,083
1/31/2022	$11,599	$11,745	$9,865
2/28/2022	$11,529	$11,700	$9,755
3/31/2022	$11,507	$11,650	$9,484
4/30/2022	$11,272	$11,427	$9,124
5/31/2022	$11,261	$11,428	$9,183
6/30/2022	$10,623	$10,843	$9,039
7/31/2022	$11,121	$11,344	$9,260
8/31/2022	$10,989	$11,158	$8,998
9/30/2022	$10,675	$10,869	$8,610
10/31/2022	$10,928	$11,145	$8,498
11/30/2022	$11,117	$11,330	$8,811
12/31/2022	$11,077	$11,278	$8,771
1/31/2023	$11,402	$11,606	$9,041
2/28/2023	$11,298	$11,518	$8,807
3/31/2023	$11,371	$11,618	$9,031
4/30/2023	$11,468	$11,712	$9,085
5/31/2023	$11,411	$11,645	$8,986
6/30/2023	$11,595	$11,805	$8,954
7/31/2023	$11,733	$11,947	$8,948
8/31/2023	$11,786	$11,991	$8,891
9/30/2023	$11,753	$11,916	$8,665
10/31/2023	$11,662	$11,836	$8,528
11/30/2023	$12,065	$12,253	$8,914
12/31/2023	$12,407	$12,592	$9,256
1/31/2024	$12,468	$12,605	$9,230
2/29/2024	$12,540	$12,645	$9,100
3/31/2024	$12,678	$12,770	$9,184
4/30/2024	$12,624	$12,702	$8,952
5/31/2024	$12,751	$12,826	$9,104
6/30/2024	$12,865	$12,942	$9,190
7/31/2024	$13,071	$13,135	$9,405
8/31/2024	$13,227	$13,310	$9,540
9/30/2024	$13,395	$13,450	$9,667
10/31/2024	$13,400	$13,401	$9,428
11/30/2024	$13,540	$13,534	$9,527
12/31/2024	$13,542	$13,500	$9,371
1/31/2025	$13,686	$13,668	$9,421
2/28/2025	$13,772	$13,750	$9,628
3/31/2025	$13,574	$13,644	$9,632
4/30/2025	$13,388	$13,649	$9,670
5/31/2025	$13,719	$13,838	$9,601
6/30/2025	$13,991	$14,066	$9,748
7/31/2025	$14,067	$14,109	$9,723
8/31/2025	$14,260	$14,258	$9,839
9/30/2025	$14,378	$14,349	$9,946
10/31/2025	$14,397	$14,389	$10,008
11/30/2025	$14,476	$14,474	$10,071
12/31/2025	$14,550	$14,570	$10,056
1/31/2026	$14,673	$14,640	$10,066
2/28/2026	$14,677	$14,664	$10,231
3/31/2026	$14,474	$14,563	$10,051
4/30/2026	$14,796	$14,767	$10,062
5/31/2026	$14,891	$14,859	$10,094
6/30/2026	$14,937	$14,901	$10,118
7/31/2026	$14,874	$14,893	$9,986

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 4/30/20
Class A at NAV	5.74%	5.12%	6.94%
Class A with sales charge	3.31%	4.65%	6.56%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	5.56%	4.83%	6.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	(0.02%)

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$10,701,227,755
# of Portfolio Holdings	681
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$30,195,663

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.14%
Common Stocks	0.03%
Convertible Bonds	2.88%
Convertible Preferred Stocks	0.23%
Corporate Bonds	86.17%
Floating Rate Loans	3.71%
Foreign Government Obligations	0.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.55%
Non-Agency Commercial Mortgage-Backed Securities	0.22%
Preferred Stocks	0.02%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference†	4.41%
Time DepositsFootnote Reference†	0.49%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LSYAX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9050-A

09/26

Class C

LSYCX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$141	1.38%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 4.99%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 5.56% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Over the period, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence. Markets also faced meaningful headwinds from rising inflation pressures and heightened geopolitical tensions, including the escalation of conflict between the U.S. and Iran and its impact on energy prices. During the fiscal year, these developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income.

Top contributors to performance: Security selection within the Energy, Capital Goods and Healthcare sectors contributed to relative performance. Credit selection within BB-rated bonds also contributed to relative performance. Allocation to convertible bonds also contributed to relative performance.

Top detractors from performance: Credit selection within Basic Industry, Retail and Automotive sectors detracted from relative performance. Allocation to bank loans also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class C with load	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg U.S. Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,304	$10,381	$10,047
6/30/2020	$10,382	$10,474	$10,110
7/31/2020	$10,734	$10,846	$10,261
8/31/2020	$10,842	$10,941	$10,178
9/30/2020	$10,777	$10,851	$10,172
10/31/2020	$10,845	$10,896	$10,127
11/30/2020	$11,169	$11,216	$10,226
12/31/2020	$11,331	$11,367	$10,240
1/31/2021	$11,403	$11,404	$10,167
2/28/2021	$11,487	$11,467	$10,020
3/31/2021	$11,529	$11,538	$9,895
4/30/2021	$11,611	$11,635	$9,973
5/31/2021	$11,663	$11,675	$10,006
6/30/2021	$11,739	$11,761	$10,076
7/31/2021	$11,737	$11,764	$10,189
8/31/2021	$11,768	$11,815	$10,169
9/30/2021	$11,800	$11,832	$10,081
10/31/2021	$11,831	$11,843	$10,079
11/30/2021	$11,712	$11,760	$10,108
12/31/2021	$11,869	$11,921	$10,083
1/31/2022	$11,705	$11,745	$9,865
2/28/2022	$11,629	$11,700	$9,755
3/31/2022	$11,599	$11,650	$9,484
4/30/2022	$11,356	$11,427	$9,124
5/31/2022	$11,338	$11,428	$9,183
6/30/2022	$10,690	$10,843	$9,039
7/31/2022	$11,184	$11,344	$9,260
8/31/2022	$11,045	$11,158	$8,998
9/30/2022	$10,723	$10,869	$8,610
10/31/2022	$10,971	$11,145	$8,498
11/30/2022	$11,155	$11,330	$8,811
12/31/2022	$11,109	$11,278	$8,771
1/31/2023	$11,417	$11,606	$9,041
2/28/2023	$11,307	$11,518	$8,807
3/31/2023	$11,386	$11,618	$9,031
4/30/2023	$11,476	$11,712	$9,085
5/31/2023	$11,413	$11,645	$8,986
6/30/2023	$11,590	$11,805	$8,954
7/31/2023	$11,722	$11,947	$8,948
8/31/2023	$11,757	$11,991	$8,891
9/30/2023	$11,730	$11,916	$8,665
10/31/2023	$11,632	$11,836	$8,528
11/30/2023	$12,027	$12,253	$8,914
12/31/2023	$12,348	$12,592	$9,256
1/31/2024	$12,401	$12,605	$9,230
2/29/2024	$12,478	$12,645	$9,100
3/31/2024	$12,595	$12,770	$9,184
4/30/2024	$12,547	$12,702	$8,952
5/31/2024	$12,665	$12,826	$9,104
6/30/2024	$12,771	$12,942	$9,190
7/31/2024	$12,968	$13,135	$9,405
8/31/2024	$13,115	$13,310	$9,540
9/30/2024	$13,273	$13,450	$9,667
10/31/2024	$13,269	$13,401	$9,428
11/30/2024	$13,400	$13,534	$9,527
12/31/2024	$13,394	$13,500	$9,371
1/31/2025	$13,528	$13,668	$9,421
2/28/2025	$13,605	$13,750	$9,628
3/31/2025	$13,401	$13,644	$9,632
4/30/2025	$13,209	$13,649	$9,670
5/31/2025	$13,513	$13,838	$9,601
6/30/2025	$13,787	$14,066	$9,748
7/31/2025	$13,854	$14,109	$9,723
8/31/2025	$14,034	$14,258	$9,839
9/30/2025	$14,142	$14,349	$9,946
10/31/2025	$14,151	$14,389	$10,008
11/30/2025	$14,221	$14,474	$10,071
12/31/2025	$14,285	$14,570	$10,056
1/31/2026	$14,398	$14,640	$10,066
2/28/2026	$14,393	$14,664	$10,231
3/31/2026	$14,185	$14,563	$10,051
4/30/2026	$14,493	$14,767	$10,062
5/31/2026	$14,577	$14,859	$10,094
6/30/2026	$14,614	$14,901	$10,118
7/31/2026	$14,544	$14,893	$9,986

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 4/30/20
Class C at NAV	4.99%	4.38%	6.18%
Class C with sales charge	4.01%	4.38%	6.18%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	5.56%	4.83%	6.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	(0.02%)

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$10,701,227,755
# of Portfolio Holdings	681
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$30,195,663

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.14%
Common Stocks	0.03%
Convertible Bonds	2.88%
Convertible Preferred Stocks	0.23%
Corporate Bonds	86.17%
Floating Rate Loans	3.71%
Foreign Government Obligations	0.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.55%
Non-Agency Commercial Mortgage-Backed Securities	0.22%
Preferred Stocks	0.02%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference†	4.41%
Time DepositsFootnote Reference†	0.49%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LSYCX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9051-C

09/26

Class F

LSYFX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$54	0.52%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.87%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 5.56% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Over the period, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence. Markets also faced meaningful headwinds from rising inflation pressures and heightened geopolitical tensions, including the escalation of conflict between the U.S. and Iran and its impact on energy prices. During the fiscal year, these developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income.

Top contributors to performance: Security selection within the Energy, Capital Goods and Healthcare sectors contributed to relative performance. Credit selection within BB-rated bonds also contributed to relative performance. Allocation to convertible bonds also contributed to relative performance.

Top detractors from performance: Credit selection within Basic Industry, Retail and Automotive sectors detracted from relative performance. Allocation to bank loans also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class F	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg U.S. Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,313	$10,381	$10,047
6/30/2020	$10,400	$10,474	$10,110
7/31/2020	$10,761	$10,846	$10,261
8/31/2020	$10,878	$10,941	$10,178
9/30/2020	$10,822	$10,851	$10,172
10/31/2020	$10,890	$10,896	$10,127
11/30/2020	$11,235	$11,216	$10,226
12/31/2020	$11,407	$11,367	$10,240
1/31/2021	$11,489	$11,404	$10,167
2/28/2021	$11,582	$11,467	$10,020
3/31/2021	$11,634	$11,538	$9,895
4/30/2021	$11,727	$11,635	$9,973
5/31/2021	$11,789	$11,675	$10,006
6/30/2021	$11,875	$11,761	$10,076
7/31/2021	$11,883	$11,764	$10,189
8/31/2021	$11,924	$11,815	$10,169
9/30/2021	$11,966	$11,832	$10,081
10/31/2021	$11,996	$11,843	$10,079
11/30/2021	$11,895	$11,760	$10,108
12/31/2021	$12,063	$11,921	$10,083
1/31/2022	$11,905	$11,745	$9,865
2/28/2022	$11,836	$11,700	$9,755
3/31/2022	$11,815	$11,650	$9,484
4/30/2022	$11,575	$11,427	$9,124
5/31/2022	$11,555	$11,428	$9,183
6/30/2022	$10,913	$10,843	$9,039
7/31/2022	$11,426	$11,344	$9,260
8/31/2022	$11,281	$11,158	$8,998
9/30/2022	$10,960	$10,869	$8,610
10/31/2022	$11,233	$11,145	$8,498
11/30/2022	$11,418	$11,330	$8,811
12/31/2022	$11,390	$11,278	$8,771
1/31/2023	$11,715	$11,606	$9,041
2/28/2023	$11,610	$11,518	$8,807
3/31/2023	$11,699	$11,618	$9,031
4/30/2023	$11,799	$11,712	$9,085
5/31/2023	$11,731	$11,645	$8,986
6/30/2023	$11,934	$11,805	$8,954
7/31/2023	$12,066	$11,947	$8,948
8/31/2023	$12,123	$11,991	$8,891
9/30/2023	$12,091	$11,916	$8,665
10/31/2023	$11,999	$11,836	$8,528
11/30/2023	$12,428	$12,253	$8,914
12/31/2023	$12,770	$12,592	$9,256
1/31/2024	$12,835	$12,605	$9,230
2/29/2024	$12,911	$12,645	$9,100
3/31/2024	$13,055	$12,770	$9,184
4/30/2024	$13,001	$12,702	$8,952
5/31/2024	$13,134	$12,826	$9,104
6/30/2024	$13,254	$12,942	$9,190
7/31/2024	$13,469	$13,135	$9,405
8/31/2024	$13,646	$13,310	$9,540
9/30/2024	$13,807	$13,450	$9,667
10/31/2024	$13,815	$13,401	$9,428
11/30/2024	$13,976	$13,534	$9,527
12/31/2024	$13,966	$13,500	$9,371
1/31/2025	$14,117	$13,668	$9,421
2/28/2025	$14,222	$13,750	$9,628
3/31/2025	$14,005	$13,644	$9,632
4/30/2025	$13,815	$13,649	$9,670
5/31/2025	$14,160	$13,838	$9,601
6/30/2025	$14,443	$14,066	$9,748
7/31/2025	$14,524	$14,109	$9,723
8/31/2025	$14,725	$14,258	$9,839
9/30/2025	$14,850	$14,349	$9,946
10/31/2025	$14,871	$14,389	$10,008
11/30/2025	$14,971	$14,474	$10,071
12/31/2025	$15,049	$14,570	$10,056
1/31/2026	$15,178	$14,640	$10,066
2/28/2026	$15,166	$14,664	$10,231
3/31/2026	$14,958	$14,563	$10,051
4/30/2026	$15,308	$14,767	$10,062
5/31/2026	$15,407	$14,859	$10,094
6/30/2026	$15,441	$14,901	$10,118
7/31/2026	$15,377	$14,893	$9,986

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 4/30/20
Class F at NAV	5.87%	5.29%	7.12%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	5.56%	4.83%	6.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	(0.02%)

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$10,701,227,755
# of Portfolio Holdings	681
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$30,195,663

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.14%
Common Stocks	0.03%
Convertible Bonds	2.88%
Convertible Preferred Stocks	0.23%
Corporate Bonds	86.17%
Floating Rate Loans	3.71%
Foreign Government Obligations	0.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.55%
Non-Agency Commercial Mortgage-Backed Securities	0.22%
Preferred Stocks	0.02%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference†	4.41%
Time DepositsFootnote Reference†	0.49%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the 0.10% distribution fee waiver on Class F shares expired, and the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LSYFX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9052-F

09/26

Class F3

LSYNX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$38	0.37%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 6.04%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 5.56% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Over the period, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence. Markets also faced meaningful headwinds from rising inflation pressures and heightened geopolitical tensions, including the escalation of conflict between the U.S. and Iran and its impact on energy prices. During the fiscal year, these developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income.

Top contributors to performance: Security selection within the Energy, Capital Goods and Healthcare sectors contributed to relative performance. Credit selection within BB-rated bonds also contributed to relative performance. Allocation to convertible bonds also contributed to relative performance.

Top detractors from performance: Credit selection within Basic Industry, Retail and Automotive sectors detracted from relative performance. Allocation to bank loans also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class F3	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg U.S. Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,314	$10,381	$10,047
6/30/2020	$10,401	$10,474	$10,110
7/31/2020	$10,763	$10,846	$10,261
8/31/2020	$10,880	$10,941	$10,178
9/30/2020	$10,825	$10,851	$10,172
10/31/2020	$10,893	$10,896	$10,127
11/30/2020	$11,239	$11,216	$10,226
12/31/2020	$11,411	$11,367	$10,240
1/31/2021	$11,495	$11,404	$10,167
2/28/2021	$11,589	$11,467	$10,020
3/31/2021	$11,641	$11,538	$9,895
4/30/2021	$11,735	$11,635	$9,973
5/31/2021	$11,798	$11,675	$10,006
6/30/2021	$11,884	$11,761	$10,076
7/31/2021	$11,893	$11,764	$10,189
8/31/2021	$11,935	$11,815	$10,169
9/30/2021	$11,977	$11,832	$10,081
10/31/2021	$12,019	$11,843	$10,079
11/30/2021	$11,908	$11,760	$10,108
12/31/2021	$12,077	$11,921	$10,083
1/31/2022	$11,920	$11,745	$9,865
2/28/2022	$11,851	$11,700	$9,755
3/31/2022	$11,830	$11,650	$9,484
4/30/2022	$11,591	$11,427	$9,124
5/31/2022	$11,582	$11,428	$9,183
6/30/2022	$10,929	$10,843	$9,039
7/31/2022	$11,443	$11,344	$9,260
8/31/2022	$11,309	$11,158	$8,998
9/30/2022	$10,988	$10,869	$8,610
10/31/2022	$11,251	$11,145	$8,498
11/30/2022	$11,447	$11,330	$8,811
12/31/2022	$11,408	$11,278	$8,771
1/31/2023	$11,746	$11,606	$9,041
2/28/2023	$11,641	$11,518	$8,807
3/31/2023	$11,718	$11,618	$9,031
4/30/2023	$11,832	$11,712	$9,085
5/31/2023	$11,764	$11,645	$8,986
6/30/2023	$11,968	$11,805	$8,954
7/31/2023	$12,100	$11,947	$8,948
8/31/2023	$12,158	$11,991	$8,891
9/30/2023	$12,126	$11,916	$8,665
10/31/2023	$12,034	$11,836	$8,528
11/30/2023	$12,465	$12,253	$8,914
12/31/2023	$12,808	$12,592	$9,256
1/31/2024	$12,874	$12,605	$9,230
2/29/2024	$12,952	$12,645	$9,100
3/31/2024	$13,097	$12,770	$9,184
4/30/2024	$13,044	$12,702	$8,952
5/31/2024	$13,179	$12,826	$9,104
6/30/2024	$13,300	$12,942	$9,190
7/31/2024	$13,516	$13,135	$9,405
8/31/2024	$13,695	$13,310	$9,540
9/30/2024	$13,858	$13,450	$9,667
10/31/2024	$13,866	$13,401	$9,428
11/30/2024	$14,029	$13,534	$9,527
12/31/2024	$14,020	$13,500	$9,371
1/31/2025	$14,187	$13,668	$9,421
2/28/2025	$14,279	$13,750	$9,628
3/31/2025	$14,063	$13,644	$9,632
4/30/2025	$13,888	$13,649	$9,670
5/31/2025	$14,220	$13,838	$9,601
6/30/2025	$14,505	$14,066	$9,748
7/31/2025	$14,588	$14,109	$9,723
8/31/2025	$14,805	$14,258	$9,839
9/30/2025	$14,932	$14,349	$9,946
10/31/2025	$14,939	$14,389	$10,008
11/30/2025	$15,040	$14,474	$10,071
12/31/2025	$15,121	$14,570	$10,056
1/31/2026	$15,252	$14,640	$10,066
2/28/2026	$15,259	$14,664	$10,231
3/31/2026	$15,052	$14,563	$10,051
4/30/2026	$15,391	$14,767	$10,062
5/31/2026	$15,493	$14,859	$10,094
6/30/2026	$15,529	$14,901	$10,118
7/31/2026	$15,468	$14,893	$9,986

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 4/30/20
Class F3 at NAV	6.04%	5.40%	7.23%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	5.56%	4.83%	6.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	(0.02%)

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$10,701,227,755
# of Portfolio Holdings	681
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$30,195,663

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.14%
Common Stocks	0.03%
Convertible Bonds	2.88%
Convertible Preferred Stocks	0.23%
Corporate Bonds	86.17%
Floating Rate Loans	3.71%
Foreign Government Obligations	0.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.55%
Non-Agency Commercial Mortgage-Backed Securities	0.22%
Preferred Stocks	0.02%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference†	4.41%
Time DepositsFootnote Reference†	0.49%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.37%.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LSYNX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9054-F3

09/26

Class I

LSYIX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.46%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.94%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 5.56% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Over the period, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence. Markets also faced meaningful headwinds from rising inflation pressures and heightened geopolitical tensions, including the escalation of conflict between the U.S. and Iran and its impact on energy prices. During the fiscal year, these developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income.

Top contributors to performance: Security selection within the Energy, Capital Goods and Healthcare sectors contributed to relative performance. Credit selection within BB-rated bonds also contributed to relative performance. Allocation to convertible bonds also contributed to relative performance.

Top detractors from performance: Credit selection within Basic Industry, Retail and Automotive sectors detracted from relative performance. Allocation to bank loans also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class I	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg U.S. Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,313	$10,381	$10,047
6/30/2020	$10,400	$10,474	$10,110
7/31/2020	$10,761	$10,846	$10,261
8/31/2020	$10,878	$10,941	$10,178
9/30/2020	$10,822	$10,851	$10,172
10/31/2020	$10,890	$10,896	$10,127
11/30/2020	$11,235	$11,216	$10,226
12/31/2020	$11,408	$11,367	$10,240
1/31/2021	$11,490	$11,404	$10,167
2/28/2021	$11,584	$11,467	$10,020
3/31/2021	$11,636	$11,538	$9,895
4/30/2021	$11,729	$11,635	$9,973
5/31/2021	$11,791	$11,675	$10,006
6/30/2021	$11,877	$11,761	$10,076
7/31/2021	$11,885	$11,764	$10,189
8/31/2021	$11,926	$11,815	$10,169
9/30/2021	$11,968	$11,832	$10,081
10/31/2021	$12,009	$11,843	$10,079
11/30/2021	$11,897	$11,760	$10,108
12/31/2021	$12,066	$11,921	$10,083
1/31/2022	$11,908	$11,745	$9,865
2/28/2022	$11,839	$11,700	$9,755
3/31/2022	$11,817	$11,650	$9,484
4/30/2022	$11,578	$11,427	$9,124
5/31/2022	$11,558	$11,428	$9,183
6/30/2022	$10,904	$10,843	$9,039
7/31/2022	$11,417	$11,344	$9,260
8/31/2022	$11,283	$11,158	$8,998
9/30/2022	$10,962	$10,869	$8,610
10/31/2022	$11,224	$11,145	$8,498
11/30/2022	$11,408	$11,330	$8,811
12/31/2022	$11,381	$11,278	$8,771
1/31/2023	$11,705	$11,606	$9,041
2/28/2023	$11,600	$11,518	$8,807
3/31/2023	$11,677	$11,618	$9,031
4/30/2023	$11,790	$11,712	$9,085
5/31/2023	$11,722	$11,645	$8,986
6/30/2023	$11,925	$11,805	$8,954
7/31/2023	$12,057	$11,947	$8,948
8/31/2023	$12,113	$11,991	$8,891
9/30/2023	$12,081	$11,916	$8,665
10/31/2023	$11,989	$11,836	$8,528
11/30/2023	$12,418	$12,253	$8,914
12/31/2023	$12,760	$12,592	$9,256
1/31/2024	$12,825	$12,605	$9,230
2/29/2024	$12,901	$12,645	$9,100
3/31/2024	$13,045	$12,770	$9,184
4/30/2024	$12,991	$12,702	$8,952
5/31/2024	$13,124	$12,826	$9,104
6/30/2024	$13,244	$12,942	$9,190
7/31/2024	$13,459	$13,135	$9,405
8/31/2024	$13,622	$13,310	$9,540
9/30/2024	$13,797	$13,450	$9,667
10/31/2024	$13,804	$13,401	$9,428
11/30/2024	$13,951	$13,534	$9,527
12/31/2024	$13,955	$13,500	$9,371
1/31/2025	$14,106	$13,668	$9,421
2/28/2025	$14,197	$13,750	$9,628
3/31/2025	$13,994	$13,644	$9,632
4/30/2025	$13,804	$13,649	$9,670
5/31/2025	$14,149	$13,838	$9,601
6/30/2025	$14,432	$14,066	$9,748
7/31/2025	$14,513	$14,109	$9,723
8/31/2025	$14,714	$14,258	$9,839
9/30/2025	$14,839	$14,349	$9,946
10/31/2025	$14,860	$14,389	$10,008
11/30/2025	$14,944	$14,474	$10,071
12/31/2025	$15,024	$14,570	$10,056
1/31/2026	$15,154	$14,640	$10,066
2/28/2026	$15,159	$14,664	$10,231
3/31/2026	$14,951	$14,563	$10,051
4/30/2026	$15,288	$14,767	$10,062
5/31/2026	$15,388	$14,859	$10,094
6/30/2026	$15,438	$14,901	$10,118
7/31/2026	$15,375	$14,893	$9,986

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 4/30/20
Class I at NAV	5.94%	5.28%	7.12%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	5.56%	4.83%	6.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	(0.02%)

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$10,701,227,755
# of Portfolio Holdings	681
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$30,195,663

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.14%
Common Stocks	0.03%
Convertible Bonds	2.88%
Convertible Preferred Stocks	0.23%
Corporate Bonds	86.17%
Floating Rate Loans	3.71%
Foreign Government Obligations	0.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.55%
Non-Agency Commercial Mortgage-Backed Securities	0.22%
Preferred Stocks	0.02%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference†	4.41%
Time DepositsFootnote Reference†	0.49%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LSYIX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9053-I

09/26

Class R3

LSYQX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$99	0.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.42%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 5.56% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Over the period, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence. Markets also faced meaningful headwinds from rising inflation pressures and heightened geopolitical tensions, including the escalation of conflict between the U.S. and Iran and its impact on energy prices. During the fiscal year, these developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income.

Top contributors to performance: Security selection within the Energy, Capital Goods and Healthcare sectors contributed to relative performance. Credit selection within BB-rated bonds also contributed to relative performance. Allocation to convertible bonds also contributed to relative performance.

Top detractors from performance: Credit selection within Basic Industry, Retail and Automotive sectors detracted from relative performance. Allocation to bank loans also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class R3	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg U.S. Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,309	$10,381	$10,047
6/30/2020	$10,391	$10,474	$10,110
7/31/2020	$10,748	$10,846	$10,261
8/31/2020	$10,859	$10,941	$10,178
9/30/2020	$10,799	$10,851	$10,172
10/31/2020	$10,862	$10,896	$10,127
11/30/2020	$11,201	$11,216	$10,226
12/31/2020	$11,368	$11,367	$10,240
1/31/2021	$11,445	$11,404	$10,167
2/28/2021	$11,534	$11,467	$10,020
3/31/2021	$11,581	$11,538	$9,895
4/30/2021	$11,668	$11,635	$9,973
5/31/2021	$11,725	$11,675	$10,006
6/30/2021	$11,805	$11,761	$10,076
7/31/2021	$11,809	$11,764	$10,189
8/31/2021	$11,844	$11,815	$10,169
9/30/2021	$11,881	$11,832	$10,081
10/31/2021	$11,917	$11,843	$10,079
11/30/2021	$11,801	$11,760	$10,108
12/31/2021	$11,963	$11,921	$10,083
1/31/2022	$11,802	$11,745	$9,865
2/28/2022	$11,729	$11,700	$9,755
3/31/2022	$11,703	$11,650	$9,484
4/30/2022	$11,462	$11,427	$9,124
5/31/2022	$11,448	$11,428	$9,183
6/30/2022	$10,797	$10,843	$9,039
7/31/2022	$11,300	$11,344	$9,260
8/31/2022	$11,163	$11,158	$8,998
9/30/2022	$10,841	$10,869	$8,610
10/31/2022	$11,095	$11,145	$8,498
11/30/2022	$11,285	$11,330	$8,811
12/31/2022	$11,241	$11,278	$8,771
1/31/2023	$11,568	$11,606	$9,041
2/28/2023	$11,460	$11,518	$8,807
3/31/2023	$11,532	$11,618	$9,031
4/30/2023	$11,639	$11,712	$9,085
5/31/2023	$11,566	$11,645	$8,986
6/30/2023	$11,762	$11,805	$8,954
7/31/2023	$11,887	$11,947	$8,948
8/31/2023	$11,938	$11,991	$8,891
9/30/2023	$11,901	$11,916	$8,665
10/31/2023	$11,806	$11,836	$8,528
11/30/2023	$12,210	$12,253	$8,914
12/31/2023	$12,554	$12,592	$9,256
1/31/2024	$12,613	$12,605	$9,230
2/29/2024	$12,683	$12,645	$9,100
3/31/2024	$12,806	$12,770	$9,184
4/30/2024	$12,761	$12,702	$8,952
5/31/2024	$12,886	$12,826	$9,104
6/30/2024	$12,998	$12,942	$9,190
7/31/2024	$13,203	$13,135	$9,405
8/31/2024	$13,358	$13,310	$9,540
9/30/2024	$13,524	$13,450	$9,667
10/31/2024	$13,512	$13,401	$9,428
11/30/2024	$13,664	$13,534	$9,527
12/31/2024	$13,663	$13,500	$9,371
1/31/2025	$13,804	$13,668	$9,421
2/28/2025	$13,888	$13,750	$9,628
3/31/2025	$13,684	$13,644	$9,632
4/30/2025	$13,494	$13,649	$9,670
5/31/2025	$13,810	$13,838	$9,601
6/30/2025	$14,095	$14,066	$9,748
7/31/2025	$14,168	$14,109	$9,723
8/31/2025	$14,358	$14,258	$9,839
9/30/2025	$14,474	$14,349	$9,946
10/31/2025	$14,488	$14,389	$10,008
11/30/2025	$14,565	$14,474	$10,071
12/31/2025	$14,636	$14,570	$10,056
1/31/2026	$14,756	$14,640	$10,066
2/28/2026	$14,756	$14,664	$10,231
3/31/2026	$14,548	$14,563	$10,051
4/30/2026	$14,869	$14,767	$10,062
5/31/2026	$14,960	$14,859	$10,094
6/30/2026	$15,003	$14,901	$10,118
7/31/2026	$14,936	$14,893	$9,986

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 4/30/20
Class R3 at NAV	5.42%	4.81%	6.63%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	5.56%	4.83%	6.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	(0.02%)

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$10,701,227,755
# of Portfolio Holdings	681
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$30,195,663

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.14%
Common Stocks	0.03%
Convertible Bonds	2.88%
Convertible Preferred Stocks	0.23%
Corporate Bonds	86.17%
Floating Rate Loans	3.71%
Foreign Government Obligations	0.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.55%
Non-Agency Commercial Mortgage-Backed Securities	0.22%
Preferred Stocks	0.02%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference†	4.41%
Time DepositsFootnote Reference†	0.49%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LSYQX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9055-R3

09/26

Class R4

LSYSX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$72	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.67%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 5.56% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Over the period, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence. Markets also faced meaningful headwinds from rising inflation pressures and heightened geopolitical tensions, including the escalation of conflict between the U.S. and Iran and its impact on energy prices. During the fiscal year, these developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income.

Top contributors to performance: Security selection within the Energy, Capital Goods and Healthcare sectors contributed to relative performance. Credit selection within BB-rated bonds also contributed to relative performance. Allocation to convertible bonds also contributed to relative performance.

Top detractors from performance: Credit selection within Basic Industry, Retail and Automotive sectors detracted from relative performance. Allocation to bank loans also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class R4	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg U.S. Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,311	$10,381	$10,047
6/30/2020	$10,395	$10,474	$10,110
7/31/2020	$10,754	$10,846	$10,261
8/31/2020	$10,869	$10,941	$10,178
9/30/2020	$10,810	$10,851	$10,172
10/31/2020	$10,876	$10,896	$10,127
11/30/2020	$11,218	$11,216	$10,226
12/31/2020	$11,388	$11,367	$10,240
1/31/2021	$11,468	$11,404	$10,167
2/28/2021	$11,559	$11,467	$10,020
3/31/2021	$11,608	$11,538	$9,895
4/30/2021	$11,698	$11,635	$9,973
5/31/2021	$11,757	$11,675	$10,006
6/30/2021	$11,840	$11,761	$10,076
7/31/2021	$11,846	$11,764	$10,189
8/31/2021	$11,884	$11,815	$10,169
9/30/2021	$11,923	$11,832	$10,081
10/31/2021	$11,962	$11,843	$10,079
11/30/2021	$11,847	$11,760	$10,108
12/31/2021	$12,013	$11,921	$10,083
1/31/2022	$11,854	$11,745	$9,865
2/28/2022	$11,782	$11,700	$9,755
3/31/2022	$11,759	$11,650	$9,484
4/30/2022	$11,518	$11,427	$9,124
5/31/2022	$11,507	$11,428	$9,183
6/30/2022	$10,855	$10,843	$9,039
7/31/2022	$11,363	$11,344	$9,260
8/31/2022	$11,228	$11,158	$8,998
9/30/2022	$10,907	$10,869	$8,610
10/31/2022	$11,165	$11,145	$8,498
11/30/2022	$11,357	$11,330	$8,811
12/31/2022	$11,316	$11,278	$8,771
1/31/2023	$11,648	$11,606	$9,041
2/28/2023	$11,541	$11,518	$8,807
3/31/2023	$11,616	$11,618	$9,031
4/30/2023	$11,726	$11,712	$9,085
5/31/2023	$11,655	$11,645	$8,986
6/30/2023	$11,855	$11,805	$8,954
7/31/2023	$11,983	$11,947	$8,948
8/31/2023	$12,038	$11,991	$8,891
9/30/2023	$12,003	$11,916	$8,665
10/31/2023	$11,910	$11,836	$8,528
11/30/2023	$12,333	$12,253	$8,914
12/31/2023	$12,669	$12,592	$9,256
1/31/2024	$12,731	$12,605	$9,230
2/29/2024	$12,805	$12,645	$9,100
3/31/2024	$12,944	$12,770	$9,184
4/30/2024	$12,889	$12,702	$8,952
5/31/2024	$13,018	$12,826	$9,104
6/30/2024	$13,133	$12,942	$9,190
7/31/2024	$13,344	$13,135	$9,405
8/31/2024	$13,503	$13,310	$9,540
9/30/2024	$13,673	$13,450	$9,667
10/31/2024	$13,677	$13,401	$9,428
11/30/2024	$13,820	$13,534	$9,527
12/31/2024	$13,821	$13,500	$9,371
1/31/2025	$13,968	$13,668	$9,421
2/28/2025	$14,055	$13,750	$9,628
3/31/2025	$13,852	$13,644	$9,632
4/30/2025	$13,661	$13,649	$9,670
5/31/2025	$13,984	$13,838	$9,601
6/30/2025	$14,276	$14,066	$9,748
7/31/2025	$14,353	$14,109	$9,723
8/31/2025	$14,549	$14,258	$9,839
9/30/2025	$14,669	$14,349	$9,946
10/31/2025	$14,687	$14,389	$10,008
11/30/2025	$14,767	$14,474	$10,071
12/31/2025	$14,842	$14,570	$10,056
1/31/2026	$14,967	$14,640	$10,066
2/28/2026	$14,968	$14,664	$10,231
3/31/2026	$14,760	$14,563	$10,051
4/30/2026	$15,088	$14,767	$10,062
5/31/2026	$15,184	$14,859	$10,094
6/30/2026	$15,231	$14,901	$10,118
7/31/2026	$15,167	$14,893	$9,986

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 4/30/20
Class R4 at NAV	5.67%	5.07%	6.89%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	5.56%	4.83%	6.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	(0.02%)

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$10,701,227,755
# of Portfolio Holdings	681
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$30,195,663

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.14%
Common Stocks	0.03%
Convertible Bonds	2.88%
Convertible Preferred Stocks	0.23%
Corporate Bonds	86.17%
Floating Rate Loans	3.71%
Foreign Government Obligations	0.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.55%
Non-Agency Commercial Mortgage-Backed Securities	0.22%
Preferred Stocks	0.02%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference†	4.41%
Time DepositsFootnote Reference†	0.49%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LSYSX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9056-R4

09/26

Class R5

LSYTX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$47	0.46%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.94%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 5.56% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Over the period, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence. Markets also faced meaningful headwinds from rising inflation pressures and heightened geopolitical tensions, including the escalation of conflict between the U.S. and Iran and its impact on energy prices. During the fiscal year, these developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income.

Top contributors to performance: Security selection within the Energy, Capital Goods and Healthcare sectors contributed to relative performance. Credit selection within BB-rated bonds also contributed to relative performance. Allocation to convertible bonds also contributed to relative performance.

Top detractors from performance: Credit selection within Basic Industry, Retail and Automotive sectors detracted from relative performance. Allocation to bank loans also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class R5	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg U.S. Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,313	$10,381	$10,047
6/30/2020	$10,399	$10,474	$10,110
7/31/2020	$10,761	$10,846	$10,261
8/31/2020	$10,878	$10,941	$10,178
9/30/2020	$10,821	$10,851	$10,172
10/31/2020	$10,889	$10,896	$10,127
11/30/2020	$11,234	$11,216	$10,226
12/31/2020	$11,406	$11,367	$10,240
1/31/2021	$11,489	$11,404	$10,167
2/28/2021	$11,582	$11,467	$10,020
3/31/2021	$11,634	$11,538	$9,895
4/30/2021	$11,727	$11,635	$9,973
5/31/2021	$11,789	$11,675	$10,006
6/30/2021	$11,874	$11,761	$10,076
7/31/2021	$11,883	$11,764	$10,189
8/31/2021	$11,923	$11,815	$10,169
9/30/2021	$11,965	$11,832	$10,081
10/31/2021	$12,007	$11,843	$10,079
11/30/2021	$11,895	$11,760	$10,108
12/31/2021	$12,063	$11,921	$10,083
1/31/2022	$11,906	$11,745	$9,865
2/28/2022	$11,837	$11,700	$9,755
3/31/2022	$11,816	$11,650	$9,484
4/30/2022	$11,576	$11,427	$9,124
5/31/2022	$11,568	$11,428	$9,183
6/30/2022	$10,915	$10,843	$9,039
7/31/2022	$11,428	$11,344	$9,260
8/31/2022	$11,294	$11,158	$8,998
9/30/2022	$10,973	$10,869	$8,610
10/31/2022	$11,235	$11,145	$8,498
11/30/2022	$11,431	$11,330	$8,811
12/31/2022	$11,392	$11,278	$8,771
1/31/2023	$11,728	$11,606	$9,041
2/28/2023	$11,623	$11,518	$8,807
3/31/2023	$11,701	$11,618	$9,031
4/30/2023	$11,814	$11,712	$9,085
5/31/2023	$11,745	$11,645	$8,986
6/30/2023	$11,949	$11,805	$8,954
7/31/2023	$12,081	$11,947	$8,948
8/31/2023	$12,138	$11,991	$8,891
9/30/2023	$12,106	$11,916	$8,665
10/31/2023	$12,015	$11,836	$8,528
11/30/2023	$12,431	$12,253	$8,914
12/31/2023	$12,786	$12,592	$9,256
1/31/2024	$12,851	$12,605	$9,230
2/29/2024	$12,927	$12,645	$9,100
3/31/2024	$13,058	$12,770	$9,184
4/30/2024	$13,017	$12,702	$8,952
5/31/2024	$13,151	$12,826	$9,104
6/30/2024	$13,270	$12,942	$9,190
7/31/2024	$13,486	$13,135	$9,405
8/31/2024	$13,649	$13,310	$9,540
9/30/2024	$13,824	$13,450	$9,667
10/31/2024	$13,818	$13,401	$9,428
11/30/2024	$13,979	$13,534	$9,527
12/31/2024	$13,983	$13,500	$9,371
1/31/2025	$14,135	$13,668	$9,421
2/28/2025	$14,226	$13,750	$9,628
3/31/2025	$14,023	$13,644	$9,632
4/30/2025	$13,833	$13,649	$9,670
5/31/2025	$14,163	$13,838	$9,601
6/30/2025	$14,462	$14,066	$9,748
7/31/2025	$14,543	$14,109	$9,723
8/31/2025	$14,744	$14,258	$9,839
9/30/2025	$14,869	$14,349	$9,946
10/31/2025	$14,891	$14,389	$10,008
11/30/2025	$14,975	$14,474	$10,071
12/31/2025	$15,055	$14,570	$10,056
1/31/2026	$15,184	$14,640	$10,066
2/28/2026	$15,190	$14,664	$10,231
3/31/2026	$14,983	$14,563	$10,051
4/30/2026	$15,319	$14,767	$10,062
5/31/2026	$15,420	$14,859	$10,094
6/30/2026	$15,470	$14,901	$10,118
7/31/2026	$15,407	$14,893	$9,986

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 4/30/20
Class R5 at NAV	5.94%	5.33%	7.16%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	5.56%	4.83%	6.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	(0.02%)

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$10,701,227,755
# of Portfolio Holdings	681
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$30,195,663

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.14%
Common Stocks	0.03%
Convertible Bonds	2.88%
Convertible Preferred Stocks	0.23%
Corporate Bonds	86.17%
Floating Rate Loans	3.71%
Foreign Government Obligations	0.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.55%
Non-Agency Commercial Mortgage-Backed Securities	0.22%
Preferred Stocks	0.02%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference†	4.41%
Time DepositsFootnote Reference†	0.49%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.45%.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LSYTX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9057-R5

09/26

Class R6

LSYUX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.37%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 5.93%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 5.56% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 2.71% over the same period.

Over the period, U.S. fixed income markets were supported by resilient economic growth, solid consumer spending, healthy corporate earnings and continued investment, particularly in artificial intelligence. Markets also faced meaningful headwinds from rising inflation pressures and heightened geopolitical tensions, including the escalation of conflict between the U.S. and Iran and its impact on energy prices. During the fiscal year, these developments contributed to periods of elevated volatility and shifting expectations for Federal Reserve policy. Despite these challenges, credit markets remained broadly constructive, supported by resilient corporate fundamentals and continued demand for income.

Top contributors to performance: Security selection within the Energy, Capital Goods and Healthcare sectors contributed to relative performance. Credit selection within BB-rated bonds also contributed to relative performance. Allocation to convertible bonds also contributed to relative performance.

Top detractors from performance: Credit selection within Basic Industry, Retail and Automotive sectors detracted from relative performance. Allocation to bank loans also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class R6	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg U.S. Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,314	$10,381	$10,047
6/30/2020	$10,401	$10,474	$10,110
7/31/2020	$10,763	$10,846	$10,261
8/31/2020	$10,881	$10,941	$10,178
9/30/2020	$10,825	$10,851	$10,172
10/31/2020	$10,894	$10,896	$10,127
11/30/2020	$11,239	$11,216	$10,226
12/31/2020	$11,412	$11,367	$10,240
1/31/2021	$11,495	$11,404	$10,167
2/28/2021	$11,589	$11,467	$10,020
3/31/2021	$11,642	$11,538	$9,895
4/30/2021	$11,735	$11,635	$9,973
5/31/2021	$11,798	$11,675	$10,006
6/30/2021	$11,884	$11,761	$10,076
7/31/2021	$11,894	$11,764	$10,189
8/31/2021	$11,946	$11,815	$10,169
9/30/2021	$11,988	$11,832	$10,081
10/31/2021	$12,019	$11,843	$10,079
11/30/2021	$11,908	$11,760	$10,108
12/31/2021	$12,076	$11,921	$10,083
1/31/2022	$11,930	$11,745	$9,865
2/28/2022	$11,850	$11,700	$9,755
3/31/2022	$11,829	$11,650	$9,484
4/30/2022	$11,601	$11,427	$9,124
5/31/2022	$11,581	$11,428	$9,183
6/30/2022	$10,927	$10,843	$9,039
7/31/2022	$11,441	$11,344	$9,260
8/31/2022	$11,307	$11,158	$8,998
9/30/2022	$10,987	$10,869	$8,610
10/31/2022	$11,249	$11,145	$8,498
11/30/2022	$11,446	$11,330	$8,811
12/31/2022	$11,407	$11,278	$8,771
1/31/2023	$11,744	$11,606	$9,041
2/28/2023	$11,627	$11,518	$8,807
3/31/2023	$11,717	$11,618	$9,031
4/30/2023	$11,818	$11,712	$9,085
5/31/2023	$11,762	$11,645	$8,986
6/30/2023	$11,954	$11,805	$8,954
7/31/2023	$12,099	$11,947	$8,948
8/31/2023	$12,156	$11,991	$8,891
9/30/2023	$12,124	$11,916	$8,665
10/31/2023	$12,033	$11,836	$8,528
11/30/2023	$12,450	$12,253	$8,914
12/31/2023	$12,794	$12,592	$9,256
1/31/2024	$12,860	$12,605	$9,230
2/29/2024	$12,950	$12,645	$9,100
3/31/2024	$13,082	$12,770	$9,184
4/30/2024	$13,043	$12,702	$8,952
5/31/2024	$13,177	$12,826	$9,104
6/30/2024	$13,298	$12,942	$9,190
7/31/2024	$13,515	$13,135	$9,405
8/31/2024	$13,680	$13,310	$9,540
9/30/2024	$13,856	$13,450	$9,667
10/31/2024	$13,851	$13,401	$9,428
11/30/2024	$14,013	$13,534	$9,527
12/31/2024	$14,004	$13,500	$9,371
1/31/2025	$14,171	$13,668	$9,421
2/28/2025	$14,263	$13,750	$9,628
3/31/2025	$14,061	$13,644	$9,632
4/30/2025	$13,872	$13,649	$9,670
5/31/2025	$14,203	$13,838	$9,601
6/30/2025	$14,504	$14,066	$9,748
7/31/2025	$14,586	$14,109	$9,723
8/31/2025	$14,789	$14,258	$9,839
9/30/2025	$14,915	$14,349	$9,946
10/31/2025	$14,938	$14,389	$10,008
11/30/2025	$15,023	$14,474	$10,071
12/31/2025	$15,104	$14,570	$10,056
1/31/2026	$15,235	$14,640	$10,066
2/28/2026	$15,242	$14,664	$10,231
3/31/2026	$15,035	$14,563	$10,051
4/30/2026	$15,374	$14,767	$10,062
5/31/2026	$15,476	$14,859	$10,094
6/30/2026	$15,512	$14,901	$10,118
7/31/2026	$15,450	$14,893	$9,986

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 4/30/20
Class R6 at NAV	5.93%	5.37%	7.21%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	5.56%	4.83%	6.58%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	(0.02%)

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$10,701,227,755
# of Portfolio Holdings	681
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$30,195,663

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.14%
Common Stocks	0.03%
Convertible Bonds	2.88%
Convertible Preferred Stocks	0.23%
Corporate Bonds	86.17%
Floating Rate Loans	3.71%
Foreign Government Obligations	0.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.55%
Non-Agency Commercial Mortgage-Backed Securities	0.22%
Preferred Stocks	0.02%
Warrants	0.00%Footnote Reference**
Money Market FundsFootnote Reference†	4.41%
Time DepositsFootnote Reference†	0.49%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Effective December 1, 2025, the Fund's Expense Limitation Agreement expired and was not renewed. Prior to that date, the Adviser contractually agreed to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.37%.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LSYUX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-9058-R6

09/26

(b) Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 31, 2026 (the “Period”).

(b)	Not applicable.

(c)	During the Period, the Registrant updated its Code of Ethics solely to reflect a change to the Registrant’s principal financial officer and principal accounting officer, effective May 22, 2026.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch, and Peter J. McNamara. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.
In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2026 and 2025 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2026	2025
Audit Fees {a}	$326,750	$253,250
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	$326,750	$253,250

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -

Total Fees	$326,750	$253,250

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended July 31, 2026 and 2025 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2026 and 2025 were:

	Fiscal year ended:
	2026	2025
All Other Fees {a}	$275,000	$260,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2026 and 2025 were:

	Fiscal year ended:
	2026	2025
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The basis for the approval of the investment advisory contract is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Emerging Markets Equity Fund

International Growth Fund

Investment Grade Floating Rate Fund

Short Duration High Yield Fund

For the fiscal year ended July 31, 2026

Schedules of Investments (Item 7):

1	Emerging Markets Equity Fund

6	International Growth Fund

11	Investment Grade Floating Rate Fund

71	Short Duration High Yield Fund

108	Statements of Assets and Liabilities (Item 7)

112	Statements of Operations (Item 7)

114	Statements of Changes in Net Assets (Item 7)

116	Financial Highlights (Item 7)

132	Notes to Financial Statements (Item 7)

161	Report of Independent Registered Public Accounting Firm (Item 7)

163	Changes in and Disagreements with Accountants (Item 8)

163	Proxy Disclosures (Item 9)

163	Remuneration Paid to Trustees, Officers, and Others (Item 10)

163	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments

EMERGING MARKETS EQUITY FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.66%

COMMON STOCKS 96.74%

Australia 0.81%

Metals & Mining
Anglogold Ashanti PLC	1,895	$150,311

Austria 1.01%

Banks
Erste Group Bank AG	1,434	187,457

Brazil 3.92%

Aerospace & Defense 0.90%
Embraer SA	9,727	166,730

Banks 0.16%
NU Holdings Ltd. Class A*	2,096	30,036

Broadline Retail 0.44%
MercadoLibre, Inc.*	43	80,752

Capital Markets 0.74%
B3 SA - Brasil Bolsa Balcao	43,946	136,368

Metals & Mining 0.99%
Vale SA	12,221	183,900

Water Utilities 0.69%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	23,440	128,086
Total Brazil		725,872

China 17.58%

Automobiles 0.59%
BYD Co. Ltd. Class H	9,171	109,638

Banks 3.70%
China Construction Bank Corp. Class H	320,797	376,432

Industrial & Commercial Bank of China Ltd. Class H	323,214	309,182
		685,614
Investments	Shares	U.S. $ Fair Value
China (continued)

Broadline Retail 2.60%
Alibaba Group Holding Ltd.	31,615	$481,604

Electrical Equipment 1.39%
Contemporary Amperex Technology Co. Ltd. Class A	2,986	175,053
NARI Technology Co. Ltd. Class A	22,789	82,142
		257,195

Entertainment 0.63%
NetEase, Inc.	4,390	116,801

Hotels, Restaurants & Leisure 1.07%
Trip.com Group Ltd.*	937	43,899
Yum China Holdings, Inc.	3,261	154,521
		198,420

Insurance 0.98%
Ping An Insurance Group Co. of China Ltd. Class H	24,334	181,794

Interactive Media & Services 3.93%
Bilibili, Inc. Class Z*	5,246	99,860
Tencent Holdings Ltd.	10,300	629,361
		729,221

Marine Transportation 0.73%
SITC International Holdings Co. Ltd.	26,938	135,816

Pharmaceuticals 0.34%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	7,930	63,519

Real Estate Management & Development 0.56%
China Resources Land Ltd.	24,352	103,024

Technology Hardware, Storage & Peripherals 0.67%
Lenovo Group Ltd.	40,423	123,621

See Notes to Financial Statements.	1

Schedule of Investments (continued)

EMERGING MARKETS EQUITY FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
China (continued)

Textiles, Apparel & Luxury Goods 0.39%
ANTA Sports Products Ltd.	7,151	$71,971
Total China		3,258,238

Greece 1.93%

Banks
Alpha Bank SA	30,570	151,588
Piraeus Bank SA*	17,694	206,384
		357,972

Hong Kong 1.82%

Capital Markets 0.80%
Hong Kong Exchanges & Clearing Ltd.	2,842	148,076

Insurance 0.35%
Prudential PLC	4,340	65,224

Machinery 0.67%
Techtronic Industries Co. Ltd.	7,427	124,773
Total Hong Kong		338,073

Hungary 2.51%

Banks
OTP Bank Nyrt	3,136	464,573

India 9.15%

Automobiles 0.31%
Maruti Suzuki India Ltd.	383	57,115

Banks 1.83%
ICICI Bank Ltd. ADR	11,305	339,037

Beverages 0.97%
United Spirits Ltd.	5,618	89,263
Varun Beverages Ltd.	19,771	91,617
		180,880

Consumer Finance 0.78%
Shriram Finance Ltd.	13,244	145,156
Investments	Shares	U.S. $ Fair Value
India (continued)

Health Care Providers & Services 0.33%
Max Healthcare Institute Ltd.	5,357	$61,657

Hotels, Restaurants & Leisure 0.44%
Indian Hotels Co. Ltd.	10,496	81,248

Oil, Gas & Consumable Fuels 0.42%
Reliance Industries Ltd.	5,763	78,904

Pharmaceuticals 0.66%
Torrent Pharmaceuticals Ltd.	2,266	121,700

Transportation Infrastructure 1.26%
Adani Ports & Special Economic Zone Ltd.	9,024	160,325
GMR Airports Ltd.*	65,814	72,575
		232,900

Wireless Telecommunication Services 2.15%
Bharti Airtel Ltd.	19,252	397,733
Total India		1,696,330

Macau 0.35%
Hotels, Restaurants & Leisure
Galaxy Entertainment Group Ltd.	14,764	64,386

Mexico 3.87%

Banks 1.20%
Grupo Financiero Banorte SAB de CV Class O	19,225	222,648

Beverages 1.16%
Fomento Economico Mexicano SAB de CV ADR	1,672	213,999

Construction Materials 0.69%
Cemex SAB de CV ADR	10,841	128,141

Metals & Mining 0.82%
Grupo Mexico SAB de CV	12,719	152,544
Total Mexico		717,332

2	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS EQUITY FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
Peru 1.49%

Banks
Credicorp Ltd.	690	$276,400

Philippines 1.43%

Transportation Infrastructure
International Container Terminal Services, Inc.	16,824	264,196

Saudi Arabia 0.93%

Banks
Saudi National Bank	16,405	171,669

Singapore 0.37%

Broadline Retail
Sea Ltd. ADR*	636	67,887

South Africa 2.09%

Banks 1.27%
Capitec Bank Holdings Ltd.	826	235,852

Broadline Retail 0.61%
Naspers Ltd. Class N	2,141	112,494

Metals & Mining 0.21%
Gold Fields Ltd. ADR	1,231	39,909
Total South Africa		388,255

South Korea 17.77%

Aerospace & Defense 0.54%
Hanwha Aerospace Co. Ltd.	100	64,199
LIG Defense&Aerospace Co. Ltd.	73	35,669
		99,868

Automobiles 0.54%
Kia Corp.	1,105	99,627

Banks 1.24%
KB Financial Group, Inc.	1,334	156,127
Investments	Shares	U.S. $ Fair Value
South Korea (continued)

Shinhan Financial Group Co. Ltd.	1,054	$73,169
		229,296

Broadline Retail 0.18%
Shinsegae, Inc.	113	32,695

Electrical Equipment 0.86%
HD Hyundai Electric Co. Ltd.	344	159,076

Industrial Conglomerates 0.56%
SK Square Co. Ltd.	151	103,829

Life Sciences Tools & Services 0.44%
Samsung Biologics Co. Ltd.†*	79	81,278

Machinery 0.16%
HD Hyundai Heavy Industries Co. Ltd.	92	30,803

Personal Care Products 0.25%
Amorepacific Corp.	517	46,888

Semiconductors & Semiconductor Equipment 3.84%
SK Hynix, Inc.	626	710,920

Technology Hardware, Storage & Peripherals 7.95%
Samsung Electronics Co. Ltd.	8,463	1,473,026

Tobacco 1.21%
KT&G Corp.	1,808	224,985
Total South Korea		3,292,291

Switzerland 0.74%
Textiles, Apparel & Luxury Goods
Cie Financiere Richemont SA Class A	577	136,369

Taiwan 26.26%

Communications Equipment 0.90%
Accton Technology Corp.	2,575	166,904

See Notes to Financial Statements.	3

Schedule of Investments (continued)

EMERGING MARKETS EQUITY FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
Taiwan (continued)

Electronic Equipment, Instruments & Components 3.73%
Chroma ATE, Inc.	1,607	$100,961
Delta Electronics, Inc.	3,562	175,242
Elite Material Co. Ltd.	754	108,239
Unimicron Technology Corp.	7,780	182,542
Yageo Corp.	5,871	88,366
Zhen Ding Technology Holding Ltd.	2,863	35,922
		691,272

Semiconductors & Semiconductor Equipment 21.04%
ASE Technology Holding Co. Ltd.	10,952	186,890
ASPEED Technology, Inc.	291	127,093
Hon Precision, Inc.	300	55,645
MediaTek, Inc.	2,624	279,528
MPI Corp.	812	129,251
Taiwan Semiconductor Manufacturing Co. Ltd.	41,664	3,081,688
Visual Photonics Epitaxy Co. Ltd.	4,391	38,393
		3,898,488

Technology Hardware, Storage & Peripherals 0.59%
Asia Vital Components Co. Ltd.	1,542	108,445
Total Taiwan		4,865,109

Thailand 0.84%

Wireless Telecommunication Services
Advanced Info Service PCL	13,729	155,946

United States 1.87%

Biotechnology 0.98%
BeOne Medicines Ltd. Class H*	7,377	182,359

Oil, Gas & Consumable Fuels 0.89%
Shell PLC	3,588	164,229
Total United States		346,588
Total Common Stocks (cost $13,633,091)		17,925,254
Investments	Shares	U.S. $ Fair Value
PREFERRED STOCKS 1.92%

Brazil 1.92%

Banks 1.13%
Banco Bradesco SA	20,405	$74,187
Itau Unibanco Holding SA	15,964	135,071
		209,258

Oil, Gas & Consumable Fuels 0.79%
Petroleo Brasileiro SA - Petrobras	17,086	146,351
Total Brazil		355,609
Total Preferred Stocks (cost $283,900)		355,609
Total Long-Term Investments (cost $13,916,991)		18,280,863

	Principal Amount
SHORT-TERM INVESTMENTS 1.55%

Repurchase Agreements 1.55%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $298,600 of U.S. Treasury Bill at 0.000% due 1/28/2027; value: $292,943; proceeds: $287,139 (cost $287,061)	$287,061	287,061
Total Investments in Securities 100.21% (cost $14,204,052)		18,567,924
Other Assets and Liabilities – Net (0.21)%		(38,895)
Net Assets 100.00%		$18,529,029

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2026, the total value of Rule 144A securities was $81,278, which represents 0.44% of net assets (See Note 2(h)).

4	See Notes to Financial Statements.

Schedule of Investments (concluded)

EMERGING MARKETS EQUITY FUND July 31, 2026

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$150,311	$–	$–	$150,311
Austria	–	187,457	–	187,457
Brazil	725,872	–	–	725,872
China	–	3,258,238	–	3,258,238
Greece	–	357,972	–	357,972
Hong Kong	–	338,073	–	338,073
Hungary	–	464,573	–	464,573
India	339,037	1,357,293	–	1,696,330
Macau	–	64,386	–	64,386
Mexico	717,332	–	–	717,332
Peru	276,400	–	–	276,400
Philippines	–	264,196	–	264,196
Saudi Arabia	–	171,669	–	171,669
Singapore	67,887	–	–	67,887
South Africa	39,909	348,346	–	388,255
South Korea	–	3,292,291	–	3,292,291
Switzerland	–	136,369	–	136,369
Taiwan	–	4,865,109	–	4,865,109
Thailand	–	155,946	–	155,946
United States	–	346,588	–	346,588
Preferred Stocks	355,609	–	–	355,609
Short-Term Investments
Repurchase Agreements	–	287,061	–	287,061
Total	$2,672,357	$15,895,567	$–	$18,567,924

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	5

Schedule of Investments

INTERNATIONAL GROWTH FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 95.37%

COMMON STOCKS 95.37%

Austria 2.62%

Banks
BAWAG Group AG†	435	$88,216
Erste Group Bank AG	652	85,231
		173,447

Canada 2.41%

Broadline Retail 1.11%
Dollarama, Inc.	539	73,426

Consumer Staples Distribution & Retail 1.30%
Alimentation Couche-Tard, Inc.	1,325	86,021
Total Canada		159,447

Chile 1.16%

Metals & Mining
Antofagasta PLC	1,540	76,755

China 3.39%

Broadline Retail 1.14%
Alibaba Group Holding Ltd.	4,974	75,771

Interactive Media & Services 2.25%
Tencent Holdings Ltd.	2,435	148,786
Total China		224,557

Denmark 1.70%

Pharmaceuticals
Novo Nordisk AS Class B	2,375	112,341

Finland 0.91%

Communications Equipment
Nokia OYJ	6,515	60,218
Investments	Shares	U.S. $ Fair Value
France 6.21%

Aerospace & Defense 1.90%
Safran SA	320	$125,754

Electrical Equipment 1.29%
Legrand SA	563	85,592

Personal Care Products 1.58%
L’Oreal SA	235	104,668

Textiles, Apparel & Luxury Goods 1.44%
Kering SA	58	19,144
LVMH Moet Hennessy Louis Vuitton SE	138	75,781
		94,925
Total France		410,939

Germany 3.79%
Construction Materials 0.94%
Heidelberg Materials AG	333	61,993

Electrical Equipment 1.47%
Siemens Energy AG	570	97,381

Semiconductors & Semiconductor Equipment 0.76%
Infineon Technologies AG	700	50,234

Software 0.62%
SAP SE	225	41,241
Total Germany		250,849

Greece 1.28%

Banks
Alpha Bank SA	17,167	85,127

Hungary 1.43%

Banks
OTP Bank Nyrt	639	94,663

India 1.14%

Wireless Telecommunication Services
Bharti Airtel Ltd.	3,649	75,386

6	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL GROWTH FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
Italy 0.51%

Passenger Airlines
Ryanair Holdings PLC	1,204	$33,762

Japan 14.48%

Broadline Retail 1.04%
Ryohin Keikaku Co. Ltd.	2,638	69,195

Electrical Equipment 1.73%
Furukawa Electric Co. Ltd.	1,030	19,654
Mitsubishi Electric Corp.	2,627	94,633
		114,287

Electronic Equipment, Instruments & Components 1.98%
Anritsu Corp.	1,190	26,008
Keyence Corp.	110	55,174
Murata Manufacturing Co. Ltd.	1,095	49,893
		131,075

Health Care Equipment & Supplies 0.84%
Hoya Corp.	363	55,509

Household Durables 0.94%
Panasonic Holdings Corp.	2,350	62,140

Industrial Conglomerates 1.78%
Hitachi Ltd.	3,602	118,040

Machinery 1.88%
Ebara Corp.	1,848	62,735
Mitsubishi Heavy Industries Ltd.	2,638	61,630
		124,365

Semiconductors & Semiconductor Equipment 2.27%
Advantest Corp.	280	55,323
Disco Corp.	60	21,446
Tokyo Electron Ltd.	220	73,554
		150,323

Specialty Retail 1.00%
Fast Retailing Co. Ltd.	135	66,105
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Textiles, Apparel & Luxury Goods 1.02%
Asics Corp.	2,292	$67,578
Total Japan		958,617

Netherlands 5.08%

Biotechnology 0.93%
Argenx SE ADR*	72	61,475

Semiconductors & Semiconductor Equipment 4.15%
ASML Holding NV	155	255,432
BE Semiconductor Industries NV	85	19,492
		274,924
Total Netherlands		336,399

Peru 1.35%

Banks
Credicorp Ltd.	224	89,730

Singapore 2.13%

Banks 1.44%
DBS Group Holdings Ltd.	1,656	95,546

Semiconductors & Semiconductor Equipment 0.69%
STMicroelectronics NV	850	45,405
Total Singapore		140,951

South Korea 6.99%

Aerospace & Defense 0.56%
Hanwha Aerospace Co. Ltd.	58	37,235

Electrical Equipment 0.84%
HD Hyundai Electric Co. Ltd.	77	35,607
LS Electric Co. Ltd.	162	20,398
		56,005

Semiconductors & Semiconductor Equipment 3.26%
SK Hynix, Inc.	190	215,775

See Notes to Financial Statements.	7

Schedule of Investments (continued)

INTERNATIONAL GROWTH FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
South Korea (continued)

Technology Hardware, Storage & Peripherals 2.33%
Samsung Electronics Co. Ltd.	886	$154,213
Total South Korea		463,228

Spain 3.30%

Banks 1.61%
Banco Santander SA	7,494	106,582

Specialty Retail 1.69%
Industria de Diseno Textil SA	1,711	111,666
Total Spain		218,248

Sweden 3.10%

Biotechnology 0.58%
Swedish Orphan Biovitrum AB*	779	38,604

Machinery 2.52%
Atlas Copco AB Class A	3,631	76,723
Sandvik AB	2,407	90,009
		166,732
Total Sweden		205,336

Switzerland 10.30%

Capital Markets 2.15%
UBS Group AG Registered Shares	2,694	142,398

Chemicals 1.27%
Givaudan SA Registered Shares	21	83,934

Electrical Equipment 1.88%
ABB Ltd. Registered Shares	1,265	124,804

Machinery 0.51%
VAT Group AG†	45	33,682

Pharmaceuticals 2.90%
Galderma Group AG	482	104,889
Sandoz Group AG	1,069	87,142
		192,031
Investments	Shares	U.S. $ Fair Value
Switzerland (continued)

Textiles, Apparel & Luxury Goods 1.59%
Cie Financiere Richemont SA Class A	446	$105,408
Total Switzerland		682,257

Taiwan 10.43%

Communications Equipment 0.32%
Accton Technology Corp.	320	20,741

Electronic Equipment, Instruments & Components 1.39%
Delta Electronics, Inc.	975	47,967
Unimicron Technology Corp.	1,885	44,228
		92,195

Semiconductors & Semiconductor Equipment 8.26%
ASE Technology Holding Co. Ltd.	3,390	57,849
ASPEED Technology, Inc.	44	19,217
Taiwan Semiconductor Manufacturing Co. Ltd.	6,355	470,049
		547,115

Technology Hardware, Storage & Peripherals 0.46%
Asia Vital Components Co. Ltd.	433	30,452
Total Taiwan		690,503

United Kingdom 5.22%
Beverages 0.51%
Diageo PLC	1,539	33,809

Electrical Equipment 0.67%
DPC Holdings PLC*	977	44,551

Hotels, Restaurants & Leisure 0.65%
Compass Group PLC	1,350	42,870

Pharmaceuticals 2.17%
AstraZeneca PLC	478	81,313
GSK PLC	2,395	62,277
		143,590

8	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL GROWTH FUND July 31, 2026

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Trading Companies & Distributors 1.22%
Diploma PLC	814	$80,613
Total United Kingdom		345,433

United States 6.44%

Biotechnology 0.91%
BeOne Medicines Ltd. Class H*	2,450	60,564

Construction Materials 0.99%
Holcim AG	723	65,666

Electrical Equipment 2.16%
Schneider Electric SE	425	142,794

Interactive Media & Services 1.14%
Alphabet, Inc. Class A	212	75,499

Pharmaceuticals 1.24%
Novartis AG Registered Shares	525	82,106
Total United States		426,629
Total Common Stocks (cost $4,903,161)		6,314,822
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 6.11%

Repurchase Agreements 6.11%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $355,700 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $412,836; proceeds: $404,650 (cost $404,540)	$404,540	$404,540
Total Investments in Securities 101.48% (cost $5,307,701)		6,719,362
Other Assets and Liabilities – Net (1.48)%		(98,084)
Net Assets 100.00%		$6,621,278

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2026, the total value of Rule 144A securities was $121,898, which represents 1.84% of net assets (See Note 2(h)).
*	Non-income producing security.

See Notes to Financial Statements.	9

Schedule of Investments (concluded)

INTERNATIONAL GROWTH FUND July 31, 2026

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Austria	$–	$173,447	$–	$173,447
Canada	159,447	–	–	159,447
Chile	–	76,755	–	76,755
China	–	224,557	–	224,557
Denmark	–	112,341	–	112,341
Finland	–	60,218	–	60,218
France	–	410,939	–	410,939
Germany	–	250,849	–	250,849
Greece	–	85,127	–	85,127
Hungary	–	94,663	–	94,663
India	–	75,386	–	75,386
Italy	–	33,762	–	33,762
Japan	–	958,617	–	958,617
Netherlands	61,475	274,924	–	336,399
Peru	89,730	–	–	89,730
Singapore	–	140,951	–	140,951
South Korea	–	463,228	–	463,228
Spain	–	218,248	–	218,248
Sweden	–	205,336	–	205,336
Switzerland	–	682,257	–	682,257
Taiwan	–	690,503	–	690,503
United Kingdom	44,551	300,882	–	345,433
United States	75,499	351,130	–	426,629
Short-Term Investments
Repurchase Agreements	–	404,540	–	404,540
Total	$430,702	$6,288,660	$–	$6,719,362

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

10	See Notes to Financial Statements.

Schedule of Investments

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 101.99%

ASSET-BACKED SECURITIES 65.71%

Automobiles 7.30%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class E†	7.917%		5/17/2032	$1,217,635	$1,239,451
Ally Bank Auto Credit-Linked Notes Series 2024-B Class E†	6.678%		9/15/2032	631,475	635,013
Ally Bank Auto Credit-Linked Notes Series 2025-B Class E†	6.164%		9/15/2033	4,570,450	4,560,895
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class B†	4.916% (30 day USD SOFR Average + 1.30%	)#	12/26/2031	125,000	125,417
Bayview Opportunity Master Fund VII Trust Series 2024-SN1 Class E†	8.00%		10/15/2029	2,000,000	2,031,823
Bridgecrest Lending Auto Securitization Trust Series 2023-1 Class D	7.84%		8/15/2029	7,845,000	8,072,605
Carmax Auto Owner Trust Series 2023-1 Class C	5.19%		1/16/2029	2,465,000	2,476,185
Carmax Auto Owner Trust Series 2023-3 Class C	5.61%		2/15/2029	5,000,000	5,044,686
Carvana Auto Receivables Trust Series 2023-N4 Class D†	7.22%		2/11/2030	2,325,000	2,394,702
Consumer Portfolio Services Auto Trust Series 2025-A Class C†	5.25%		4/15/2031	10,375,000	10,418,631
Consumer Portfolio Services Auto Trust Series 2025-D Class C†	4.85%		2/17/2032	2,615,000	2,605,880
CPS Auto Receivables Trust Series 2022-A Class E†	4.88%		4/16/2029	9,180,000	9,182,295
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%		10/15/2029	4,218,661	4,248,496
CPS Auto Receivables Trust Series 2022-C Class E†	9.08%		4/15/2030	9,000,000	9,246,874
CPS Auto Receivables Trust Series 2023-A Class E†	10.59%		8/15/2030	6,667,000	7,159,541
CPS Auto Receivables Trust Series 2023-B Class E†	10.72%		11/15/2030	18,037,000	19,474,783
CPS Auto Receivables Trust Series 2023-C Class D†	6.77%		10/15/2029	6,795,000	6,938,361
CPS Auto Receivables Trust Series 2023-D Class D†	7.80%		1/15/2030	9,237,000	9,509,498
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%		1/15/2031	6,210,000	6,208,338
CPS Auto Receivables Trust Series 2026-B Class C†	4.93%		7/15/2032	10,000,000	9,961,075

See Notes to Financial Statements.	11

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust Series 2024-1 Class C	5.43%		11/17/2031	$2,330,000	$2,349,687
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	1,802,762	1,817,260
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%		9/16/2030	6,900,000	7,525,335
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%		8/15/2029	8,742,000	8,829,364
Exeter Automobile Receivables Trust Series 2023-2A Class E†	9.75%		11/15/2030	4,500,000	4,816,812
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%		4/16/2029	2,458,478	2,486,348
Exeter Automobile Receivables Trust Series 2023-3A Class E†	9.98%		1/15/2031	12,635,000	13,561,947
Exeter Automobile Receivables Trust Series 2023-5A Class C	6.85%		1/16/2029	5,849,185	5,887,057
Exeter Automobile Receivables Trust Series 2024-1A Class D	5.84%		6/17/2030	4,125,000	4,169,939
Exeter Automobile Receivables Trust Series 2024-2A Class E†	7.98%		10/15/2031	12,500,000	13,035,275
Exeter Automobile Receivables Trust Series 2026-2A Class C	4.91%		8/16/2032	5,000,000	4,967,925
GLS Auto Receivables Issuer Trust Series 2021-4A Class E†	4.43%		10/16/2028	3,000,000	2,995,039
GLS Auto Receivables Issuer Trust Series 2023-4A Class D†	7.18%		8/15/2029	2,393,000	2,442,672
GLS Auto Receivables Issuer Trust Series 2024-2A Class C†	6.03%		2/15/2030	4,460,000	4,500,434
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class D†	8.871% (30 day USD SOFR Average + 5.25%	)#	5/20/2032	3,326,808	3,376,948
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B2†	4.971% (30 day USD SOFR Average + 1.35%	)#	10/20/2032	4,702,488	4,719,645
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class C†	6.221% (30 day USD SOFR Average + 2.60%	)#	10/20/2032	3,635,440	3,646,594
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class D†	7.621% (30 day USD SOFR Average + 4.00%	)#	10/20/2032	1,458,908	1,456,263

12	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Kinetic Advantage Master Owner Trust Series 2025-1A Class A†	5.825% (30 day USD SOFR Average + 2.20%	)#	10/15/2029	$13,815,000	$13,922,284
LAD Auto Receivables Trust Series 2023-1A Class D†	7.30%		6/17/2030	451,193	452,293
LAD Auto Receivables Trust Series 2023-3A Class C†	6.43%		12/15/2028	9,005,000	9,065,243
LAD Auto Receivables Trust Series 2023-3A Class D†	6.92%		12/16/2030	1,100,000	1,115,463
Octane Receivables Trust Series 2023-1A Class C†	6.37%		9/20/2029	3,561,982	3,580,805
Octane Receivables Trust Series 2023-1A Class E†	9.25%		8/20/2030	4,000,000	4,155,794
Octane Receivables Trust Series 2023-3A Class E†	10.92%		5/20/2031	6,700,000	7,216,559
Prestige Auto Receivables Trust Series 2025-1A Class B†	5.34%		11/15/2028	7,856,019	7,867,934
Red Oak Funding Master Trust Series 2025-1A Class A†	5.621% (30 day USD SOFR Average + 2.00%	)#	12/20/2030	16,025,000	16,141,348
Santander Drive Auto Receivables Trust Series 2023-4 Class C	6.04%		12/15/2031	9,300,000	9,451,090
SBNA Auto Receivables Trust Series 2024-A Class C†	5.59%		1/15/2030	6,030,000	6,081,572
SBNA Auto Receivables Trust Series 2024-A Class E†	8.00%		4/15/2032	4,860,000	4,971,687
SBNA Auto Receivables Trust Series 2025-SF1 Class D†	5.34%		9/15/2031	9,250,000	9,253,613
Securitized Term Auto Receivables Trust Series 2025-A Class D†	6.746%		7/25/2031	2,135,519	2,168,689
U.S. Bank NA Series 2023-1 Class C†	9.785%		8/25/2032	362,736	366,075
U.S. Bank NA Series 2026-RVM1 Class C†	5.595%		12/25/2046	8,835,694	8,720,167
VStrong Auto Receivables Trust Series 2023-A Class D†	9.31%		2/15/2030	4,255,000	4,522,686
VStrong Auto Receivables Trust Series 2024-A Class C†	6.44%		7/15/2030	3,010,000	3,074,129
VStrong Auto Receivables Trust Series 2024-A Class D†	7.29%		7/15/2030	3,000,000	3,111,141
Westlake Automobile Receivables Trust Series 2023-3A Class D†	6.47%		3/15/2029	1,745,000	1,769,998
Westlake Automobile Receivables Trust Series 2023-4A Class D†	7.19%		7/16/2029	3,300,000	3,380,218

See Notes to Financial Statements.	13

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%		2/15/2029	$6,645,000	$6,672,952
Westlake Automobile Receivables Trust Series 2024-3A Class C†	4.92%		11/15/2029	3,555,000	3,567,624
Westlake Automobile Receivables Trust Series 2026-2A Class C†	4.89%		3/15/2032	10,780,000	10,774,956
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2†	4.34% (1 mo. USD Term SOFR + 0.67%	)#	1/18/2040	9,422,001	9,440,668
Total					364,964,081

Credit Card 1.64%
Capital One Multi-Asset Execution Trust Series 2026-A1 Class A	4.48%		7/15/2031	17,310,000	17,301,953
Capital One Multi-Asset Execution Trust Series 2026-A2 Class A	5.11%		7/15/2038	5,615,000	5,590,456
CCI GPCC JV SPE III LLC Series 2026-1A Class A†	5.96%		6/16/2036	13,255,000	13,274,876
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	13,151,000	13,200,049
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	4,600,000	4,604,140	(a)
Mercury Financial Credit Card Master Trust Series 2026-2A Class C†	5.80%		6/21/2032	5,000,000	4,968,420
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	12,825,000	12,756,320
Robinhood Credit Card Trust Series 2026-1A Class A†	4.80%		7/21/2031	10,150,000	10,137,479
Total					81,833,693

Other 56.72%
1988 CLO 1 Ltd. Series 2022-1A Class AR†	5.113% (3 mo. USD Term SOFR + 1.36%	)#	10/15/2039	8,270,000	8,282,885
1988 CLO 3 Ltd. Series 2023-3A Class A1R†	5.003% (3 mo. USD Term SOFR + 1.25%	)#	10/15/2038	6,500,000	6,516,016
1988 CLO 4 Ltd. Series 2024-4A Class BR†	5.453% (3 mo. USD Term SOFR + 1.70%	)#	4/15/2039	9,630,000	9,696,033
37 Capital CLO 3 Ltd. Series 2023-1A Class A1R†	5.253% (3 mo. USD Term SOFR + 1.50%	)#	7/15/2038	3,250,000	3,259,549

14	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
37 Capital CLO 3 Ltd. Series 2023-1A Class ER†	11.603% (3 mo. USD Term SOFR + 7.85%	)#	7/15/2038	$2,000,000	$1,916,418
720 East CLO Ltd. Series 2022-1A Class ER†	9.629% (3 mo. USD Term SOFR + 5.90%	)#	1/20/2038	2,000,000	1,972,868
AB BSL CLO 3 Ltd. Series 2021-3A Class C2R†	5.729% (3 mo. USD Term SOFR + 2.00%	)#	4/20/2038	1,000,000	1,001,772
AB BSL CLO 6 Ltd. Series 2025-6A Class ER†	9.925% (3 mo. USD Term SOFR + 6.15%	)#	7/20/2039	2,750,000	2,759,669
Abry Liquid Credit CLO Ltd. Series 2025-1A Class A2†	5.379% (3 mo. USD Term SOFR + 1.65%	)#	10/20/2038	3,500,000	3,503,710
Abry Liquid Credit CLO Ltd. Series 2025-1A Class C†	5.829% (3 mo. USD Term SOFR + 2.10%	)#	10/20/2038	1,500,000	1,505,433
Abry Liquid Credit CLO Ltd. Series 2025-2A Class A1†	5.063% (3 mo. USD Term SOFR + 1.31%	)#	1/15/2038	9,310,000	9,291,399
Acore Issuer LLC Series 2026-FL1 Class A†	5.12% (1 mo. USD Term SOFR + 1.45%	)#	8/20/2043	2,690,000	2,690,000
ACREC LLC Series 2026-FL5 Class A†	4.95% (1 mo. USD Term SOFR + 1.35%	)#	7/18/2043	2,200,000	2,202,057
Affirm Master Trust Series 2025-1A Class E†	7.18%		2/15/2033	5,000,000	5,030,236
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	10,525,000	10,433,714
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	7,782,000	7,738,411
AGL CLO 17 Ltd. Series 2022-17A Class AR†	4.684% (3 mo. USD Term SOFR + 0.95%	)#	1/21/2035	21,448,000	21,460,204
AGL CLO 24 Ltd. Series 2023-24A Class A2R†	5.462% (3 mo. USD Term SOFR + 1.71%	)#	3/31/2038	6,000,000	6,012,234
AGL CLO 35 Ltd. Series 2024-35A Class A1†	5.074% (3 mo. USD Term SOFR + 1.34%	)#	1/21/2038	1,500,000	1,503,722
AGL CLO 9 Ltd. Series 2020-9A Class CR2†	5.729% (3 mo. USD Term SOFR + 2.00%	)#	4/20/2037	9,620,000	9,647,042

See Notes to Financial Statements.	15

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
AMMC CLO 23 Ltd. Series 2020-23A Class AR3†	5.14% (3 mo. USD Term SOFR + 1.39%	)#	7/17/2038	$16,300,000	$16,367,417
AMMC CLO 25 Ltd. Series 2022-25A Class D1R2†	6.753% (3 mo. USD Term SOFR + 3.00%	)#	10/15/2038	4,560,000	4,565,905
AMMC CLO 28 Ltd. Series 2024-28AR Class BR†	5.397% (3 mo. USD Term SOFR + 1.65%	)#	7/17/2039	12,000,000	12,011,544
AMMC CLO 30 Ltd. Series 2024-30A Class D1R†	6.403% (3 mo. USD Term SOFR + 2.65%	)#	4/15/2039	5,000,000	4,989,080
AMMC CLO 31 Ltd. Series 2025-31A Class D†	6.679% (3 mo. USD Term SOFR + 2.95%	)#	2/20/2038	3,500,000	3,508,904
Anchorage Capital CLO 29 Ltd. Series 2024-29A Class BR†	5.265% (3 mo. USD Term SOFR + 1.60%	)#	3/31/2039	2,000,000	2,006,222
Anthelion CLO Ltd. Series 2025-1A Class A1†	5.229% (3 mo. USD Term SOFR + 1.50%	)#	7/20/2036	7,095,000	7,106,359
Anthelion CLO Ltd. Series 2025-1A Class D1†	7.379% (3 mo. USD Term SOFR + 3.65%	)#	7/20/2036	3,060,000	3,072,717
Anthelion CLO Ltd. Series 2025-2A Class D1†	6.929% (3 mo. USD Term SOFR + 3.20%	)#	4/20/2039	4,750,000	4,760,388
Anthelion CLO Ltd. Series 2025-2A Class D2†	7.979% (3 mo. USD Term SOFR + 4.25%	)#	4/20/2039	1,750,000	1,730,230
Apex Credit CLO Ltd. Series 2020-1A Class A1R3†	4.889% (3 mo. USD Term SOFR + 1.16%	)#	4/20/2035	5,400,000	5,405,346
Apidos CLO XLIII Ltd. Series 2023-43A Class A2R†	5.41% (3 mo. USD Term SOFR + 1.60%	)#	7/25/2038	5,000,000	5,015,665
Apidos CLO XLVIII Ltd. Series 2024-48A Class E†	9.56% (3 mo. USD Term SOFR + 5.75%	)#	7/25/2037	150,000	150,008
Apidos CLO XXXIX Ltd. Series 2022-39A Class A1R†	4.964% (3 mo. USD Term SOFR + 1.23%	)#	10/21/2038	8,650,000	8,659,013

16	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Aquarian CLO 1 Ltd. Series 1A Class D1†	6.999% (3 mo. USD Term SOFR + 3.15%	)#	7/20/2039	$4,340,000	$4,362,299
ARES Loan Funding V Ltd. Series 2024-ALF5AR Class A1R†	4.851% (3 mo. USD Term SOFR + 1.22%	)#	7/25/2037	10,460,000	10,465,157
Arini U.S. CLO I Ltd. Series 1A Class B†	6.003% (3 mo. USD Term SOFR + 2.25%	)#	4/15/2038	9,325,000	9,364,305
Arini U.S. CLO I Ltd. Series 1A Class C†	6.653% (3 mo. USD Term SOFR + 2.90%	)#	4/15/2038	9,300,000	9,371,842
Arini U.S. CLO III Ltd. Series 3A Class C†	5.653% (3 mo. USD Term SOFR + 1.90%	)#	1/15/2039	2,200,000	2,204,217
ASP WHCO Partner 2 LP	6.783%	#(b)	3/29/2029	11,686,984	11,687,342
Atlantic Avenue Ltd. Series 2023-1A Class AR†	5.113% (3 mo. USD Term SOFR + 1.36%	)#	1/15/2039	10,400,000	10,418,522
Atlantic Avenue Ltd. Series 2023-1A Class D1R†	7.053% (3 mo. USD Term SOFR + 3.30%	)#	1/15/2039	5,360,000	5,392,181
Atlantic Avenue Ltd. Series 2024-2A Class D†	8.479% (3 mo. USD Term SOFR + 4.75%	)#	4/20/2037	1,000,000	1,004,461
Atlantic Avenue Ltd. Series 2024-3A Class C†	5.929% (3 mo. USD Term SOFR + 2.20%	)#	1/20/2035	6,500,000	6,474,429
Atlas Senior Loan Fund XXIV Ltd. Series 2024-24A Class D1†	7.329% (3 mo. USD Term SOFR + 3.60%	)#	1/20/2038	1,450,000	1,457,859
Atlas Senior Loan Fund XXV Ltd. Series 2025-25A Class A1†	5.249% (3 mo. USD Term SOFR + 1.52%	)#	7/20/2038	9,630,000	9,657,494
Atlas Senior Loan Fund XXV Ltd. Series 2025-25A Class B†	5.579% (3 mo. USD Term SOFR + 1.85%	)#	7/20/2038	4,675,081	4,688,424
Atlas Senior Loan Fund XXV Ltd. Series 2025-25A Class D1†	7.409% (3 mo. USD Term SOFR + 3.68%	)#	7/20/2038	4,500,000	4,541,976

See Notes to Financial Statements.	17

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Atlas Senior Loan Fund XXV Ltd. Series 2025-25A Class SUB†	Zero coupon	#(b)	7/20/2038	$3,430,000	$1,701,198
Atlas Senior Loan Fund XXVI Ltd. Series 2025-26A Class B†	5.633% (3 mo. USD Term SOFR + 1.90%	)#	10/22/2038	8,628,000	8,682,969
Atlas Senior Loan Fund XXVII Ltd. Series 2026-27A Class D1†	7.083% (3 mo. USD Term SOFR + 3.35%	)#	1/22/2039	7,475,000	7,536,302
Audax Senior Debt CLO 7 LLC Series 2023-7A Class AR2†	5.329% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2035	24,000,000	24,062,352
Bain Capital Credit CLO Ltd. Series 2019-2A Class AR3†	4.67% (3 mo. USD Term SOFR + 0.92%	)#	10/17/2032	15,068,882	15,076,175
Bain Capital Credit CLO Ltd. Series 2024-5A Class E†	9.884% (3 mo. USD Term SOFR + 6.15%	)#	10/21/2037	500,000	481,187
Balboa Bay Loan Funding Ltd. Series 2023-2A Class A1R†	4.879% (3 mo. USD Term SOFR + 1.15%	)#	10/20/2036	4,010,000	4,005,076
Ballyrock CLO 21 Ltd. Series 2022-21A Class C1R†	6.879% (3 mo. USD Term SOFR + 3.15%	)#	10/20/2037	1,030,000	1,032,027
Ballyrock CLO Ltd. Series 2024-22AR Class A2R†	5.125% (3 mo. USD Term SOFR + 1.50%	)#	7/15/2039	6,970,000	6,974,802
BAR Issuer LLC Series 2026-FL1 Class A†	5.27% (1 mo. USD Term SOFR + 1.60%	)#	8/20/2043	11,750,000	11,790,420
Barings CLO Ltd. Series 2021-3A Class AR†	4.859% (3 mo. USD Term SOFR + 1.13%	)#	1/18/2035	20,000,000	20,016,800
Barings CLO Ltd. Series 2023-1A Class A2R†	5.429% (3 mo. USD Term SOFR + 1.70%	)#	4/20/2038	1,000,000	1,001,848
Barings CLO Ltd. Series 2026-1A Class E†	9.715% (3 mo. USD Term SOFR + 6.05%	)#	4/15/2039	2,000,000	2,040,864

18	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Barrow Hanley CLO I Ltd. Series 2023-1A Class A2R†	5.269% (3 mo. USD Term SOFR + 1.54%	)#	1/20/2038	$6,200,000	$6,202,319
Barrow Hanley CLO I Ltd. Series 2023-1A Class D1R†	6.829% (3 mo. USD Term SOFR + 3.10%	)#	1/20/2038	3,500,000	3,507,105
Barrow Hanley CLO II Ltd. Series 2023-2A Class A1R†	5.039% (3 mo. USD Term SOFR + 1.31%	)#	3/31/2038	12,650,000	12,656,553
Barrow Hanley CLO II Ltd. Series 2023-2A Class D1RR†	6.779% (3 mo. USD Term SOFR + 3.05%	)#	3/31/2038	4,000,000	4,010,076
Barrow Hanley CLO III Ltd. Series 2024-3A Class AR†	4.999% (3 mo. USD Term SOFR + 1.27%	)#	4/20/2038	15,750,000	15,761,812
Barrow Hanley CLO III Ltd. Series 2024-3A Class D1R†	6.879% (3 mo. USD Term SOFR + 3.15%	)#	4/20/2038	9,630,000	9,656,588
Basswood Park CLO Ltd. Series 2021-1A Class CR†	5.429% (3 mo. USD Term SOFR + 1.70%	)#	4/20/2034	1,345,000	1,342,061
Battalion CLO IX Ltd. Series 2015-9A Class BRR†	5.353% (3 mo. USD Term SOFR + 1.60%	)#	7/15/2031	12,988,947	13,011,171
Battalion CLO X Ltd. Series 2016-10A Class A1R3†	4.915% (3 mo. USD Term SOFR + 1.14%	)#	1/24/2035	15,560,328	15,576,931
Battalion CLO XXIV Ltd. Series 2022-24AR Class D1R2†(c)	–	(d)	7/14/2039	7,250,000	7,257,250
Battalion CLO XXVIII Ltd. Series 2025-28A Class D1†	6.779% (3 mo. USD Term SOFR + 3.05%	)#	1/20/2038	5,700,000	5,716,821
Battery Park CLO II Ltd. Series 2022-1A Class CR†	6.079% (3 mo. USD Term SOFR + 2.35%	)#	10/20/2037	1,250,000	1,252,909
Bayview Opportunity Master Fund VII LLC Series 2026-CRD1 Class B†	5.516% (30 day USD SOFR Average + 1.90%	)#	9/25/2034	9,140,000	9,162,817

See Notes to Financial Statements.	19

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Bayview Opportunity Master Fund VII LLC Series 2026-CRD1 Class C†	5.966% (30 day USD SOFR Average + 2.35%	)#	9/25/2034	$5,925,000	$5,939,787
BBAM US U.S. CLO IV Ltd. Series 2024-4AR Class A2R†	5.082% (3 mo. USD Term SOFR + 1.45%	)#	7/15/2039	7,800,000	7,800,452
BDS LLC Series 2025-FL15 Class A†	5.07% (1 mo. USD Term SOFR + 1.40%	)#	3/19/2043	13,120,000	13,164,880
BDS LLC Series 2025-FL16 Class A†	5.07% (1 mo. USD Term SOFR + 1.40%	)#	6/19/2043	9,360,000	9,390,074
BDS LLC Series 2026-FL17 Class A†	5.02% (1 mo. USD Term SOFR + 1.35%	)#	5/19/2043	3,870,000	3,873,618
Benefit Street Partners CLO 42 Ltd. Series 2025-42A Class A†	5.11% (3 mo. USD Term SOFR + 1.30%	)#	10/25/2038	8,000,000	8,029,264
Benefit Street Partners CLO X Ltd. Series 2016-10A Class A1R3†	5.029% (3 mo. USD Term SOFR + 1.30%	)#	7/20/2038	11,520,000	11,554,330
Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A Class AR†	5.079% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037	6,500,000	6,514,657
Benefit Street Partners CLO XXXIX Ltd. Series 2025-39A Class SUB†	Zero coupon	#(b)	4/15/2038	4,000,000	3,035,520
Benefit Street Partners CLO XXXVII Ltd. Series 2024-37A Class A†	5.16% (3 mo. USD Term SOFR + 1.35%	)#	1/25/2038	2,000,000	2,005,038
Bethpage Park CLO Ltd. Series 2021-1A Class AR†	4.813% (3 mo. USD Term SOFR + 1.06%	)#	10/15/2036	14,000,000	14,007,000
Birch Grove CLO 13 Ltd. Series 2025-13A Class A1†	5.062% (3 mo. USD Term SOFR + 1.31%	)#	10/23/2038	10,000,000	10,014,360
Birch Grove CLO 15 Ltd. Series 2025-15A Class A1†	5.002% (3 mo. USD Term SOFR + 1.25%	)#	1/23/2039	3,500,000	3,501,953

20	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Birch Grove CLO 4 Ltd. Series 2022-4AR Class BR2†	5.553% (3 mo. USD Term SOFR + 1.60%	)#	7/15/2037	$7,040,000	$7,046,780
Birch Grove CLO 5 Ltd. Series 2023-5A Class D1R†	7.079% (3 mo. USD Term SOFR + 3.35%	)#	10/20/2037	750,000	751,076
Birch Grove CLO 6 Ltd. Series 2023-6A Class A1R†	5.109% (3 mo. USD Term SOFR + 1.38%	)#	7/20/2037	10,000,000	10,037,500
Black Diamond CLO Ltd. Series 2022-1A Class C1R†	5.91% (3 mo. USD Term SOFR + 2.10%	)#	4/25/2039	5,450,000	5,462,666
Black Diamond CLO Ltd. Series 2022-1A Class D1R†	7.11% (3 mo. USD Term SOFR + 3.30%	)#	4/25/2039	6,080,000	6,122,007
Black Diamond CLO Ltd. Series 2024-1A Class B†	5.83% (3 mo. USD Term SOFR + 2.02%	)#	10/25/2037	8,000,000	8,009,352
Black Diamond CLO Ltd. Series 2025-1A Class B†	5.903% (3 mo. USD Term SOFR + 2.15%	)#	7/15/2038	7,000,000	7,023,828
Black Diamond CLO Ltd. Series 2025-1A Class C1†	6.153% (3 mo. USD Term SOFR + 2.40%	)#	7/15/2038	10,000,000	10,035,290
Black Diamond CLO Ltd. Series 2025-2A Class A1†	5.123% (3 mo. USD Term SOFR + 1.37%	)#	10/15/2038	5,000,000	5,001,295
Black Diamond CLO Ltd. Series 2025-2A Class C†	6.203% (3 mo. USD Term SOFR + 2.45%	)#	10/15/2038	1,000,000	1,005,088
Black Diamond CLO Ltd. Series 2025-2A Class D1†	7.303% (3 mo. USD Term SOFR + 3.55%	)#	10/15/2038	3,000,000	3,027,657
Black Diamond CLO Ltd. Series 2026-1A Class A2†(c)	–	(d)	8/13/2039	8,000,000	8,003,960
Black Diamond CLO Ltd. Series 2026-1A Class B†(c)	–	(d)	8/13/2039	5,000,000	5,004,835
Black Diamond CLO Ltd. Series 2026-1A Class D1†(c)	–	(d)	8/13/2039	3,360,000	3,363,478
BlueMountain CLO XXIX Ltd. Series 2020-29A Class CR2†	5.76% (3 mo. USD Term SOFR + 1.95%	)#	7/25/2034	3,750,000	3,748,444

See Notes to Financial Statements.	21

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
BlueMountain CLO XXV Ltd. Series 2019-25A Class A2RR†	5.353% (3 mo. USD Term SOFR + 1.60%	)#	1/15/2038	$2,500,000	$2,501,083
Brant Point CLO Ltd. Series 2023-1A Class BR†	5.56% (3 mo. USD Term SOFR + 1.75%	)#	7/26/2038	1,348,962	1,352,998
Brant Point CLO Ltd. Series 2023-1A Class D1R†	7.31% (3 mo. USD Term SOFR + 3.50%	)#	7/26/2038	1,200,000	1,210,063
Brant Point CLO Ltd. Series 2023-1A Class ER†	10.91% (3 mo. USD Term SOFR + 7.10%	)#	7/26/2038	3,730,000	3,791,914
Brant Point CLO Ltd. Series 2023-2A Class D1R†	6.583% (3 mo. USD Term SOFR + 2.75%	)#	1/29/2039	7,950,000	7,959,222
Brant Point CLO Ltd. Series 2023-2A Class ER†	9.983% (3 mo. USD Term SOFR + 6.15%	)#	1/29/2039	1,150,000	1,138,491
Brant Point CLO Ltd. Series 2024-3A Class D1R†	6.379% (3 mo. USD Term SOFR + 2.65%	)#	1/20/2039	3,200,000	3,210,282
Brant Point CLO Ltd. Series 2024-3A Class ER†	10.559% (3 mo. USD Term SOFR + 6.83%	)#	1/20/2039	2,000,000	2,005,010
Brant Point CLO Ltd. Series 2024-4A Class C†	6.179% (3 mo. USD Term SOFR + 2.45%	)#	7/20/2037	1,300,000	1,300,065
Brant Point CLO Ltd. Series 2024-6A Class D1†	6.953% (3 mo. USD Term SOFR + 3.20%	)#	1/15/2038	5,000,000	5,016,490
Brant Point CLO Ltd. Series 2025-7A Class D1†	7.01% (3 mo. USD Term SOFR + 3.20%	)#	7/25/2038	6,000,000	6,032,316
Bridge Street CLO I Ltd. Series 2020-1AR Class B1RR†	5.344% (3 mo. USD Term SOFR + 1.60%	)#	7/15/2039	6,000,000	6,005,442
Bridge Street CLO IV Ltd. Series 2024-1A Class D1R†	6.994% (3 mo. USD Term SOFR + 3.35%	)#	4/20/2039	7,000,000	7,035,084
Bryant Park Funding Ltd. Series 2023-20A Class BR†	5.653% (3 mo. USD Term SOFR + 1.90%	)#	4/15/2038	8,450,000	8,458,940

22	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Bryant Park Funding Ltd. Series 2023-20A Class ER†	10.503% (3 mo. USD Term SOFR + 6.75%	)#	4/15/2038	$3,750,000	$3,761,846
Bryant Park Funding Ltd. Series 2024-25A Class A2†	5.329% (3 mo. USD Term SOFR + 1.60%	)#	1/18/2038	3,000,000	3,001,443
Canyon Capital CLO Ltd. Series 2019-1AR Class BR3†(c)	–	(d)	7/15/2037	3,500,000	3,501,750
Canyon CLO Ltd. Series 2021-4A Class CR†	5.553% (3 mo. USD Term SOFR + 1.80%	)#	10/15/2034	7,000,000	7,007,616
Carlyle U.S. CLO Ltd. Series 2021-10A Class A2R†	5.299% (3 mo. USD Term SOFR + 1.57%	)#	1/20/2038	5,000,000	5,008,030
Carlyle U.S. CLO Ltd. Series 2021-1A Class A1BR†	5.353% (3 mo. USD Term SOFR + 1.60%	)#	1/15/2040	3,500,000	3,504,813
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	4.839% (3 mo. USD Term SOFR + 1.11%	)#	10/20/2034	10,000,000	10,010,850
Carlyle U.S. CLO Ltd. Series 2023-1A Class BR†	5.429% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2037	5,500,000	5,514,096
Carlyle U.S. CLO Ltd. Series 2023-2A Class BR†	5.479% (3 mo. USD Term SOFR + 1.75%	)#	7/20/2038	2,180,267	2,186,503
CarVal CLO III Ltd. Series 2019-2A Class CR2†	5.329% (3 mo. USD Term SOFR + 1.60%	)#	7/20/2032	6,000,000	6,014,304
Cathedral Lake VI Ltd. Series 2021-6A Class BR†	5.66% (3 mo. USD Term SOFR + 1.85%	)#	4/25/2034	6,000,000	6,005,568
CBAM Ltd. Series 2018-5A Class CR†	5.75% (3 mo. USD Term SOFR + 2.00%	)#	10/17/2038	7,000,000	7,024,794
CBAMR Ltd. Series 2018-8A Class DR†	7.753% (3 mo. USD Term SOFR + 4.00%	)#	7/15/2037	9,750,000	9,775,642
Cedar Funding X CLO Ltd. Series 2019-10A Class BR2†	5.429% (3 mo. USD Term SOFR + 1.70%	)#	10/20/2037	8,500,000	8,514,110

See Notes to Financial Statements.	23

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	$3,950,000	$3,957,541
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	8,375,000	8,441,932
CIFC Funding Ltd. Series 2014-5A Class CR3†	5.90% (3 mo. USD Term SOFR + 2.15%	)#	7/17/2037	1,000,000	1,003,690
CIFC Funding Ltd. Series 2017-1A Class BR3†	5.254% (3 mo. USD Term SOFR + 1.52%	)#	4/21/2037	7,800,000	7,813,322
CIFC Funding Ltd. Series 2018-1A Class BR†	5.429% (3 mo. USD Term SOFR + 1.70%	)#	1/18/2038	600,000	601,222
CIFC Funding Ltd. Series 2022-4A Class BR†	5.343% (3 mo. USD Term SOFR + 1.55%	)#	7/16/2035	3,000,000	3,001,563
CIFC Funding Ltd. Series 2022-6A Class BR†	5.543% (3 mo. USD Term SOFR + 1.75%	)#	10/16/2038	2,000,000	2,004,400
CIFC Funding Ltd. Series 2024-4A Class A†	5.143% (3 mo. USD Term SOFR + 1.35%	)#	10/16/2037	1,000,000	1,001,769
Clarus Capital Funding LLC Series 2026-1A Class D†	5.91%		11/20/2034	5,925,000	5,934,724
Columbia Cent CLO 29 Ltd. Series 2020-29A Class BRR†	5.529% (3 mo. USD Term SOFR + 1.80%	)#	10/20/2034	2,933,813	2,941,036
Columbia Cent CLO 34 Ltd. Series 2024-34A Class D1N†	7.11% (3 mo. USD Term SOFR + 3.30%	)#	1/25/2038	3,000,000	3,010,086
Columbia Cent CLO 35 Ltd. Series 2025-35AR Class D1AR†	6.767% (3 mo. USD Term SOFR + 3.00%	)#	7/25/2039	7,695,000	7,705,527
CQS U.S. CLO 5 Ltd. Series 2025-5A Class D1†	6.90% (3 mo. USD Term SOFR + 3.15%	)#	1/17/2039	11,240,000	11,285,398
CQS U.S. CLO 6 Ltd. Series 2026-6A Class D1†	6.93% (3 mo. USD Term SOFR + 3.20%	)#	3/31/2039	1,750,000	1,759,291
CQS U.S. CLO Ltd. Series 2021-1A Class AR†	4.929% (3 mo. USD Term SOFR + 1.20%	)#	1/20/2035	4,500,000	4,502,115

24	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
CQS U.S. CLO Ltd. Series 2023-3A Class BR†	5.56% (3 mo. USD Term SOFR + 1.75%	)#	1/25/2037	$16,100,000	$16,114,136
CQS U.S. CLO Ltd. Series 2023-3A Class CR†	5.96% (3 mo. USD Term SOFR + 2.15%	)#	1/25/2037	1,200,000	1,201,004
CQS U.S. CLO Ltd. Series 2025-4AR Class D1AR†	6.729% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2039	7,760,000	7,767,884
Creeksource Dunes Creek CLO Ltd. Series 2024-1A Class B†	5.503% (3 mo. USD Term SOFR + 1.75%	)#	1/15/2038	5,000,000	5,014,445
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	7,819,636	7,844,710
Crown City CLO I Series 2020-1A Class CRR†	5.829% (3 mo. USD Term SOFR + 2.10%	)#	7/20/2038	2,500,000	2,506,268
Crown City CLO I Series 2020-1A Class D1RR†	6.729% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2038	4,000,000	4,006,232
Crown City CLO IV Series 2022-4A Class A1R2†	5.009% (3 mo. USD Term SOFR + 1.28%	)#	4/20/2037	20,000,000	20,046,820
Crown City CLO IV Series 2022-4A Class A2R2†	5.449% (3 mo. USD Term SOFR + 1.72%	)#	4/20/2037	3,750,000	3,754,556
Crown City CLO V Series 2023-5AR Class A1R2†	4.979% (3 mo. USD Term SOFR + 1.25%	)#	4/22/2037	5,800,000	5,812,424
Crown City CLO VI Series 2024-6A Class D1†	7.253% (3 mo. USD Term SOFR + 3.50%	)#	7/15/2037	2,750,000	2,759,268
Crown Point CLO 11 Ltd. Series 2021-11A Class ER†	9.90% (3 mo. USD Term SOFR + 6.15%	)#	2/28/2038	5,000,000	4,834,705
Crown Point CLO 9 Ltd. Series 2020-9AR Class DRR†	6.741% (3 mo. USD Term SOFR + 3.00%	)#	7/14/2039	4,400,000	4,416,786
Crown Point CLO 9 Ltd. Series 2020-9AR Class ERR†	10.341% (3 mo. USD Term SOFR + 6.60%	)#	7/14/2039	3,900,000	3,880,324

See Notes to Financial Statements.	25

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
CTM CLO Ltd. Series 2025-1A Class A1†	5.253% (3 mo. USD Term SOFR + 1.50%	)#	7/15/2038	$10,900,000	$10,936,624
CTM CLO Ltd. Series 2025-1A Class C†	6.103% (3 mo. USD Term SOFR + 2.35%	)#	7/15/2038	13,080,000	13,130,790
CTM CLO Ltd. Series 2025-1A Class D1†	7.253% (3 mo. USD Term SOFR + 3.50%	)#	7/15/2038	2,000,000	2,014,260
CTM CLO Ltd. Series 2026-4A Class B†(c)	–	(d)	7/20/2039	6,000,000	6,005,598
CTM CLO Ltd. Series 2026-4A Class D1†(c)	–	(d)	7/20/2039	9,250,000	9,259,574
CTM CLO Ltd. Series 2026-4A Class SSUB†(c)	9.50%		7/20/2039	2,000,000	2,000,000
DailyPay Securitization Trust Series 2025-1A Class A†	5.63%		6/26/2028	10,535,000	10,562,001
Dewolf Park CLO Ltd. Series 2017-1A Class D1R2†	6.283% (3 mo. USD Term SOFR + 2.55%	)#	1/22/2039	9,590,000	9,466,279
Diameter Capital CLO 10 Ltd. Series 2025-10A Class B†	5.629% (3 mo. USD Term SOFR + 1.90%	)#	4/20/2038	3,500,000	3,515,333
Diameter Capital CLO 12 Ltd. Series 2025-12A Class A†	4.969% (3 mo. USD Term SOFR + 1.24%	)#	10/20/2038	8,650,000	8,654,178
Diameter Capital CLO 2 Ltd. Series 2021-2A Class A2R†	5.553% (3 mo. USD Term SOFR + 1.80%	)#	10/15/2037	2,000,000	2,005,802
Diameter Capital CLO 4 Ltd. Series 2022-4A Class ARR†	4.983% (3 mo. USD Term SOFR + 1.23%	)#	1/15/2039	15,360,000	15,351,921
Diameter Capital CLO 5 Ltd. Series 2023-5A Class A1R†	4.993% (3 mo. USD Term SOFR + 1.24%	)#	1/15/2039	11,720,000	11,707,975
Diameter Capital CLO 6 Ltd. Series 2024-6A Class A1R†	5.033% (3 mo. USD Term SOFR + 1.28%	)#	4/15/2039	10,000,000	10,027,500
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054	2,030,560	2,046,744
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	11,106,075	10,781,332

26	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Dryden 104 CLO Ltd. Series 2022-104A Class BR†	5.392% (3 mo. USD Term SOFR + 1.75%	)#	8/20/2034	$2,000,000	$2,003,272
Dryden 107 CLO Ltd. Series 2023-107A Class D1R†	6.551% (3 mo. USD Term SOFR + 2.90%	)#	8/15/2038	3,200,000	3,211,805
Dryden 108 CLO Ltd. Series 2022-108AR Class BR2†	5.279% (3 mo. USD Term SOFR + 1.55%	)#	7/18/2037	16,000,000	16,025,488
Dryden 42 Senior Loan Fund Series 2016-42AR Class A1R3†	4.943% (3 mo. USD Term SOFR + 1.19%	)#	7/15/2037	6,000,000	6,002,682
Dryden 53 CLO Ltd. Series 2017-53A Class BR†	5.053% (3 mo. USD Term SOFR + 1.30%	)#	1/15/2031	2,070,000	2,071,952
Dryden 75 CLO Ltd. Series 2019-75A Class CR2†	5.815% (3 mo. USD Term SOFR + 2.06%	)#	4/15/2034	2,250,000	2,237,621
Dryden 78 CLO Ltd. Series 2020-78A Class A1R2†	5.00% (3 mo. USD Term SOFR + 1.25%	)#	4/17/2037	20,200,000	20,233,613
Dryden 87 CLO Ltd. Series 2021-87A Class A2R†	5.242% (3 mo. USD Term SOFR + 1.60%	)#	8/20/2038	6,250,000	6,259,900
Dryden 90 CLO Ltd. Series 2021-90A Class D1R†	6.651% (3 mo. USD Term SOFR + 3.00%	)#	11/15/2038	2,670,000	2,680,354
Eaton Vance CLO Ltd. Series 2019-1AR Class AR3†	5.003% (3 mo. USD Term SOFR + 1.25%	)#	7/15/2037	4,050,000	4,052,009
Elara HGV Timeshare Issuer LLC Series 2025-A Class D†	6.91%		1/25/2040	2,833,986	2,816,732
Eldridge CLO Ltd. Series 2025-1A Class B†	5.379% (3 mo. USD Term SOFR + 1.65%	)#	10/20/2038	1,750,000	1,756,585
Eldridge CLO Ltd. Series 2025-2A Class A1†	5.009% (3 mo. USD Term SOFR + 1.28%	)#	1/20/2039	5,000,000	5,007,675
Elevation CLO Ltd. Series 2025-18A Class A1†	4.969% (3 mo. USD Term SOFR + 1.24%	)#	3/28/2038	5,800,000	5,807,441
Elevation CLO Ltd. Series 2025-18A Class A2†	5.229% (3 mo. USD Term SOFR + 1.50%	)#	3/28/2038	4,000,000	3,990,936

See Notes to Financial Statements.	27

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Elmwood CLO 17 Ltd. Series 2022-4AR Class A2R2†	5.20% (3 mo. USD Term SOFR + 1.45%	)#	7/17/2039		$15,000,000	$15,007,020
Elmwood CLO 26 Ltd. Series 2024-1A Class ER†	9.909% (3 mo. USD Term SOFR + 6.18%	)#	4/18/2039		1,750,000	1,779,750
Elmwood CLO 29 Ltd. Series 2024-5A Class BR2†	5.279% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2037		8,300,000	8,304,316
Elmwood CLO 48 Ltd. Series 2026-2A Class E†	9.669% (3 mo. USD Term SOFR + 6.00%	)#	4/20/2039		3,120,000	3,179,817
Elmwood CLO VI Ltd. Series 2020-3AR Class BR3†	5.279% (3 mo. USD Term SOFR + 1.55%	)#	7/18/2037		6,050,000	6,064,024
Empower CLO Ltd. Series 2023-1A Class D1R†	7.66% (3 mo. USD Term SOFR + 3.85%	)#	4/25/2038		4,000,000	4,037,204
Empower CLO Ltd. Series 2024-2A Class A1†	5.273% (3 mo. USD Term SOFR + 1.52%	)#	7/15/2037		1,000,000	1,001,280
Empower CLO Ltd. Series 2024-2A Class E†	9.803% (3 mo. USD Term SOFR + 6.05%	)#	7/15/2037		100,000	97,530
eStruxture Issuer LP Series 2025-1 Class A2†	5.894%		7/20/2055	CAD	17,700,000	12,517,108
FF Asset Securitization LLC Series 2026-1A Class A†	6.06%		7/17/2032		$5,515,000	5,508,895	(a)
Fortress Credit BSL X Ltd. Series 2021-1A Class CR†	5.779% (3 mo. USD Term SOFR + 2.05%	)#	4/20/2033		7,000,000	6,981,282
Fortress Credit BSL XVII Ltd. Series 2022-1AR Class B1R†	5.402% (3 mo. USD Term SOFR + 1.65%	)#	10/23/2034		6,620,000	6,626,349
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.055% (1 mo. USD Term SOFR + 1.39%	)#	8/19/2042		10,690,000	10,709,774
Galaxy 31 CLO Ltd. Series 2023-31A Class DR†	6.953% (3 mo. USD Term SOFR + 3.20%	)#	7/15/2038		4,000,000	3,936,292
Gallatin CLO X Ltd. Series 2023-1A Class C1R†	6.041% (3 mo. USD Term SOFR + 2.30%	)#	10/14/2036		3,000,000	3,000,495

28	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Gallatin CLO X Ltd. Series 2023-1A Class D1R†	7.341% (3 mo. USD Term SOFR + 3.60%	)#	10/14/2036	$4,500,000	$4,517,131
Garnet CLO Ltd. Series 2025-1A Class A†	5.229% (3 mo. USD Term SOFR + 1.50%	)#	7/20/2037	10,000,000	10,023,030
Garnet CLO Ltd. Series 2025-1A Class B†	5.629% (3 mo. USD Term SOFR + 1.90%	)#	7/20/2037	18,100,000	18,148,146
Generate CLO 22 Ltd. Series 2025-22A Class E†	9.229% (3 mo. USD Term SOFR + 5.50%	)#	7/20/2038	3,000,000	3,030,345
Generate CLO 6 Ltd. Series 6A Class AR2†	5.133% (3 mo. USD Term SOFR + 1.40%	)#	10/22/2037	1,000,000	1,002,003
Golub Capital Partners CLO 68B Ltd. Series 2023-68A Class A2R†	5.41% (3 mo. USD Term SOFR + 1.60%	)#	7/25/2038	2,000,000	2,002,646
Gracie Point International Funding LLC Series 2025-1A Class A†	5.132% (30 day USD SOFR Average + 1.50%	)#	8/15/2028	18,245,000	18,274,568
GreenSky Home Improvement Issuer Trust Series 2025-1A Class A3†	5.32%		3/25/2060	6,525,000	6,573,511
GreenSky Home Improvement Issuer Trust Series 2026-REV1 Class A†	4.93%		5/15/2041	9,025,000	9,006,403
Greywolf CLO IV Ltd. Series 2019-1A Class A2R2†	5.55% (3 mo. USD Term SOFR + 1.80%	)#	4/17/2034	5,800,000	5,811,954
Greywolf CLO IV Ltd. Series 2019-1A Class B1R2†	5.95% (3 mo. USD Term SOFR + 2.20%	)#	4/17/2034	2,500,000	2,483,490
Halsey Point CLO I Ltd. Series 2019-1A Class CR†	6.079% (3 mo. USD Term SOFR + 2.35%	)#	10/20/2037	1,900,000	1,904,330
HalseyPoint CLO 3 Ltd. Series 2020-3A Class A1R†	5.323% (3 mo. USD Term SOFR + 1.48%	)#	7/30/2037	7,687,000	7,702,082
HalseyPoint CLO 4 Ltd. Series 2021-4AR Class BR†	5.523% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2037	1,000,000	1,000,534
HalseyPoint CLO 7 Ltd. Series 2023-7A Class A1R†	5.179% (3 mo. USD Term SOFR + 1.45%	)#	7/20/2038	20,000,000	20,054,740

See Notes to Financial Statements.	29

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
HalseyPoint CLO 7 Ltd. Series 2023-7A Class A2R†	5.429% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2038	$2,300,000	$2,303,813
Harvest U.S. CLO Ltd. Series 2024-1A Class CR†	5.779% (3 mo. USD Term SOFR + 2.05%	)#	4/18/2037	4,530,000	4,587,608
Harvest U.S. CLO Ltd. Series 2025-2A Class D1†	7.20% (3 mo. USD Term SOFR + 3.45%	)#	7/17/2038	7,500,000	7,549,230
Harvest U.S. CLO Ltd. Series 2025-3A Class B†	5.403% (3 mo. USD Term SOFR + 1.65%	)#	1/15/2038	5,340,000	5,356,073
Hayfin U.S. XII Ltd. Series 2020-12A Class A1R†	4.959% (3 mo. USD Term SOFR + 1.23%	)#	1/20/2038	3,220,000	3,223,510
Hayfin U.S. XIV Ltd. Series 2021-14A Class A1R†	5.029% (3 mo. USD Term SOFR + 1.30%	)#	3/20/2038	3,800,000	3,809,584
Hayfin U.S. XIV Ltd. Series 2021-14A Class D1R†	6.779% (3 mo. USD Term SOFR + 3.05%	)#	3/20/2038	3,600,000	3,608,053
Hayfin U.S. XV Ltd. Series 2024-15A Class D1†	7.93% (3 mo. USD Term SOFR + 4.26%	)#	4/28/2037	5,910,000	5,930,567
HPS Loan Management Ltd. Series 2021-16A Class BR†	5.402% (3 mo. USD Term SOFR + 1.65%	)#	1/23/2035	5,900,000	5,913,747
HPS Loan Management Ltd. Series 2025-25A Class D1†	7.06% (3 mo. USD Term SOFR + 3.25%	)#	7/26/2038	12,550,000	12,658,419
ICG U.S. CLO I Ltd. Series 2023-1A Class D1R†	6.929% (3 mo. USD Term SOFR + 3.20%	)#	7/18/2038	3,000,000	3,011,334
ICG U.S. CLO I Ltd. Series 2023-1A Class ER†	10.729% (3 mo. USD Term SOFR + 7.00%	)#	7/18/2038	3,250,000	3,303,381
ICG U.S. CLO Ltd. Series 2014-1A Class A2A3†	5.229% (3 mo. USD Term SOFR + 1.50%	)#	10/20/2034	5,000,000	5,007,130
ICG U.S. CLO Ltd. Series 2024-1A Class DR†	6.903% (3 mo. USD Term SOFR + 3.15%	)#	3/31/2039	5,500,000	5,526,807

30	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
ICG U.S. CLO Ltd. Series 2024-R1A Class D1†	7.46% (3 mo. USD Term SOFR + 3.65%	)#	1/25/2038	$2,250,000	$2,263,232
ICG U.S. CLO Ltd. Series 2025-1A Class D1†	6.96% (3 mo. USD Term SOFR + 3.15%	)#	7/25/2038	8,250,000	8,278,619
ICG U.S. CLO Ltd. Series 2025-2A Class D1†	6.829% (3 mo. USD Term SOFR + 3.10%	)#	1/18/2039	5,300,000	5,340,545
ICG U.S. CLO Ltd. Series 2026-1A Class A2†(c)	–	(d)	3/30/2039	11,000,000	11,002,750
INCREF LLC Series 2026-FL2 Class A†	5.12% (1 mo. USD Term SOFR + 1.45%	)#	12/19/2043	15,000,000	15,032,775
INCREF LLC Series 2026-FL3 Class A†	5.07% (1 mo. USD Term SOFR + 1.40%	)#	1/19/2044	4,510,000	4,517,058
Invesco CLO Ltd. Series 2022-3A Class A1R†	5.103% (3 mo. USD Term SOFR + 1.37%	)#	10/22/2037	1,750,000	1,753,423
Island Finance Trust Series 2025-1A Class A†	6.54%		3/19/2035	13,649,000	13,694,953
Jamestown CLO XIV Ltd. Series 2019-14A Class BRR†	5.479% (3 mo. USD Term SOFR + 1.75%	)#	10/20/2034	7,770,000	7,749,122
Katayma CLO I Ltd. Series 2023-1A Class AR†	4.999% (3 mo. USD Term SOFR + 1.27%	)#	1/20/2039	8,000,000	8,003,864
Kennedy Lewis CLO 13 Ltd. Series 2023-13A Class A1R†	4.869% (3 mo. USD Term SOFR + 1.14%	)#	1/20/2038	16,450,000	16,425,276
Kennedy Lewis CLO 14 Ltd. Series 2024-14A Class AR†	5.053% (3 mo. USD Term SOFR + 1.32%	)#	4/22/2037	19,850,000	19,895,040
Kennedy Lewis CLO 2 Ltd. Series 2A Class CR2†	6.052% (3 mo. USD Term SOFR + 2.30%	)#	10/22/2037	5,250,000	5,266,590
Kennedy Lewis CLO 21 Ltd. Series 2025-21A Class B†	5.56% (3 mo. USD Term SOFR + 1.75%	)#	7/25/2038	6,224,623	6,243,241

See Notes to Financial Statements.	31

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Kennedy Lewis CLO 22 Ltd. Series 2025-22A Class C†	5.679% (3 mo. USD Term SOFR + 1.95%	)#	7/20/2038	$1,319,527	$1,322,212
Kennedy Lewis CLO 4 Ltd. Series 4A Class CRR†	5.929% (3 mo. USD Term SOFR + 2.20%	)#	7/20/2037	4,250,000	4,258,292
KKR CLO 18 Ltd. Series 18 Class BR2†	5.279% (3 mo. USD Term SOFR + 1.55%	)#	10/18/2035	10,000,000	10,008,080
KKR CLO 23 Ltd. Series 23 Class AR2†	4.779% (3 mo. USD Term SOFR + 1.05%	)#	4/20/2036	11,694,556	11,701,701
KKR CLO 28 Ltd. Series 28A Class AR2†	4.913% (3 mo. USD Term SOFR + 1.12%	)#	2/9/2035	7,340,000	7,347,149
KKR CLO 33 Ltd. Series 33A Class BR†	5.329% (3 mo. USD Term SOFR + 1.60%	)#	7/20/2034	4,773,000	4,782,956
KKR CLO 34 Ltd. Series 34A Class AR†	4.853% (3 mo. USD Term SOFR + 1.10%	)#	7/15/2034	1,250,000	1,251,375
KKR CLO 36 Ltd. Series 36A Class AR†	4.903% (3 mo. USD Term SOFR + 1.15%	)#	10/15/2034	2,750,000	2,752,648
KKR CLO 36 Ltd. Series 36A Class BR†	5.503% (3 mo. USD Term SOFR + 1.75%	)#	10/15/2034	2,250,000	2,251,879
KKR CLO 36 Ltd. Series 36A Class CR†	5.703% (3 mo. USD Term SOFR + 1.95%	)#	10/15/2034	9,120,000	9,131,993
KKR CLO 42 Ltd. Series 42A Class CR†	5.629% (3 mo. USD Term SOFR + 1.90%	)#	7/20/2034	6,100,000	6,122,881
KKR CLO 50 Ltd. Series 2024-50A Class A1R†	4.999% (3 mo. USD Term SOFR + 1.27%	)#	4/20/2039	10,000,000	10,004,230
KKR CLO 50 Ltd. Series 2024-50A Class BR†	5.379% (3 mo. USD Term SOFR + 1.65%	)#	4/20/2039	6,635,000	6,649,106
KKR CLO 51 Ltd. Series 2024-51A Class B†	5.579% (3 mo. USD Term SOFR + 1.85%	)#	10/20/2037	5,240,000	5,251,905

32	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
KKR CLO 54 Ltd. Series 2024-54A Class A†	5.073% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	$4,000,000	$4,004,144
KKR CLO 61 Ltd. Series 2025-61A Class A2†	5.573% (3 mo. USD Term SOFR + 1.82%	)#	7/15/2037	5,000,000	5,002,095
KKR CLO 61 Ltd. Series 2025-61A Class B†	5.703% (3 mo. USD Term SOFR + 1.95%	)#	7/15/2037	12,480,000	12,497,260
KKR CLO 61 Ltd. Series 2025-61A Class D1†	7.603% (3 mo. USD Term SOFR + 3.85%	)#	7/15/2037	2,980,000	2,994,656
Lendmark Funding Trust Series 2025-1A Class E†	8.91%		9/20/2034	5,000,000	5,134,732
Lendmark Funding Trust Series 2026-1A Class D†	5.90%		11/20/2035	7,850,000	7,735,551
Magnetite XXXI Ltd. Series 2021-31A Class A1R†	4.753% (3 mo. USD Term SOFR + 1.00%	)#	7/15/2034	6,475,000	6,481,242
Man Capital CLO Ltd. Series 2021-2RA Class A1R†	5.07% (3 mo. USD Term SOFR + 1.32%	)#	4/17/2039	25,000,000	24,995,000
Man Capital CLO Ltd. Series 2021-2RA Class CR†	5.85% (3 mo. USD Term SOFR + 2.10%	)#	4/17/2039	5,340,000	5,344,843
Man U.S. CLO Ltd. Series 2021-1AR Class BR†(c)	5.42% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2038	6,110,000	6,113,055
Man U.S. CLO Ltd. Series 2024-1A Class D1†	7.679% (3 mo. USD Term SOFR + 3.95%	)#	7/20/2037	1,500,000	1,508,273
Man U.S. CLO Ltd. Series 2024-1A Class E†	10.809% (3 mo. USD Term SOFR + 7.08%	)#	7/20/2037	2,520,000	2,528,087
Marble Point CLO XVII Ltd. Series 2020-1AR Class CR2†(c)	–	(d)	7/20/2037	6,730,000	6,735,047
Marble Point CLO XXII Ltd. Series 2021-2A Class BR†	5.51% (3 mo. USD Term SOFR + 1.70%	)#	7/25/2034	4,800,000	4,800,240
Marble Point CLO XXII Ltd. Series 2021-2AR Class BR2†(c)	–	(d)	7/25/2034	4,800,000	4,802,400
Marble Point CLO XXIV Ltd. Series 2022-1A Class A1R†	4.819% (3 mo. USD Term SOFR + 1.09%	)#	4/20/2035	15,190,000	15,194,056

See Notes to Financial Statements.	33

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Marble Point CLO XXV Ltd. Series 2022-2A Class CRR†	5.629% (3 mo. USD Term SOFR + 1.90%	)#	10/20/2036	$3,500,000	$3,468,591
Mariner Finance Issuance Trust Series 2024-AA Class E†	9.02%		9/22/2036	7,784,000	7,936,171
Mariner Finance Issuance Trust Series 2025-AA Class E†	8.64%		5/20/2038	5,750,000	5,876,890
Mariner Finance Issuance Trust Series 2025-BA Class D†	5.84%		11/22/2038	9,000,000	8,915,127
Mariner Finance Issuance Trust Series 2025-BA Class E†	7.51%		11/22/2038	5,114,000	5,096,846
Market Street CLO Ltd. II Series 2025-2A Class D1†	6.979% (3 mo. USD Term SOFR + 3.25%	)#	3/20/2038	11,250,000	11,314,147
Market Street CLO Ltd. III Series 2026-3A Class E†	9.25% (3 mo. USD Term SOFR + 5.50%	)#	7/20/2039	3,750,000	3,766,361
Morgan Stanley Eaton Vance CLO Ltd. Series 2023-19A Class A2R†	5.403% (3 mo. USD Term SOFR + 1.65%	)#	7/15/2038	1,500,000	1,502,019
Morgan Stanley Eaton Vance CLO Ltd. Series 2023-20A Class BR†	5.479% (3 mo. USD Term SOFR + 1.75%	)#	1/20/2037	3,750,000	3,762,866
Morgan Stanley Eaton Vance CLO Ltd. Series 2023-20A Class CR†	5.729% (3 mo. USD Term SOFR + 2.00%	)#	1/20/2037	1,000,000	1,001,772
Mountain Point CLO 1 Ltd. Series 2026-1A Class D1†	6.97% (3 mo. USD Term SOFR + 3.25%	)#	4/20/2039	6,500,000	6,539,000
Mountain View CLO XVI Ltd. Series 2022-1A Class D1RR†	7.443% (3 mo. USD Term SOFR + 3.69%	)#	3/15/2038	2,450,000	2,477,043
Mountain View CLO XVIII Ltd. Series 2024-1A Class D1†	7.443% (3 mo. USD Term SOFR + 3.65%	)#	10/16/2037	5,400,000	5,422,189
Nassau Ltd. Series 2020-1A Class B1RR†	5.353% (3 mo. USD Term SOFR + 1.60%	)#	1/15/2035	2,075,000	2,076,473

34	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Nassau Ltd. Series 2020-1A Class CRR†	5.753% (3 mo. USD Term SOFR + 2.00%	)#	1/15/2035	$1,960,000	$1,958,867
Navesink CLO 1 Ltd. Series 2023-1AR Class D1R2†	6.738% (3 mo. USD Term SOFR + 3.00%	)#	7/25/2036	3,500,000	3,503,591
Navesink CLO 1 Ltd. Series 2023-1AR Class ER2†	10.138% (3 mo. USD Term SOFR + 6.40%	)#	7/25/2036	4,500,000	4,522,414
Navesink CLO 2 Ltd. Series 2024-2A Class A1R†	4.943% (3 mo. USD Term SOFR + 1.19%	)#	1/15/2036	8,700,000	8,687,898
Navesink CLO 2 Ltd. Series 2024-2A Class D1R†	7.403% (3 mo. USD Term SOFR + 3.65%	)#	1/15/2036	5,450,000	5,498,374
Navesink CLO 2 Ltd. Series 2024-2A Class ER†	10.793% (3 mo. USD Term SOFR + 7.04%	)#	1/15/2036	2,000,000	2,006,146
Navesink CLO 3 Ltd. Series 2025-3A Class A1†	5.233% (3 mo. USD Term SOFR + 1.48%	)#	7/15/2037	5,630,000	5,635,399
Navesink CLO 3 Ltd. Series 2025-3A Class C1†	6.053% (3 mo. USD Term SOFR + 2.30%	)#	7/15/2037	5,400,000	5,401,004
Navesink CLO 4 Ltd. Series 2025-4A Class D1†	7.003% (3 mo. USD Term SOFR + 3.25%	)#	10/15/2037	5,800,000	5,813,212
Navesink CLO 5 Ltd. Series 2026-5A Class D1†	6.757% (3 mo. USD Term SOFR + 3.05%	)#	3/31/2039	4,250,000	4,260,361
Navesink CLO 6 Ltd. Series 2026-6A Class D1†	7.457% (3 mo. USD Term SOFR + 3.75%	)#	4/15/2037	8,500,000	8,599,195
Neuberger Berman CLO 32R Ltd. Series 2019-32RA Class A†	5.039% (3 mo. USD Term SOFR + 1.31%	)#	7/20/2039	26,000,000	26,095,758
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54AR Class AR†	4.952% (3 mo. USD Term SOFR + 1.20%	)#	4/23/2038	20,000,000	20,076,140
Neuberger Berman Loan Advisers CLO 55 Ltd. Series 2024-55A Class A2R†	5.163% (3 mo. USD Term SOFR + 1.43%	)#	4/22/2040	5,500,000	5,511,104

See Notes to Financial Statements.	35

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
NGC CLO 2 Ltd. Series 2025-2A Class C1†	5.929% (3 mo. USD Term SOFR + 2.20%	)#	4/20/2038	$7,000,000	$7,016,373
NGC CLO 2 Ltd. Series 2025-2A Class D1†	7.279% (3 mo. USD Term SOFR + 3.55%	)#	4/20/2038	5,700,000	5,736,691
NGC Ltd. Series 2024-1AR Class BR†	5.329% (3 mo. USD Term SOFR + 1.60%	)#	7/20/2037	9,520,000	9,525,084
NGC Ltd. Series 2024-1AR Class D1R†	6.879% (3 mo. USD Term SOFR + 3.15%	)#	7/20/2037	5,000,000	5,005,350
Oaktree CLO Ltd. Series 2019-4AR Class BR3†	5.329% (3 mo. USD Term SOFR + 1.60%	)#	7/20/2037	16,000,000	16,014,720
Oaktree CLO Ltd. Series 2022-1A Class CR†	5.703% (3 mo. USD Term SOFR + 1.95%	)#	7/15/2038	5,250,000	5,269,913
Oaktree CLO Ltd. Series 2022-3A Class ER†	10.253% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	2,500,000	2,428,445
Oaktree CLO Ltd. Series 2023-2A Class BR†	5.479% (3 mo. USD Term SOFR + 1.75%	)#	7/20/2038	2,916,320	2,926,002
Oaktree CLO Ltd. Series 2025-32A Class B†	5.453% (3 mo. USD Term SOFR + 1.70%	)#	7/15/2038	1,000,000	1,003,346
Obra CLO 4 Ltd. Series 2026-4A Class D†	6.979% (3 mo. USD Term SOFR + 3.30%	)#	7/20/2039	9,000,000	9,101,619
Obra CLO 4 Ltd. Series 2026-4A Class E†	10.429% (3 mo. USD Term SOFR + 6.75%	)#	7/20/2039	1,000,000	1,024,052
Ocean Trails CLO XIV Ltd. Series 2023-14A Class CR†	5.729% (3 mo. USD Term SOFR + 2.00%	)#	1/20/2038	4,900,000	4,906,002
Ocean Trails CLO XV Ltd. Series 2024-15A Class D1R†	7.003% (3 mo. USD Term SOFR + 3.25%	)#	1/15/2039	3,925,000	3,931,292
Ocean Trails CLO XV Ltd. Series 2024-15A Class D2R†	8.153% (3 mo. USD Term SOFR + 4.40%	)#	1/15/2039	1,000,000	995,442

36	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Ocean Trails CLO XVII Ltd. Series 2025-17A Class D1†	6.829% (3 mo. USD Term SOFR + 3.10%	)#	3/20/2038	$3,050,000	$3,054,243
Ocean Trails CLO XVIII Ltd. Series 2026-18A Class D1†	6.757% (3 mo. USD Term SOFR + 3.00%	)#	7/15/2039	5,750,000	5,760,315
Ocean Trails CLO XVIII Ltd. Series 2026-18A Class E†	9.757% (3 mo. USD Term SOFR + 6.00%	)#	7/15/2039	2,000,000	2,020,532
Octagon 67 Ltd. Series 2023-1A Class BR†	5.76% (3 mo. USD Term SOFR + 1.95%	)#	7/25/2038	2,000,000	2,013,768
Octagon Investment Partners 40 Ltd. Series 2019-1A Class BRR†	5.279% (3 mo. USD Term SOFR + 1.55%	)#	1/20/2035	7,920,000	7,929,417
OFSI BSL XIV CLO Ltd. Series 2024-14A Class D1†	7.579% (3 mo. USD Term SOFR + 3.85%	)#	7/20/2037	3,750,000	3,754,132
OFSI BSL XV CLO Ltd. Series 2025-15A Class D1†	7.479% (3 mo. USD Term SOFR + 3.75%	)#	3/31/2038	10,000,000	10,083,220
OHA Credit Partners XVII Ltd. Series 2024-17A Class A†	5.049% (3 mo. USD Term SOFR + 1.32%	)#	1/18/2038	3,423,000	3,428,494
OneMain Financial Issuance Trust Series 2022-S1 Class C†	4.56%		5/14/2035	5,765,000	5,749,368
Orion CLO Ltd. Series 2026-7A Class A1†	4.906% (3 mo. USD Term SOFR + 1.15%	)#	4/20/2039	10,000,000	9,982,240
Orion CLO Ltd. Series 2026-7A Class D1†	6.506% (3 mo. USD Term SOFR + 2.75%	)#	4/20/2039	2,600,000	2,604,095
Orion CLO Ltd. Series 2026-7A Class E†	9.006% (3 mo. USD Term SOFR + 5.25%	)#	4/20/2039	2,000,000	2,012,934
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	5,121,006	5,102,654
Pagaya AI Debt Trust Series 2025-REV1 Class A†	5.011%		8/15/2035	15,025,000	14,895,064
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	6,950,000	6,958,248

See Notes to Financial Statements.	37

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Palmer Square CLO Ltd. Series 2021-2A Class AR2†	5.253% (3 mo. USD Term SOFR + 1.50%	)#	2/15/2038	$2,400,000	$2,405,150
Palmer Square CLO Ltd. Series 2022-5A Class A1R†	5.079% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037	1,500,000	1,502,547
Park Avenue Institutional Advisers CLO Ltd. Series 2022-2AR Class A1R2†	5.057% (3 mo. USD Term SOFR + 1.25%	)#	1/20/2037	10,000,000	10,002,550
Park Blue CLO Ltd. Series 2022-1A Class A1R†	5.149% (3 mo. USD Term SOFR + 1.42%	)#	10/20/2037	9,050,000	9,064,498
Park Blue CLO Ltd. Series 2023-3A Class A1R†	5.209% (3 mo. USD Term SOFR + 1.48%	)#	4/20/2037	4,000,000	4,012,756
Park Blue CLO Ltd. Series 2023-3A Class D1R†	7.229% (3 mo. USD Term SOFR + 3.50%	)#	4/20/2038	12,250,000	12,106,467
PFS Financing Corp. Series 2026-C Class A†	4.325% (30 day USD SOFR Average + 0.70%	)#	4/15/2030	31,600,000	31,690,585
Pikes Peak CLO 3 Series 2019-3A Class ARR†	5.272% (3 mo. USD Term SOFR + 1.46%	)#	10/25/2034	1,900,000	1,901,121
Polen Capital CLO Ltd. Series 2025-2A Class E†	9.679% (3 mo. USD Term SOFR + 5.95%	)#	1/20/2039	3,700,000	3,699,911
POLUS U.S. CLO I Ltd. Series 2024-1A Class C†	6.129% (3 mo. USD Term SOFR + 2.40%	)#	10/20/2037	2,800,000	2,806,776
Polus U.S. CLO II Ltd. Series 2024-1A Class E†	11.069% (3 mo. USD Term SOFR + 7.34%	)#	10/20/2037	2,000,000	2,000,140
Polus U.S. CLO II Ltd. Series 2025-2A Class B†	5.629% (3 mo. USD Term SOFR + 1.90%	)#	7/20/2038	750,000	752,589
Polus U.S. CLO II Ltd. Series 2025-2A Class D1†	7.229% (3 mo. USD Term SOFR + 3.50%	)#	7/20/2038	5,550,000	5,597,891
Polus U.S. CLO II Ltd. Series 2025-2A Class E†	10.479% (3 mo. USD Term SOFR + 6.75%	)#	7/20/2038	2,000,000	1,982,236

38	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Polus U.S. CLO III Ltd. Series 2025-3A Class E†	9.579% (3 mo. USD Term SOFR + 5.85%	)#	1/20/2039	$3,750,000	$3,777,956
Post CLO Ltd. Series 2018-1A Class ER†	11.473% (3 mo. USD Term SOFR + 7.68%	)#	10/16/2037	1,000,000	1,004,813
Post CLO Ltd. Series 2021-1A Class BR†	5.353% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2034	10,000,000	10,040,130
Post CLO Ltd. Series 2022-1A Class AR†	4.829% (3 mo. USD Term SOFR + 1.10%	)#	4/20/2035	6,240,000	6,243,245
Post CLO VI Ltd. Series 2024-2A Class C†	5.829% (3 mo. USD Term SOFR + 2.10%	)#	1/20/2038	1,000,000	1,002,351
Post Road Equipment Finance LLC Series 2025-1A Class D†	5.43%		5/15/2031	2,800,000	2,803,151
Post Road Equipment Finance LLC Series 2025-1A Class E†	7.08%		5/17/2032	5,350,000	5,412,162
Post Road Equipment Finance LLC Series 2026-1A Class D†	5.51%		10/17/2033	5,125,000	5,095,994
Post Road Equipment Finance LLC Series 2026-1A Class E†	7.70%		1/17/2034	4,425,000	4,522,345
PPM CLO 3 Ltd. Series 2019-3A Class A1R2†	4.87% (3 mo. USD Term SOFR + 1.12%	)#	7/17/2034	1,359,659	1,360,152
Rad CLO 16 Ltd. Series 2022-16A Class A1R†	5.303% (3 mo. USD Term SOFR + 1.55%	)#	7/15/2037	5,000,000	5,006,165
RAD CLO 23 Ltd. Series 2024-23A Class A2R†	5.313% (3 mo. USD Term SOFR + 1.60%	)#	7/20/2041	4,750,000	4,758,118
Rad CLO 6 Ltd. Series 2019-6A Class A1R†	5.119% (3 mo. USD Term SOFR + 1.39%	)#	10/20/2037	2,630,000	2,635,583
Reach ABS Trust Series 2025-1A Class A†	4.96%		8/16/2032	238,207	238,424
Recette CLO Ltd. Series 2015-1A Class AR3†	4.759% (3 mo. USD Term SOFR + 1.03%	)#	4/20/2034	4,267,511	4,269,845
Regatta 32 Funding Ltd. Series 2025-4A Class A1†	5.15% (3 mo. USD Term SOFR + 1.34%	)#	7/25/2038	5,000,000	5,016,495
Regatta 32 Funding Ltd. Series 2025-4A Class B†	5.51% (3 mo. USD Term SOFR + 1.70%	)#	7/25/2038	8,000,000	8,024,000

See Notes to Financial Statements.	39

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Regatta XXI Funding Ltd. Series 2021-3A Class BR†	5.503% (3 mo. USD Term SOFR + 1.75%	)#	10/15/2037	$1,500,000	$1,503,255
Reprise Financial Receivables Trust Series 2026-1 Class A†	5.54%		4/18/2033	14,790,000	14,809,042
Republic Finance Issuance Trust Series 2024-A Class D†	9.49%		8/20/2032	8,950,000	8,968,129
Republic Finance Issuance Trust Series 2024-B Class C†	6.60%		11/20/2037	2,000,000	2,015,684
Republic Finance Issuance Trust Series 2024-B Class D†	8.83%		11/20/2037	13,315,000	13,582,091
Republic Finance Issuance Trust Series 2025-A Class B†	4.97%		11/20/2034	8,500,000	8,421,664
Republic Finance Issuance Trust Series 2026-A Class D†	6.16%		6/20/2039	6,875,000	6,818,909
Riserva CLO Ltd. Series 2016-3A Class AR3†	4.779% (3 mo. USD Term SOFR + 1.05%	)#	1/18/2034	1,009,687	1,010,281
Rockford Tower CLO Ltd. Series 2021-3A Class CBR†	5.953% (3 mo. USD Term SOFR + 2.20%	)#	1/15/2038	2,250,000	2,254,662
Romark CLO - IV Ltd. Series 2021-4A Class A1R†	4.888% (3 mo. USD Term SOFR + 1.14%	)#	7/10/2034	5,100,000	5,102,428
Romark CLO V Ltd. Series 2021-5A Class AR†	4.943% (3 mo. USD Term SOFR + 1.19%	)#	1/15/2035	2,300,000	2,303,685
Rowe CLO Ltd. Series 2026-1A Class A2†	5.131% (3 mo. USD Term SOFR + 1.45%	)#	4/20/2039	3,000,000	2,999,391
Rowe CLO Ltd. Series 2026-2A Class A2†(c)	–	(d)	7/20/2039	6,730,000	6,731,716
RR 34 Ltd. Series 2024-34RA Class DR†	9.253% (3 mo. USD Term SOFR + 5.50%	)#	10/15/2039	1,000,000	1,003,463
RR 44 Ltd. Series 2026-44A Class A1A†	4.923% (3 mo. USD Term SOFR + 1.17%	)#	4/15/2041	2,000,000	1,998,870
Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A Class D2†	7.843% (3 mo. USD Term SOFR + 4.00%	)#	1/30/2038	5,625,000	5,546,857

40	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Sagard-Halseypoint CLO 9 Ltd. Series 2025-9A Class B†	5.629% (3 mo. USD Term SOFR + 1.90%	)#	4/20/2038	$3,000,000	$3,008,469
Sagard-Halseypoint CLO 9 Ltd. Series 2025-9A Class C1†	5.879% (3 mo. USD Term SOFR + 2.15%	)#	4/20/2038	1,000,000	1,002,527
Sandstone Peak II Ltd. Series 2023-1A Class A1R†	5.139% (3 mo. USD Term SOFR + 1.41%	)#	7/20/2038	10,000,000	10,027,380
Sandstone Peak II Ltd. Series 2023-1A Class D1R†	7.029% (3 mo. USD Term SOFR + 3.30%	)#	7/20/2038	5,000,000	5,024,270
Sandstone Peak III Ltd. Series 2024-1A Class A1R†	5.11% (3 mo. USD Term SOFR + 1.30%	)#	4/25/2037	5,650,000	5,661,012
Sandstone Peak III Ltd. Series 2024-1A Class D1R†	6.86% (3 mo. USD Term SOFR + 3.05%	)#	4/25/2037	5,400,000	5,410,152
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class A1R†	5.119% (3 mo. USD Term SOFR + 1.39%	)#	10/20/2037	3,000,000	3,002,112
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class BR†	5.729% (3 mo. USD Term SOFR + 2.00%	)#	10/20/2037	3,000,000	3,002,847
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class CR†	6.129% (3 mo. USD Term SOFR + 2.40%	)#	10/20/2037	10,040,000	10,056,727
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class D1R†	7.379% (3 mo. USD Term SOFR + 3.65%	)#	10/20/2037	2,750,000	2,726,105
SCF Equipment Trust LLC Series 2025-1A Class E†	6.75%		11/20/2035	3,200,000	3,268,112
Sculptor CLO XXXVI Ltd. Series 36A Class C†	5.743% (3 mo. USD Term SOFR + 1.90%	)#	1/30/2039	1,200,000	1,201,894
SEB Funding LLC Series 2026-1A Class A2†	6.665%		1/30/2056	9,614,000	9,537,605
Sesac Finance LLC Series 2025-1 Class A2†	5.50%		7/25/2055	1,900,000	1,853,395

See Notes to Financial Statements.	41

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Shackleton CLO Ltd. Series 2019-14A Class A1RR†	4.929% (3 mo. USD Term SOFR + 1.20%	)#	7/20/2034	$2,800,000	$2,801,714
Sierra Timeshare Receivables Funding LLC Series 2024-3A Class D†	6.93%		8/20/2041	1,260,492	1,257,348
Signal Peak CLO 5 Ltd. Series 2018-5A Class A1R2†	5.04% (3 mo. USD Term SOFR + 1.23%	)#	4/25/2037	3,380,000	3,386,878
Signal Peak CLO 7 Ltd. Series 2019-1A Class CR†	5.879% (3 mo. USD Term SOFR + 2.15%	)#	10/20/2037	6,470,000	6,482,629
Silver Point CLO 10 Ltd. Series 2025-10A Class A1†	5.203% (3 mo. USD Term SOFR + 1.45%	)#	7/15/2038	5,135,000	5,146,138
Silver Point CLO 10 Ltd. Series 2025-10A Class B†	5.553% (3 mo. USD Term SOFR + 1.80%	)#	7/15/2038	4,500,000	4,503,658
Silver Point CLO 18 Ltd. Series 2026-18A Class D1†(c)	–	(d)	7/15/2039	4,090,000	4,094,233
Silver Point CLO 6 Ltd. Series 2024-6A Class E†	10.053% (3 mo. USD Term SOFR + 6.30%	)#	10/15/2037	3,550,000	3,188,752
Silver Point CLO 9 Ltd. Series 2025-9A Class A1†	5.273% (3 mo. USD Term SOFR + 1.52%	)#	3/31/2038	11,500,000	11,532,361
Sixth Street CLO XV Ltd. Series 2020-15A Class AR†	5.145% (3 mo. USD Term SOFR + 1.37%	)#	10/24/2037	1,500,000	1,502,024
Sixth Street CLO XXI Ltd. Series 2022-21A Class AR†	5.104% (3 mo. USD Term SOFR + 1.37%	)#	10/21/2037	1,500,000	1,502,918
Sixth Street CLO XXV Ltd. Series 2024-25AR Class AR†	4.975% (3 mo. USD Term SOFR + 1.20%	)#	7/24/2037	24,000,000	24,011,952
Sona U.S. CLO 1 Ltd. Series 2026-1A Class B†	5.486% (3 mo. USD Term SOFR + 1.75%	)#	4/25/2039	6,740,000	6,756,560
Sona U.S. CLO 1 Ltd. Series 2026-1A Class C†	5.836% (3 mo. USD Term SOFR + 2.10%	)#	4/25/2039	740,000	742,542
Sona U.S. CLO 1 Ltd. Series 2026-1A Class D1†	7.086% (3 mo. USD Term SOFR + 3.35%	)#	4/25/2039	1,200,000	1,212,140

42	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Sona U.S. CLO 1 Ltd. Series 2026-1A Class E†	10.486% (3 mo. USD Term SOFR + 6.75%	)#	4/25/2039	$1,500,000	$1,537,947
Sotheby’s Artfi Master Trust Series 2026-1A Class A2†	4.927% (3 mo. USD Term SOFR + 1.25%	)#	6/20/2033	22,775,000	22,854,134
Sound Point CLO XXXI Ltd. Series 2021-3AR Class BR†	5.46% (3 mo. USD Term SOFR + 1.65%	)#	10/25/2034	6,500,000	6,505,141
Stanwix Park CLO Ltd. Series 2026-1A Class A2†(c)	–	(d)	10/24/2039	3,750,000	3,750,956
Steele Creek CLO Ltd. Series 2022-1A Class C2R†	6.753% (3 mo. USD Term SOFR + 3.00%	)#	4/15/2038	11,000,000	11,079,750
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	3,821,435	3,793,187
Stream Innovations Issuer Trust Series 2025-1A Class A†	5.05%		9/15/2045	4,050,063	4,016,809
Stream Innovations Issuer Trust Series 2026-1A Class A†	4.78%		8/15/2046	5,204,438	5,109,416
Sunbit Asset Securitization Trust Series 2025-1 Class A†	5.36%		7/15/2030	13,900,000	13,898,529
Sycamore Tree CLO Ltd. Series 2021-1A Class AR†	5.119% (3 mo. USD Term SOFR + 1.39%	)#	1/20/2038	5,550,000	5,560,068
Sycamore Tree CLO Ltd. Series 2023-3A Class BR2†	5.379% (3 mo. USD Term SOFR + 1.65%	)#	4/20/2037	20,500,000	20,517,650
Sycamore Tree CLO Ltd. Series 2023-3AR Class A1R2†	4.989% (3 mo. USD Term SOFR + 1.26%	)#	4/20/2037	5,750,000	5,754,629
Sycamore Tree CLO Ltd. Series 2025-7A Class E†	9.229% (3 mo. USD Term SOFR + 5.50%	)#	8/28/2038	2,500,000	2,474,530
Symetra CLO Ltd. Series 2025-1A Class A1†	5.019% (3 mo. USD Term SOFR + 1.29%	)#	4/20/2038	8,765,000	8,788,797
Texas Debt Capital CLO Ltd. Series 2024-2A Class B†	5.475% (3 mo. USD Term SOFR + 1.70%	)#	1/24/2037	500,000	501,545

See Notes to Financial Statements.	43

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Thayer Park CLO Ltd. Series 2017-1A Class A1RR†	4.729% (3 mo. USD Term SOFR + 1.00%	)#	4/20/2034	$9,548,785	$9,553,961
Tikehau U.S. CLO III Ltd. Series 2022-2A Class C1R†	6.929% (3 mo. USD Term SOFR + 3.20%	)#	1/20/2036	5,450,000	5,454,682
Tikehau U.S. CLO IV Ltd. Series 2023-1A Class C1R†	6.053% (3 mo. USD Term SOFR + 2.30%	)#	3/15/2038	7,750,000	7,792,788
Tikehau U.S. CLO VII Ltd. Series 2025-1A Class C†	5.81% (3 mo. USD Term SOFR + 2.00%	)#	2/25/2038	4,750,000	4,762,630
Tikehau U.S. CLO VIII Ltd. Series 2026-1A Class A1†	4.936% (3 mo. USD Term SOFR + 1.26%	)#	4/23/2039	12,600,000	12,600,000
Tikehau U.S. CLO VIII Ltd. Series 2026-1A Class C1†	6.126% (3 mo. USD Term SOFR + 2.45%	)#	4/23/2039	270,000	271,803
TPG CLO Ltd. Series 2025-1A Class D1†	7.103% (3 mo. USD Term SOFR + 3.35%	)#	7/15/2038	5,550,000	5,579,876
TPG CLO Ltd. Series 2026-3A Class E†	10.48% (3 mo. USD Term SOFR + 6.76%	)#	4/21/2039	1,000,000	1,002,595
TPG CLO Ltd. Series 2026-4A Class A2†(c)	–	(d)	3/31/2039	7,500,000	7,501,912
Trestles CLO V Ltd. Series 2021-5AR Class CR2†	5.415% (3 mo. USD Term SOFR + 1.75%	)#	7/20/2039	2,610,000	2,612,787
Trinitas CLO XIV Ltd. Series 2020-14A Class CR2†	5.91% (3 mo. USD Term SOFR + 2.10%	)#	1/25/2034	1,700,000	1,701,341
Trinitas CLO XVI Ltd. Series 2021-16A Class B1R†	5.429% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2034	4,500,000	4,508,532
Trinitas CLO XXIX Ltd. Series 2024-29A Class A1†	5.242% (3 mo. USD Term SOFR + 1.49%	)#	7/23/2037	3,240,000	3,244,536
Trinitas CLO XXIX Ltd. Series 2024-29A Class C†	6.102% (3 mo. USD Term SOFR + 2.35%	)#	7/23/2037	4,530,000	4,530,226
Trinitas CLO XXVI Ltd. Series 2023-26A Class C1R†	6.129% (3 mo. USD Term SOFR + 2.40%	)#	7/20/2038	12,750,000	12,792,470

44	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Trinitas CLO XXVI Ltd. Series 2023-26A Class DR†	7.429% (3 mo. USD Term SOFR + 3.70%	)#	7/20/2038	$1,750,000	$1,753,943
Trinitas CLO XXVI Ltd. Series 2023-26A Class ER†	10.479% (3 mo. USD Term SOFR + 6.75%	)#	7/20/2038	2,500,000	2,521,608
Trinitas CLO XXXIV Ltd. Series 2025-34A Class D1†	7.733% (3 mo. USD Term SOFR + 4.00%	)#	4/22/2038	250,000	251,495
Trinitas CLO XXXVI Ltd. Series 2026-36A Class A2†(c)	–	(d)	8/12/2039	3,500,000	3,501,733
Trysail CLO Ltd. Series 2021-1A Class C1R†	5.929% (3 mo. USD Term SOFR + 2.20%	)#	10/20/2036	1,500,000	1,503,281
Trysail CLO Ltd. Series 2021-1A Class D1R†	7.129% (3 mo. USD Term SOFR + 3.40%	)#	10/20/2036	7,000,000	7,021,224
Trysail CLO Ltd. Series 2021-1A Class ER†	10.529% (3 mo. USD Term SOFR + 6.80%	)#	10/20/2036	3,000,000	3,009,921
Verdant Receivables LLC Series 2025-1A Class D†	6.49%		5/12/2033	2,750,000	2,804,427
VFI ABS LLC Series 2025-1A Class A†	4.78%		6/24/2030	5,177,107	5,181,747
Vibrant CLO XII Ltd. Series 2021-12A Class A1A2†	4.879% (3 mo. USD Term SOFR + 1.15%	)#	4/20/2034	965,545	966,019
Vibrant CLO XR Ltd. Series 2018-10RA Class A2AR†	5.149% (3 mo. USD Term SOFR + 1.42%	)#	4/20/2036	1,000,000	1,000,470
Vibrant CLO XR Ltd. Series 2018-10RA Class A2BR†	5.379% (3 mo. USD Term SOFR + 1.65%	)#	4/20/2036	1,700,000	1,701,697
Vibrant CLO XR Ltd. Series 2018-10RAR Class A1R†	4.969% (3 mo. USD Term SOFR + 1.24%	)#	4/20/2036	8,190,000	8,196,806
Voya CLO Ltd. Series 2024-1AR Class ER†	9.013% (3 mo. USD Term SOFR + 5.25%	)#	7/15/2039	2,750,000	2,725,643
Voya CLO Ltd. Series 2024-5A Class C†	5.753% (3 mo. USD Term SOFR + 2.00%	)#	10/15/2037	1,050,000	1,051,765

See Notes to Financial Statements.	45

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Warwick Capital CLO 5 Ltd. Series 2024-5A Class A1†	5.089% (3 mo. USD Term SOFR + 1.36%	)#	1/20/2038	$3,000,000	$3,006,420
Warwick Capital CLO 7 Ltd. Series 2025-7A Class SUB†	Zero coupon	#(b)	10/21/2038	2,000,000	1,515,058
Wellfleet CLO Ltd. Series 2021-2A Class CR†	5.953% (3 mo. USD Term SOFR + 2.20%	)#	7/15/2034	13,900,000	13,916,972
Whitebox CLO I Ltd. Series 2019-1A Class A1R3†	4.955% (3 mo. USD Term SOFR + 1.18%	)#	1/24/2037	10,565,000	10,562,591
Whitebox CLO III Ltd. Series 2021-3A Class A1R†	5.023% (3 mo. USD Term SOFR + 1.27%	)#	10/15/2035	4,595,000	4,602,058
Wind River CLO Ltd. Series 2021-4A Class AR†	4.964% (3 mo. USD Term SOFR + 1.23%	)#	1/20/2035	19,050,000	19,047,790
Wind River CLO Ltd. Series 2022-1AR Class ARR†	4.879% (3 mo. USD Term SOFR + 1.15%	)#	7/20/2035	8,670,000	8,677,612
Wind River CLO Ltd. Series 2023-1A Class D1R†	7.21% (3 mo. USD Term SOFR + 3.40%	)#	7/25/2038	1,700,000	1,709,714
Wise CLO Ltd. Series 2025-2A Class C†	6.029% (3 mo. USD Term SOFR + 2.30%	)#	4/20/2038	7,000,000	7,027,671
Zais CLO 17 Ltd. Series 2021-17A Class A1R†	5.279% (3 mo. USD Term SOFR + 1.55%	)#	10/20/2037	3,900,000	3,904,953
Zais CLO 18 Ltd. Series 2022-18A Class A1R†	5.13% (3 mo. USD Term SOFR + 1.32%	)#	10/25/2037	4,750,000	4,751,677
Zaxbys Funding LLC Series 2021-1A Class A2†	3.238%		7/30/2051	6,340,300	6,047,494
Total					2,833,181,856

Student Loan 0.05%
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1 Class B†	5.216% (30 day USD SOFR Average + 1.60%	)#	6/25/2047	2,593,897	2,607,231
Total Asset-Backed Securities (cost $3,286,627,042)					3,282,586,861

46	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
CORPORATE BONDS 7.80%

Auto Manufacturers 0.55%
Ford Motor Credit Co. LLC	5.681% (SOFR + 2.03%	)#	3/20/2028	$3,000,000	$3,041,980
General Motors Financial Co., Inc.	4.946% (SOFR + 1.29%	)#	1/7/2030	10,000,000	10,100,718
Hyundai Capital America†	5.004% (SOFR + 1.35%	)#	3/27/2030	9,000,000	9,117,626
Nissan Motor Acceptance Co. LLC†	5.701% (SOFR + 2.05%	)#	9/13/2027	5,416,000	5,396,594
Total					27,656,918

Banks 3.79%
ABN AMRO Bank NV (Netherlands)†(e)	5.431% (SOFR + 1.78%	)#	9/18/2027	700,000	701,212
ANZ New Zealand International Ltd. (United Kingdom)†(e)	4.415% (SOFR + 0.75%	)#	1/22/2031	6,667,000	6,686,649
Australia & New Zealand Banking Group Ltd. (Australia)†(e)	4.238% (SOFR + 0.59%	)#	12/8/2028	2,493,000	2,501,183
Bank of Montreal (Canada)(e)	4.53% (SOFR + 0.88%	)#	9/10/2027	1,000,000	1,000,529
Bank of Nova Scotia (Canada)(e)	4.747% (SOFR + 1.08%	)#	8/1/2029	1,570,000	1,586,313
BPCE SA (France)†(e)	5.642% (SOFR + 1.98%	)#	10/19/2027	250,000	250,751
Canadian Imperial Bank of Commerce (Canada)(e)	4.58% (SOFR + 0.93%	)#	9/11/2027	938,000	938,624
Citibank NA(f)	4.765% (SOFR + 1.12%	)#	5/29/2030	6,481,000	6,568,397
Citigroup, Inc.	4.448% (3 mo. USD Term SOFR + 0.81%	)#	8/25/2036	10,696,000	9,894,724
Citigroup, Inc.	4.822% (SOFR + 1.17%	)#	9/11/2031	9,250,000	9,325,462
Deutsche Bank AG	4.927% (SOFR + 1.30%	)#	8/4/2031	4,703,000	4,716,603
Goldman Sachs Group, Inc.	4.747% (SOFR + 1.08%	)#	1/28/2031	20,859,000	20,946,652
Goldman Sachs Group, Inc.	4.955% (SOFR + 1.29%	)#	4/23/2028	3,877,000	3,898,304
Goldman Sachs Group, Inc.	5.501% (SOFR + 1.85%	)#	3/15/2028	1,633,000	1,645,709
HSBC Holdings PLC (United Kingdom)(e)	4.677% (SOFR + 1.03%	)#	3/3/2029	5,000,000	5,026,672

See Notes to Financial Statements.	47

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Huntington National Bank	4.376% (SOFR + 0.72%	)#	4/12/2028	$3,777,000	$3,778,436
JPMorgan Chase & Co.	4.466% (SOFR + 0.80%	)#	1/24/2029	5,000,000	5,018,314
JPMorgan Chase & Co.	4.595% (SOFR + 0.93%	)#	7/22/2028	1,967,000	1,977,258
Lloyds Banking Group PLC (United Kingdom)(e)	4.697% (SOFR + 1.06%	)#	11/26/2028	5,000,000	5,027,170
Lloyds Banking Group PLC (United Kingdom)(e)	4.726% (SOFR + 1.10%	)#	11/4/2031	17,660,000	17,793,815
Morgan Stanley	4.584% (SOFR + 0.92%	)#	10/18/2029	10,000,000	10,029,752
Morgan Stanley	4.626% (SOFR + 0.97%	)#	4/10/2030	5,000,000	5,018,867
Morgan Stanley	5.041% (SOFR + 1.38%	)#	4/12/2029	6,000,000	6,057,437
Morgan Stanley Bank NA	4.512% (SOFR + 0.87%	)#	5/26/2028	800,000	801,234
Morgan Stanley Bank NA	4.608% (SOFR + 0.98%	)#	5/10/2030	7,185,000	7,225,986
NatWest Group PLC (United Kingdom)(e)	4.93% (SOFR + 1.30%	)#	11/15/2028	200,000	201,503
NatWest Markets PLC (United Kingdom)†(e)	4.601% (SOFR + 0.95%	)#	3/21/2028	3,959,000	3,985,210
NatWest Markets PLC (United Kingdom)†(e)	4.771% (SOFR + 1.14%	)#	5/17/2029	5,528,000	5,574,900
Societe Generale SA (France)†(e)	4.734% (SOFR + 1.10%	)#	2/19/2027	710,000	713,067
Standard Chartered PLC (United Kingdom)†(e)	4.576% (SOFR + 0.92%	)#	1/13/2030	10,000,000	10,020,156
Sumitomo Mitsui Financial Group, Inc. (Japan)(e)	4.705% (SOFR + 1.05%	)#	7/7/2032	10,000,000	10,005,297
Swedbank AB (Sweden)†(e)	4.666% (SOFR + 1.03%	)#	11/20/2029	1,824,000	1,846,333
Toronto-Dominion Bank (Canada)(e)	4.487% (SOFR + 0.82%	)#	1/31/2028	2,413,000	2,425,695
Toronto-Dominion Bank (Canada)(e)	4.682% (SOFR + 1.03%	)#	12/17/2029	4,000,000	4,037,334
U.S. Bank NA	4.541% (SOFR + 0.91%	)#	5/15/2028	7,007,000	7,028,499
Wells Fargo & Co.	5.035% (SOFR + 1.37%	)#	4/23/2029	5,000,000	5,060,847
Total					189,314,894

48	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services 0.78%
American Express Co.(f)	4.687% (SOFR + 1.02%	)#	1/30/2031	$6,000,000	$6,064,611
American Express Co.	4.926% (SOFR + 1.26%	)#	4/25/2029	6,000,000	6,069,614
Bread Financial Holdings, Inc.†	6.75%		5/15/2031	8,823,000	9,005,654
ILFC E-Capital Trust I†	6.48%	#	12/21/2065	9,201,000	7,801,532
Nomura Holdings, Inc. (Japan)(e)	4.603% (SOFR + 0.95%	)#	6/29/2029	10,000,000	10,010,592
Total					38,952,003

Health Care-Services 0.02%
HCA, Inc.	4.517% (SOFR + 0.87%	)#	3/1/2028	1,134,000	1,137,699

Insurance 0.23%
Corebridge Global Funding†	4.406% (SOFR + 0.75%	)#	1/7/2028	2,071,000	2,069,434
F&G Global Funding†	4.973% (SOFR + 1.33%	)#	9/8/2028	7,355,000	7,386,180
Jackson National Life Global Funding†	4.628% (SOFR + 0.97%	)#	1/14/2028	2,161,000	2,168,144
Total					11,623,758

Internet 0.14%
Alphabet, Inc.	4.80%		2/15/2036	3,527,000	3,385,527
Amazon.com, Inc.	4.875%		3/13/2036	3,527,000	3,377,061
Total					6,762,588

Media 0.15%
Space Exploration Technologies Corp.†	5.65%		7/15/2033	7,575,000	7,260,941

Mining 0.11%
Glencore Funding LLC†	4.405% (SOFR + 0.75%	)#	10/1/2026	2,064,000	2,065,347
Glencore Funding LLC†	4.715% (SOFR + 1.06%	)#	4/4/2027	1,737,000	1,744,229
Rio Tinto Finance USA PLC (United Kingdom)(e)	4.491% (SOFR + 0.84%	)#	3/14/2028	1,844,000	1,856,050
Total					5,665,626

Oil & Gas 0.23%
Chevron USA, Inc.	4.481% (SOFR + 0.82%	)#	10/15/2030	11,156,000	11,249,270

See Notes to Financial Statements.	49

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pipelines 0.15%
Energy Transfer LP	7.09% (3 mo. USD Term SOFR + 3.28%	)#	11/1/2066		$1,323,000	$1,317,342
Plains All American Pipeline LP	8.023% (3 mo. USD Term SOFR + 4.37%	)#	–	(g)	6,086,000	6,086,275
Total						7,403,617

REITS 0.12%
Brixmor Operating Partnership LP	5.375%		6/15/2036		6,033,000	5,886,337

Semiconductors 0.31%
Broadcom, Inc.	4.80%		2/15/2036		3,527,000	3,262,165
Intel Corp.	5.00%		8/15/2033		5,200,000	5,056,794
NVIDIA Corp.	4.95%		6/15/2036		7,601,000	7,275,929
Total						15,594,888

Software 0.34%
Microsoft Corp.(f)	3.45%		8/8/2036		3,624,000	3,137,299
Oracle Corp.	4.427% (SOFR + 0.76%	)#	8/3/2028		5,177,000	5,114,608
Oracle Corp.	4.737% (SOFR + 1.11%	)#	2/4/2029		8,642,000	8,569,004
Total						16,820,911

Telecommunications 0.88%
Flash Compute LLC†	7.25%		12/31/2030		7,329,000	7,410,150
NTT Finance Corp. (Japan)†(e)	4.48% (SOFR + 0.83%	)#	6/20/2029		7,670,000	7,671,800
NTT Finance Corp. (Japan)†(e)	4.966% (SOFR + 1.31%	)#	7/16/2030		6,000,000	6,113,221
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC†	5.70%		4/15/2036		9,579,000	8,765,474
SV RNO Property Owner 1 LLC†	5.875%		3/1/2031		7,500,000	6,973,993
WULF Compute LLC†	7.75%		10/15/2030		7,000,000	7,279,034
Total						44,213,672
Total Corporate Bonds (cost $388,594,525)						389,543,122

FLOATING RATE LOANS(h) 9.09%

Aerospace & Defense 0.13%
TransDigm, Inc. 2025 Term Loan K	5.981% (1 mo. USD Term SOFR + 2.25%	)	3/22/2030		6,634,838	6,643,363

50	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Airlines 0.50%
American Airlines, Inc. 2026 1st Lien Term Loan B	6.666% (3 mo. USD Term SOFR + 3.00%	)	5/29/2033	$8,925,000	$8,875,734
OneSky Flight LLC 2026 Term Loan B	6.42% (1 mo. USD Term SOFR + 2.75%	)	2/17/2033	11,160,000	11,180,981
VistaJet Malta Finance PLC 2025 Term Loan B	7.475% (3 mo. USD Term SOFR + 3.75%	)	4/1/2031	5,080,145	5,096,554
Total					25,153,269

Apparel 0.10%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B	–	(d)	12/21/2028	5,000,000	5,013,725

Auto Parts & Equipment 0.15%
Clarios Global LP 2024 USD Term Loan B (Canada)(e)	6.231% (1 mo. USD Term SOFR + 2.50%	)	5/6/2030	2,855,635	2,865,629
Stonepeak Motion Finco LLC USD Term Loan B	–	(d)	6/24/2033	4,733,000	4,741,638
Total					7,607,267

Beverages 0.11%
Celsius Holdings, Inc. 2026 Term Loan B	5.753% (3 mo. USD Term SOFR + 2.00%	)	4/1/2032	2,458,673	2,460,726
Primo Brands Corp. 2026 Term Loan B	6.482% (3 mo. USD Term SOFR + 2.75%	)	3/31/2031	2,975,543	2,991,149
Total					5,451,875

Biotechnology 0.14%
Grifols Worldwide Operations USA, Inc. 2026 USD Term Loan B	6.187% (6 mo. USD Term SOFR + 2.50%	)	4/14/2033	6,775,336	6,796,881

Chemicals 0.29%
Nouryon Finance BV 2026 USD Term Loan B (Netherlands)(e)	7.23% (3 mo. USD Term SOFR + 3.50%	)	7/8/2031	4,255,000	4,261,000
SCIH Salt Holdings, Inc. 2025 Repriced Term Loan B	6.35% (6 mo. USD Term SOFR + 2.75%	)	1/31/2029	6,066,105	6,035,774

See Notes to Financial Statements.	51

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Chemicals (continued)
Solstice Advanced Materials, Inc. Term Loan B	5.573% (3 mo. USD Term SOFR + 1.75%	)	10/29/2032	$3,990,000	$3,998,319
Total					14,295,093

Commercial Services 0.69%
Albion Financing 3 SARL 2025 USD Term Loan (Luxembourg)(e)	6.632% (3 mo. USD Term SOFR + 3.00%	)	5/21/2031	8,782,127	8,834,820
Carrix, Inc. 2026 Delayed Draw Term Loan(i)	–	(d)	7/27/2033	1,183,333	1,181,854
Carrix, Inc. 2026 Term Loan B	–	(d)	7/27/2033	5,916,666	5,909,271
Garda World Security Corp. 2026 Term Loan B (Canada)(e)	6.513% (3 mo. USD Term SOFR + 2.75%	)	2/1/2029	11,608,128	11,622,638
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	6.669% (6 mo. USD Term SOFR + 3.00%	)	5/4/2028	6,987,374	6,983,635
Total					34,532,218

Computers 0.07%
Surf Holdings LLC 2025 Incremental Term Loan	7.345% (1 mo. USD Term SOFR + 3.50%	)	3/5/2027	3,583,683	3,401,310

Consumer Cyclicals 0.39%
Lowes Cos., Inc. Delayed Draw Term Loan	4.648% (3 mo. USD Term SOFR + 1.00%	)	9/15/2028	19,611,000	19,524,555

Diversified Financial Services 0.61%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.42% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	7,586,470	7,604,867
Citadel Securities LP 2026 Term Loan B	5.661% (3 mo. USD Term SOFR + 2.00%	)	6/10/2033	277,399	277,391
DRW Holdings LLC 2024 Term Loan B	7.231% (1 mo. USD Term SOFR + 3.50%	)	6/26/2031	5,861,628	5,652,456

52	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Hudson River Trading LLC 2026 Repriced Term Loan B	6.167% (1 mo. USD Term SOFR + 2.50%	)	3/18/2030	$12,784,242	$12,776,571
Jump Financial LLC 2025 1st Lien Term Loan B	–	(d)	2/26/2032	4,000,000	4,010,000
Total					30,321,285

Electric 1.10%
Astoria Energy LLC 2025 Term Loan B	5.981% - 5.98% (1 mo. USD Term SOFR + 2.25% (3 mo. USD Term SOFR + 2.25%	) )	6/23/2032	3,765,361	3,775,038
CPV Three Rivers LLC Term Loan B	6.482% (3 mo. USD Term SOFR + 2.75%	)	4/15/2033	5,399,788	5,414,421
Indeck Niles LLC Term Loan B	6.482% (3 mo. USD Term SOFR + 2.75%	)	3/9/2033	6,207,630	6,219,269
NRG Energy, Inc. 2024 Term Loan	5.49% (1 mo. USD Term SOFR + 1.75%	)	4/16/2031	19,476,899	19,487,904
Pathfinder Power LLC Term Loan B	–	(d)	6/22/2033	7,214,000	7,208,373
Solebury Borrower I LLC Term Loan B	–	(d)	8/4/2033	8,000,000	7,980,000
Talen Energy Supply LLC 2023 Term Loan B	5.479% (3 mo. USD Term SOFR + 1.75%	)	11/25/2032	5,000,000	4,973,950
Total					55,058,955

Electronics 0.18%
Amphenol Corp. 3 Year Delayed Draw Term Loan	4.55% (1 mo. USD Term SOFR + 0.88%	)	8/22/2028	6,779,000	6,740,868
Honeywell International, Inc. Term Loan A1	4.606% (1 mo. USD Term SOFR + 0.88%	)	5/7/2027	2,062,500	2,062,500
Total					8,803,368

Energy: Alternate Sources 0.09%
Jackson Generation LLC Term Loan B	6.253% (3 mo. USD Term SOFR + 2.50%	)	7/8/2033	4,644,444	4,647,347

See Notes to Financial Statements.	53

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Engineering & Construction 0.12%
Radar Bidco SARL 2026 USD Repriced Term Loan (Luxembourg)(e)	6.502% (3 mo. USD Term SOFR + 2.75%	)	4/4/2031		$5,985,000	$5,999,963

Entertainment 0.00%
GVC Holdings Gibraltar Ltd. 2024 EUR Term Loan B4	5.791% (3 mo. EURIBOR + 3.50%	)	6/30/2028	EUR	44,146	51,534

Environmental Control 0.12%
GFL Environmental, Inc. 2025 Term Loan B (Canada)(e)	6.156% (3 mo. USD Term SOFR + 2.50%	)	3/3/2032		$5,804,367	5,820,097

Food 0.05%
Chobani LLC 2025 Term Loan B	5.981% (1 mo. USD Term SOFR + 2.25%	)	10/28/2032		2,471,789	2,484,148

Health Care Products 0.15%
Augusta SpinCo Corp. Tranche 2 Term Loan	–	(d)	1/7/2028		2,777,000	2,777,000
Mckesson Medical-Surgical Top Holdings, Inc. Term Loan B	5.982% (3 mo. USD Term SOFR + 2.25%	)	6/9/2032		4,875,000	4,885,676
Total						7,662,676

Household Equipment/Products 0.22%
GC Ferry Acquisition I, Inc. Delayed Draw Term Loan(i)	–	(d)	8/16/2032		1,573,259	1,575,674
First Eagle Holdings Term Loan	7.232% (3 mo. USD Term SOFR + 3.50%	)	8/16/2032		9,168,731	9,182,805
Total						10,758,479

Household Products 0.09%
Reynolds Consumer Products LLC 2025 Term Loan B	5.481% (1 mo. USD Term SOFR + 1.75%	)	3/4/2032		4,448,541	4,470,806
Insurance 0.26%
Alliant Holdings Intermediate LLC 2025 Term Loan B	6.231% (1 mo. USD Term SOFR + 2.50%	)	9/19/2031		5,129,048	5,114,609

54	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Asurion LLC 2025 Term Loan B13	8.073% (3 mo. USD Term SOFR + 4.25%	)	9/19/2030	$4,726,131	$4,619,793
Asurion LLC 2026 Term Loan B14	7.573% (3 mo. USD Term SOFR + 3.75%	)	2/23/2033	3,478,461	3,267,580
Total					13,001,982

Internet 0.34%
Arches Buyer, Inc. 2021 Term Loan B	7.081% (1 mo. USD Term SOFR + 3.25%	)	8/4/2031	8,906,438	8,912,005
Delivery Hero SE 2026 Term Loan B (Germany)(e)	–	(d)	6/30/2032	8,000,000	8,155,000
Total					17,067,005

Leisure Time 0.16%
Peloton Interactive, Inc. 2024 Term Loan B	9.231% (1 mo. USD Term SOFR + 5.50%	)	5/30/2029	8,165,119	8,205,945

Lodging 0.16%
Fertitta Entertainment LLC 2022 Term Loan B	6.981% (1 mo. USD Term SOFR + 3.25%	)	1/27/2029	7,984,375	7,996,072

Machinery: Diversified 0.18%
TK Elevator Midco GmbH 2026 USD Term Loan B (Germany)(e)	6.704% (6 mo. USD Term SOFR + 2.75%	)	4/30/2030	8,821,890	8,869,440

Media 0.57%
Charter Communications Operating LLC 2023 Term Loan B4	5.725% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	6,522,380	6,314,479
Charter Communications Operating LLC 2024 Term Loan B5	5.975% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031	15,721,704	15,160,597
Discovery Global Holdings, Inc. 2026 USD Term Loan B	6.231% (1 mo. USD Term SOFR + 2.50%	)	6/3/2033	7,159,615	7,173,791
Total					28,648,867

See Notes to Financial Statements.	55

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Metal Fabricate/Hardware 0.12%
Worthington Steel, Inc. Term Loan B	7.731% (1 mo. USD Term SOFR + 4.00%	)	6/1/2033	$5,917,000	$5,947,325
Miscellaneous Manufacture 0.16%
ITT, Inc. Delayed Draw Term Loan	4.856% (1 mo. USD Term SOFR + 1.13%	)	2/18/2028	8,000,000	7,980,000

Oil & Gas 0.11%
Hilcorp Energy I LP Term Loan B	5.417% (1 mo. USD Term SOFR + 1.75%	)	2/11/2030	5,639,420	5,646,469

Pharmaceuticals 0.22%
Organon & Co. 2024 USD Term Loan	5.981% (1 mo. USD Term SOFR + 2.25%	)	5/19/2031	10,792,305	10,800,723

Pipelines 0.12%
Gray Oak Pipeline LLC Delayed Draw Term Loan	5.103% (3 mo. USD Term SOFR + 1.25%	)	10/14/2026	3,500,000	3,494,932
Traverse Midstream Partners LLC 2026 Term Loan B	6.043% (3 mo. USD Term SOFR + 2.25%	)	7/14/2033	2,350,000	2,352,056
Total					5,846,988

Real Estate 0.13%
Cushman & Wakefield U.S. Borrower LLC 2026 Term Loan B	5.981% (1 mo. USD Term SOFR + 2.25%	)	6/13/2033	6,500,000	6,510,822

Real Estate Investment Trusts 0.32%
Blackstone Mortgage Trust, Inc. 2026 Repriced Term Loan	6.231% (1 mo. USD Term SOFR + 2.50%	)	12/10/2030	5,377,773	5,376,106
CyrusOne Holdco LLC Term Loan B	7.738% (3 mo. USD Term SOFR + 4.00%	)	7/8/2033	4,988,000	4,844,595
Host Hotels & Resorts LP 2023 Term Loan A2	4.631% (1 mo. USD Term SOFR + 0.90%	)	1/4/2028	917,000	911,269

56	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Real Estate Investment Trusts (continued)
Invitation Homes Operating Partnership LP 2024 Term Loan	4.52% (1 mo. USD Term SOFR + 0.85%	)	9/11/2028	$4,632,000	$4,594,388	(j)
Total					15,726,358

Regional 0.34%
Seminole Tribe of Florida 2026 Term Loan A	–	(d)	5/8/2031	17,000,000	17,000,000

Retail 0.06%
Murphy USA, Inc. Term Loan B	5.397% (1 mo. USD Term SOFR + 1.75%	)	4/7/2032	3,180,963	3,206,808

Software 0.39%
Athenahealth Group, Inc. 2026 Term Loan B	6.981% (1 mo. USD Term SOFR + 3.25%	)	2/16/2032	5,667,000	5,635,718
BCPE Pequod Buyer, Inc. USD Term Loan B	6.481% (1 mo. USD Term SOFR + 2.75%	)	11/25/2031	5,087,250	4,997,155
Coreweave Financing DDTL V LLC Delayed Draw Term Loan(i)	8.12% - 8.23% (1 mo. USD Term SOFR + 4.50% (3 mo. USD Term SOFR + 4.50%	) )	11/17/2031	8,227,000	8,232,142
VCI Asset Holdings 3 LLC Fixed Term Loan	6.875%		4/24/2031	846,450	837,985	(j)
Total					19,703,000

Transportation 0.15%
Rand Parent LLC 2025 Term Loan B	6.732% (3 mo. USD Term SOFR + 3.00%	)	3/18/2030	5,232,812	5,248,432
Rand Parent LLC 2026 Fungible Add On Term Loan B	–	(d)	3/18/2030	2,000,000	2,005,970
Total					7,254,402
Total Floating Rate Loans (cost $455,080,108)					453,910,420

FOREIGN GOVERNMENT OBLIGATIONS(e) 1.00%

Japan 0.40%
Japan Bank for International Cooperation	2.875%		6/1/2027	20,000,000	19,788,305

South Korea 0.00%
Korea National Oil Corp.†	4.554% (SOFR + 0.90%	)#	9/30/2027	302,000	303,555

See Notes to Financial Statements.	57

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Sweden 0.60%
Svensk Exportkredit AB	4.626% (SOFR + 1.00%	)#	8/3/2026	$29,828,000	$29,828,000
Total Foreign Government Obligations (cost $50,005,153)					49,919,860

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 5.96%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class B2†	12.116% (30 day USD SOFR Average + 8.50%	)#	2/25/2042	1,720,000	1,788,790
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M2†	7.366% (30 day USD SOFR Average + 3.75%	)#	2/25/2042	9,565,000	9,711,148
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	7.966% (30 day USD SOFR Average + 4.35%	)#	4/25/2042	9,500,000	9,732,224
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M2†	8.866% (30 day USD SOFR Average + 5.25%	)#	5/25/2042	2,150,000	2,223,688
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA5 Class M2†	10.366% (30 day USD SOFR Average + 6.75%	)#	6/25/2042	9,785,000	10,288,836
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA6 Class M2†	9.366% (30 day USD SOFR Average + 5.75%	)#	9/25/2042	12,000,000	12,651,792
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA7 Class M2†	10.616% (30 day USD SOFR Average + 7.00%	)#	3/25/2052	11,000,000	11,754,578
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class B2†	14.616% (30 day USD SOFR Average + 11.00%	)#	3/25/2042	3,200,000	3,391,821
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	8.866% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	30,054,000	30,844,243
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M2†	8.966% (30 day USD SOFR Average + 5.35%	)#	8/25/2042	25,885,000	27,030,287

58	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	5.466% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	$3,107,088	$3,123,036
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1A†	5.616% (30 day USD SOFR Average + 2.00%	)#	5/25/2043	2,075,053	2,085,078
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA3 Class M1†	5.466% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	7,577,158	7,613,854
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	4.966% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	6,895,880	6,926,675
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	4.866% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	13,956,646	14,020,330
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	4.816% (30 day USD SOFR Average + 1.20%	)#	5/25/2044	1,272,471	1,272,912
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	4.666% (30 day USD SOFR Average + 1.05%	)#	10/25/2044	5,940,000	5,949,498
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	4.866% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	14,561,373	14,612,618
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	4.866% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	3,235,636	3,238,065
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	4.866% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	14,010,833	14,064,425
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	4.566% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	4,404,610	4,409,180

See Notes to Financial Statements.	59

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA2 Class A1†	4.716% (30 day USD SOFR Average + 1.10%	)#	5/25/2045	$1,788,800	$1,794,103
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA4 Class A1†	4.516% (30 day USD SOFR Average + 0.90%	)#	10/25/2045	6,591,875	6,595,118
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-HQA1 Class A1†	4.566% (30 day USD SOFR Average + 0.95%	)#	2/25/2045	628,556	629,221
Federal National Mortgage Association Connecticut Avenue Securities Trust Class 1B2†	11.866% (30 day USD SOFR Average + 8.25%	)#	5/25/2043	3,350,000	3,735,081
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05 Class 2A1†	4.616% (30 day USD SOFR Average + 1.00%	)#	7/25/2044	720,603	721,550
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1B1†	6.716% (30 day USD SOFR Average + 3.10%	)#	10/25/2041	9,575,000	9,620,799
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2B2†	11.266% (30 day USD SOFR Average + 7.65%	)#	1/25/2042	3,117,000	3,209,249
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1B2†	14.216% (30 day USD SOFR Average + 10.60%	)#	5/25/2042	5,027,000	5,397,417
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R07 Class 1B2†	15.616% (30 day USD SOFR Average + 12.00%	)#	6/25/2042	3,378,300	3,691,783
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	7.366% (30 day USD SOFR Average + 3.75%	)#	12/25/2042	4,750,000	4,926,143

60	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1A1†	4.616% (30 day USD SOFR Average + 1.00%	)#	5/25/2044	$8,992,364	$9,003,764
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	4.766% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	1,457,104	1,460,801
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R02 Class 1A1†	4.616% (30 day USD SOFR Average + 1.00%	)#	2/25/2045	5,149,785	5,154,557
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R02 Class 1M1†	4.766% (30 day USD SOFR Average + 1.15%	)#	2/25/2045	2,355,721	2,356,155
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R03 Class 2M1†	5.216% (30 day USD SOFR Average + 1.60%	)#	3/25/2045	2,856,673	2,859,027
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R04 Class 1A1†	4.616% (30 day USD SOFR Average + 1.00%	)#	5/25/2045	3,083,080	3,087,047
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2A1†	4.616% (30 day USD SOFR Average + 1.00%	)#	7/25/2045	11,360,037	11,378,956
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2M1†	4.816% (30 day USD SOFR Average + 1.20%	)#	7/25/2045	9,172,451	9,175,790
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R01 Class 2M1†	4.616% (30 day USD SOFR Average + 1.00%	)#	1/25/2046	7,721,815	7,723,808

See Notes to Financial Statements.	61

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R03 Class 2A1†	4.716% (30 day USD SOFR Average + 1.10%	)#	4/25/2046	$8,469,728	$8,491,975
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $299,013,082)					297,745,422

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.11%
1301 Trust Series 2025-1301 Class A†	5.059%	#(k)	8/11/2042	6,700,000	6,649,923
1345 Trust Series 2025-AOA Class A†	5.276% (1 mo. USD Term SOFR + 1.60%	)#	6/15/2042	2,660,000	2,661,843
ALA Trust Series 2025-OANA Class A†	5.42% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	3,320,000	3,337,175
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A†	5.024% (1 mo. USD Term SOFR + 1.35%	)#	1/20/2043	6,495,235	6,501,960
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class AS†	5.503% (1 mo. USD Term SOFR + 1.83%	)#	1/20/2043	4,120,000	4,126,369
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL1 Class A†	5.17% (1 mo. USD Term SOFR + 1.50%	)#	9/20/2043	12,809,000	12,846,787
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL2 Class A†(c)	5.15% (1 mo. USD Term SOFR + 1.50%	)#	11/20/2042	720,000	720,612
ARDN Mortgage Trust Series 2025-ARCP Class A†	5.426% (1 mo. USD Term SOFR + 1.75%	)#	6/15/2035	1,360,000	1,363,288
ARES Commercial Mortgage Trust Series 2026-AZURE Class A†	5.026% (1 mo. USD Term SOFR + 1.35%	)#	3/15/2038	3,370,000	3,374,676
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A†	5.526% (1 mo. USD Term SOFR + 1.85%	)#	8/15/2042	4,100,000	4,112,288

62	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BSPDF Issuer LLC Series 2026-FL3 Class A†	5.12% (1 mo. USD Term SOFR + 1.45%	)#	9/18/2043	$12,100,000	$12,133,880
BSPDF Issuer LLC Series 2026-FL4 Class A†	5.12% (1 mo. USD Term SOFR + 1.45%	)#	11/18/2043	6,200,000	6,211,780
BSPDF Issuer LLC Series 2026-FL4 Class AS†	5.32% (1 mo. USD Term SOFR + 1.65%	)#	11/18/2043	4,540,000	4,542,250
BSPDF Issuer LLC Series 2026-FL5 Class A†(c)	5.10% (1 mo. USD Term SOFR + 1.30%	)#	2/18/2044	3,060,000	3,062,869
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.066% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	12,850,000	12,882,771
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.056% (1 mo. USD Term SOFR + 1.38%	)#	8/15/2042	2,516,809	2,524,567
BX Commercial Mortgage Trust Series 2026-CSMO Class A†	5.076% (1 mo. USD Term SOFR + 1.40%	)#	2/15/2043	8,190,000	8,223,933
BX Trust Series 2024-VLT4 Class A†	5.168% (1 mo. USD Term SOFR + 1.49%	)#	6/15/2041	7,676,000	7,676,523
BX Trust Series 2025-ARIA Class A†	5.031%	#(k)	12/13/2042	3,820,000	3,797,928
BX Trust Series 2025-LUNR Class A†	5.176% (1 mo. USD Term SOFR + 1.50%	)#	6/15/2040	11,051,293	11,085,965
BX Trust Series 2025-ROIC Class A†	4.82% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	6,207,868	6,202,365
BX Trust Series 2025-TAIL Class A†	5.076% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	2,400,000	2,407,300
BX Trust Series 2025-VOLT Class A†	5.376% (1 mo. USD Term SOFR + 1.70%	)#	12/15/2044	12,010,000	12,000,362
BX Trust Series 2025-VOLT Class D†	6.426% (1 mo. USD Term SOFR + 2.75%	)#	12/15/2044	4,280,000	4,280,381
CONE Trust Series 2024-DFW1 Class A†	5.318% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	5,613,000	5,593,705

See Notes to Financial Statements.	63

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBC Mortgage Trust Series 2025-DBC Class A†	5.027% (1 mo. USD Term SOFR + 1.35%	)#	11/15/2042	$18,380,000	$18,426,226
DBC Mortgage Trust Series 2025-DBC Class D†	6.277% (1 mo. USD Term SOFR + 2.60%	)#	11/15/2042	2,670,000	2,686,166
EQT Trust Series 2026-IND1 Class A†	4.85% (1 mo. USD Term SOFR + 1.20%	)#	7/15/2041	5,970,000	5,981,478
EQT Trust Series 2026-IND1 Class D†	5.65% (1 mo. USD Term SOFR + 2.00%	)#	7/15/2041	970,000	973,855
ESTN Trust Series 2026-TOWN Class A†	5.359%	#(k)	5/12/2046	4,760,000	4,723,334
First Citizens Loan Trust Series 2026-SBA1A Class A†	5.681%		5/27/2053	14,140,412	14,018,144
GS Mortgage Securities Trust Series 2018-GS10 Class AS	4.384%	#(k)	7/10/2051	10,008,937	9,808,429
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.065% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	8,030,000	8,040,309
NYC Commercial Mortgage Trust Series 2026-1PARK Class A†	4.955% (1 mo. USD Term SOFR + 1.25%	)#	2/15/2043	8,300,000	8,310,375
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	4.887% (1 mo. USD Term SOFR + 1.21%	)#	11/15/2038	3,000,000	3,002,313
PFP Ltd. Series 2025-12 Class A†	5.159% (1 mo. USD Term SOFR + 1.49%	)#	12/18/2042	11,790,000	11,854,501
PFP Ltd. Series 2025-12 Class B†	5.712% (1 mo. USD Term SOFR + 2.04%	)#	12/18/2042	5,100,000	5,117,168
PFP Ltd. Series 2026-13 Class A†	5.17% (1 mo. USD Term SOFR + 1.50%	)#	8/18/2043	11,620,000	11,684,134
PFP Ltd. Series 2026-14 Class A†	4.99% (1 mo. USD Term SOFR + 1.32%	)#	12/18/2043	6,290,000	6,295,975
PSA Trust Series 2026-STOR Class A†(c)	5.554%	#(k)	8/15/2031	4,190,000	4,191,144
SCG Trust Series 2025-SNIP Class A†	5.176% (1 mo. USD Term SOFR + 1.50%	)#	9/15/2042	3,340,000	3,350,683

64	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SHRN Trust Series 2025-MF18 Class A†	4.876% (1 mo. USD Term SOFR + 1.20%	)#	10/15/2040	$15,750,000	$15,767,838
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.119% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	16,400,000	16,299,096
TCO Commercial Mortgage Trust Series 2024-DPM Class A†	4.919% (1 mo. USD Term SOFR + 1.24%	)#	12/15/2039	9,340,000	9,354,593
TEXAS Commercial Mortgage Trust Series 2025-TWR Class A†	4.97% (1 mo. USD Term SOFR + 1.29%	)#	4/15/2042	11,000,000	10,998,376
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class C†	5.516% (30 day USD SOFR Average + 1.90%	)#	9/25/2032	4,177,762	4,156,039
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	1,940,287	1,928,368
U.S. Bank NA Series 2025-SUP1 Class D†	6.316% (30 day USD SOFR Average + 2.70%	)#	2/25/2032	7,829,679	7,889,545
Wells Fargo Commercial Mortgage Trust Series 2025-609M Class A†	5.219% (1 mo. USD Term SOFR + 1.54%	)#	8/15/2042	12,430,000	12,462,508
Wells Fargo Commercial Mortgage Trust Series 2025-B33RP Class A†	5.026% (1 mo. USD Term SOFR + 1.35%	)#	8/15/2042	9,288,990	9,300,247
Total Non-Agency Commercial Mortgage-Backed Securities (cost $354,668,806)					354,942,344

U.S. TREASURY OBLIGATIONS 5.32%
U.S. Treasury Inflation-Indexed Notes(l)	0.125%		4/15/2027	138,652,676	135,596,480
U.S. Treasury Inflation-Indexed Notes(l)	0.75%		7/15/2028	23,894,889	23,287,694
U.S. Treasury Inflation-Indexed Notes(l)	1.25%		4/15/2031	46,464,244	44,623,630
U.S. Treasury Notes	3.375%		12/31/2027	63,260,000	62,518,672
Total U.S. Treasury Obligations (cost $267,336,152)					266,026,476
Total Long-Term Investments (cost $5,101,324,868)					5,094,674,505

See Notes to Financial Statements.	65

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 1.23%
REPURCHASE AGREEMENTS 1.18%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $15,497,200 of U.S. Treasury Note at 3.875% due 3/31/2027; value: $15,682,939; proceeds: $15,379,408 (cost $15,375,244)	$15,375,244	$15,375,244
Repurchase Agreement dated 7/31/2026, 3.600% due 8/3/2026 with JPMorgan Securities LLC collateralized by $44,730,100 of U.S. Treasury Bond at 4.375% due 5/15/2034; value: $44,387,755; proceeds: $43,513,050 (cost $43,500,000)	43,500,000	43,500,000
Total Repurchase Agreements (cost $58,875,244)		58,875,244

TIME DEPOSITS 0.00%
CitiBank N.A.(m) (cost $273,852)	273,852	273,852

	Shares
MONEY MARKET FUNDS 0.05%
Fidelity Government Portfolio(m) (cost $2,464,668)	2,464,668	2,464,668
Total Short-Term Investments (cost $61,613,764)		61,613,764
Total Investments in Securities 103.22% (cost $5,162,938,632)		5,156,288,269
Less Unfunded Loan Commitments (0.15%) (cost $7,454,716)		(7,420,639)
Net Investments in Securities 103.07% (cost $5,155,483,916)		5,148,867,630
Other Assets and Liabilities – Net (3.07)%		(153,662,941)
Net Assets 100.00%		$4,995,204,689

CAD	Canadian Dollar.
EUR	Euro.
EURIBOR	Euro Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2026, the total value of Rule 144A securities was $3,966,146,670, which represents 79.40% of net assets (See Note 2(h)).
#	Variable rate security. The interest rate represents the rate in effect at July 31, 2026.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Securities purchased on a when-issued basis (See Note 2(k)).
(d)	Interest rate to be determined.

66	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

(e)	Foreign security traded in U.S. dollars.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at July 31, 2026.
(i)	Security partially/fully unfunded. See Note 2(c).
(j)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(m)	Security was purchased with the cash collateral from loaned securities.

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at July 31, 2026(1):

Referenced Indexes/Issuers	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Value
CDX.NA.HY.S39	5.00%	12/20/2027	$61,440,000	$2,816,000	$(241,102)	$2,574,898
CDX.NA.HY.S41	5.00%	12/20/2028	60,371,920	4,008,537	(275,732)	3,732,805
CDX.NA.HY.S45	5.00%	12/20/2030	51,831,220	2,539,273	1,404,623	3,943,896
Total				$9,363,810	$887,789	$10,251,599

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Total unrealized appreciation on Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers amounted to $1,404,623. Total unrealized depreciation on Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers amounted to $516,834.

Centrally Cleared Interest Rate Swap Contracts at July 31, 2026:

Periodic Payments to be Made By the Fund (Quarterly)	Periodic Payments to be Received By the Fund (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)	Value
3.220%	12-Month USD SOFR Index	10/24/2027	$164,000,000	$63,565	$1,682,484	$1,746,049
3.293%	12-Month USD SOFR Index	12/31/2027	63,260,000	230,731	484,035	714,766
3.380%	12-Month USD SOFR Index	1/15/2029	9,000,000	–	157,529	157,529

See Notes to Financial Statements.	67

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Periodic Payments to be Made By the Fund (Quarterly)	Periodic Payments to be Received By the Fund (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)	Value
3.387%	12-Month USD SOFR Index	6/1/2027	20,000,000	$–	$106,863	$106,863
3.764%	12-Month USD SOFR Index	8/15/2033	5,200,000	119	137,010	137,129
3.898%	12-Month USD SOFR Index	4/15/2036	9,579,000	–	296,124	296,124
3.946%	12-Month USD SOFR Index	6/15/2036	6,033,000	937	167,636	168,573
3.951%	12-Month USD SOFR Index	5/12/2036	4,760,000	–	129,186	129,186
3.996%	12-Month USD SOFR Index	7/15/2029	18,845,000	–	67,854	67,854
4.129%	12-Month USD SOFR Index	7/15/2036	5,615,000	–	75,742	75,742
4.167%	12-Month USD SOFR Index	7/15/2033	7,575,000	–	12,995	12,995
4.223%	12-Month USD SOFR Index	6/15/2036	7,601,000	–	42,076	42,076
4.227%	12-Month USD SOFR Index	2/15/2036	3,527,000	95	13,933	14,028
4.228%	12-Month USD SOFR Index	2/15/2036	3,527,000	73	13,679	13,752
4.230%	12-Month USD SOFR Index	3/13/2036	3,527,000	–	14,045	14,045
4.245%	12-Month USD SOFR Index	8/8/2036	3,624,000	–	15,561	15,561
Total				$295,520	$3,416,752	$3,712,272

SOFR	Secured Overnight Financing Rate.

68	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Forward Foreign Currency Exchange Contracts at July 31, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Morgan Stanley	9/18/2026	17,562,000	$12,396,316	$12,552,224	$(155,908)

Futures Contracts at July 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2026	235	Long	$25,587,393	$25,380,000	$(207,393)
U.S. 2-Year Treasury Note	September 2026	939	Long	193,733,156	193,067,204	(665,952)
Total Unrealized Depreciation on Futures Contracts						$(873,345)

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$77,229,553	$4,604,140	$81,833,693
Other	–	2,827,672,961	5,508,895	2,833,181,856
Remaining Industries	–	367,571,312	–	367,571,312
Corporate Bonds	–	389,543,122	–	389,543,122
Floating Rate Loans
Software	–	18,865,015	837,985	19,703,000
Remaining Industries	–	434,207,420	–	434,207,420
Less Unfunded Loan Commitments	–	(7,420,639)	–	(7,420,639)
Foreign Government Obligations	–	49,919,860	–	49,919,860
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	297,745,422	–	297,745,422
Non-Agency Commercial Mortgage-Backed Securities	–	354,942,344	–	354,942,344
U.S. Treasury Obligations	–	266,026,476	–	266,026,476
Short-Term Investments
Repurchase Agreements	–	58,875,244	–	58,875,244
Time Deposits	–	273,852	–	273,852
Money Market Funds	2,464,668	–	–	2,464,668
Total	$2,464,668	$5,135,451,942	$10,951,020	$5,148,867,630

See Notes to Financial Statements.	69

Schedule of Investments (concluded)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2026

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$10,251,599	$–	$10,251,599
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	3,712,272	–	3,712,272
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(155,908)	–	(155,908)
Futures Contracts
Assets	–	–	–	–
Liabilities	(873,345)	–	–	(873,345)
Total	$(873,345)	$13,807,963	$–	$12,934,618

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

70	See Notes to Financial Statements.

Schedule of Investments

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 98.16%

ASSET-BACKED SECURITIES 1.18%

Credit Card 0.17%
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	$18,200,000	$18,216,380	(a)

Other 1.01%
37 Capital CLO 3 Ltd. Series 2023-1A Class ER†	11.603% (3 mo. USD Term SOFR + 7.85%	)#	7/15/2038	2,950,000	2,826,717
37 Capital CLO 4 Ltd. Series 2023-2A Class CR†	5.553% (3 mo. USD Term SOFR + 1.80%	)#	4/15/2035	2,165,000	2,162,889
AB BSL CLO 2 Ltd. Series 2021-2A Class CR†	5.553% (3 mo. USD Term SOFR + 1.80%	)#	4/15/2039	5,087,000	5,106,870
AMMC CLO 32 Ltd. Series 2025-32A Class E†	9.50% (3 mo. USD Term SOFR + 5.75%	)#	10/17/2038	2,520,000	2,534,724
ARES LXIII CLO Ltd. Series 2022-63A Class CR†	5.703% (3 mo. USD Term SOFR + 1.95%	)#	10/15/2038	2,848,485	2,857,586
Arini U.S. CLO II Ltd. Series 2A Class E†	9.403% (3 mo. USD Term SOFR + 5.65%	)#	3/31/2038	2,520,000	2,542,884
BDS LLC Series 2026-FL17 Class AS†	5.22% (1 mo. USD Term SOFR + 1.55%	)#	5/19/2043	10,000,000	10,012,506
Birch Grove CLO 3 Ltd. Series 2021-3A Class ER†	8.879% (3 mo. USD Term SOFR + 5.15%	)#	1/19/2038	2,750,000	2,559,521
Brant Point CLO Ltd. Series 2023-1A Class ER†	10.91% (3 mo. USD Term SOFR + 7.10%	)#	7/26/2038	3,200,000	3,253,117
Brant Point CLO Ltd. Series 2025-7A Class E†	10.31% (3 mo. USD Term SOFR + 6.50%	)#	7/25/2038	2,000,000	2,020,768

See Notes to Financial Statements.	71

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Carlyle U.S. CLO Ltd. Series 2023-2A Class ER†	9.479% (3 mo. USD Term SOFR + 5.75%	)#	7/20/2038	$2,000,000	$1,988,344
Crown City CLO IV Series 2022-4A Class DR†	11.139% (3 mo. USD Term SOFR + 7.41%	)#	4/20/2037	3,650,000	3,465,492
CTM CLO Ltd. Series 2026-3A Class C1†	5.561% (3 mo. USD Term SOFR + 1.85%	)#	4/15/2039	2,500,000	2,495,960
CTM CLO Ltd. Series 2026-4A Class SSUB†(b)	9.50%		7/20/2039	4,750,000	4,750,000
Dryden 98 CLO Ltd. Series 2022-98A Class D†	6.829% (3 mo. USD Term SOFR + 3.10%	)#	4/20/2035	8,900,000	8,774,724
Golub Capital Partners 48 LP Series 2020-48A Class CR†	6.05% (3 mo. USD Term SOFR + 2.30%	)#	4/17/2038	4,550,000	4,564,833
Golub Capital Partners CLO 76 B Ltd. Series 2024-76A Class E†	9.56% (3 mo. USD Term SOFR + 5.75%	)#	10/25/2037	2,850,000	2,778,944
Invesco U.S. CLO Ltd. Series 2026-1A Class C†	5.656% (3 mo. USD Term SOFR + 1.98%	)#	4/15/2039	2,744,000	2,755,456
Jamestown CLO XVI Ltd. Series 2021-16A Class DR†	6.86% (3 mo. USD Term SOFR + 3.05%	)#	7/25/2034	4,100,000	4,039,738
Kennedy Lewis CLO 8 Ltd. Series 8A Class ER2†	10.079% (3 mo. USD Term SOFR + 6.35%	)#	1/20/2038	3,000,000	2,880,144
Madison Park Funding LXXVII Ltd. Series 2026-77A Class C†	5.412% (3 mo. USD Term SOFR + 1.70%	)#	4/20/2039	4,000,000	4,010,508
MF1 LLC Series 2026-FL22 Class AS†	5.27% (1 mo. USD Term SOFR + 1.60%	)#	11/18/2043	10,000,000	10,015,509

72	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Park Blue CLO Ltd. Series 2024-6A Class E†	9.21% (3 mo. USD Term SOFR + 5.40%	)#	1/25/2038	$2,500,000	$2,425,915
Post CLO Ltd. Series 2022-1A Class E†	10.479% (3 mo. USD Term SOFR + 6.75%	)#	4/20/2035	6,150,000	5,838,921
RR 7 Ltd. Series 2019-7A Class D1B†	10.253% (3 mo. USD Term SOFR + 6.50%	)#	1/15/2037	5,000,000	4,807,965
Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A Class E†	10.683% (3 mo. USD Term SOFR + 6.84%	)#	1/30/2038	2,650,000	2,463,986
Steele Creek CLO Ltd. Series 2022-1A Class E1R†	11.753% (3 mo. USD Term SOFR + 8.00%	)#	4/15/2038	2,000,000	1,925,254
Sycamore Tree CLO Ltd. Series 2025-6A Class E†	9.079% (3 mo. USD Term SOFR + 5.35%	)#	4/20/2038	2,000,000	1,958,116
Total					107,817,391
Total Asset-Backed Securities (cost $127,075,836)					126,033,771

				Shares
COMMON STOCKS 0.02%

Commercial Services & Supplies 0.01%
Labels Buyer LLC*				6,573	564,456

Health Care Providers & Services 0.01%
Recovery Solutions LLC*				65,196	1,483,205

Hotels, Restaurants & Leisure 0.00%
GPS Hospitality Operating Co. LLC/GPS New Finco, Inc.*				152,209	152,209	(c)

Personal Care Products 0.00%
Anastasia Parent LLC*				56,938	455,504
Total Common Stocks (cost $2,751,714)					2,655,374

See Notes to Financial Statements.	73

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CONVERTIBLE BONDS 2.97%

Commercial Services 0.10%
Affirm Holdings, Inc.	0.75%	12/15/2029	$9,430,000	$10,231,152

Computers 0.14%
CyberArk Software Ltd. (Israel)(d)	Zero Coupon	6/15/2030	3,200,000	5,246,400
Rubrik, Inc.	Zero Coupon	6/15/2030	10,195,000	10,128,732
Total				15,375,132

Electric 0.05%
CenterPoint Energy, Inc.†	3.00%	8/1/2028	4,935,000	5,148,439

Engineering & Construction 0.04%
Granite Construction, Inc.	3.25%	6/15/2030	2,690,000	4,435,138

Entertainment 0.29%
Liberty Media Corp.-Liberty Formula One	2.25%	8/15/2027	8,295,000	10,472,437
Live Nation Entertainment, Inc.(e)	3.125%	1/15/2029	6,179,000	10,529,016
Marriott Vacations Worldwide Corp.	3.25%	12/15/2027	10,225,000	10,061,400
Total				31,062,853

Equity Real Estate 0.10%
Compass, Inc.†	0.25%	4/15/2031	10,770,000	11,251,419

Food 0.06%
Chefs’ Warehouse, Inc.	2.375%	12/15/2028	2,349,000	6,264,313

Health Care-Products 0.12%
Guardant Health, Inc.	1.25%	2/15/2031	4,605,000	12,421,066

Home Builders 0.20%
Meritage Homes Corp.	1.75%	5/15/2028	21,175,000	21,037,362

Leisure Time 0.10%
Peloton Interactive, Inc.	5.50%	12/1/2029	6,200,000	10,499,700

Media 0.04%
AMC Global Media, Inc.	4.25%	2/15/2029	3,885,000	4,445,308

Metal Fabricate-Hardware 0.10%
Xometry, Inc.	0.75%	6/15/2030	5,200,000	10,465,000

Oil & Gas 0.19%
Nabors Industries, Inc.	1.75%	6/15/2029	7,430,000	7,099,365
Transocean International Ltd.	4.625%	9/30/2029	7,939,000	13,312,909
Total				20,412,274

74	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pharmaceuticals 0.15%
Jazz Investments I Ltd. (Ireland)(d)	3.125%	9/15/2030	$6,042,000	$10,652,046
Mirum Pharmaceuticals, Inc.†	Zero Coupon	6/1/2032	5,220,000	5,337,450
Total				15,989,496

REITS 0.48%
COPT Defense Properties LP†	5.25%	9/15/2028	8,190,000	10,782,746
Kimco Realty OP LLC†(e)	3.50%	6/15/2031	10,350,000	10,590,638
Kite Realty Group LP†	0.75%	4/1/2027	6,159,000	7,544,775
Pebblebrook Hotel Trust†(e)	1.625%	1/15/2030	8,825,000	11,662,237
Welltower OP LLC†	2.75%	5/15/2028	4,448,000	10,882,032
Total				51,462,428

Retail 0.22%
Cheesecake Factory, Inc.	2.00%	3/15/2030	7,720,000	11,761,420
Cracker Barrel Old Country Store, Inc.(e)	1.75%	9/15/2030	11,050,000	11,788,140
Total				23,549,560

Software 0.50%
Box, Inc.	1.50%	9/15/2029	10,435,000	10,857,617
Cloudflare, Inc.	Zero Coupon	6/15/2030	4,016,000	5,567,706
Fastly, Inc.†	Zero Coupon	12/15/2030	5,343,000	9,336,893
Guidewire Software, Inc.	1.25%	11/1/2029	10,323,000	10,488,168
Nebius Group NV (Netherlands)†(d)	1.00%	9/15/2030	4,100,000	6,544,625
Nutanix, Inc.	0.25%	10/1/2027	9,060,000	10,935,420
Total				53,730,429

Transportation 0.09%
Knight-Swift Transportation Holdings, Inc.†	1.00%	11/15/2031	8,966,000	9,779,665
Total Convertible Bonds (cost $307,283,650)				317,560,734

	Dividend Rate		Shares

CONVERTIBLE PREFERRED STOCKS 0.24%

Aerospace & Defense 0.09%
VSE Corp.	5.75%		186,200	9,455,236

Interactive Media & Services 0.10%
Alphabet, Inc. Series B	6.25%		205,253	10,365,276

Technology Hardware, Storage & Peripherals 0.05%
Hewlett Packard Enterprise Co.	7.625%		45,593	5,661,150
Total Convertible Preferred Stocks (cost $26,513,803)				25,481,662

See Notes to Financial Statements.	75

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CORPORATE BONDS 88.95%

Advertising 0.11%
CMG Media Corp.†(e)	8.875%	6/18/2029	$16,085,580	$11,667,473

Aerospace/Defense 0.84%
Bombardier, Inc. (Canada)†(d)	7.25%	7/1/2031	9,165,000	9,557,454
Czechoslovak Group AS (Czech Republic)†(d)	6.50%	1/10/2031	29,428,000	29,867,079
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(d)	7.50%	2/15/2032	30,278,000	30,641,306
Goat Holdco LLC†	6.75%	2/1/2032	5,750,000	5,846,680
TransDigm, Inc.†	6.875%	12/15/2030	13,290,000	13,632,271
Total				89,544,790

Agriculture 0.14%
MHP Lux SA (Luxembourg)†(d)	10.50%	7/28/2029	9,922,000	10,328,642
MHP Lux SA (Luxembourg)(d)	10.50%	7/28/2029	3,199,000	3,330,107
MHP Lux SA (Luxembourg)(d)	10.50%	7/28/2029	800,000	832,787
Total				14,491,536

Airlines 1.68%
Alaska Airlines, Inc.†	6.50%	6/1/2031	14,400,000	14,324,920
Allegiant Travel Co.†	7.125%	7/1/2031	18,766,000	19,038,633
American Airlines, Inc.†	7.25%	2/15/2028	24,233,000	24,451,242
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	14,872,917	14,804,889
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	28,520,000	24,846,447
OneSky Flight LLC†	8.875%	12/15/2029	9,473,000	9,966,523
United Airlines Holdings, Inc.	5.375%	3/1/2031	13,275,000	13,117,666
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(d)	6.375%	2/1/2030	19,700,000	18,607,718
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(d)(e)	8.75%	1/15/2032	5,285,000	5,207,155
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(d)(e)	9.50%	6/1/2028	35,121,000	35,697,827
Total				180,063,020

Apparel 0.27%
William Carter Co.†	7.375%	2/15/2031	28,180,000	28,931,448

Auto Manufacturers 1.69%
Ford Motor Credit Co. LLC	7.20%	6/10/2030	32,800,000	34,330,558
JB Poindexter & Co., Inc.†	8.75%	12/15/2031	31,149,000	32,133,589
Nissan Motor Acceptance Co. LLC†	6.125%	9/30/2030	13,772,000	13,459,399
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028	5,820,000	5,942,475

76	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Auto Manufacturers (continued)
Nissan Motor Co. Ltd. (Japan)†(d)	7.50%		7/17/2030		$57,035,000	$58,467,535
Wabash National Corp.†	4.50%		10/15/2028		39,143,000	36,542,613
Total						180,876,169

Auto Parts & Equipment 1.95%
American Axle & Manufacturing, Inc.(e)	5.00%		10/1/2029		5,075,000	4,906,799
Cooper-Standard Automotive, Inc.†	9.25%		3/1/2031		20,639,000	21,025,004
Cyprium Corp./Cyprium Holdings Luxembourg SARL†	6.125%		4/15/2031		24,789,000	24,631,094
Dexko Global, Inc.†(e)	7.50%		4/15/2032		19,924,964	16,603,273
Forvia SE (France)†(d)(e)	8.00%		6/15/2030		27,406,000	28,820,314
Goodyear Tire & Rubber Co.	6.625%		7/15/2030		16,205,000	15,680,771
IHO Verwaltungs GmbH (Germany)†(d)	6.375%		5/15/2029		4,700,000	4,733,572
IHO Verwaltungs GmbH (Germany)†(d)(e)	7.75%		11/15/2030		15,125,000	15,726,990
Tenneco, Inc.†	8.00%		11/17/2028		13,820,000	13,862,630
ZF North America Capital, Inc.†	6.75%		4/23/2030		7,680,000	7,627,392
ZF North America Capital, Inc.†	6.875%		4/14/2028		21,650,000	22,053,881
ZF North America Capital, Inc.†	7.125%		4/14/2030		23,306,000	23,472,242
ZF North America Capital, Inc.†	7.50%		3/24/2031		9,750,000	9,824,866
Total						208,968,828

Banks 2.38%
Armor Holdco, Inc.†	8.50%		11/15/2029		5,000,000	5,014,487
Bank of Montreal (Canada)(d)	6.875% (5 yr. CMT + 2.98%	)#	11/26/2085		11,500,000	11,576,510
Bank of Nova Scotia (Canada)(d)	7.35% (5 yr. CMT + 2.90%	)#	4/27/2085		10,450,000	10,784,828
Citigroup, Inc.	6.95% (5 yr. CMT + 2.73%	)#	–	(f)	34,027,000	34,351,209
First Citizens BancShares, Inc.(e)	7.00% (5 yr. CMT + 3.30%	)#	–	(f)	9,625,000	9,676,975
Flagstar Bank NA	6.695% (3 mo. USD Term SOFR + 3.04%	)#	11/6/2028		13,316,000	12,930,781
Freedom Mortgage Corp.†	12.25%		10/1/2030		15,725,000	16,858,348
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%	)#	–	(f)	35,680,000	36,134,028
Huntington Bancshares, Inc.(e)	6.25% (5 yr. CMT + 2.65%	)#	–	(f)	18,790,000	18,736,227
Popular, Inc.(e)	7.25%		3/13/2028		8,530,000	8,749,067
Societe Generale SA (France)†(d)	9.375% (5 yr. CMT + 5.39%	)#	–	(f)	5,308,000	5,534,832

See Notes to Financial Statements.	77

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
State Street Corp.	6.45% (5 yr. CMT + 2.14%	)#	–	(f)	$21,864,000	$22,214,065
Toronto-Dominion Bank (Canada)(d)	6.35% (5 yr. CMT + 2.72%	)#	10/31/2085		8,648,000	8,651,341
Toronto-Dominion Bank (Canada)(d)	7.25% (5 yr. CMT + 2.98%	)#	7/31/2084		8,350,000	8,610,670
UBS Group AG (Switzerland)†(d)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%	)#	–	(f)	34,043,000	34,459,414
Western Alliance Bancorp	5.918% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		10,260,000	9,929,628
Total						254,212,410

Beverages 0.14%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.†	6.25%		4/1/2029		15,000,000	15,057,735

Biotechnology 0.19%
Biocon Biologics Global PLC (United Kingdom)(d)	6.67%		10/9/2029		5,575,000	5,587,637
Emergent BioSolutions, Inc.†(e)	3.875%		8/15/2028		16,215,000	14,891,319
Total						20,478,956

Building Materials 1.92%
ACProducts Holdings, Inc.†	6.375%		5/15/2032		5,165,000	2,091,825
Camelot Return Merger Sub, Inc.†	8.75%		8/1/2028		11,053,000	5,710,188
Cornerstone Building Brands, Inc.†	9.50%		8/15/2029		8,066,000	4,183,191
CP Atlas Buyer, Inc.†(e)	7.00%		12/1/2028		11,512,000	10,182,940
CP Atlas Buyer, Inc.†	9.75%		7/15/2030		8,400,000	7,573,217
CP Atlas Buyer, Inc.†	12.75%		1/15/2031		14,681,046	10,031,999
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030		19,000,000	19,335,293
Griffon Corp.	5.75%		3/1/2028		16,306,000	16,316,060
JELD-WEN Holding, Inc.†	7.00%		9/1/2032		12,554,000	7,715,195
JELD-WEN, Inc.†	4.875%		12/15/2027		20,175,000	16,255,851
MIWD Holdco II LLC/MIWD Finance Corp.†(e)	5.50%		2/1/2030		36,095,000	33,433,308
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		41,848,000	41,820,225
Smyrna Ready Mix Concrete LLC†	8.875%		11/15/2031		6,000,000	6,286,884
Standard Building Solutions, Inc.†	6.50%		8/15/2032		7,900,000	7,922,578
West China Cement Ltd. (China)(d)	9.90%		12/4/2028		10,150,000	8,689,503
West China Cement Ltd. (China)(d)	9.90%		12/4/2028		2,300,000	1,969,050
West China Cement Ltd. (China)(d)	10.50%		11/11/2029		7,100,000	5,798,251
Total						205,315,558

78	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Chemicals 2.88%
Advancion Sciences, Inc.†	9.25%		11/1/2026		$20,397,005	$16,419,589
ASP Unifrax Holdings, Inc.†(g)	7.10%		9/30/2029		13,437,946	68,534
ASP Unifrax Holdings, Inc.†(g)	10.425%		9/30/2029		10,948,413	3,941,429
Celanese U.S. Holdings LLC	6.50%		4/15/2030		43,220,000	43,780,347
Celanese U.S. Holdings LLC	7.00%		2/15/2031		18,910,000	19,402,492
Celanese U.S. Holdings LLC	7.35%		11/15/2028		5,347,000	5,551,325
Celanese U.S. Holdings LLC	7.379%		7/15/2032		5,775,000	6,046,991
Celanese U.S. Holdings LLC	7.55%		11/15/2030		16,600,000	17,488,084
Cerdia Finanz GmbH (Germany)†(d)	9.375%		10/3/2031		32,612,000	29,000,547
Chemours Co.†	4.625%		11/15/2029		21,400,000	20,209,574
Chemours Co.†	5.75%		11/15/2028		8,662,000	8,625,506
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		27,085,000	27,072,663
FMC Corp.	8.45% (5 yr. CMT + 4.37%	)#	11/1/2055		4,603,000	3,465,372
INEOS Finance PLC (United Kingdom)†(d)	6.75%		5/15/2028		10,300,000	10,268,111
INEOS Finance PLC	7.25%		3/31/2031	EUR	8,650,000	9,374,949
INEOS Finance PLC (United Kingdom)†(d)	7.50%		4/15/2029		$10,550,000	10,367,490
INEOS Quattro Finance 2 PLC (United Kingdom)†(d)(e)	9.625%		3/15/2029		5,525,000	4,909,235
Mativ Holdings, Inc.†	8.00%		10/1/2029		9,260,000	9,179,483
Rain Carbon, Inc.†(e)	12.25%		9/1/2029		22,384,000	23,872,200
SCIH Salt Holdings, Inc.†	4.875%		5/1/2028		10,150,000	10,155,836
SCIH Salt Holdings, Inc.†(e)	6.625%		5/1/2029		5,775,000	5,778,609
Tronox, Inc.†	4.625%		3/15/2029		21,747,000	13,382,745
Tronox, Inc.†(e)	9.125%		9/30/2030		10,100,000	10,088,301
Total						308,449,412

Coal 0.82%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%		6/15/2029		18,686,000	19,506,316
Coronado Finance Pty. Ltd. (Australia)†(d)(e)	9.25%		10/1/2029		29,802,000	25,078,536
Indika Energy Tbk. PT (Indonesia)†(d)(e)	8.75%		5/7/2029		7,750,000	7,896,285
SunCoke Energy, Inc.†	4.875%		6/30/2029		37,049,000	35,365,460
Total						87,846,597

Commercial Services 3.96%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(d)	7.00%		5/21/2030		36,097,000	36,801,902
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%		6/15/2030		35,513,000	36,309,237

See Notes to Financial Statements.	79

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL†	4.625%	6/1/2028		$15,125,000	$14,886,901
Alta Equipment Group, Inc.†(e)	9.00%	6/1/2029		29,416,000	28,207,979
AMN Healthcare, Inc.†(e)	6.50%	1/15/2031		4,924,000	4,928,033
BCP V Modular Services Finance II PLC	6.125%	11/30/2028	GBP	10,350,000	13,070,351
BCP V Modular Services Finance PLC	6.75%	11/30/2029	EUR	16,950,000	12,641,356
CoreCivic, Inc.	8.25%	4/15/2029		$14,612,000	15,179,355
Dcli Bidco LLC†	7.75%	11/15/2029		38,150,000	39,222,778
EquipmentShare.com, Inc.†	8.625%	5/15/2032		4,600,000	4,710,299
EquipmentShare.com, Inc.†	9.00%	5/15/2028		45,224,000	45,969,744
Garda World Security Corp. (Canada)†(d)(e)	6.00%	6/1/2029		15,600,000	15,387,484
Garda World Security Corp. (Canada)†(d)	7.75%	2/15/2028		10,400,000	10,552,672
GEO Group, Inc.	8.625%	4/15/2029		7,035,000	7,338,546
GEO Group, Inc.	10.25%	4/15/2031		5,290,000	5,708,069
Herc Holdings, Inc.†	7.00%	6/15/2030		17,463,000	18,024,069
Hertz Corp.(g)	Zero Coupon	10/15/2022		2,000	0
Hertz Corp.†	Zero Coupon	10/15/2049		22,000	0
Hertz Corp.†(e)	12.625%	7/15/2029		18,243,000	11,912,375
Mavis Tire Express Services Topco Corp.†	6.50%	5/15/2029		4,804,000	4,733,395
NESCO Holdings II, Inc.†	5.50%	4/15/2029		13,936,000	13,848,128
Rekeep SpA	9.00%	9/15/2029	EUR	12,059,000	10,803,527
RR Donnelley & Sons Co.†	9.50%	8/1/2029		$40,102,000	41,596,842
Sotheby’s†	8.25%	4/15/2031		5,147,000	5,139,092
Synergy Infrastructure Holdings LLC†	7.875%	12/1/2030		14,298,000	14,950,489
Williams Scotsman, Inc.†	6.625%	4/15/2030		11,828,000	12,103,616
Total					424,026,239

Computers 0.11%
PCC Global PLC	8.25%	11/15/2030	EUR	10,550,000	10,131,153
Pitney Bowes, Inc.†	7.25%	3/15/2029		$1,391,000	1,405,281
Total					11,536,434

Cosmetics/Personal Care 0.22%
P&L Development LLC/PLD Finance Corp.†(e)	12.00%	5/15/2029		25,588,221	23,868,415

Distribution/Wholesale 0.52%
Velocity Vehicle Group LLC†	8.00%	6/1/2029		28,187,000	27,959,173
Veritiv Operating Co.†	10.50%	11/30/2030		27,246,000	27,986,546
Total					55,945,719

80	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services 8.32%
Ally Financial, Inc.	7.10% (5 yr. CMT + 3.15%	)#	–	(f)	$32,425,000	$32,625,840
Aretec Group, Inc.†	7.50%		4/1/2029		9,000,000	9,009,111
Aretec Group, Inc.†	10.00%		8/15/2030		26,317,000	27,793,884
Atlanticus Holdings Corp.†(e)	9.75%		9/1/2030		25,168,000	25,469,009
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.375%		5/30/2030		9,600,000	9,626,572
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.75%		11/15/2029		9,620,000	9,779,188
Azorra Finance Ltd. (Cayman Islands)†(d)	7.25%		1/15/2031		15,982,000	16,473,622
Bread Financial Holdings, Inc.†	6.75%		5/15/2031		8,276,000	8,447,330
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030		29,777,000	28,833,555
Freedom Funding Center LLC†(e)	12.00%		10/1/2037		6,762,000	6,981,068
Freedom Mortgage Holdings LLC†	8.375%		4/1/2032		5,300,000	5,327,449
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031		21,030,000	21,584,898
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		8,402,000	8,640,426
GGAM Finance Ltd. (Ireland)†(d)	5.875%		3/15/2030		8,345,000	8,313,706
GGAM Finance Ltd. (Ireland)†(d)	6.875%		4/15/2029		11,874,000	12,096,673
GGAM Finance Ltd. (Ireland)†(d)	8.00%		6/15/2028		21,321,000	22,114,035
ILFC E-Capital Trust I†	6.48%	#	12/21/2065		28,935,000	24,534,001
ILFC E-Capital Trust II†	6.73%	#	12/21/2065		13,901,000	12,292,679
Jefferies Finance LLC/JFIN Co-Issuer Corp.†	5.00%		8/15/2028		10,239,000	9,906,078
Jefferies Finance LLC/JFIN Co-Issuer Corp.†	6.625%		10/15/2031		5,000,000	4,914,592
Jefferson Capital Holdings LLC†	8.25%		5/15/2030		7,655,000	7,998,258
LFS Topco LLC†(e)	8.75%		7/15/2030		30,336,000	30,290,805
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.40%		3/26/2029		5,000,000	5,134,127
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.50%		3/26/2031		26,795,000	27,827,447
Midcap Financial Issuer Trust†(e)	5.625%		1/15/2030		5,275,000	5,173,567
Midcap Financial Issuer Trust†(e)	6.50%		5/1/2028		27,371,000	27,374,279
Navient Corp.	4.875%		3/15/2028		12,493,000	12,219,959
Navient Corp.	9.375%		7/25/2030		19,626,000	19,922,391
OneMain Finance Corp.	6.125%		5/15/2030		13,888,000	13,810,418
OneMain Finance Corp.	6.625%		1/15/2028		62,467,000	63,130,837
OneMain Finance Corp.	6.625%		5/15/2029		20,300,000	20,573,714
OneMain Finance Corp.	7.125%		9/15/2032		5,275,000	5,336,823
OneMain Finance Corp.	7.875%		3/15/2030		11,665,000	12,083,995
PennyMac Financial Services, Inc.†	4.25%		2/15/2029		15,375,000	14,580,211
PennyMac Financial Services, Inc.†	6.875%		5/15/2032		2,009,000	1,921,861
PennyMac Financial Services, Inc.†	7.125%		11/15/2030		23,775,000	23,717,462

See Notes to Financial Statements.	81

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services (continued)
PHH Escrow Issuer LLC/PHH Corp.†	9.875%		11/1/2029		$26,369,000	$26,143,639
Phoenix Aviation Capital Ltd. (Ireland)†(d)	9.25%		7/15/2030		9,404,000	9,744,114
Planet Financial Group LLC†	10.50%		12/15/2029		23,800,000	23,239,284
PRA Group, Inc.†	5.00%		10/1/2029		10,525,000	9,977,069
PRA Group, Inc.†	8.375%		2/1/2028		5,775,000	5,852,714
PRA Group, Inc.†	8.875%		1/31/2030		5,300,000	5,460,754
Provident Funding Associates LP/PFG Finance Corp.†	9.75%		9/15/2029		34,065,000	35,196,707
Rfna LP†	7.875%		2/15/2030		34,650,000	34,774,373
Rocket Cos., Inc.†	6.125%		8/1/2030		9,250,000	9,330,031
Rocket Cos., Inc.†	6.50%		8/1/2029		5,784,000	5,867,203
Sammaan Capital Ltd. (India)†(d)	8.95%		8/28/2028		14,000,000	14,535,608
Stonebriar ABF Issuer LLC†	7.00%		8/15/2031		6,971,000	6,979,956
Stonebriar ABF Issuer LLC†	8.125%		12/15/2030		9,698,000	10,103,124
Sumisho Air Lease Corp.	6.00% (5 yr. CMT + 2.56%	)#	–	(f)	12,613,000	12,205,937
UWM Holdings LLC†(e)	6.25%		3/15/2031		36,728,000	32,804,825
UWM Holdings LLC†	6.625%		2/1/2030		5,775,000	5,361,373
Velocity Commercial Capital LLC†	9.375%		2/15/2031		32,723,000	33,720,332
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031		13,150,000	13,645,558
Total						890,802,471

Electric 2.22%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055		19,443,000	19,781,950
American Electric Power Co., Inc.	5.80% (5 yr. CMT + 2.13%	)#	3/15/2056		20,644,000	20,286,124
CenterPoint Energy, Inc.	6.70% (5 yr. CMT + 2.59%	)#	5/15/2055		5,275,000	5,385,332
ContourGlobal Power Holdings SA (Luxembourg)†(d)	6.75%		2/28/2030		20,376,000	20,719,124
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055		5,300,000	5,422,785
Emera U.S. Finance LLC	6.65% (5 yr. CMT + 2.87%	)#	10/1/2056		14,650,000	14,757,443
NextEra Energy Capital Holdings, Inc.	6.70% (5 yr. CMT + 2.36%	)#	9/1/2054		5,300,000	5,375,265
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(f)	10,704,000	11,460,891
PG&E Corp.	7.375% (5 yr. CMT + 3.88%	)#	3/15/2055		33,600,000	34,142,270
Puget Energy, Inc.	7.00% (5 yr. CMT + 2.96%	)#	9/15/2056		16,483,000	16,537,192

82	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Electric (continued)
Sempra	6.625% (5 yr. CMT + 2.35%	)#	4/1/2055			$5,100,000	$5,124,159
TXNM Energy, Inc.†	7.00% (5 yr. CMT + 3.25%	)#	7/31/2056			9,434,000	9,489,227
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(f)		18,308,000	18,417,097
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%	)#	–	(f)		10,130,000	10,778,877
XPLR Infrastructure Operating Partners LP†(e)	7.25%		1/15/2029			16,275,000	16,793,401
XPLR Infrastructure Operating Partners LP†	8.375%		1/15/2031			21,650,000	23,020,813
Total							237,491,950

Electrical Components & Equipment 0.05%
WESCO Distribution, Inc.†	6.375%		3/15/2029			4,800,000	4,873,718

Energy-Alternate Sources 0.09%
TerraForm Power Operating LLC†	5.00%		1/31/2028			10,164,000	10,061,671

Engineering & Construction 0.40%
Brand Industrial Services, Inc.†(e)	10.375%		8/1/2030			11,368,000	9,859,153
Heathrow Finance PLC	6.625%		3/1/2031		GBP	9,600,000	12,937,628
Kier Group PLC	9.00%		2/15/2029		GBP	7,300,000	10,251,364
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028			$10,325,000	10,155,738
Total							43,203,883

Entertainment 1.87%
888 Acquisitions Ltd.	10.75%		5/15/2030		GBP	17,504,000	24,566,612
Bracelet Holdings, Inc.†	9.25%		7/2/2028			$13,450,000	12,199,150	(a)
Intralot Capital Luxembourg SA	6.75%		10/15/2031		EUR	4,220,000	4,953,873
Jacobs Entertainment, Inc.†	6.75%		2/15/2029			$6,703,000	6,581,307
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC†	11.875%		4/15/2031			20,163,000	21,864,132
Motion Bondco DAC (Ireland)†(d)(e)	6.625%		11/15/2027			15,850,000	15,056,286
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada)†(d)	8.00%		8/1/2030			19,226,000	19,240,823
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	8.45%		7/27/2030			25,700,000	25,374,340
SeaWorld Parks & Entertainment, Inc.†	5.25%		8/15/2029			14,900,000	14,523,310
Six Flags Entertainment Corp.†(e)	7.25%		5/15/2031			24,828,000	24,360,722

See Notes to Financial Statements.	83

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Entertainment (continued)
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC†	8.625%		1/15/2032		$15,100,000	$15,283,057
Starz Capital Holdings 1, Inc.†	6.00%		4/15/2030		16,760,000	16,171,724
Total						200,175,336

Environmental Control 0.39%
Biffa Group Holdings Ltd.	7.375%		6/15/2031	GBP	11,445,000	15,534,509
Biffa Group Holdings Ltd.†	7.38%		6/15/2031	GBP	7,503,000	10,183,960
GFL Environmental, Inc. (Canada)†(d)	6.75%		1/15/2031		$15,375,000	15,580,272
Total						41,298,741

Food 1.33%
Bellis Acquisition Co. PLC	8.00%		7/1/2031	EUR	4,250,000	4,759,889
Bellis Acquisition Co. PLC†	8.125%		5/14/2030	GBP	4,788,000	6,063,820
Bellis Acquisition Co. PLC	8.125%		5/14/2030	GBP	16,825,000	21,308,222
C&S Group Enterprises LLC†(e)	5.00%		12/15/2028		$28,552,000	26,289,628
Flora Food Management BV	6.875%		7/2/2029	EUR	15,675,000	17,459,795
Grupo Nutresa SA (Colombia)(d)	8.00%		5/12/2030		$9,675,000	10,216,800
Iceland Bondco PLC	4.375%		5/15/2028	GBP	17,481,000	23,353,973
Iceland Bondco PLC	4.375%		5/15/2028	GBP	1,569,000	2,096,126
Market Bidco Finco PLC	8.75%		1/31/2031	GBP	22,899,000	30,465,971
Total						142,014,224

Forest Products & Paper 0.14%
Magnera Corp.†	7.25%		11/15/2031		$15,441,000	15,123,224

Gas 0.15%
Spire, Inc.	6.25% (5 yr. CMT + 2.56%	)#	6/1/2056		15,850,000	15,692,424

Health Care-Products 0.08%
Embecta Corp.†(e)	5.00%		2/15/2030		10,550,000	8,153,311

Health Care-Services 1.77%
Charlotte Buyer, Inc.†	8.00%		6/30/2031		10,506,000	10,626,441
Fortrea Holdings, Inc.†(e)	7.50%		7/1/2030		32,813,000	33,439,203
Humana, Inc.	6.625% (5 yr. CMT + 2.89%	)#	9/15/2056		5,342,000	5,258,885
Kedrion SpA (Italy)†(d)	6.50%		9/1/2029		43,476,000	42,900,286
Molina Healthcare, Inc.†	6.50%		2/15/2031		26,700,000	26,978,882
Star Parent, Inc.†	9.00%		10/1/2030		28,900,000	30,384,448
Team Health Holdings, Inc.†	8.375%		6/30/2028		9,622,000	9,623,540
Tenet Healthcare Corp.	6.125%		10/1/2028		20,148,000	20,171,412
U.S. Acute Care Solutions LLC†	9.75%		5/15/2029		11,018,000	10,282,980
Total						189,666,077

84	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Holding Companies-Diversified 0.05%
Stena International SA (Luxembourg)†(d)	7.25%	1/15/2031		$4,800,000	$4,890,370

Home Builders 1.47%
Beazer Homes USA, Inc.†	7.50%	3/15/2031		10,082,000	10,153,421
Beazer Homes USA, Inc.†	8.00%	1/15/2032		10,262,000	10,490,268
Dream Finders Homes, Inc.†	6.875%	9/15/2030		20,929,000	20,445,302
Dream Finders Homes, Inc.†	8.25%	8/15/2028		12,341,000	12,595,570
K Hovnanian Enterprises, Inc.†	8.00%	4/1/2031		28,182,000	28,748,148
LGI Homes, Inc.†	4.00%	7/15/2029		16,325,000	15,099,406
LGI Homes, Inc.†(e)	7.00%	11/15/2032		5,500,000	5,367,102
LGI Homes, Inc.†	8.75%	12/15/2028		28,263,000	29,034,834
Maison Finco PLC†	7.25%	4/30/2032	GBP	5,080,000	6,486,119
Miller Homes Group Finco PLC	7.00%	5/15/2029	GBP	10,203,000	13,709,816
Risewell Homes, Inc.†	8.50%	11/1/2030		$5,146,000	5,255,419
Total					157,385,405

Home Furnishings 0.32%
Whirlpool Corp.	6.125%	6/15/2030		38,040,000	34,601,480

Housewares 0.12%
American Greetings Corp.†	8.875%	1/15/2032		13,574,000	13,395,501

Insurance 1.27%
Acrisure LLC/Acrisure Finance, Inc.†	8.25%	2/1/2029		11,050,000	10,603,964
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028		13,761,000	13,829,805
AmWINS Group, Inc.†	4.875%	6/30/2029		15,850,000	15,265,986
AmWINS Group, Inc.†	6.375%	2/15/2029		10,350,000	10,398,314
Ardonagh Finco Ltd. (United Kingdom)†(d)	7.75%	2/15/2031		39,628,000	40,265,931
CRC Insurance Group LLC†	7.125%	6/1/2031		25,075,000	25,040,191
HUB International Ltd.†	5.625%	12/1/2029		10,575,000	10,575,221
Jones Deslauriers Insurance Management, Inc. (Canada)†(d)	8.50%	3/15/2030		9,647,000	9,965,554
Total					135,944,966

Internet 0.68%
Arches Buyer, Inc.†	9.00%	8/15/2031		11,168,000	11,235,913
GrubHub Holdings, Inc.†(e)	13.00%	7/31/2030		7,301,619	6,187,227
Rakuten Group, Inc. (Japan)†(d)	9.75%	4/15/2029		33,279,000	36,146,103
Rakuten Group, Inc. (Japan)†(d)	11.25%	2/15/2027		8,274,000	8,513,518
Wayfair LLC†	7.25%	10/31/2029		10,550,000	10,871,408
Total					72,954,169

See Notes to Financial Statements.	85

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Investment Companies 1.17%
Apollo Debt Solutions BDC	6.90%		4/13/2029		$10,800,000	$11,046,213
ARES Strategic Income Fund	5.70%		3/15/2028		6,600,000	6,604,566
Blackstone Private Credit Fund	5.95%		7/16/2029		10,000,000	9,994,116
Compass Group Diversified Holdings LLC†	5.25%		4/15/2029		23,225,000	22,131,634
FS KKR Capital Corp.(e)	6.125%		1/15/2030		20,650,000	20,135,750
FS KKR Capital Corp.(e)	6.875%		8/15/2029		10,325,000	10,371,444
HA Sustainable Infrastructure Capital, Inc.	6.15%		1/15/2031		19,200,000	19,519,406
HA Sustainable Infrastructure Capital, Inc.	7.125% (5 yr. CMT + 3.48%	)#	11/15/2056		15,625,000	15,753,172
Sixth Street Lending Partners	6.50%		3/11/2029		10,030,000	10,202,424
Total						125,758,725

Iron-Steel 0.97%
Algoma Steel, Inc. (Canada)†(d)	9.125%		4/15/2029		22,844,000	21,556,227
Cleveland-Cliffs, Inc.†	6.875%		11/1/2029		13,921,000	14,078,725
Cleveland-Cliffs, Inc.†	7.50%		9/15/2031		13,009,000	13,285,727
CSN Inova Ventures (Cayman Islands)(d)	6.75%		1/28/2028		13,860,000	11,629,995
Fortescue Treasury Pty. Ltd. (Australia)†(d)	6.125%		4/15/2032		19,234,000	19,445,924
Samarco Mineracao SA (Brazil)(d)	9.50%		6/30/2031		23,169,785	23,359,965
Total						103,356,563

Leisure Time 1.60%
Carnival Corp. Ltd.†	5.75%		3/15/2030		21,166,000	21,215,486
Carnival Corp. Ltd.†	5.875%		6/15/2031		33,525,000	33,571,164
Deuce Finco PLC	7.00%		11/20/2031	GBP	10,425,000	14,297,921
Lindblad Expeditions LLC†	7.00%		9/15/2030		$35,485,000	36,550,153
NCL Corp. Ltd.†	7.75%		2/15/2029		25,300,000	26,282,702
NCL Finance Ltd.†	6.125%		3/15/2028		16,460,000	16,567,632
Sabre GLBL, Inc.†	10.75%		3/15/2030		9,145,000	8,767,769
Sabre GLBL, Inc.†	11.125%		7/15/2030		14,661,000	14,129,539
Total						171,382,366

Lodging 0.94%
Full House Resorts, Inc.†	8.25%		2/15/2028		44,727,000	43,765,817
Genting New York LLC/GENNY Capital, Inc.†	7.25%		10/1/2029		27,161,000	27,805,243
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	5.00%		6/1/2029		10,100,000	9,799,408
Las Vegas Sands Corp.	6.00%		8/15/2029		9,500,000	9,698,908
Wynn Macau Ltd. (Macau)†(d)	5.625%		8/26/2028		10,075,000	9,963,557
Total						101,032,933

86	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Machinery: Construction & Mining 0.09%
Solaris Energy Infrastructure LLC†	6.375%	5/15/2031	$9,858,000	$9,688,996

Machinery-Diversified 0.46%
Esab Corp.†	6.25%	4/15/2029	15,375,000	15,556,963
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	24,200,000	25,139,735
Regal Rexnord Corp.	6.30%	2/15/2030	8,400,000	8,686,695
Total				49,383,393

Media 5.49%
AMC Global Media, Inc.	4.25%	2/15/2029	42,243,000	37,115,266
Cable One, Inc.†	4.00%	11/15/2030	42,173,000	15,722,932
CCO Holdings LLC/CCO Holdings Capital Corp.†(e)	4.50%	6/1/2033	33,475,000	28,506,942
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	10,090,000	9,969,523
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	67,400,000	67,015,537
CCO Holdings LLC/CCO Holdings Capital Corp.†(e)	7.00%	2/1/2033	15,375,000	14,749,628
CSC Holdings LLC†	4.125%	12/1/2030	4,800,000	2,688,750
CSC Holdings LLC†	4.625%	12/1/2030	17,814,000	3,807,742
CSC Holdings LLC†	5.75%	1/15/2030	13,555,000	2,931,269
CSC Holdings LLC†	11.75%	1/31/2029	27,904,000	15,989,868
Directv Financing LLC†	8.875%	2/1/2030	9,658,000	9,809,922
Directv Financing LLC†	8.875%	2/1/2030	9,524,000	9,708,566
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	10.00%	2/15/2031	66,175,000	69,211,771
DISH DBS Corp.(g)	7.375%	7/1/2028	45,525,000	43,608,170
EchoStar Corp.	6.75%	11/30/2030	18,296,987	18,579,675
EchoStar Corp.	10.75%	11/30/2029	17,575,000	19,020,414
EW Scripps Co.†	9.875%	8/15/2030	6,010,000	5,295,101
Gray Media, Inc.†(e)	4.75%	10/15/2030	9,750,000	7,544,428
Gray Media, Inc.†	9.625%	7/15/2032	10,650,000	10,772,763
Gray Media, Inc.†	10.50%	7/15/2029	10,546,000	11,128,772
iHeartCommunications, Inc.†(e)	10.875%	5/1/2030	12,025,000	9,217,162
McGraw-Hill Education, Inc.†	5.75%	8/1/2028	21,692,000	21,540,129
Paramount Global	7.875%	7/30/2030	43,240,000	45,096,182
Scripps Escrow II, Inc.†(e)	5.375%	1/15/2031	6,250,000	3,656,250
Space Exploration Technologies Corp.†	5.65%	7/15/2033	11,050,000	10,591,868
Telenet Finance Luxembourg Notes SARL (Luxembourg)†(d)	5.50%	3/1/2028	10,800,000	10,682,030

See Notes to Financial Statements.	87

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Media (continued)
Univision Communications, Inc.†	4.50%	5/1/2029		$11,375,000	$10,780,436
Univision Communications, Inc.†	7.375%	6/30/2030		13,565,000	13,516,170
Univision Communications, Inc.†	8.50%	7/31/2031		12,600,000	12,581,244
Virgin Media Secured Finance PLC (United Kingdom)†(d)	5.50%	5/15/2029		25,500,000	22,922,246
VZ Vendor Financing II BV	2.875%	1/15/2029	EUR	4,800,000	5,219,991
Ziggo Bond Co. BV (Netherlands)†(d)	5.125%	2/28/2030		$22,375,000	18,207,499
Total					587,188,246

Metal Fabricate-Hardware 0.27%
Park-Ohio Industries, Inc.†	8.50%	8/1/2030		27,513,000	28,768,968

Mining 2.85%
Alumina Pty. Ltd. (Australia)†(d)	6.125%	3/15/2030		36,498,000	36,829,767
Alumina Pty. Ltd. (Australia)†(d)	6.375%	9/15/2032		10,350,000	10,425,379
Aris Mining Corp. (Canada)†(d)	8.00%	10/31/2029		15,222,000	15,821,975
Arsenal AIC Parent LLC†	8.00%	10/1/2030		15,400,000	16,018,787
Compass Minerals International, Inc.†	8.00%	7/1/2030		34,554,000	36,116,981
Eldorado Gold Corp. (Canada)†(d)	6.25%	9/1/2029		17,477,000	17,474,424
First Quantum Minerals Ltd. (Canada)†(d)	8.625%	6/1/2031		9,950,000	10,363,661
Hudbay Minerals, Inc. (Canada)†(d)	6.125%	4/1/2029		15,070,000	15,176,274
Ivanhoe Mines Ltd. (Canada)†(d)	7.875%	1/23/2030		22,586,000	22,730,234
JW Aluminum Continuous Cast Co.†	10.25%	4/1/2030		22,434,000	23,432,017
Novelis Corp.†	6.875%	1/30/2030		56,426,000	57,930,537
PLS Group Ltd. (Australia)†(d)	6.875%	5/1/2031		9,895,000	10,037,402
Vedanta Resources Finance II PLC (United Kingdom)(d)	9.475%	7/24/2030		9,100,000	9,134,045
WE Soda Investments Holding PLC (United Kingdom)(d)	9.50%	10/6/2028		23,050,000	23,200,488
Total					304,691,971

Miscellaneous Manufacturing 1.27%
Axon Enterprise, Inc.†	6.125%	3/15/2030		25,283,000	25,639,794
Calderys Financing II LLC†	11.75%	6/1/2028		17,815,937	18,180,611
GrafTech Global Enterprises, Inc.†(e)	9.875%	12/23/2029		33,312,000	23,480,260
LSB Industries, Inc.†	6.25%	10/15/2028		35,522,000	35,549,867
Maxam Prill SARL (Luxembourg)†(d)	7.75%	7/15/2030		32,500,000	33,485,335
Total					136,335,867

Oil & Gas 9.04%
Azule Energy Finance PLC (United Kingdom)(d)	8.125%	1/23/2030		16,700,000	16,963,412
Azule Energy Finance PLC (United Kingdom)(d)	8.25%	1/22/2031		4,600,000	4,682,662

88	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas (continued)
Azule Energy Finance PLC (United Kingdom)(d)	8.25%		1/22/2031		$5,000,000	$5,089,850
Beusa Investments LLC†	7.00%		8/1/2031		11,711,000	11,451,309
BKV Upstream Midstream LLC†	7.50%		10/15/2030		36,417,000	36,395,485
Borr IHC Ltd./Borr Finance LLC†	8.75%		1/15/2032		14,645,000	14,340,384
Borr IHC Ltd./Borr Finance LLC†	9.00%		1/15/2034		26,550,000	26,025,596
Caturus Energy LLC†	7.125%		5/15/2031		5,022,000	4,984,673
Caturus Energy LLC†	8.50%		2/15/2030		38,982,000	40,396,891
CITGO Petroleum Corp.†	8.375%		1/15/2029		22,898,000	23,575,323
Comstock Resources, Inc.†	6.75%		3/1/2029		18,852,000	18,575,511
Crescent Energy Finance LLC†	7.875%		4/15/2032		25,025,000	25,498,548
Global Marine, Inc.	7.00%		6/1/2028		29,526,000	30,134,885
Gulfport Energy Operating Corp.†	6.75%		9/1/2029		19,177,000	19,436,273
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		2/1/2029		6,700,000	6,691,182
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%		2/1/2031		9,700,000	9,461,292
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		11/1/2028		29,493,000	29,598,998
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		4/15/2032		8,500,000	8,256,318
Infinity Natural Resources LLC†	7.625%		4/1/2031		30,533,000	30,480,071
Kraken Oil & Gas Partners LLC†	7.125%		5/15/2031		6,292,000	6,209,229
Kraken Oil & Gas Partners LLC†	7.625%		8/15/2029		37,534,000	37,983,958
Moss Creek Resources Holdings, Inc.†	8.25%		9/1/2031		29,215,000	29,299,986
Nabors Industries, Inc.†	7.625%		11/15/2032		9,625,000	9,823,793
Nabors Industries, Inc.†(e)	8.875%		8/15/2031		19,725,000	20,310,418
Noble Finance II LLC†	8.00%		4/15/2030		33,765,000	34,923,686
Occidental Petroleum Corp.	7.50%		5/1/2031		8,150,000	8,921,104
Occidental Petroleum Corp.	8.875%		7/15/2030		8,405,000	9,373,685
Parex Resources, Inc. (Canada)†(d)	8.50%		5/11/2031		10,069,000	10,262,287
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%		9/15/2030		9,330,000	9,689,905
PBF Holding Co. LLC/PBF Finance Corp.†(e)	9.875%		3/15/2030		23,062,000	24,717,252
Petroleos Mexicanos (Mexico)(d)	8.75%		6/2/2029		24,320,000	25,876,918
Phillips 66 Co.	5.875% (5 yr. CMT + 2.28%	)#	3/15/2056		19,200,000	18,984,130
Precision Drilling Corp. (Canada)†(d)	6.875%		1/15/2029		11,692,000	11,751,407
Saturn Oil & Gas, Inc. (Canada)†(d)	8.50%		7/30/2031		11,128,000	11,165,748
SierraCol Energy Andina LLC†	6.00%		6/15/2028		13,071,000	12,710,698
SM Energy Co.	6.50%		7/15/2028		9,615,000	9,626,769
SM Energy Co.†	6.75%		8/1/2029		36,004,000	36,545,464
SM Energy Co.†	8.625%		11/1/2030		9,776,000	10,266,736
SM Energy Co.†	8.75%		7/1/2031		6,744,000	7,054,123
Sunoco LP†	7.875% (5 yr. CMT + 4.23%	)#	–	(f)	18,449,000	18,923,287

See Notes to Financial Statements.	89

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Oil & Gas (continued)
Talos Production, Inc.†	9.375%		2/1/2031		$29,938,000	$31,583,093
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029		26,220,000	25,667,807
Transocean International Ltd.†	8.25%		5/15/2029		24,134,000	24,895,331
Transocean International Ltd.†	8.50%		5/15/2031		36,300,000	37,876,146
Valaris Ltd.†	8.375%		4/30/2030		41,236,000	42,710,022
Vermilion Energy, Inc. (Canada)†(d)	6.875%		5/1/2030		35,500,000	35,365,316
Wildfire Intermediate Holdings LLC†	7.50%		10/15/2029		41,182,000	42,444,558
Total						967,001,519

Oil & Gas Services 1.11%
CHC Group LLC†	11.75%		9/1/2030		31,777,000	27,215,815
Enerflex, Inc.†	6.875%		1/15/2031		8,813,000	8,963,050
Helix Energy Solutions Group, Inc.†	9.75%		3/1/2029		12,414,000	13,063,774
SESI LLC†	7.875%		9/30/2030		40,301,000	40,805,400
Star Holding LLC†	8.75%		8/1/2031		7,212,000	7,374,198
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%		3/15/2029		20,805,000	21,263,792
Total						118,686,029

Packaging & Containers 1.60%
Ardagh Group SA (Luxembourg)†(d)	11.00%		12/1/2030		20,968,795	19,447,253
Ardagh Group SA	11.00%		12/1/2030	EUR	8,741,481	9,416,433
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†(e)	6.25%		1/30/2031		$3,659,000	3,686,523
Clydesdale Acquisition Holdings, Inc.†	6.875%		1/15/2030		21,500,000	21,342,024
Clydesdale Acquisition Holdings, Inc.†(e)	8.75%		4/15/2030		32,945,000	31,515,487
Mauser Packaging Solutions Holding Co.†	7.875%		4/15/2030		9,600,000	9,798,000
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2030		26,877,000	26,661,547
Multi-Color Corp.†(e)	8.50%		5/11/2033		9,391,567	8,208,887
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC (Jersey)†(d)	9.50%		5/15/2030		13,072,000	11,819,884
Trivium Packaging Finance BV (Netherlands)†(d)	12.25%		1/15/2031		26,589,000	29,439,155
Total						171,335,193

Pharmaceuticals 1.12%
BellRing Brands, Inc.†	7.00%		3/15/2030		11,050,000	10,931,874
Cheplapharm Arzneimittel GmbH	7.50%		5/15/2030	EUR	10,500,000	12,546,461
Curaleaf Holdings, Inc.	11.50%		2/18/2029		$13,941,000	14,387,112
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055		9,300,000	9,580,944

90	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pharmaceuticals (continued)
Elanco Animal Health, Inc.	6.40%		8/28/2028		$4,800,000	$4,907,942
HLF Financing SARL LLC/Herbalife International, Inc.†	4.875%		6/1/2029		50,873,000	47,347,974
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	6.75%		3/1/2028		11,500,000	11,734,382
Teva Pharmaceutical Finance Netherlands IV BV (Netherlands)(d)	5.75%		12/1/2030		8,170,000	8,277,534
Total						119,714,223

Pipelines 2.56%
Buckeye Partners LP†	6.75%		2/1/2030		40,998,000	42,028,690
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029		8,578,000	8,905,765
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%	)#	–	(f)	26,924,000	26,931,531
Energy Transfer LP	6.55% (5 yr. CMT + 2.34%	)#	1/15/2057		19,207,000	18,971,494
Energy Transfer LP	6.625% (3 mo. USD Term SOFR + 4.42%	)#	–	(f)	9,550,000	9,588,658
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029		3,227,000	3,329,661
Golar LNG Ltd.†	7.50%		10/2/2030		1,428,000	1,458,375
Golar LNG Ltd.	7.75%		9/19/2029		14,600,000	14,851,829
Plains All American Pipeline LP	8.023% (3 mo. USD Term SOFR + 4.37%	)#	–	(f)	16,280,000	16,280,737
Venture Global LNG, Inc.†	7.00%		1/15/2030		20,150,000	20,480,178
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%	)#	–	(f)	46,440,000	46,283,265
Venture Global LNG, Inc.†	9.50%		2/1/2029		51,025,000	54,640,887
Western Midstream Operating LP†	7.25%		4/1/2030		10,161,000	10,637,683
Total						274,388,753

Real Estate 1.19%
CoreLogic, Inc.†	9.00%		8/1/2031		21,935,000	21,657,104
Cushman & Wakefield U.S. Borrower LLC†	6.75%		5/15/2028		6,595,000	6,615,204
Five Point Operating Co. LP†(e)	8.00%		10/1/2030		30,667,000	31,449,254
Hunt Cos., Inc.†	5.25%		4/15/2029		21,166,000	20,616,039
Kennedy-Wilson, Inc.†	7.00%		6/1/2031		25,972,000	26,465,309
Newmark Group, Inc.	7.50%		1/12/2029		19,365,000	20,102,419
Total						126,905,329

See Notes to Financial Statements.	91

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REITS 2.76%
Arbor Realty SR, Inc.†(e)	7.875%	7/15/2030	$5,300,000	$4,823,473
Arbor Realty SR, Inc.†(e)	8.50%	12/15/2028	13,013,000	12,485,808
Blackstone Mortgage Trust, Inc.†	6.25%	6/1/2031	19,809,000	18,953,275
Blackstone Mortgage Trust, Inc.†	7.75%	12/1/2029	15,055,000	15,570,318
Brandywine Operating Partnership LP(e)	6.125%	1/15/2031	4,895,000	4,710,128
Brandywine Operating Partnership LP	8.875%	4/12/2029	32,099,000	33,668,481
Diversified Healthcare Trust†	7.25%	10/15/2030	17,702,000	18,164,553
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM†	7.375%	9/30/2030	25,094,000	24,950,620
Hudson Pacific Properties LP(e)	4.65%	4/1/2029	21,762,000	20,477,509
Hudson Pacific Properties LP	5.95%	2/15/2028	5,275,000	5,232,203
Millrose Properties, Inc.†	6.375%	8/1/2030	22,348,000	22,533,555
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	4.875%	5/15/2029	5,200,000	5,071,532
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	9,575,000	9,568,358
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.00%	2/1/2030	5,300,000	5,389,353
Piedmont Operating Partnership LP	6.875%	7/15/2029	13,913,000	14,488,049
Piedmont Operating Partnership LP	9.25%	7/20/2028	4,025,000	4,317,951
Starwood Property Trust, Inc.†	6.50%	7/1/2030	16,525,000	16,809,048
Starwood Property Trust, Inc.†	6.50%	10/15/2030	8,568,000	8,691,955
Starwood Property Trust, Inc.†	7.25%	4/1/2029	42,655,000	44,005,116
Uniti Group LP/Uniti Fiber Holdings,Inc./CSL Capital LLC†	6.00%	1/15/2030	5,269,000	5,031,833
Total				294,943,118

Retail 3.81%
Advance Auto Parts, Inc.†	7.00%	8/1/2030	32,604,000	33,434,587
Arko Corp.†(e)	5.125%	11/15/2029	24,300,000	22,737,046
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†(e)	5.125%	4/15/2029	26,654,000	25,395,846
Family Dollar Stores LLC†(b)	10.00%	7/31/2031	10,658,000	10,498,125
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.†(e)	6.75%	1/15/2030	15,850,000	15,574,116
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	8.375%	1/15/2029	23,748,000	23,581,552
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	11.50%	8/15/2029	16,960,000	17,842,971

92	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
GPS Hospitality Operating Co. LLC/GPS New Finco, Inc.†	9.50%	5/28/2030		$3,771,055	$3,676,779
GPS Hospitality Operating Co. LLC/GPS New Finco, Inc.†	11.00%	3/5/2031		4,560,125	4,218,116
LBM Acquisition LLC†	6.25%	1/15/2029		17,250,000	11,139,512
LBM Acquisition LLC†	9.50%	6/15/2031		27,554,000	23,204,594
Michaels Cos., Inc.†	8.50%	3/15/2033		15,579,000	15,443,793
Park River Holdings, Inc.†	8.00%	3/15/2031		29,570,000	29,460,068
Park River Holdings, Inc.†(e)	8.75%	12/31/2030		17,023,652	15,739,876
Petco Health & Wellness Co., Inc.†(e)	8.25%	2/1/2031		14,574,000	14,631,494
Punch Finance PLC†	7.875%	12/30/2030	GBP	7,468,000	10,411,500
Punch Finance PLC	7.875%	12/30/2030	GBP	11,220,000	15,642,344
QXO Building Products, Inc.†	6.50%	7/15/2031		$12,658,000	12,721,032
Specialty Building Products Holdings LLC/SBP Finance Corp.†	7.75%	10/15/2029		19,543,000	18,575,786
Staples, Inc.†	10.75%	9/1/2029		5,054,000	4,839,846
Stonegate Pub Co. Financing PLC	10.75%	7/31/2029	GBP	24,462,000	33,578,696
Victra Holdings LLC/Victra Finance Corp.†(e)	8.75%	9/15/2029		$35,719,000	36,403,055
Waga Bondco Ltd.	8.50%	6/15/2030	GBP	8,170,000	9,072,515
Total					407,823,249

Semiconductors 0.44%
ams-OSRAM AG	7.25%	5/31/2032	EUR	3,232,000	3,764,877
ams-OSRAM AG†	7.25%	5/31/2032	EUR	7,201,000	8,388,268
ams-OSRAM AG	10.50%	3/30/2029	EUR	2,167,927	2,646,830
Kioxia Holdings Corp. (Japan)†(d)	6.25%	7/24/2030		$31,200,000	31,913,638
Total					46,713,613

Software 2.20%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.†	8.00%	6/15/2029		13,482,000	8,830,710
Central Parent, Inc./CDK Global, Inc.†	7.25%	6/15/2029		29,908,000	19,589,740
Cloud Software Group LLC†	6.50%	3/31/2029		10,800,000	10,562,596
Cloud Software Group LLC†	8.25%	6/30/2032		23,385,000	22,140,513
Cloud Software Group LLC†	9.00%	9/30/2029		16,100,000	15,788,653
CoreWeave, Inc.†(e)	9.25%	6/1/2030		49,579,000	46,384,942
Ellucian Holdings, Inc.†	6.50%	12/1/2029		17,338,000	16,715,623
Open Text Corp. (Canada)†(d)	3.875%	2/15/2028		22,555,000	22,003,007
Oracle Corp.	6.15%	11/9/2029		18,250,000	18,466,446
Pagaya U.S. Holdings Co. LLC†(e)	8.875%	8/1/2030		23,700,000	21,168,551
Playtika Holding Corp. (Israel)†(d)(e)	4.25%	3/15/2029		11,525,000	10,481,701

See Notes to Financial Statements.	93

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Rackspace Finance LLC†(e)	3.50%	5/15/2028		$2,892,857	$2,560,178
Rocket Software, Inc.†(e)	6.50%	2/15/2029		5,775,000	5,326,374
Rocket Software, Inc.†	9.00%	11/28/2028		5,232,000	5,182,750
Ubisoft Entertainment SA	0.878%	11/24/2027	EUR	10,200,000	10,590,115
Total					235,791,899

Telecommunications 5.86%
APLD ComputeCo 2 LLC†	6.75%	3/15/2031		$10,078,000	9,861,460
APLD ComputeCo 3 LLC†	7.00%	6/15/2031		22,320,000	21,796,039
APLD ComputeCo LLC†	9.25%	12/15/2030		10,050,000	10,688,637
Cipher Compute LLC†	7.125%	11/15/2030		46,371,000	47,356,894
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(d)	9.00%	9/15/2029		23,325,000	24,496,604
Core Scientific Finance I LLC†	7.75%	5/15/2031		40,977,000	40,175,296
Edged Compute LLC†	7.50%	4/30/2031		16,015,000	15,201,055
ELK Grove Village Property LLC†	7.50%	6/15/2031		37,405,000	36,076,664
Eutelsat Communications SACA	5.75%	3/15/2031	EUR	5,967,000	7,008,033
Eutelsat Communications SACA†	5.75%	3/15/2031	EUR	2,786,000	3,276,540
Flash Compute LLC†	7.25%	12/31/2030		$43,483,000	43,964,461
Galaxy Helios Data Centers II LLC†	9.875%	8/1/2031		10,832,000	10,872,892
Hughes Satellite Systems Corp.	5.25%	8/1/2026		12,282,000	9,021,129
Hughes Satellite Systems Corp.	6.625%	8/1/2026		16,778,000	7,186,807
Iliad Holding SAS (France)†(d)	7.00%	10/15/2028		25,750,000	25,827,611
Meridian Arc Holdco LLC†	6.25%	4/30/2031		52,409,000	50,407,123
Millicom International Cellular SA (Luxembourg)(d)	6.25%	3/25/2029		22,343,400	22,345,549
PR RNO Property Owner 1 LLC†	6.50%	5/1/2031		55,149,000	51,997,184
SE Cosmos LLC†	8.875%	5/1/2031		21,850,000	21,574,127
SV RNO Property Owner 1 LLC†	5.875%	3/1/2031		44,080,000	40,988,481
Viasat, Inc.†	6.50%	7/15/2028		5,050,000	5,014,925
Viasat, Inc.†	7.50%	5/30/2031		19,835,000	19,854,740
Vmed O2 U.K. Financing I PLC	4.50%	7/15/2031	GBP	12,650,000	13,988,711
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	7.75%	4/15/2032		$14,600,000	12,296,885
WULF Compute LLC†	7.75%	10/15/2030		51,427,000	53,476,983
Yondr JK 1 LLC†	6.875%	6/30/2031		23,312,000	22,225,624
Total					626,980,454

94	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Transportation 1.61%
Carriage Purchaser, Inc.†	7.875%		10/15/2029			$34,646,000	$34,280,745
Mobico Group PLC	3.625%		11/20/2028		GBP	8,166,000	10,339,824
Mobico Group PLC	7.853% (5 yr. U.K. Government Bond + 4.14%	)#	–	(f)	GBP	7,567,000	6,472,504
Ocado Group PLC	10.50%		8/8/2029		GBP	5,858,000	8,153,588
PODS LLC†	8.75%		5/15/2031			$15,925,000	15,207,703
Rand Parent LLC†	8.50%		2/15/2030			32,584,000	33,428,740
Seaspan Corp. Pte. Ltd. (Hong Kong)†(d)	5.50%		8/1/2029			25,987,000	25,269,178
Star Leasing Co. LLC†	7.625%		2/15/2030			35,430,000	34,521,128
XPO, Inc.†	6.25%		6/1/2028			4,404,000	4,445,235
Total							172,118,645
Total Corporate Bonds (cost $9,655,360,960)							9,518,999,712

FLOATING RATE LOANS(h) 3.83%

Airlines 0.04%
JetBlue Airways Corp. 2024 Term Loan B	8.427% (3 mo. USD Term SOFR + 4.75%	)	8/27/2029			5,248,291	4,584,382

Auto Parts & Equipment 0.25%
Autokiniton U.S. Holdings, Inc. 2024 Term Loan B	7.845% (1 mo. USD Term SOFR + 4.00%	)	4/6/2028			15,380,209	15,394,128
First Brands Group LLC 2021 Term Loan(g)	–	(i)	3/30/2027			4,284,204	10,735
First Brands Group LLC 2022 Incremental Term Loan(g)	–	(i)	3/30/2027			3,582,319	8,977
First Brands Group LLC 2025 DIP Term Loan(g)	–	(i)	6/29/2027			33,156	6,039
First Brands Group LLC 2025 PIK DIP Roll-Up Term Loan B(g)	–	(i)	6/29/2027			9,029,049	28,171
RealTruck Group, Inc. 2026 FLSO Tranche A Term Loan	8.648% (3 mo. USD Term SOFR + 4.75%	)	1/31/2031			6,705,024	4,023,014
RealTruck Group, Inc. 2026 FLSO Tranche B Term Loan B	9.898% (3 mo. USD Term SOFR + 6.00%	)	1/31/2031			11,697,813	7,028,455
Total							26,499,519

See Notes to Financial Statements.	95

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Building Materials 0.11%
ACProducts, Inc. 2026 First Lien First Out Term Loan	9.232% (3 mo. USD Term SOFR + 5.50%	)	11/14/2031	$393,908	$404,347
Oscar AcquisitionCo LLC Term Loan B	7.982% (3 mo. USD Term SOFR + 4.25%	)	4/30/2029	16,339,155	11,192,321
Total					11,596,668

Chemicals 0.12%
ASP Unifrax Holdings, Inc. 2026 DIP Term Loan	–	(i)	11/30/2026	1,414,528	1,373,692
INEOS Quattro Holdings U.K. Ltd. 2023 USD 1st Lien Term Loan B (United Kingdom)(d)	8.081% (1 mo. USD Term SOFR + 4.25%	)	4/2/2029	12,754,758	11,000,979
Total					12,374,671

Commercial Services 0.52%
CRM Series Seller 2025 LLC Revolver(j)	7.43% - 7.75% (PRIME Rate + 1.00% (3 mo. USD Term SOFR + 3.85%	) )	8/20/2030	16,500,000	16,509,900	(k)
Spin Holdco, Inc. 2026 First Lien Second Out Term Loan	–	(i)	9/4/2030	13,920,625	10,356,388
Stonepeak Taurus Lower Holdings LLC 2022 2nd Lien Term Loan	10.832% (3 mo. USD Term SOFR + 7.00%	)	1/28/2030	9,795,000	8,107,419
TruGreen LP 2020 Term Loan	7.766% (3 mo. USD Term SOFR + 4.00%	)	11/2/2027	21,564,950	20,378,878	(k)
Total					55,352,585

Computers 0.15%
McAfee LLC 2024 USD 1st Lien Term Loan B	6.731% (1 mo. USD Term SOFR + 3.00%	)	3/1/2029	10,141,369	9,201,518
Sophos Holdings LLC 2025 Incremental Term Loan	–	(i)	3/5/2027	7,372,911	6,997,703
Total					16,199,221

96	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Containers & Packaging 0.05%
Tosca Services LLC 2024 Second Out Superpriority PIK Term Loan B	8.082% (3 mo. USD Term SOFR + 4.25%	)	11/30/2028	$5,624,271	$5,466,088

Cosmetics/Personal Care 0.21%
Conair Holdings LLC Term Loan B	7.595% (1 mo. USD Term SOFR + 3.75%	)	5/17/2028	26,217,207	22,710,787

Diversified Financial Services 0.17%
BSFR II UTE I LLC Revolver(j)	7.647% - 7.75% (1 mo. USD Term SOFR + 4.00% (3 mo. USD Term SOFR + 4.00%	) )	3/24/2028	7,425,000	7,411,635	(k)
Osaic Holdings, Inc. 2026 Term Loan B	6.232% (3 mo. USD Term SOFR + 2.50%	)	7/30/2032	10,548,563	10,497,191
Total					17,908,826

Gaming/Leisure 0.06%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(d)	9.019% (6 mo. USD Term SOFR + 5.25%	)	7/1/2028	6,081,054	6,074,730

Health Care Products 0.09%
Hologic, Inc. 2026 USD 2nd Lien Term Loan	8.745% (3 mo. USD Term SOFR + 5.00%	)	4/7/2034	9,800,000	9,702,000	(k)

Health Care Services 0.15%
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	8.073% (3 mo. USD Term SOFR + 4.25%	)	3/30/2029	9,017,979	8,375,448
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	9.323% (3 mo. USD Term SOFR + 5.50%	)	3/30/2029	7,187,558	6,846,149
New WPCC Parent LLC Term Loan	13.231% (1 mo. USD Term SOFR + 9.50%	)	5/9/2030	582,164	567,610	(k)
Total					15,789,207

See Notes to Financial Statements.	97

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Information Technology Services 0.01%
Recovery Solutions Parent LLC Term Loan	11.232% (3 mo. USD Term SOFR + 7.50%	)	1/28/2030		$1,176,693	$1,167,503

Internet 0.11%
Proofpoint, Inc. 2025 Repriced Term Loan	–	(i)	8/31/2028		11,500,000	11,314,965

Machinery: Diversified 0.08%
LSF12 Badger Bidco LLC Term Loan B	8.731% (1 mo. USD Term SOFR + 5.00%	)	8/30/2030		9,003,526	9,082,307

Media 0.36%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.147% (3 mo. USD Term SOFR + 3.30%	)	12/31/2029		19,139,060	16,973,954
Sinclair Television Group, Inc. 2025 Term Loan B7	7.932% (3 mo. USD Term SOFR + 4.10%	)	12/31/2030		13,738,699	11,965,583
Virgin Media Bristol LLC 2020 USD Term Loan Q	7.041% (1 mo. USD Term SOFR + 3.25%	)	1/31/2029		10,500,000	9,525,022
Total						38,464,559

Metal Fabricate/Hardware 0.30%
Tank Holding Corp. 2022 Term Loan	9.581% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		30,138,791	28,820,219
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	9.831% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028		1,138,626	1,081,695
Tank Holding Corp. 2023 Incremental Term Loan	9.831% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028		2,684,960	2,550,712
Total						32,452,626

Miscellaneous Manufacture 0.10%
Rohm Holding GmbH 2024 EUR PIK Term Loan B	7.681% (6 mo. EURIBOR + 5.00%	)	1/31/2029	EUR	9,541,843	10,874,218

98	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pharmaceuticals 0.04%
Milano Acquisiton Corp. 2nd Lien Term Loan	11.852% (3 mo. USD Term SOFR + 8.00%	)	10/2/2028	$4,812,000	$4,547,340	(k)

Retail 0.25%
LBM Acquisition LLC 2024 Incremental Term Loan B	7.574% (1 mo. USD Term SOFR + 3.75%	)	6/6/2031	5,746,364	4,619,444
Petco Health & Wellness Co., Inc. 2026 Term Loan B	–	(i)	2/3/2031	5,760,563	5,755,032
RVR Dealership Holdings LLC 2026 Term Loan B	8.31% (3 mo. USD Term SOFR + 4.50%	)	2/26/2033	16,880,692	16,092,871
Total					26,467,347

Software 0.56%
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	9.573% (3 mo. USD Term SOFR + 5.75%	)	7/30/2032	10,315,000	9,322,233
Boxer Parent Co., Inc. 2025 USD Term Loan B	6.416% (3 mo. USD Term SOFR + 2.75%	)	7/30/2031	5,930,000	5,416,076
Central Parent, Inc. 2024 Term Loan B	6.982% (3 mo. USD Term SOFR + 3.25%	)	7/6/2029	8,249,060	5,361,889
ConnectWise LLC 2021 Term Loan B	7.494% (3 mo. USD Term SOFR + 3.50%	)	9/29/2028	11,525,000	10,856,147
Darktrace PLC 1st Lien Term Loan (United Kingdom)(d)	6.988% (3 mo. USD Term SOFR + 3.25%	)	10/9/2031	10,479,470	9,638,754
Finastra USA, Inc. 2025 USD Term Loan	7.746% (6 mo. USD Term SOFR + 4.00%	)	9/15/2032	11,525,000	11,089,240
Rackspace Finance LLC 2024 First Lien Second Out Term Loan	6.532% (1 mo. USD Term SOFR + 2.75%	)	5/15/2028	8,124,602	7,378,886
VCI Asset Holdings 3 LLC Fixed Term Loan	6.875%		4/24/2031	1,449,700	1,435,203	(k)
Total					60,498,428

See Notes to Financial Statements.	99

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Telecommunications 0.10%
Delta TopCo, Inc. 2025 Term Loan B	–	(i)	11/30/2029	$11,021,954	$10,578,596
Total Floating Rate Loans (cost $426,995,295)					409,706,573

FOREIGN GOVERNMENT OBLIGATIONS(d) 0.15%

Angola 0.15%
Angola Government International Bonds (cost $15,707,466)	9.244%		1/15/2031	15,400,000	16,149,861

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.57%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA5 Class B2†	15.116% (30 day USD SOFR Average + 11.50%	)#	10/25/2050	9,000,000	12,314,092
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA1 Class B2†	8.831% (30 day USD SOFR Average + 5.21%	)#	1/25/2050	2,270,000	2,508,504
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class B2†	9.866% (30 day USD SOFR Average + 6.25%	)#	9/25/2041	1,380,000	1,389,840
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class B2†	10.616% (30 day USD SOFR Average + 7.00%	)#	12/25/2041	1,845,000	1,886,408
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	8.866% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	10,000,000	10,262,941
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M2†	8.966% (30 day USD SOFR Average + 5.35%	)#	8/25/2042	20,000,000	20,884,904
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA1 Class B2†	15.981% (30 day USD SOFR Average + 12.36%	)#	2/25/2049	2,280,000	2,714,593

100	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02 Class 2B2†	9.816% (30 day USD SOFR Average + 6.20%	)#	11/25/2041	$883,000	$896,183
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2B2†	11.266% (30 day USD SOFR Average + 7.65%	)#	1/25/2042	1,890,000	1,945,935
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1B2†	14.216% (30 day USD SOFR Average + 10.60%	)#	5/25/2042	5,255,000	5,642,217
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R07 Class 1B2†	15.616% (30 day USD SOFR Average + 12.00%	)#	6/25/2042	685,300	748,891
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $62,041,206)					61,194,508

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.23%
BSPDF Issuer LLC Series 2026-FL4 Class AS†	5.32% (1 mo. USD Term SOFR + 1.65%	)#	11/18/2043	5,000,000	5,002,479
PFP Ltd. Series 2026-14 Class B†	5.47% (1 mo. USD Term SOFR + 1.80%	)#	12/18/2043	9,000,000	8,998,569
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	10,000,000	10,412,268
Total Non-Agency Commercial Mortgage-Backed Securities (cost $24,502,160)					24,413,316

See Notes to Financial Statements.	101

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investments	Dividend Rate		Shares	Fair Value
PREFERRED STOCKS 0.02%

Commercial Services & Supplies 0.02%
Labels Buyer LLC (cost $2,833,590)	12.00%		2,879	$2,331,990

	Exercise Price	Expiration Date
WARRANTS 0.00%

Commercial Services & Supplies 0.00%
Labels Buyer LLC* (cost $32,590)	$256.00	5/11/2033	3,259	11,542
Total Long-Term Investments (cost $10,651,098,270)				10,504,539,043

			Principal Amount‡
SHORT-TERM INVESTMENTS 5.06%

TIME DEPOSITS 0.51%
CitiBank N.A.(l) (cost $54,171,573)			$54,171,573	54,171,573

			Shares
MONEY MARKET FUNDS 4.55%
Fidelity Government Portfolio(l) (cost $487,544,156)			487,544,156	487,544,156
Total Short-Term Investments (cost $541,715,729)				541,715,729
Total Investments in Securities 103.22% (cost $11,192,813,999)				11,046,254,772
Less Unfunded Loan Commitments (0.17%) (cost $18,007,187)				(18,019,880)
Net Investments in Securities 103.05% (cost $11,174,806,812)				11,028,234,892
Other Assets and Liabilities – Net (3.05)%				(327,007,137)
Net Assets 100.00%				$10,701,227,755

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2026, the total value of Rule 144A securities was $7,816,546,931, which represents 73.04% of net assets (See Note 2(h)).
#	Variable rate security. The interest rate represents the rate in effect at July 31, 2026.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

102	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

(b)	Securities purchased on a when-issued basis (See Note 2(k)).
(c)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(d)	Foreign security traded in U.S. dollars.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at July 31, 2026.
(i)	Interest rate to be determined.
(j)	Security partially/fully unfunded. See Note 2(c).
(k)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Security was purchased with the cash collateral from loaned securities.

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at July 31, 2026(1):

Referenced Indexes/Issuers	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/(Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Value
CDX.NA.HY.S46	5.00%	6/20/2031	$498,687,750	$36,958,201	$777,680	$37,735,881

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Total unrealized appreciation on Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers amounted to $777,680. Total unrealized depreciation on Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers amounted to $0.

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at July 31, 2026:

Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
2.600%	CPI Urban Consumer NSA	4/24/2031	$322,000,000	$1,578,006	(1)

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at July 31, 2026:

Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
2.684%	CPI Urban Consumer NSA	6/15/2028	$270,000,000	$(737,219)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.
(1)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $731,885, which includes upfront payment of $2,309,891. Upfront payments paid (received) are presented net of amortization.

See Notes to Financial Statements.	103

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at July 31, 2026(1):

Referenced Indexes/ Issuers*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Credit Default Swap Agreements Payable at Fair Value
CMBX. NA.BBB-.19	Citigroup	3.000%	12/17/2058	$20,000,000	$(1,538,680)	$94,930	$(1,443,750)
CMBX. NA.BBB-.19	Citigroup	3.000%	12/17/2058	20,000,000	(1,492,203)	48,453	(1,443,750)
Total					$(3,030,883)	$143,383	$(2,887,500)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $143,383. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.

Total Return Swap Contracts at July 31, 2026:

Swap Counter- party	Refer- enced Index*	Refer- enced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation	Value
Morgan Stanley	IBOXX	12-Month USD SOFR Index	215,843	Long	9/20/2026	$50,000,000	$–	$143,213	$143,213

Swap Counter- party	Refer- enced Index*	Refer- enced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment Paid/ (Received) Net of Amortization	Unrealized Depreciation	Value
Morgan Stanley	IBOXX	12-Month USD SOFR Index	215,471	Long	12/20/2026	$50,000,000	$–	$(12,714)	$(12,714)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	214,915	Long	12/20/2026	50,000,000	–	(141,629)	(141,629)
Total						$100,000,000	$–	$(154,343)	$(154,343)

SOFR	Secured Overnight Financing Rate.
*	iBoxx Leveraged Loan Index.

104	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Forward Foreign Currency Exchange Contracts at July 31, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Goldman Sachs	8/7/2026	2,126,000	$2,864,907	$2,865,304	$397
British pound	Buy	State Street Bank and Trust	8/7/2026	1,313,000	1,762,508	1,769,588	7,080
British pound	Buy	State Street Bank and Trust	8/7/2026	4,293,000	5,775,415	5,785,866	10,451
British pound	Buy	Toronto Dominion Bank	8/7/2026	3,981,000	5,351,889	5,365,370	13,481
Euro	Buy	JP Morgan	9/18/2026	3,019,000	3,456,366	3,487,556	31,190
Euro	Buy	Morgan Stanley	9/18/2026	2,219,000	2,533,210	2,563,394	30,184
Euro	Buy	Morgan Stanley	9/18/2026	2,358,000	2,703,565	2,723,967	20,402
Euro	Buy	State Street Bank and Trust	9/18/2026	1,799,000	2,068,431	2,078,209	9,778
Euro	Buy	Toronto Dominion Bank	9/18/2026	1,303,000	1,493,645	1,505,229	11,584
British pound	Sell	State Street Bank and Trust	8/7/2026	228,822,000	308,768,974	308,393,533	375,442
British pound	Sell	State Street Bank and Trust	8/7/2026	1,049,000	1,429,756	1,413,784	15,972
Euro	Sell	Morgan Stanley	9/18/2026	142,991,000	166,818,977	165,183,543	1,635,434
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,161,395

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Citibank	8/7/2026	3,023,000	$4,083,503	$4,074,231	$(9,272)
British pound	Buy	JP Morgan	8/7/2026	1,198,000	1,627,809	1,614,598	(13,211)
British pound	Buy	Morgan Stanley	8/7/2026	1,462,000	1,975,101	1,970,402	(4,699)
Euro	Buy	State Street Bank and Trust	9/18/2026	2,484,000	2,893,820	2,869,523	(24,297)
British pound	Sell	Bank of America	8/7/2026	7,965,000	10,580,691	10,734,783	(154,092)
British pound	Sell	Barclays Bank PLC	8/7/2026	895,000	1,188,353	1,206,231	(17,878)
British pound	Sell	Citibank	8/7/2026	4,315,000	5,780,865	5,815,516	(34,651)
British pound	Sell	Citibank	8/7/2026	1,960,000	2,627,632	2,641,579	(13,947)
British pound	Sell	State Street Bank and Trust	8/7/2026	1,976,000	2,655,958	2,663,143	(7,185)
British pound	Sell	State Street Bank and Trust	8/7/2026	490,000	653,634	660,395	(6,761)
British pound	Sell	State Street Bank and Trust	8/7/2026	5,043,000	6,769,477	6,796,674	(27,197)
British pound	Sell	State Street Bank and Trust	8/7/2026	1,779,000	2,342,444	2,397,637	(55,193)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(368,383)

See Notes to Financial Statements.	105

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Futures Contracts at July 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2026	1,715	Long	$188,208,067	$185,220,000	$(2,988,067)
U.S. 2-Year Treasury Note	September 2026	4,757	Long	979,240,767	978,083,802	(1,156,965)
U.S. 5-Year Treasury Note	September 2026	1,295	Long	138,574,752	137,239,649	(1,335,103)
Total Unrealized Depreciation on Futures Contracts						$(5,480,135)

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$–	$18,216,380	$18,216,380
Remaining Industries	–	107,817,391	–	107,817,391
Common Stocks
Hotels, Restaurants & Leisure	–	–	152,209	152,209
Remaining Industries	–	2,503,165	–	2,503,165
Convertible Bonds	–	317,560,734	–	317,560,734
Convertible Preferred Stocks	–	25,481,662	–	25,481,662
Corporate Bonds
Entertainment	–	187,976,186	12,199,150	200,175,336
Remaining Industries	–	9,318,824,376	–	9,318,824,376
Floating Rate Loans
Commercial Services	–	18,463,807	36,888,778	55,352,585
Diversified Financial Services	–	10,497,191	7,411,635	17,908,826
Health Care Products	–	–	9,702,000	9,702,000
Health Care Services	–	15,221,597	567,610	15,789,207
Pharmaceuticals	–	–	4,547,340	4,547,340
Software	–	59,063,225	1,435,203	60,498,428
Remaining Industries	–	245,908,187	–	245,908,187
Less Unfunded Loan Commitments	–	–	(18,019,880)	(18,019,880)
Foreign Government Obligations	–	16,149,861	–	16,149,861
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	61,194,508	–	61,194,508
Non-Agency Commercial Mortgage-Backed Securities	–	24,413,316	–	24,413,316
Preferred Stocks	–	2,331,990	–	2,331,990
Warrants	–	11,542	–	11,542
Short-Term Investments
Time Deposits	–	54,171,573	–	54,171,573
Money Market Funds	487,544,156	–	–	487,544,156
Total	$487,544,156	$10,467,590,311	$73,100,425	$11,028,234,892

106	See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION HIGH YIELD FUND July 31, 2026

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$37,735,881	$–	$37,735,881
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	1,578,006	–	1,578,006
Liabilities	–	(737,219)	–	(737,219)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(2,887,500)	–	(2,887,500)
Total Return Swap Contracts
Assets	–	143,213	–	143,213
Liabilities	–	(154,343)	–	(154,343)
Forward Foreign Currency Exchange Contracts
Assets	–	2,161,395	–	2,161,395
Liabilities	–	(368,383)	–	(368,383)
Futures Contracts
Assets	–	–	–	–
Liabilities	(5,480,135)	–	–	(5,480,135)
Total	$(5,480,135)	$37,471,050	$–	$31,990,915

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

See Notes to Financial Statements.	107

Statements of Assets and Liabilities

July 31, 2026

	Emerging Markets Equity Fund	International Growth Fund
ASSETS:
Investments in securities, at cost	$14,204,052	$5,307,701
Investments in securities, at fair value including $0, $0, $2,643,493 and $510,132,358, respectively, of securities loaned	$18,567,924	$6,719,362
Cash	2	–
Cash at brokers for forwards and swap contracts	–	–
Deposits with brokers for futures collateral	12	–
Deposits with brokers for forwards and swap contracts collateral	–	–
Foreign cash, at value (cost $107,719, $59,768, $99,110 and $6,010,035, respectively)	104,936	60,260
Receivables:
Investment securities sold	225,489	73,579
Capital shares sold	50,738	21,456
From advisor (See Note 4)	37,953	42,964
Interest and dividends	35,537	3,197
Variation margin for centrally cleared swap contract agreements	–	–
Securities lending income	–	20
Total return swap contracts, at fair value	–	–
Unrealized appreciation on forward foreign currency exchange contracts	–	–
Unrealized appreciation on unfunded loan commitments	–	–
Prepaid expenses	61,636	71,611
Total assets	19,084,227	6,992,449
LIABILITIES:
Payables:
Investment securities purchased	439,685	313,327
Foreign capital gains taxes deferred	26,677	785
Management fee	10,242	2,423
Capital shares reacquired	4,682	–
12b-1 distribution plan	3,297	887
Trustees’ fees	1,033	1,443
Fund administration	630	215
To brokers for forwards and swap contracts	–	–
Variation margin for futures contracts	–	–
Credit default swap contract agreements payable, at fair value (including upfront payments of $0, $0, $0 and $(3,030,883), respectively)	–	–
Unrealized depreciation on unfunded loan commitments	–	–
Collateral due to broker for securities lending	–	–
Unrealized depreciation on forward foreign currency exchange contracts	–	–
Total return swap contracts, at fair value	–	–
Distributions payable	–	–
Accrued expenses and other liabilities	68,952	52,091
Total liabilities	555,198	371,171
Commitments and contingent liabilities	–	–
NET ASSETS	$18,529,029	$6,621,278
COMPOSITION OF NET ASSETS:
Paid-in capital	$14,360,539	$5,204,986
Total distributable earnings/(loss)	4,168,490	1,416,292
Net Assets	$18,529,029	$6,621,278

108	See Notes to Financial Statements.

Investment Grade Floating Rate Fund	Short Duration High Yield Fund

$5,155,483,916	$11,174,806,812

$5,148,867,630	$11,028,234,892
12,164,775	31,302,018
–	1,610,000
1,567,425	10,542,775
11,469,035	50,039,983

98,838	6,022,451

8,215,941	63,566,875
36,115,326	81,665,044
–	–
15,724,851	194,517,431
266,890	664,725
1,364	387,852
–	143,213

–	2,161,395
–	12,693
417,244	365,872
5,234,909,319	11,471,237,219

196,649,280	104,080,800
–	–
888,397	2,826,571
9,631,612	27,257,124
128,170	583,797
47,063	329,533
161,130	360,335
–	1,610,000
348,568	1,105,175

–	2,887,500
34,077	–
2,738,520	541,715,729
155,908	368,383
–	154,343
22,547,846	66,639,213
6,374,059	20,090,961
239,704,630	770,009,464
–	–
$4,995,204,689	$10,701,227,755

$5,021,101,037	$10,965,671,436
(25,896,348)	(264,443,681)
$4,995,204,689	$10,701,227,755

See Notes to Financial Statements.	109

Statements of Assets and Liabilities (concluded)

July 31, 2026

	Emerging Markets Equity Fund	International Growth Fund
Net Assets by class:
Class A Shares	$10,057,245	$2,990,319
Class C Shares	$1,337,782	$285,538
Class F Shares	$91,056	$134,927
Class F3 Shares	$422,111	$13,484
Class I Shares	$5,291,185	$1,338,446
Class R3 Shares	$–	$19,616
Class R4 Shares	$–	$13,400
Class R5 Shares	$–	$13,441
Class R6 Shares	$1,329,650	$1,812,107
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	399,280	148,820
Class C Shares	53,639	14,546
Class F Shares	3,593	6,667
Class F3 Shares	16,667	667
Class I Shares	209,419	66,383
Class R3 Shares	–	980
Class R4 Shares	–	667
Class R5 Shares	–	667
Class R6 Shares	52,500	89,613

Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$25.19	$20.09
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%, 5.75%, 2.25% and 2.25%, respectively)	$26.73	$21.32
Class C Shares-Net asset value	$24.94	$19.63
Class F Shares-Net asset value	$25.34	$20.24
Class F3 Shares-Net asset value	$25.33	$20.23
Class I Shares-Net asset value	$25.27	$20.16
Class R3 Shares-Net asset value	$ –	$20.02
Class R4 Shares-Net asset value	$ –	$20.10
Class R5 Shares-Net asset value	$ –	$20.16
Class R6 Shares-Net asset value	$25.33	$20.22

*	Net asset value may not recalculate due to rounding of fractional shares.

110	See Notes to Financial Statements.

Investment Grade Floating Rate Fund	Short Duration High Yield Fund

$475,996,545	$1,112,444,508
$87,620,600	$389,625,662
$125,547,022	$89,003,379
$199,210,549	$557,717,185
$4,106,252,574	$8,535,775,908
$–	$1,283,136
$–	$2,572
$10,993	$3,832,776
$566,406	$11,542,629

46,733,258	116,141,273
8,601,760	40,679,438
12,321,882	9,299,191
19,558,765	58,200,245
403,128,762	892,938,952
–	133,978
–	269
1,079	400,206
55,606	1,205,573

$10.19	$9.58

$10.42	$9.80
$10.19	$9.58
$10.19	$9.57
$10.19	$9.58
$10.19	$9.56
$ –	$9.58
$ –	$9.58
$10.18	$9.58
$10.19	$9.57

See Notes to Financial Statements.	111

Statements of Operations

For the Year Ended July 31, 2026

	Emerging Markets Equity Fund	International Growth Fund
Investment income:
Dividends (net of foreign withholding taxes of $29,736, $7,221, $0 and $0, respectively)	$227,390	$55,275
Securities lending net income	–	20
Interest and other (net of foreign withholding taxes of $1, $0, $0 and $94,917, respectively)	8,570	3,306
Total investment income	235,960	58,601
Expenses:
Management fee	73,550	21,144
12b-1 distribution plan–Class A	15,282	5,648
12b-1 distribution plan–Class C	9,885	1,968
12b-1 distribution plan–Class F	60	123
12b-1 distribution plan–Class R3	–	90
12b-1 distribution plan–Class R4	–	31
Registration	152,539	147,349
Professional	72,989	73,538
Custody	59,798	22,618
Reports to shareholders	28,216	23,280
Fund administration	4,526	1,879
Shareholder servicing	3,731	2,184
Trustees’ fees	558	517
Reverse repurchase agreements interest expense (See Note 2(i))	–	–
Other	8,176	20,859
Gross expenses	429,310	321,228
Fees waived and expenses reimbursed (See Note 4)	(302,667)	(281,346)
Net expenses	126,643	39,882
Net investment income	109,317	18,719
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	241,944	430,454
Net realized gain/(loss) on futures contracts	215	–
Net realized gain/(loss) on forward foreign currency exchange contracts	–	–
Net realized gain/(loss) on OTC written options	–	–
Net realized gain/(loss) on swap contracts	–	–
Net realized gain/(loss) on foreign capital gains taxes	(8,737)	162
Net realized gain/(loss) on foreign currency related transactions	(17,162)	(4,610)
Net change in unrealized appreciation/(depreciation) on investments	2,769,247	564,421
Net change in unrealized appreciation/(depreciation) on futures contracts	–	–
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	–
Net change in unrealized appreciation/(depreciation) on swap contracts	–	–
Net change in unrealized appreciation/(depreciation) on deferred foreign capital gains taxes	(2,347)	703
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	4,249	3,178
Net change in unrealized appreciation/(depreciation) on unfunded loan commitments	–	–
Net realized and unrealized gain/(loss)	2,987,409	994,308
Net Increase in Net Assets Resulting From Operations	$3,096,726	$1,013,027

112	See Notes to Financial Statements.

Investment Grade Floating Rate Fund	Short Duration High Yield Fund

$–	$1,753,496
16,370	3,315,049

220,150,686	759,601,486
220,167,056	764,670,031

8,219,866	30,288,025
729,848	2,077,118
632,867	3,298,166
56,673	86,827
–	4,927
–	108
781,690	668,316
134,571	271,871
58,595	241,142
111,771	581,355
1,470,451	3,856,519
3,803,415	8,041,865
116,577	359,064
6,738	–
150,846	188,852
16,273,908	49,964,155
(294,761)	(366,352)
15,979,147	49,597,803
204,187,909	715,072,228

(14,387,156)	(36,068,609)
(2,319,908)	4,776,537
714,321	3,315,357
800,250	–
585,070	32,968,663
–	–
(1,169)	(672,184)
(9,176,722)	(181,965,168)
(800,788)	(1,655,014)

(352,096)	(5,171,178)
5,722,874	(648,585)

–	–

85	90,823

(35,683)	12,693
(19,250,922)	(185,016,665)
$184,936,987	$530,055,563

See Notes to Financial Statements.	113

Statements of Changes in Net Assets

	Emerging Markets Equity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025
Operations:
Net investment income	$109,317	$73,987
Net realized gain/(loss)	216,260	118,312
Net change in unrealized appreciation/(depreciation)	2,771,149	709,952
Net increase in net assets resulting from operations	3,096,726	902,251
Distributions to Shareholders:
Class A	(39,949)	(35,541)
Class C	(2,919)	(2,405)
Class F	(448)	(319)
Class F3	(4,130)	(3,441)
Class I	(8,968)	(6,567)
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	(12,390)	(10,325)
Total distribution to shareholders	(68,804)	(58,598)
Capital share transactions (See Note13):
Net proceeds from sales of shares	10,264,301	384,785
Reinvestment of distributions	8,962	3,701
Cost of shares reacquired	(1,146,170)	(394,510)
Net increase (decrease) in net assets resulting from capital share transactions	9,127,093	(6,024)
Net increase in net assets	12,155,015	837,629
NET ASSETS:
Beginning of year	$6,374,014	$5,536,385
End of year	$18,529,029	$6,374,014

114	See Notes to Financial Statements.

International Growth Fund		Investment Grade Floating Rate Fund		Short Duration High Yield Fund
For the Year Ended July 31, 2026	For the Year Ended July 31, 2025	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025

$18,719	$11,272	$204,187,909	$65,462,682	$715,072,228	$566,748,011
426,006	140,072	(14,608,592)	(2,972,155)	4,319,764	(18,895,925)
568,302	239,647	(4,642,330)	1,168,083	(189,336,429)	(42,977,640)
1,013,027	390,991	184,936,987	63,658,610	530,055,563	504,874,446

(2,981)	(3,384)	(20,095,206)	(5,056,070)	(80,677,160)	(60,924,518)
–	–	(3,083,940)	(803,556)	(25,444,812)	(18,774,936)
(323)	(343)	(3,197,084)	(2,422,391)	(6,850,514)	(10,004,617)
(43)	(44)	(7,889,739)	(639,479)	(40,466,981)	(29,770,687)
(1,454)	(927)	(174,479,091)	(57,058,280)	(608,067,178)	(509,467,615)
–	–	–	–	(73,428)	(73,004)
(16)	(20)	–	–	(3,320)	(9,452)
(42)	(44)	(622)	(1,057)	(302,893)	(88,419)
(5,171)	(4,126)	(11,451)	(38,328)	(979,698)	(890,856)
(10,030)	(8,888)	(208,757,133)	(66,019,161)	(762,865,984)	(630,004,104)

2,314,313	952,665	3,889,985,875	3,120,321,932	4,957,609,606	6,007,596,042
3,344	2,703	207,617,813	65,680,433	725,939,328	605,777,606
(253,105)	(709,888)	(1,775,390,444)	(527,756,974)	(3,357,326,091)	(3,079,874,612)

2,064,552	245,480	2,322,213,244	2,658,245,391	2,326,222,843	3,533,499,036
3,067,549	627,583	2,298,393,098	2,655,884,840	2,093,412,422	3,408,369,378

$3,553,729	$2,926,146	$2,696,811,591	$40,926,751	$8,607,815,333	$5,199,445,955
$6,621,278	$3,553,729	$4,995,204,689	$2,696,811,591	$10,701,227,755	$8,607,815,333

See Notes to Financial Statements.	115

Financial Highlights

EMERGING MARKETS EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain/(loss)		Total from invest- ment opera- tions	Net invest- ment income	Net asset value, end of period
Class A
7/31/2026	$18.15	$0.22		$7.02		$7.24	$(0.20)	$25.19
7/31/2025	15.77	0.21		2.34		2.55	(0.17)	18.15
7/31/2024	14.41	0.24		1.32		1.56	(0.20)	15.77
7/31/2023	13.56	0.21		0.89		1.10	(0.25)	14.41
3/2/2022 to 7/31/2022(c)	15.00	0.17	(d)	(1.61	)(d)	(1.44)	–	13.56
Class C
7/31/2026	17.99	0.03		6.99		7.02	(0.07)	24.94
7/31/2025	15.65	0.09		2.31		2.40	(0.06)	17.99
7/31/2024	14.30	0.13		1.32		1.45	(0.10)	15.65
7/31/2023	13.52	0.11		0.88		0.99	(0.21)	14.30
3/2/2022 to 7/31/2022(c)	15.00	0.13	(d)	(1.61	)(d)	(1.48)	–	13.52
Class F
7/31/2026	18.24	0.27		7.06		7.33	(0.23)	25.34
7/31/2025	15.84	0.25		2.34		2.59	(0.19)	18.24
7/31/2024	14.46	0.27		1.33		1.60	(0.22)	15.84
7/31/2023	13.58	0.25		0.89		1.14	(0.26)	14.46
3/2/2022 to 7/31/2022(c)	15.00	0.19	(d)	(1.61	)(d)	(1.42)	–	13.58
Class F3
7/31/2026	18.24	0.25		7.09		7.34	(0.25)	25.33
7/31/2025	15.84	0.26		2.35		2.61	(0.21)	18.24
7/31/2024	14.47	0.28		1.32		1.60	(0.23)	15.84
7/31/2023	13.58	0.26		0.89		1.15	(0.26)	14.47
3/2/2022 to 7/31/2022(c)	15.00	0.19	(d)	(1.61	)(d)	(1.42)	–	13.58
Class I
7/31/2026	18.20	0.29		7.03		7.32	(0.25)	25.27
7/31/2025	15.81	0.26		2.34		2.60	(0.21)	18.20
7/31/2024	14.45	0.27		1.32		1.59	(0.23)	15.81
7/31/2023	13.58	0.25		0.88		1.13	(0.26)	14.45
3/2/2022 to 7/31/2022(c)	15.00	0.19	(d)	(1.61	)(d)	(1.42)	–	13.58

116	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

40.20		1.15		3.83		0.95		$10,057	75
16.31		1.15		5.58		1.27		3,761	80
11.01		1.15		6.03		1.65		3,410	79
8.21		1.18		5.10		1.59		3,006	145
(9.53	)(e)(f)	1.24	(g)	3.77	(g)	2.86	(g)	2,727	56	(f)

39.14		1.90		4.66		0.12		1,338	75
15.41		1.90		6.37		0.55		737	80
10.22		1.90		6.77		0.90		543	79
7.37		1.93		5.85		0.84		496	145
(9.80	)(e)(f)	1.99	(g)	4.52	(g)	2.11	(g)	451	56	(f)

40.55		0.90		3.66		1.17		91	75
16.61		0.90		5.45		1.52		30	80
11.20		0.90		5.86		1.90		26	79
8.57		0.94		4.93		1.83		24	145
(9.47	)(e)(f)	0.99	(g)	3.62	(g)	3.11	(g)	23	56	(f)

40.61		0.88		3.68		1.11		422	75
16.65		0.87		5.32		1.56		304	80
11.30		0.82		5.76		1.98		264	79
8.61		0.85		4.74		1.91		241	145
(9.40	)(e)(f)	0.91	(g)	3.41	(g)	3.20	(g)	226	56	(f)

40.59		0.90		3.41		1.23		5,291	75
16.62		0.90		5.37		1.55		629	80
11.24		0.90		5.77		1.90		501	79
8.54		0.93		4.82		1.83		458	145
(9.47	)(e)(f)	0.99	(g)	3.52	(g)	3.11	(g)	430	56	(f)

See Notes to Financial Statements.	117

Financial Highlights (continued)

EMERGING MARKETS EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain/(loss)		Total from invest- ment opera- tions	Net invest- ment income	Net asset value, end of period
Class R6
7/31/2026	$18.24	$0.25		$7.09		$7.34	$(0.25)	$25.33
7/31/2025	15.84	0.26		2.35		2.61	(0.21)	18.24
7/31/2024	14.47	0.28		1.32		1.60	(0.23)	15.84
7/31/2023	13.58	0.26		0.89		1.15	(0.26)	14.47
3/2/2022 to 7/31/2022(c)	15.00	0.19	(d)	(1.61	)(d)	(1.42)	–	13.58

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commencement of operations was on 3/2/2022, SEC effective date and date shares first became available to the public was 3/10/2022.
(d)	Net investment income and net realized and unrealized gain (loss) amounted to less than $0.01 for the period 3/2/2022 through 3/10/2022.
(e)	Total return for the period 3/10/2022 through 7/31/2022 was (9.41%) for Class A, (9.68%) for Class C, (9.35%) for Class F, (9.28%) for Class F3, (9.35%) for Class I, and (9.28%) for Class R6.
(f)	Not annualized.
(g)	Annualized.

118	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

40.61		0.88		3.68		1.11		$1,330	75
16.65		0.87		5.32		1.56		912	80
11.30		0.82		5.76		1.98		792	79
8.61		0.85		4.75		1.91		723	145
(9.40	)(e)(f)	0.91	(g)	3.41	(g)	3.19	(g)	679	56	(f)

See Notes to Financial Statements.	119

Financial Highlights (continued)

INTERNATIONAL GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net invest- ment income	Net asset value, end of period
Class A
7/31/2026	$15.91	$0.05	$4.16	$4.21	$(0.03)	$20.09
7/31/2025	14.15	0.04	1.75	1.79	(0.03)	15.91
7/31/2024	12.66	0.06	1.49	1.55	(0.06)	14.15
7/31/2023	11.58	0.05	1.10	1.15	(0.07)	12.66
7/31/2022	15.12	0.06	(3.60)	(3.54)	–	11.58
Class C
7/31/2026	15.64	(0.07)	4.06	3.99	–	19.63
7/31/2025	13.99	(0.07)	1.72	1.65	–	15.64
7/31/2024	12.54	(0.04)	1.49	1.45	–	13.99
7/31/2023	11.49	(0.04)	1.09	1.05	–	12.54
7/31/2022	15.11	(0.04)	(3.58)	(3.62)	–	11.49
Class F
7/31/2026	16.01	0.09	4.19	4.28	(0.05)	20.24
7/31/2025	14.23	0.07	1.76	1.83	(0.05)	16.01
7/31/2024	12.71	0.09	1.51	1.60	(0.08)	14.23
7/31/2023	11.62	0.08	1.10	1.18	(0.09)	12.71
7/31/2022	15.13	0.09	(3.60)	(3.51)	–	11.62
Class F3
7/31/2026	16.01	0.10	4.18	4.28	(0.06)	20.23
7/31/2025	14.23	0.08	1.77	1.85	(0.07)	16.01
7/31/2024	12.72	0.09	1.51	1.60	(0.09)	14.23
7/31/2023	11.63	0.09	1.10	1.19	(0.10)	12.72
7/31/2022	15.12	0.10	(3.59)	(3.49)	–	11.63
Class I
7/31/2026	15.96	0.12	4.15	4.27	(0.07)	20.16
7/31/2025	14.20	0.09	1.74	1.83	(0.07)	15.96
7/31/2024	12.70	0.09	1.50	1.59	(0.09)	14.20
7/31/2023	11.62	0.02	1.16	1.18	(0.10)	12.70
7/31/2022	15.12	0.09	(3.59)	(3.50)	–	11.62
Class R3
7/31/2026	15.87	– (c)	4.15	4.15	–	20.02
7/31/2025	14.12	– (c)	1.75	1.75	–	15.87
7/31/2024	12.63	0.02	1.50	1.52	(0.03)	14.12
7/31/2023	11.55	0.03	1.09	1.12	(0.04)	12.63
7/31/2022	15.11	0.02	(3.58)	(3.56)	–	11.55

120	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

26.53	0.95	6.91	0.28	$2,990	99
12.59	0.95	7.65	0.24	1,804	125
12.38	0.95	9.37	0.43	1,672	88
10.06	0.98	12.38	0.46	1,747	86
(23.41)	1.06	6.90	0.45	1,242	84

25.51	1.70	7.65	(0.39)	286	99
11.79	1.70	8.40	(0.51)	137	125
11.56	1.70	10.20	(0.30)	130	88
9.14	1.74	13.30	(0.33)	93	86
(23.96)	1.81	7.51	(0.29)	92	84

26.79	0.70	6.71	0.51	135	99
12.91	0.70	7.50	0.49	107	125
12.65	0.70	9.23	0.67	95	88
10.33	0.73	12.35	0.69	85	86
(23.27)	0.81	6.51	0.68	77	84

26.84	0.66	6.60	0.55	13	99
12.95	0.66	7.34	0.52	11	125
12.77	0.65	9.12	0.73	9	88
10.38	0.63	12.23	0.80	8	86
(23.13)	0.73	6.27	0.74	8	84

26.73	0.70	6.80	0.64	1,338	99
12.98	0.69	7.29	0.62	225	125
12.62	0.70	9.09	0.66	201	88
10.36	0.69	9.81	0.15	233	86
(23.27)	0.81	6.43	0.67	8	84

26.15	1.20	7.11	0.01	20	99
12.39	1.21	7.90	(0.01)	16	125
12.09	1.20	9.64	0.17	13	88
9.74	1.22	12.58	0.25	12	86
(23.61)	1.31	6.93	0.18	8	84

See Notes to Financial Statements.	121

Financial Highlights (continued)

INTERNATIONAL GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net invest- ment income	Net asset value, end of period
Class R4
7/31/2026	$15.92	$0.05	$4.15	$4.20	$(0.02)	$20.10
7/31/2025	14.16	0.04	1.75	1.79	(0.03)	15.92
7/31/2024	12.66	0.05	1.51	1.56	(0.06)	14.16
7/31/2023	11.58	0.05	1.10	1.15	(0.07)	12.66
7/31/2022	15.12	0.06	(3.60)	(3.54)	–	11.58
Class R5
7/31/2026	15.96	0.09	4.17	4.26	(0.06)	20.16
7/31/2025	14.20	0.07	1.76	1.83	(0.07)	15.96
7/31/2024	12.70	0.09	1.50	1.59	(0.09)	14.20
7/31/2023	11.62	0.08	1.10	1.18	(0.10)	12.70
7/31/2022	15.13	0.09	(3.60)	(3.51)	–	11.62
Class R6
7/31/2026	16.00	0.11	4.17	4.28	(0.06)	20.22
7/31/2025	14.23	0.09	1.75	1.84	(0.07)	16.00
7/31/2024	12.72	0.10	1.50	1.60	(0.09)	14.23
7/31/2023	11.63	0.10	1.09	1.19	(0.10)	12.72
7/31/2022	15.13	0.10	(3.60)	(3.50)	–	11.63

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.

122	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

26.44	0.95	6.85	0.28	$13	99
12.67	0.93	7.62	0.25	11	125
12.37	0.95	9.39	0.42	9	88
10.01	1.00	12.52	0.43	8	86
(23.41)	1.06	6.68	0.41	8	84

26.72	0.70	6.61	0.50	13	99
12.98	0.71	7.40	0.48	11	125
12.69	0.71	9.14	0.66	9	88
10.27	0.75	12.29	0.69	8	86
(23.27)	0.81	6.43	0.67	8	84

26.78	0.65	6.62	0.58	1,812	99
12.95	0.67	7.31	0.58	1,234	125
12.77	0.62	9.11	0.75	787	88
10.38	0.61	12.08	0.86	792	86
(23.13)	0.73	6.28	0.76	584	84

See Notes to Financial Statements.	123

Financial Highlights (continued)

INVESTMENT GRADE FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distributions
Class A
7/31/2026	$10.24	$0.55	$(0.03)		$0.52	$(0.57)	$–	$(0.57)
7/31/2025	10.23	0.60	0.04	(c)	0.64	(0.62)	(0.01)	(0.63)
7/31/2024	10.10	0.68	0.18		0.86	(0.66)	(0.07)	(0.73)
5/1/2023 to 7/31/2023(d)	10.00	0.15	0.09		0.24	(0.14)	–	(0.14)
Class C
7/31/2026	10.24	0.47	(0.03)		0.44	(0.49)	–	(0.49)
7/31/2025	10.23	0.53	0.04	(c)	0.57	(0.55)	(0.01)	(0.56)
7/31/2024	10.10	0.60	0.18		0.78	(0.58)	(0.07)	(0.65)
5/1/2023 to 7/31/2023(d)	10.00	0.13	0.09		0.22	(0.12)	–	(0.12)
Class F
7/31/2026	10.24	0.56	(0.03)		0.53	(0.58)	–	(0.58)
7/31/2025	10.23	0.62	0.04	(c)	0.66	(0.64)	(0.01)	(0.65)
7/31/2024	10.10	0.70	0.18		0.88	(0.68)	(0.07)	(0.75)
5/1/2023 to 7/31/2023(d)	10.00	0.15	0.10		0.25	(0.15)	–	(0.15)
Class F3
7/31/2026	10.24	0.58	(0.03)		0.55	(0.60)	–	(0.60)
7/31/2025	10.23	0.62	0.05	(c)	0.67	(0.65)	(0.01)	(0.66)
7/31/2024	10.10	0.71	0.18		0.89	(0.69)	(0.07)	(0.76)
5/1/2023 to 7/31/2023(d)	10.00	0.15	0.10		0.25	(0.15)	–	(0.15)
Class I
7/31/2026	10.24	0.57	(0.03)		0.54	(0.59)	–	(0.59)
7/31/2025	10.23	0.62	0.04	(c)	0.66	(0.64)	(0.01)	(0.65)
7/31/2024	10.10	0.70	0.18		0.88	(0.68)	(0.07)	(0.75)
5/1/2023 to 7/31/2023(d)	10.00	0.15	0.10		0.25	(0.15)	–	(0.15)
Class R5
7/31/2026	10.24	0.57	(0.04)		0.53	(0.59)	–	(0.59)
7/31/2025	10.23	0.65	0.01	(c)	0.66	(0.64)	(0.01)	(0.65)
7/31/2024	10.10	0.70	0.18		0.88	(0.68)	(0.07)	(0.75)
5/1/2023 to 7/31/2023(d)	10.00	0.15	0.10		0.25	(0.15)	–	(0.15)

124	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.19	5.06		0.60		0.61		5.36		$475,997	100
10.24	6.41		0.55		0.62		5.88		221,468	119
10.23	8.84		0.55		1.50		6.72		4,933	171
10.10	2.44	(e)	0.55	(f)	1.95	(f)	5.88	(f)	1,970	39	(e)
10.19	4.36		1.37		1.38		4.58		87,621	100
10.24	5.67		1.28		1.37		5.14		41,983	119
10.23	7.98		1.35		2.23		5.88		579	171
10.10	2.23	(e)	1.35	(f)	2.75	(f)	4.96	(f)	506	39	(e)
10.19	5.31		0.47		0.51		5.50		125,547	100
10.24	6.61		0.35		0.51		6.05		74,847	119
10.23	9.06		0.35		1.54		6.92		503	171
10.10	2.49	(e)	0.35	(f)	1.85	(f)	5.95	(f)	25	39	(e)
10.19	5.37		0.30		0.30		5.65		199,211	100
10.24	6.65		0.33		0.36		6.10		66,473	119
10.23	9.13		0.28		1.19		6.95		26	171
10.10	2.50	(e)	0.28	(f)	1.69	(f)	6.00	(f)	25	39	(e)
10.19	5.38		0.40		0.41		5.58		4,106,253	100
10.24	6.61		0.35		0.43		6.07		2,292,016	119
10.23	9.06		0.35		1.37		6.91		33,403	171
10.10	2.49	(e)	0.35	(f)	1.76	(f)	5.94	(f)	7,071	39	(e)
10.18	5.29		0.39		0.39		5.62		11	100
10.24	6.60		0.35		0.43		6.33		11	119
10.23	9.06		0.35		1.22		6.87		26	171
10.10	2.49	(e)	0.35	(f)	1.76	(f)	5.93	(f)	25	39	(e)

See Notes to Financial Statements.	125

Financial Highlights (continued)

INVESTMENT GRADE FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distributions
Class R6
7/31/2026	$10.24	$0.55	$–	(g)	$0.55	$(0.60)	$–	$(0.60)
7/31/2025	10.23	0.67	(0.01)		0.66	(0.64)	(0.01)	(0.65)
7/31/2024	10.10	0.71	0.18		0.89	(0.69)	(0.07)	(0.76)
5/1/2023 to 7/31/2023(d)	10.00	0.15	0.10		0.25	(0.15)	–	(0.15)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Net realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(d)	Commenced on May 1, 2023.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.

126	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.19	5.49		0.29		0.30		5.43		$566	100
10.24	6.64		0.29		0.46		6.56		12	119
10.23	9.13		0.28		1.20		6.94		1,458	171
10.10	2.50	(e)	0.28	(f)	1.68	(f)	6.01	(f)	1,440	39	(e)

See Notes to Financial Statements.	127

Financial Highlights (continued)

SHORT DURATION HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distributions
Class A
7/31/2026	$9.79	$0.71	$(0.16)	$0.55	$(0.76)	$–	$(0.76)
7/31/2025	9.90	0.75	(0.02)	0.73	(0.79)	(0.05)	(0.84)
7/31/2024	9.64	0.78	0.28	1.06	(0.80)	–	(0.80)
7/31/2023	9.83	0.70	(0.19)	0.51	(0.70)	–	(0.70)
7/31/2022	11.00	0.49	(0.92)	(0.43)	(0.59)	(0.15)	(0.74)
Class C
7/31/2026	9.79	0.64	(0.16)	0.48	(0.69)	–	(0.69)
7/31/2025	9.90	0.67	(0.02)	0.65	(0.71)	(0.05)	(0.76)
7/31/2024	9.64	0.71	0.28	0.99	(0.73)	–	(0.73)
7/31/2023	9.83	0.65	(0.20)	0.45	(0.64)	–	(0.64)
7/31/2022	11.00	0.42	(0.92)	(0.50)	(0.52)	(0.15)	(0.67)
Class F
7/31/2026	9.78	0.72	(0.16)	0.56	(0.77)	–	(0.77)
7/31/2025	9.89	0.77	(0.02)	0.75	(0.81)	(0.05)	(0.86)
7/31/2024	9.63	0.80	0.27	1.07	(0.81)	–	(0.81)
7/31/2023	9.83	0.70	(0.18)	0.52	(0.72)	–	(0.72)
7/31/2022	11.00	0.52	(0.92)	(0.40)	(0.62)	(0.15)	(0.77)
Class F3
7/31/2026	9.79	0.74	(0.16)	0.58	(0.79)	–	(0.79)
7/31/2025	9.90	0.77	(0.01)	0.76	(0.82)	(0.05)	(0.87)
7/31/2024	9.64	0.81	0.27	1.08	(0.82)	–	(0.82)
7/31/2023	9.83	0.68	(0.15)	0.53	(0.72)	–	(0.72)
7/31/2022	11.00	0.52	(0.92)	(0.40)	(0.62)	(0.15)	(0.77)
Class I
7/31/2026	9.77	0.73	(0.16)	0.57	(0.78)	–	(0.78)
7/31/2025	9.88	0.77	(0.02)	0.75	(0.81)	(0.05)	(0.86)
7/31/2024	9.62	0.80	0.27	1.07	(0.81)	–	(0.81)
7/31/2023	9.82	0.74	(0.22)	0.52	(0.72)	–	(0.72)
7/31/2022	11.00	0.52	(0.93)	(0.41)	(0.62)	(0.15)	(0.77)
Class R3
7/31/2026	9.79	0.68	(0.16)	0.52	(0.73)	–	(0.73)
7/31/2025	9.90	0.72	(0.02)	0.70	(0.76)	(0.05)	(0.81)
7/31/2024	9.64	0.76	0.27	1.03	(0.77)	–	(0.77)
7/31/2023	9.83	0.67	(0.19)	0.48	(0.67)	–	(0.67)
7/31/2022	11.00	0.46	(0.92)	(0.46)	(0.56)	(0.15)	(0.71)
Class R4
7/31/2026	9.79	0.71	(0.17)	0.54	(0.75)	–	(0.75)
7/31/2025	9.90	0.75	(0.03)	0.72	(0.78)	(0.05)	(0.83)
7/31/2024	9.64	0.78	0.27	1.05	(0.79)	–	(0.79)
7/31/2023	9.83	0.66	(0.15)	0.51	(0.70)	–	(0.70)
7/31/2022	11.00	0.48	(0.91)	(0.43)	(0.59)	(0.15)	(0.74)

128	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$9.58	5.74	0.66	0.67	7.26	$1,112,445	92
9.79	7.62	0.65	0.69	7.61	886,415	140
9.90	11.41	0.65	0.71	8.00	480,252	160
9.64	5.50	0.65	0.86	7.31	92,165	65
9.83	(4.04)	0.71	1.70	4.69	11,090	123

9.58	4.99	1.38	1.38	6.55	389,626	92
9.79	6.83	1.39	1.44	6.87	310,004	140
9.90	10.62	1.36	1.43	7.28	143,009	160
9.64	4.81	1.30	1.48	6.74	25,681	65
9.83	(4.71)	1.42	2.41	4.00	1,399	123

9.57	5.87	0.52	0.56	7.39	89,003	92
9.78	7.83	0.45	0.59	7.82	102,054	140
9.89	11.63	0.45	0.60	8.19	84,124	160
9.63	5.60	0.46	0.73	7.28	28,477	65
9.83	(3.85)	0.51	1.61	5.12	16,197	123

9.58	6.04	0.37	0.38	7.55	557,717	92
9.79	7.92	0.37	0.40	7.90	439,456	140
9.90	11.70	0.36	0.42	8.29	235,131	160
9.64	5.75	0.44	0.70	7.13	9	65
9.83	(3.79)	0.47	1.48	4.92	9	123

9.56	5.94	0.46	0.47	7.46	8,535,776	92
9.77	7.83	0.45	0.49	7.82	6,853,400	140
9.88	11.63	0.45	0.51	8.19	4,250,474	160
9.62	5.60	0.45	0.61	7.68	1,054,582	65
9.82	(3.94)	0.51	1.54	5.14	2,061	123

9.58	5.42	0.96	0.97	6.95	1,283	92
9.79	7.31	0.95	0.99	7.31	921	140
9.90	11.08	0.95	1.01	7.73	207	160
9.64	5.19	0.95	1.23	6.99	63	65
9.83	(4.31)	1.01	2.02	4.38	10	123

9.58	5.67	0.70	0.70	7.18	3	92
9.79	7.56	0.70	0.74	7.58	94	140
9.90	11.35	0.70	0.76	7.98	128	160
9.64	5.46	0.73	1.01	6.89	9	65
9.83	(4.08)	0.76	1.75	4.61	9	123

See Notes to Financial Statements.	129

Financial Highlights (concluded)

SHORT DURATION HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distributions
Class R5
7/31/2026	$9.79	$0.73	$(0.16)	0.57	$(0.78)	$–	$(0.78)
7/31/2025	9.90	0.76	(0.01)	0.75	(0.81)	(0.05)	(0.86)
7/31/2024	9.64	0.80	0.27	1.07	(0.81)	–	(0.81)
7/31/2023	9.83	0.69	(0.16)	0.53	(0.72)	–	(0.72)
7/31/2022	11.00	0.51	(0.91)	(0.40)	(0.62)	(0.15)	(0.77)
Class R6
7/31/2026	9.79	0.74	(0.17)	0.57	(0.79)	–	(0.79)
7/31/2025	9.90	0.77	(0.02)	0.75	(0.81)	(0.05)	(0.86)
7/31/2024	9.64	0.81	0.27	1.08	(0.82)	–	(0.82)
7/31/2023	9.83	0.72	(0.19)	0.53	(0.72)	–	(0.72)
7/31/2022	11.00	0.51	(0.91)	(0.40)	(0.62)	(0.15)	(0.77)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

130	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$9.58	5.94	0.46	0.47	7.46	$3,833	92
9.79	7.84	0.44	0.51	7.75	3,344	140
9.90	11.63	0.45	0.51	8.19	234	160
9.64	5.72	0.47	0.75	7.14	9	65
9.83	(3.83)	0.51	1.49	4.86	9	123

9.57	5.93	0.37	0.38	7.56	11,543	92
9.79	7.92	0.37	0.40	7.89	12,126	140
9.90	11.71	0.36	0.42	8.25	5,888	160
9.64	5.74	0.43	0.58	7.47	796	65
9.83	(3.80)	0.47	1.48	4.90	169	123

See Notes to Financial Statements.	131

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001.

The Trust currently consists of eight funds as of July 31, 2026. This report covers the following four funds (each, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)	A, C, F, F3, I and R6
Lord Abbett International Growth Fund (“International Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Investment Grade Floating Rate Fund (“Investment Grade Floating Rate Fund”)	A, C, F, F3, I, R5 and R6
Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

Each Fund is diversified within the meaning of the 1940 Act.

Emerging Markets Equity Fund’s and International Growth Fund’s investment objective is to seek long-term capital appreciation. Investment Grade Floating Rate Fund’s investment objective is to seek a high level of current income. Short Duration High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

132

Notes to Financial Statements (continued)

Segment Reporting

An operating segment is defined in ASC Topic 280 – Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Funds is the Investment Committee of Lord, Abbett & Co. LLC (“Lord Abbett”), which represents the highest-level body responsible for evaluating each Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews each Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted

133

Notes to Financial Statements (continued)

bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Pricing Committee may also use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

134

Notes to Financial Statements (continued)

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of July 31, 2026 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific share of shareholder servicing expenses. Class A, C, F, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(c)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate.

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded loan commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded loan commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/(depreciation) on unfunded loan commitments is presented, if any, on the Statements of Assets and Liabilities and represents the mark to market of the unfunded portion of each Fund’s floating rate notes.

135

Notes to Financial Statements (continued)

As of July 31, 2026, the Funds had the following unfunded loan commitments:

		Investment Grade Floating Rate Fund
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ (Depreciation)
Carrix, Inc. 2026 Delayed Draw Term Loan	$1,183,333	$1,181,854	$1,183,333	$(1,479)
Coreweave Financing DDTL V LLC Delayed Draw Term Loan	4,660,197	4,663,111	4,703,554	(40,443)
GC Ferry Acquisition I Inc Delayed Draw Term Loan	1,573,259	1,575,674	1,567,829	7,845
Total	$7,416,789	$7,420,639	$7,454,716	$(34,077)

			Short Duration High Yield Fund
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ (Depreciation)
BSFR II UTE I LLC Revolver	$6,351,017	$6,339,585	$6,342,656	$(3,071)
CRM Series Seller 2025 LLC Revolver	11,673,291	11,680,295	11,664,531	15,764
Total	$18,024,308	$18,019,880	$18,007,187	$12,693

(d)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(e)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed each Fund’s tax positions for all open tax years and has determined that as of July 31, 2026, no liability for Federal Income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

136

Notes to Financial Statements (continued)

(f)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign interest and dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(g)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

Because the Funds’ repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(h)	Restricted Securities–Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time–consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

(i)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose each Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to each Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that a Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by each Fund may decline below the repurchase price.

(j)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(k)	When–Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the

137

Notes to Financial Statements (continued)

securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.	DERIVATIVE TRANSACTIONS

Derivatives–During the fiscal year ended July 31, 2026, the Funds used derivative instruments including forward foreign currency exchange contracts, futures contracts, options and swaps contracts in connection with their investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Funds’ Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

Forward Foreign Currency Exchange Contracts–During the fiscal year ended July 31, 2026, the Funds listed in the tables below were exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Forward foreign

138

Notes to Financial Statements (continued)

currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

Futures Contracts–During the fiscal year ended July 31, 2026, the Funds listed in the tables below entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the fiscal year ended July 31, 2026, the Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedules of Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure

139

Notes to Financial Statements (continued)

of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Swap Contracts–The Funds may engage in swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. Swap transactions are contracts negotiated over-the-counter (“OTC”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of OTC swap contract agreements are recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedules of Investments, while cash deposited, which is considered restricted, is reported as Deposits with brokers for swap contracts collateral on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Net change in unrealized appreciation/ (depreciation) on swap contracts on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ OTC swap contract agreements are subject to master netting arrangements.

Credit Default Swap Contracts–During the fiscal year ended July 31, 2026, the Funds listed in the tables below entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security

140

Notes to Financial Statements (continued)

will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligations.

Inflation-Linked Swap Contracts–During the fiscal year ended July 31, 2026, the Funds listed in the tables below entered into inflation-linked derivatives, such as Consumer Price Index swap contract agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. Each Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain/(loss) is included in the Net change in unrealized appreciation/(depreciation) on swap contracts in the Funds’ Statements of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain/(loss) and is included in Net realized gain/(loss) on swap contracts in the Funds’ Statements of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Funds since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Interest Rate Swap Contracts–During the fiscal year ended July 31, 2026, the Funds listed in the tables below entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.

Total Return Swap Contracts–During the fiscal year ended July 31, 2026, the Funds listed in the tables below entered into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Funds may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, the Funds also may be required to pay an amount equal to that decline in value to their counterparty.

141

Notes to Financial Statements (continued)

Options–During the fiscal year ended July 31, 2026, the Funds listed in the tables below purchased over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by each Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, each Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by each Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and net change in unrealized gains and losses on purchased options are included in Net realized and Net change in unrealized appreciation/ (depreciation) on investments, respectively, in the Funds’ Statements of Operations.

Summary of Derivatives Information–As of July 31, 2026, the Funds in the tables below had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statements of Assets and Liabilities:

		Investment Grade Floating Rate Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk
Centrally Cleared Credit Default Swap Contracts(1)	Variation margin for centrally cleared swap contract agreements	–	–	$10,251,599
Centrally Cleared Interest Rate Swap Contracts(1)	Variation margin for centrally cleared swap contract agreements	$3,712,272	–	–
Liability Derivatives
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$155,908	–
Futures Contracts(2)	Variation margin for futures contracts	$873,345	–	–

142

Notes to Financial Statements (continued)

				Short Duration High Yield Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Equity Risk	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Inflation Linked Risk
Centrally Cleared CPI Swap Contracts(1)	Variation margin for centrally cleared swap contract agreements	–	–	–	–	$1,578,006
Centrally Cleared Credit Default Swap Contracts(1)	Variation margin for centrally cleared swap contract agreements	–	–	–	$37,735,881	–
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	–	$2,161,395	–	–
Total Return Swap Contracts	Total return swap contracts, at fair value	$143,213	–	–	–	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(1)	Variation margin for centrally cleared swap contract agreements	–	–	–	–	$737,219
Credit Default Swap Contracts	Credit default swap contract agreements payable, at fair value	–	–	–	$2,887,500	–
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	–	$368,383	–	–
Futures Contracts(2)	Variation margin for futures contracts	–	$5,480,135	–	–	–
Total Return Swap Contracts	Total return swap contracts, at fair value	$154,343	–	–	–	–

(1)	Includes the value of centrally cleared swap contracts as reported in the Schedules of Investments. Only current day’s variation margin, presented as either a receivable or a payable, is reported within the Statements of Assets and Liabilities.

(2)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin, presented as either a receivable or a payable, is reported within the Statements of Assets and Liabilities.

143

Notes to Financial Statements (continued)

The following tables present the effect of derivatives for each Fund on the Statements of Operations for the fiscal year ended July 31, 2026:

	Emerging Markets Equity Fund
	Statements of Operations Location	Equity Risk
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$215
Average derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		4

	Investment Grade Floating Rate Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Risk	Foreign Currency Risk	Credit Risk
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	$573,895	–	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	$11,175
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	$714,321	–
Futures Contracts	Net realized gain/(loss) on futures contracts	$(2,319,908)	–	–
OTC Options Purchased	Net realized gain/(loss) on investments	$(3,342,450)	–	–
OTC Written Options	Net realized gain/(loss) on OTC written options	$800,250	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	$3,557,944	–	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	$2,164,930
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	$(352,096)	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(800,788)	–	–
OTC Options Purchased	Net change in unrealized appreciation/(depreciation) on investments	$255,144	–	–

144

Notes to Financial Statements (continued)

	Investment Grade Floating Rate Fund
	Inflation Linked/Interest Rate Risk	Foreign Currency Risk	Credit Risk
Average derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts	$347,541,000	–	–
Credit Default Swap Contracts	–	–	$292,213,923
Forward Foreign Currency Exchange Contracts	–	$13,984,297	–
Futures Contracts	1,320	–	–
OTC Options Purchased	$231,923,077	–	–
OTC Written Options	$(76,153,846)	–	–

			Short Duration High Yield Fund
	Statements of Operations Location	Equity Risk	Inflation Linked/ Interest Rate Risk	Foreign Currency Risk	Credit Risk
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	–	$1,678,053	–	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	–	$31,622,720
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	–	$3,315,357	–
Futures Contracts	Net realized gain/(loss) on futures contracts	$2,225,531	$2,551,006	–	–
Total Return Swap Contracts	Net realized gain/(loss) on swap contracts	$(332,110)	–	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	$(1,469,104)	–	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	–	$831,649
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	–	$(5,171,178)	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	–	$(1,655,014)	–	–
Total Return Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	$(11,130)	–	–	–

145

Notes to Financial Statements (continued)

		Short Duration High Yield Fund
	Equity Risk	Inflation Linked/ Interest Rate Risk	Foreign Currency Risk	Credit Risk
Average derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts	–	$271,923,077	–	–
Credit Default Swap Contracts	–	–	–	$372,118,198
Forward Foreign Currency	–	–	$673,802,305	–
Exchange Contracts Futures Contracts	44	6,546	–	–
Total Return Swap Contracts	$49,710	–	–	–

Disclosures About Offsetting Assets and Liabilities–FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities, and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty.

		Investment Grade Floating Rate Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$155,908	$ –	$155,908
Total	$155,908	$ –	$155,908

	Net Amounts of Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged*	Securities Collateral Pledged*	Net Amount Owed to the Counterparty by the Fund
Morgan Stanley	$155,908	$ –	$ –	$ –	$155,908
Total	$155,908	$ –	$ –	$ –	$155,908

146

Notes to Financial Statements (continued)

		Short Duration High Yield Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,161,395	$ –	$2,161,395
Total Return Swap Contracts	143,213	–	143,213
Total	$2,304,608	$ –	$2,304,608

	Net Amounts of Assets	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received*	Securities Collateral Received*	Net Amount Owed to the Fund by the Counterparty
Goldman Sachs	$397	$–	$–	$–	$397
JP Morgan	31,190	(13,211)	–	–	17,979
Morgan Stanley	1,829,233	(159,042)	(1,610,000)	–	60,191
State Street Bank and Trust	418,723	(120,633)	–	(298,090)	–
Toronto Dominion Bank	25,065	–	–	–	25,065
Total	$2,304,608	$(292,886)	$(1,610,000)	$(298,090)	$103,632

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$2,887,500	$ –	$2,887,500
Forward Foreign Currency Exchange Contracts	368,383	–	368,383
Total Return Swap Contracts	154,343	–	154,343
Total	$3,410,226	$ –	$3,410,226

	Net Amounts of Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged*	Securities Collateral Pledged*	Net Amount Owed to the Counterparty by the Fund
Bank of America	$154,092	$–	$(154,092)	$ –	$–
Barclays Bank PLC	17,878	–	–	–	17,878
Citibank	57,870	–	–	–	57,870
Citigroup	2,887,500	–	(2,656,000)	–	231,500
JP Morgan	13,211	(13,211)	–	–	–
Morgan Stanley	159,042	(159,042)	–	–	–
State Street Bank and Trust	120,633	(120,633)	–	–	–
Total	$3,410,226	$(292,886)	$(2,810,092)	$ –	$307,248
*	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.

147

Notes to Financial Statements (continued)

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Equity Fund

First $3 billion	.65%
Over $3 billion	.60%

International Growth Fund

First $1 billion	.45%
Over $1 billion	.42%

Investment Grade Floating Rate Fund

First $1 billion	.25%
Next $1 billion	.22%
Over $2 billion	.21%

Short Duration High Yield Fund

First $1 billion	.35%
Over $1 billion	.31%

For the fiscal year ended July 31, 2026, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Fund	Net Effective Management Fee
Emerging Markets Equity Fund	.00%
International Growth Fund	.00%
Investment Grade Floating Rate Fund	.22%
Short Duration High Yield Fund	.31%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived certain fees and expenses during the fiscal year ended July 31, 2026:

Fund	Amount
Investment Grade Floating Rate Fund	$ 50,773
Short Duration High Yield Fund	184,306

148

Notes to Financial Statements (continued)

For the fiscal year ended July 31, 2026 and continuing through November 30, 2026, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding certain of the Funds’ expenses, to the following annual rates:

	Effective December 1, 2025		Prior to December 1, 2025
	Classes		Classes
Fund	A, C, F, I, R3, R4 and R5	F3 and R6	A, C, F, I, R3, R4 and R5	F3 and R6
Emerging Markets Equity Fund	.90%	.87%	.90%	.89%
International Growth Fund	.70%	.64%	.70%	.68%
Investment Grade Floating Rate Fund	N/A	N/A	.35%	.34%
Short Duration High Yield Fund	N/A	N/A	.45%	.37%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R3 and R4 shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)	Class R3	Class R4
Service	.15%/.25%(3)	.25%	–	.25%	.25%
Distribution	.05%(4)	.75%	.10%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held less than 1 year and 0.80% (.25% service and .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for 1 year or more. All Class C shareholders will bear Rule 12b-1 fees at the same rate.
(2)	For the fiscal year ended July 31, 2026 and continuing through November 30, 2026, the Distributor has contractually agreed to waive each of Emerging Markets Equity Fund’s and International Growth Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Board. From the beginning of the fiscal year through November 30, 2025, the Distributor had contractually agreed to waive the 0.10% Rule 12b-1 fee for Class F shares of Investment Grade Floating Rate Fund and Short Duration High Yield Fund. This waiver was discontinued on November 30, 2025.
(3)	The 12b-1 service fees on Class A shares that Investment Grade Floating Rate Fund and Short Duration High Yield Fund pay are 0.15% of each Fund’s average daily net assets and for Emerging Markets Equity Fund and International Growth Fund, 0.25% of each Fund’s average daily net assets.
(4)	Not applicable for Emerging Markets Equity Fund or International Growth Fund.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

149

Notes to Financial Statements (continued)

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the fiscal year ended July 31, 2026:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Equity Fund	$4,964	$29,817
International Growth Fund	1,929	12,312
Investment Grade Floating Rate Fund	110,303	2,580,402
Short Duration High Yield Fund	175,138	3,024,828

The Distributor received the following amounts of CDSCs for the fiscal year ended July 31, 2026:

	Class A	Class C
Emerging Markets Equity Fund	$–	$53
International Growth Fund	–	–
Investment Grade Floating Rate Fund	106,249	47,973
Short Duration High Yield Fund	71,899	135,019

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended July 31, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Emerging Markets Equity Fund	$68,804	$–	$–	$68,804
International Growth Fund	10,030	–	–	10,030
Investment Grade Floating Rate Fund	208,757,133	–	–	208,757,133
Short Duration High Yield Fund	762,865,984	–	–	762,865,984

The tax character of distributions paid during the fiscal year ended July 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Emerging Markets Equity Fund	$58,598	$–	$–	$58,598
International Growth Fund	8,888	–	–	8,888
Investment Grade Floating Rate Fund	65,990,684	28,477	–	66,019,161
Short Duration High Yield Fund	629,399,728	604,376	–	630,004,104

150

Notes to Financial Statements (continued)

As of July 31, 2026, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Emerging Markets Equity Fund	$136,280	$–	$(28,734)	$4,061,977	$(1,033)	$4,168,490
International Growth Fund	13,902	46,723	–	1,357,110	(1,443)	1,416,292
Investment Grade Floating Rate Fund	23,080,772	–	(21,725,561)	(4,656,650)	(22,594,909)	(25,896,348)
Short Duration High Yield Fund	72,114,940	–	(90,026,472)	(179,563,403)	(66,968,746)	(264,443,681)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Emerging Markets Equity Fund	$(28,734)	$–	$(28,734)
International Growth Fund	–	–	–
Investment Grade Floating Rate Fund	(15,599,712)	(6,125,849)	(21,725,561)
Short Duration High Yield Fund	(52,170,023)	(37,856,449)	(90,026,472)

As of July 31, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Equity Fund	$14,472,077	$4,367,232	$(271,385)	$4,095,847
International Growth Fund	5,362,949	1,468,477	(112,064)	1,356,413
Investment Grade Floating Rate Fund	5,156,765,318	12,686,998	(17,343,475)	(4,656,477)
Short Duration High Yield Fund	11,203,542,325	121,280,439	(300,821,473)	(179,541,034)

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions and net operating loss.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Emerging Markets Equity Fund	$134	$(134)
International Growth Fund	–	–
Investment Grade Floating Rate Fund	–	–
Short Duration High Yield Fund	–	–

151

Notes to Financial Statements (continued)

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended July 31, 2026 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Emerging Markets Equity Fund	$-	$17,483,767	$-	$8,443,348
International Growth Fund	-	6,390,145	-	4,499,869
Investment Grade Floating Rate Fund	809,390,205	5,057,390,519	594,015,350	3,121,330,031
Short Duration High Yield Fund	85,200,288	10,644,074,506	22,548,717	8,605,306,584

*	Includes U.S. Government sponsored enterprises securities.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended July 31, 2026, the Funds did not engage in cross-trade purchases or sales.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended June 4, 2026, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors. The maturity date of the Syndicated Facility is June 4, 2027.

For the period ended June 4, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the

152

Notes to Financial Statements (continued)

lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal. The maturity date of the Bilateral Facility is June 4, 2027.

Interest associated with these credit facilities is charged to each Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statements of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended July 31, 2026, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended July 31, 2026, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Funds’ custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily

153

Notes to Financial Statements (continued)

to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of July 31, 2026, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)	Non-Cash Collateral
Investment Grade Floating Rate Fund	$2,643,493	$2,738,520	$–
Short Duration High Yield Fund	510,132,358	541,715,729	–
(1)	Statements of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

12.	INVESTMENT RISKS

Each of the Investment Grade Floating Rate Fund and Short Duration High Yield Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Funds invest. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Funds may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after a fund purchases its securities. A default, or concerns in the market about an increase in the risk of default, may result in losses to the Funds. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Large company stocks, in which the International Growth Fund may invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks.

Each Fund is subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions, threat thereof or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign investments also may be affected by

154

Notes to Financial Statements (continued)

changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries.

Each of the Investment Grade Floating Rate Fund and Short Duration High Yield Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Funds may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Investment Grade Floating Rate Fund and Short Duration High Yield Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, a Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

Each of the Emerging Markets Equity Fund and International Growth Fund is subject to the risks of investing in growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, prices of growth stocks typically fall. Growth stocks may be more volatile than securities of slower-growing issuers.

The Short Duration High Yield Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly

155

Notes to Financial Statements (continued)

forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Investment Grade Floating Rate Fund and Short Duration High Yield Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. Each Fund may invest in fixed rate and variable rate loans and floating or adjustable rate loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Floating rate or adjustable rate senior loans are subject to increased credit and liquidity risks. The loans in which the Short Duration High Yield Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Short Duration High Yield Fund may also invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack certain financial maintenance covenants. Should a loan held by the Fund begin to deteriorate in quality, the Fund’s ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay the Fund’s ability to seek to recover its investment. The Investment Grade Floating Rate Fund may also invest in, or obtain exposure to, collateralized loan obligations (“CLOs”) and may be subject to the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment risk, and the risk of default of the underlying asset, among others.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of a Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact each Fund’s performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

156

Notes to Financial Statements (continued)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Equity Fund		Year Ended July 31, 2026		Year Ended July 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	228,562	$5,488,417	13,827	$232,000
Reinvestment of distributions	369	7,270	213	3,375
Shares reacquired	(36,904)	(801,044)	(22,989)	(386,679)
Increase (decrease)	192,027	$4,694,643	(8,949)	$(151,304)
Class C Shares
Shares sold	16,154	$397,671	6,757	$106,715
Reinvestment of distributions	26	516	19	298
Shares reacquired	(3,541)	(76,783)	(491)	(7,831)
Increase	12,639	$321,404	6,285	$99,182
Class F Shares
Shares sold	2,216	$49,283	–	$–
Reinvestment of distributions	3	62	–	–
Shares reacquired	(293)	(6,881)	–	–
Increase	1,926	$42,464	–	$–
Class I Shares
Shares sold	185,497	$4,264,392	2,920	$46,070
Reinvestment of distributions	57	1,114	2	28
Shares reacquired	(10,724)	(261,462)	–	–
Increase	174,830	$4,004,044	2,922	$46,098
Class R6 Shares
Shares sold	2,500	$64,538	–	$–
Increase	2,500	$64,538	–	$–

International Growth Fund		Year Ended July 31, 2026		Year Ended July 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	43,631	$848,818	10,175	$156,338
Reinvestment of distributions	76	1,268	99	1,417
Shares reacquired	(8,227)	(152,350)	(15,087)	(225,957)
Increase (decrease)	35,480	$697,736	(4,813)	$(68,202)
Class C Shares
Shares sold	6,393	$119,483	599	$8,636
Shares reacquired	(627)	(11,701)	(1,078)	(16,035)
Increase (decrease)	5,766	$107,782	(479)	$(7,399)
Class I Shares
Shares sold	55,044	$1,068,925	31,512	$465,782
Reinvestment of distributions	87	1,454	65	927
Shares reacquired	(2,832)	(48,303)	(31,641)	(461,730)
Increase (decrease)	52,299	$1,022,076	(64)	$4,979

157

Notes to Financial Statements (continued)

International Growth Fund		Year Ended July 31, 2026		Year Ended July 31, 2025
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	–	$1	33	$472
Shares reacquired	–	(6)	(2)	(32)
Increase (decrease)	–	$(5)	31	$440
Class R5 Shares
Shares sold	217	$4,971	–	$–
Shares reacquired	(217)	(4,361)	–	–
Increase	–	$610	–	$–
Class R6 Shares
Shares sold	14,198	$272,115	22,202	$321,437
Reinvestment of distributions	37	622	25	359
Shares reacquired	(1,710)	(36,384)	(428)	(6,134)
Increase	12,525	$236,353	21,799	$315,662

Investment Grade Floating Rate Fund		Year Ended July 31, 2026		Year Ended July 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	32,102,016	$328,332,653	24,026,827	$246,241,404
Reinvestment of distributions	1,953,429	19,963,670	488,865	5,007,048
Shares reacquired	(8,943,271)	(91,337,562)	(3,376,654)	(34,623,598)
Increase	25,112,174	$256,958,761	21,139,038	$216,624,854
Class C Shares
Shares sold	5,422,929	$55,458,013	4,273,064	$43,785,704
Reinvestment of distributions	300,887	3,075,335	77,332	791,818
Shares reacquired	(1,220,405)	(12,463,980)	(308,628)	(3,162,272)
Increase	4,503,411	$46,069,368	4,041,768	$41,415,250
Class F Shares
Shares sold	10,619,932	$108,448,855	8,750,785	$89,771,601
Reinvestment of distributions	312,733	3,197,084	236,366	2,421,240
Shares reacquired	(5,917,037)	(60,677,320)	(1,730,052)	(17,671,933)
Increase	5,015,628	$50,968,619	7,257,099	$74,520,908
Class F3 Shares
Shares sold	16,201,492	$165,655,448	6,592,750	$67,412,232
Reinvestment of distributions	772,107	7,889,578	62,380	638,519
Shares reacquired	(3,904,448)	(39,874,718)	(168,016)	(1,718,321)
Increase	13,069,151	$133,670,308	6,487,114	$66,332,430
Class I Shares
Shares sold	316,131,694	$3,231,505,878	260,778,166	$2,673,110,991
Reinvestment of distributions	16,970,194	173,481,423	5,548,143	56,821,808
Shares reacquired	(153,718,978)	(1,570,994,547)	(45,844,573)	(469,115,850)
Increase	179,382,910	$1,833,992,754	220,481,736	$2,260,816,949
Class R5 Shares
Shares sold	41	$420	–	$–
Reinvestment of distributions	1	11	–	–
Shares reacquired	(1)	(8)	(1,462)	(15,000)
Increase (decrease)	41	$423	(1,462)	$(15,000)

158

Notes to Financial Statements (continued)

Investment Grade Floating Rate Fund		Year Ended July 31, 2026		Year Ended July 31, 2025
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	57,532	$584,608	–	$–
Reinvestment of distributions	1,050	10,712	–	–
Shares reacquired	(4,150)	(42,309)	(141,326)	(1,450,000)
Increase (decrease)	54,432	$553,011	(141,326)	$(1,450,000)

Short Duration High Yield Fund		Year Ended July 31, 2026		Year Ended July 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	54,260,100	$530,537,645	65,789,148	$648,074,776
Reinvestment of distributions	8,039,132	78,343,758	6,056,436	59,488,534
Shares reacquired	(36,706,702)	(357,535,219)	(29,817,383)	(289,542,910)
Increase	25,592,530	$251,346,184	42,028,201	$418,020,400
Class C Shares
Shares sold	15,703,286	$153,543,642	20,537,998	$202,650,311
Reinvestment of distributions	2,495,878	24,321,643	1,856,919	18,229,163
Shares reacquired	(9,188,804)	(89,600,070)	(5,175,539)	(50,396,305)
Increase	9,010,360	$88,265,215	17,219,378	$170,483,169
Class F Shares
Shares sold	5,186,186	$50,569,139	10,152,944	$100,511,703
Reinvestment of distributions	700,097	6,828,134	1,009,767	9,928,923
Shares reacquired	(7,021,778)	(68,732,129)	(9,233,151)	(89,992,927)
Increase (decrease)	(1,135,495)	$(11,334,856)	1,929,560	$20,447,699
Class F3 Shares
Shares sold	22,758,389	$222,393,253	28,075,338	$276,315,096
Reinvestment of distributions	4,080,070	39,790,291	2,986,504	29,337,476
Shares reacquired	(13,510,504)	(131,875,774)	(9,935,426)	(96,722,281)
Increase	13,327,955	$130,307,770	21,126,416	$208,930,291
Class I Shares
Shares sold	410,006,701	$3,993,931,798	484,812,443	$4,767,046,275
Reinvestment of distributions	59,166,737	575,428,487	49,757,568	487,874,721
Shares reacquired	(277,732,330)	(2,702,314,709)	(263,376,322)	(2,549,461,260)
Increase	191,441,108	$1,867,045,576	271,193,689	$2,705,459,736
Class R3 Shares
Shares sold	43,812	$422,875	87,261	$866,878
Reinvestment of distributions	7,526	73,343	7,412	72,769
Shares reacquired	(11,495)	(112,206)	(21,412)	(208,996)
Increase	39,843	$384,012	73,261	$730,651
Class R4 Shares
Shares sold	2,127	$20,862	447	$4,376
Reinvestment of distributions	318	3,131	921	9,077
Shares reacquired	(11,824)	(116,304)	(4,624)	(45,896)
Decrease	(9,379)	$(92,311)	(3,256)	$(32,443)

159

Notes to Financial Statements (concluded)

Short Duration High Yield Fund		Year Ended July 31, 2026		Year Ended July 31, 2025
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	66,300	$651,396	359,845	$3,474,881
Reinvestment of distributions	31,039	302,557	9,020	88,170
Shares reacquired	(38,793)	(377,321)	(50,803)	(486,342)
Increase	58,546	$576,632	318,062	$3,076,709
Class R6 Shares
Shares sold	569,291	$5,538,996	878,329	$8,651,746
Reinvestment of distributions	86,923	847,984	76,258	748,773
Shares reacquired	(689,673)	(6,662,359)	(310,587)	(3,017,695)
Increase (decrease)	(33,459)	$(275,379)	644,000	$6,382,824

160

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Lord Abbett Trust I

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Trust I comprising the Lord Abbett Emerging Markets Equity Fund, Lord Abbett International Growth Fund, Lord Abbett Investment Grade Floating Rate Fund, and Lord Abbett Short Duration High Yield Fund (the “Funds”), including the schedules of investments, as of July 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended for Lord Abbett International Growth Fund and Lord Abbett Short Duration High Yield Fund, and for the periods indicated in the table below for Lord Abbett Emerging Markets Equity Fund and Lord Abbett Investment Grade Floating Rate Fund, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting Lord Abbett Trust I as of July 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Comprising Lord Abbett Trust I	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Lord Abbett Emerging Markets Equity Fund	For the year ended July 31, 2026	For the years ended July 31, 2026 and 2025	For the years ended July 31, 2026, 2025, 2024, 2023, and the period from March 2, 2022 (commencement of operations) through July 31, 2022
Lord Abbett Investment Grade Floating Rate Fund	For the year ended July 31, 2026	For the years ended July 31, 2026 and 2025	For the years ended July 31, 2026, 2025, 2024, and the period from May 1, 2023 (commencement of operations) through July 31, 2023

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

161

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
September 25, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

162

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of a benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) for each Fund, information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of a benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of Short Duration High Yield Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, risk oversight and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board

163

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and a benchmark as of various periods ended June 30, 2025. As to Short Duration High Yield Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-and five-year periods. As to International Growth Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-and three-year periods. As to Emerging Markets Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods. As to Investment Grade Floating Rate Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period. In each case, the Board considered Lord Abbett’s explanation of the Fund’s performance. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and strategy, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including each Fund’s transfer agent and custodian.

164

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group and the nature of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for each Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including the administrative services it provides to the Fund, and reviewed Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from any such economies of scale, and whether, to the extent there were economies of scale, there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with one or more contractual breakpoints in the level of management fee, and, with respect to Emerging Markets Equity Fund and International Growth Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the

165

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

166

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Emerging Markets Equity Fund	0%	95%
International Growth Fund	0%	100%
Investment Grade Floating Rate Fund	0%	0%
Short Duration High Yield Fund	0%	0%

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name	Interest-related dividends
Emerging Markets Equity Fund	0%
International Growth Fund	0%
Investment Grade Floating Rate Fund	43%
Short Duration High Yield Fund	73%

The Funds listed below intend to pass through foreign source income and foreign taxes as follows:

Fund Name	Foreign Source Income	Foreign Taxes
Emerging Markets Equity Fund	$152,170	$33,518
International Growth Fund	20,103	5,677
Investment Grade Floating Rate Fund	–	–
Short Duration High Yield Fund	–	–

167

Lord Abbett Trust I

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Emerging Markets Equity Fund International Growth Fund Investment Grade Floating Rate Fund Short Duration High Yield Fund	TRUST-I-2 (09/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Diversification Shares – Enhanced Municipal Yield
Completion Fund

For the fiscal year ended July 31, 2026

1	Schedule of Investments (Item 7)

24	Statement of Assets and Liabilities (Item 7)

25	Statement of Operations (Item 7)

26	Statements of Changes in Net Assets (Item 7)

28	Financial Highlights (Item 7)

30	Notes to Financial Statements (Item 7)

40	Report of Independent Registered Public Accounting Firm (Item 7)

41	Changes in and Disagreements with Accountants (Item 8)

41	Proxy Disclosures (Item 9)

41	Remuneration Paid to Trustees, Officers, and Others (Item 10)

41	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments

July 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.18%

MUNICIPAL BONDS 99.15%

Corporate-Backed 14.66%
Arkansas Development Finance Authority - US Steel Corp AMT	5.70%		5/1/2053	BB+		$1,000,000	$1,026,809
Arkansas Development Finance Authority - Weyerhaeuser Co AMT	3.875%	#(b)	10/15/2065	BBB		2,270,000	2,266,263
Baldwin County Industrial Development Authority - Novelis Corp AL AMT†	5.00%	#(b)	6/1/2055	BB		1,750,000	1,804,065
Black Ridge Infrastructure Financing District - Black Ridge Assessment Area UT	5.50%		12/1/2040	NR		1,921,659	1,930,564
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		1,920,000	1,922,151
Cabot Citrus Farms Community Development District Series 2024 Assessment FL	5.25%		3/1/2029	NR		1,410,000	1,417,086
California Infrastructure & Economic Development Bank - DesertXpress Enterprises LLC AMT†	12.00%	#(b)	1/1/2065	NR		1,265,000	809,600
California Municipal Finance Authority - Clay Lacy Santa Ana LLC AMT†	5.00%		1/1/2041	NR		350,000	353,820
California Pollution Control Financing Authority - Channelside Water Resources LP AMT†	5.00%		11/21/2045	Baa2		2,000,000	2,001,310
Chandler Industrial Development Authority - Intel Corp AZ AMT	4.00%	#(b)	6/1/2049	BBB		2,270,000	2,288,179
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2027	BB+	(c)	1,500,000	1,518,932
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	4.45%	#(b)	7/1/2037	NR		1,000,000	1,001,247
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	4.50%		7/1/2032	NR		3,800,000	3,772,958
Fort Bend County Industrial Development Corp. - NRG Energy Inc TX	4.75%		5/1/2038	Baa2		840,000	840,029
Grapevine Wash Local District - Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR		1,000,000	993,471
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	4.75%		5/1/2031	NR		835,000	851,643

See Notes to Financial Statements.	1

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Corporate-Backed (continued)
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.60%		5/1/2044	NR		$1,900,000	$1,950,612
Illinois Finance Authority - LRS Holdings LLC AMT†	7.375%	#(b)	9/1/2042	NR		1,000,000	1,125,217
Industrial Development Board of The City of Kingsport Tennessee - Domtar Paper Co LLC TN AMT†	5.25%	#(b)	12/1/2054	B2		2,000,000	1,835,021
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	BBB+		2,905,000	2,907,789
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%		12/1/2050	AA+		100,000	111,021
Jefferson Center Metropolitan District No. 2 CO†	5.00%		12/1/2036	NR		1,875,000	1,851,704
Louisiana Local Government Environmental Facilities & Community Development Authority - Westlake Corp	3.50%		11/1/2032	BBB		4,745,000	4,592,766
Louisiana Public Facilities Authority - Waste Pro USA Inc LA AMT†	4.375%	#(b)	5/1/2053	NR		2,000,000	2,006,868
Maryland Economic Development Corp. - Core Natural Resources Inc†	5.00%	#(b)	7/1/2048	NR		1,200,000	1,276,371
Matagorda County Navigation District No. 1 - AEP Texas Inc (AMBAC)	4.40%		5/1/2030	BBB+		5,165,000	5,379,107
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-		1,600,000	1,601,006
Mississippi Business Finance Corp. - Waste Pro USA Inc AMT†	4.375%	#(b)	2/1/2048	NR		1,250,000	1,252,126
New Hampshire Business Finance Authority - Reworld Holding Corp†	4.625%		11/1/2042	B-		1,750,000	1,551,874
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+		695,000	695,354
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR		4,695,000	4,701,467
New York Transportation Development Corp. - American Airlines Inc AMT	3.00%		8/1/2031	BB	(c)	1,000,000	961,361
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B+		3,000,000	2,999,847
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+		1,000,000	1,036,755

2	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa2	$3,500,000	$3,633,608
Niagara Area Development Corp. - Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B-	1,250,000	1,112,714
Ohio Air Quality Development Authority - American Electric Power Co Inc AMT	2.60%	#(b)	6/1/2041	BBB	115,000	110,873
Ohio Air Quality Development Authority - AMG Vanadium LLC AMT†	5.00%		7/1/2049	B3	1,000,000	908,032
Parish of St. James - NuStar Logistics LP LA†	6.35%		7/1/2040	BB+	2,500,000	2,675,403
Phenix City Industrial Development Board - WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	2,720,000	2,689,931
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB	45,000	44,643
Port of Seattle Industrial Development Corp. - Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-	1,000,000	1,001,067
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	300,000	285,563
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	1,000,000	915,105
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.50%		12/1/2035	NR	1,260,000	1,260,091
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	919,175	931,586
Village Community Development District No. 15 FL†	5.00%		5/1/2043	NR	990,000	1,001,568
Virginia Small Business Financing Authority - Reworld Holding Corp AMT†	5.00%	#(b)	1/1/2048	B-	1,000,000	978,120
Total						80,182,697

Education 8.31%
Arizona Industrial Development Authority - BASIS Schools Inc Obligated Group†	5.00%		7/1/2037	BB+	2,000,000	1,999,716
Arizona Industrial Development Authority - Kipp NYC Public Charter Schools AZ	4.00%		7/1/2041	BBB-	3,430,000	2,989,144

See Notes to Financial Statements.	3

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	5.125%		6/15/2040	Ba2	$600,000	$603,044
California Enterprise Development Authority - Milken Community School	5.00%		7/1/2033	BBB+	400,000	436,828
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%		6/15/2039	NR	830,000	792,334
Clifton Higher Education Finance Corp. - Aristoi Classical Academy TX	5.00%		8/15/2040	BB	3,000,000	2,855,137
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2037	B1	1,500,000	1,430,663
District of Columbia - Georgetown University	5.00%	#(b)	4/1/2060	A-	1,000,000	1,077,900
Dutchess County Local Development Corp. - Bard College NY	5.00%		7/1/2045	BBB+	1,550,000	1,539,043
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2025 Obligated Group†	5.50%		6/15/2040	Ba1	900,000	926,941
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†	6.00%		7/1/2045	BB+	2,500,000	2,543,204
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2036	Ba2	1,725,000	1,660,455
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2035	BB+	925,000	925,005
Iowa Higher Education Loan Authority - University of Dubuque	5.00%		10/1/2031	BBB-	1,440,000	1,498,064
Massachusetts Development Finance Agency - Emerson College	5.00%		10/1/2043	Baa3	1,500,000	1,435,830
Massachusetts Development Finance Agency - Emerson College	5.25%		1/1/2042	BBB+	2,010,000	2,010,224
Massachusetts Development Finance Agency - Emmanuel College	5.00%		10/1/2036	Baa3	1,465,000	1,447,068
Massachusetts Development Finance Agency - Suffolk University	5.50%		7/1/2041	Baa3	2,995,000	3,083,336

4	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Lipscomb University Obligated Group TN	5.00%		10/1/2036	BBB-	$1,000,000	$1,003,544
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Lipscomb University Obligated Group TN	5.00%		10/1/2037	BBB-	1,000,000	1,000,318
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Lipscomb University Obligated Group TN	5.00%		10/1/2038	BBB-	1,585,000	1,571,133
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	5.138% (CPI YoY + 0.89%	)	3/1/2027	Baa1	255,000	255,189
Ohio Air Quality Development Authority - Duke Energy Corp AMT	4.25%	#(b)	11/1/2039	BBB	1,500,000	1,510,054
Oklahoma Development Finance Authority - Oklahoma City University Obligated Group	5.00%		8/1/2044	BBB-	1,490,000	1,395,238
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2034	BBB-	2,500,000	2,575,417
Public Finance Authority - Wingate University WI	5.25%		10/1/2038	BBB-	1,000,000	961,961
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2034	NR	1,730,000	1,719,164
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2044	NR	1,670,000	1,519,810
South Carolina Jobs-Economic Development Authority - American Leadership Academy - Lexington	5.50%		6/15/2033	NR	1,850,000	1,805,039
Troy Capital Resource Corp. - Rensselaer Polytechnic Institute NY	5.00%		9/1/2039	A3	820,000	868,135
Total						45,438,938

General Obligation 6.95%
Black Desert Public Infrastructure District UT GO†	3.75%		3/1/2041	NR	1,000,000	894,577

See Notes to Financial Statements.	5

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
General Obligation (continued)
California Community Choice Financing Authority	5.25%	#(b)	1/1/2054	Baa1		$1,745,000	$1,829,790
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+		1,000,000	1,009,513
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+		1,105,000	1,110,876
Chicago Board of Education IL GO	5.00%		12/1/2040	BB+		4,000,000	3,810,372
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+		1,765,000	1,721,001
Chicago Board of Education IL GO	6.00%		12/1/2041	BB+		2,000,000	2,104,030
City of Chicago IL GO	5.00%		1/1/2044	BBB		2,765,000	2,639,979
City of Chicago IL GO	6.00%		1/1/2044	BBB		1,000,000	1,059,230
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR		1,005,787	731,254
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR		5,230,000	5,116,106
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR		11,506,267	10,793,799
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR		104,607	106,696
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR		124,000	130,966
Jefferson County Civic Facility Development Corp. - Samaritan Medical Center Obligated NY	5.00%		11/1/2037	BB		885,000	850,571
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.50%		6/30/2038	Baa2		1,050,000	1,116,279
Resort Core Public Infrastructure District No. 1 UT GO	5.375%		3/1/2046	NR		3,000,000	2,982,594
Total							38,007,633

Health Care 17.97%
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.00%		8/1/2036	BBB		750,000	789,301
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.00%		8/1/2041	BBB+	(c)	1,250,000	1,242,990
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon		6/30/2044	NR		1,556,000	1,183,537
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%		6/30/2039	NR		4,400,000	4,135,514
Bucks County Industrial Development Authority - Grand View Hospital/Sellersville Obligated Group PA	4.00%		7/1/2046	BBB+		245,000	215,217

6	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2030	B	$1,105,000	$1,101,269
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2040	B	350,000	332,100
Build NYC Resource Corp. - RiverSpring Health Senior Living Inc Obligated Group NY	5.00%	12/15/2031	NR	1,500,000	1,492,296
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.25%	12/1/2040	BBB+	4,230,000	4,483,539
California Municipal Finance Authority Palomar Health Obligated Group AG	5.25%	11/1/2035	AA	1,000,000	1,038,017
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.00%	12/1/2026	BB+	100,000	100,150
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.00%	12/1/2036	BB+	1,000,000	1,000,376
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2043	BB+	1,475,000	1,493,476
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group	5.25%	12/1/2044	BB+	835,000	835,185
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2048	BB+	2,500,000	2,510,636
Capital Trust Authority - AIDS Healthcare Foundation Obligated Group FL	4.75%	12/1/2042	Baa2	500,000	508,758
City of Minneapolis - Fairview Health Services Obligated Group MN	4.00%	11/15/2037	BBB+	2,660,000	2,575,501
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%	11/15/2035	BBB+	2,890,000	2,947,436
City of Tallahassee - Tallahassee Memorial HealthCare Inc FL	5.00%	12/1/2044	Baa1	2,340,000	2,308,377
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	4.00%	7/1/2041	BBB+	560,000	514,704

See Notes to Financial Statements.	7

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	5.00%	7/1/2033	BBB+	$130,000	$133,395
Connecticut State Health & Educational Facilities Authority Odd Fellows Home of Connecticut Inc Obligated Group	5.875%	12/15/2046	NR	1,000,000	1,006,273
County of Cuyahoga - MetroHealth System OH	5.00%	2/15/2037	BBB-	2,000,000	2,002,420
County of Cuyahoga - MetroHealth System OH	5.00%	2/15/2042	BBB-	750,000	745,337
County of Muskingum - Genesis Healthcare System Obligated Group OH	5.00%	2/15/2044	BB+	2,125,000	2,077,916
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.625%	12/1/2042	NR	1,500,000	1,575,282
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	30,000	31,358
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2034	BBB+	615,000	614,984
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	5.00%	7/1/2046	BBB+	2,925,000	2,835,848
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%	7/1/2036	A-	500,000	509,833
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%	7/1/2037	A-	500,000	508,891
Industrial Development Authority of the City of Phoenix Arizona - Christian Care Surprise Inc AZ	5.25%	12/1/2045	BBB	1,245,000	1,253,267
King County Public Hospital District No. 4 WA	6.625%	12/1/2045	NR	1,500,000	1,511,936
Lakewood Ranch Stewardship District Series 2025 Assessment Southeast FL	5.50%	5/1/2040	NR	2,145,000	2,273,599
Maryland Health & Higher Educational Facilities Authority - TidalHealth Obligated Group	4.00%	7/1/2036	A-	2,800,000	2,768,869

8	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2033	BBB-	$1,000,000	$1,000,358
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2035	BBB-	260,000	260,070
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2036	BBB-	3,000,000	3,007,969
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	3,335,000	3,241,112
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.50%	10/1/2037	BBB-	1,855,000	1,983,310
Minnesota Agricultural & Economic Development Board - Fairview Health Services Obligated Group	5.00%	11/15/2036	BBB+	1,500,000	1,614,308
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	5.00%	12/1/2032	BBB+	1,060,000	1,061,719
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	1,000,000	1,000,075
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2034	BBB-	540,000	537,037
New York State Dormitory Authority - Catholic Health System Obligated Group	3.00%	7/1/2033	B	160,000	137,007
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2038	B	2,205,000	1,920,054
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2039	B	1,585,000	1,359,305
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2032	B	725,000	720,759
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2034	B	525,000	517,941
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	Ba3	1,000,000	985,330
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2036	BBB-	425,000	398,310

See Notes to Financial Statements.	9

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2038	BBB-		$720,000	$655,773
New York State Dormitory Authority - Montefiore Obligated Group	5.00%	11/1/2035	BBB-		1,360,000	1,441,632
New York State Dormitory Authority - Montefiore Obligated Group	5.00%	11/1/2036	BBB-		1,620,000	1,708,973
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2030	BBB-		250,000	262,146
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2038	BB+		700,000	703,849
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2043	BB+		2,375,000	2,381,096
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2041	NR		285,000	286,538
Palm Beach County Health Facilities Authority - Lifespace Communities Inc Obligated Group FL	5.00%	5/15/2033	BBB	(c)	1,050,000	1,056,516
Palomar Health Obligated Group CA	5.00%	11/1/2036	CCC+		1,050,000	1,050,496
Philadelphia Authority for Industrial Development - Greater Philadelphia Health Action Inc PA	6.00%	6/1/2045	BBB-	(c)	650,000	694,562
Public Finance Authority - Bancroft Neurohealth Obligated Group WI†	4.625%	6/1/2036	NR		125,000	121,404
Public Finance Authority - Bancroft Neurohealth Obligated Group WI†	5.00%	6/1/2036	NR		1,480,000	1,479,885
Public Finance Authority - Inperium Inc Obligated Group WI†	6.00%	12/1/2045	NR		2,295,000	2,397,467
Public Finance Authority - RBS Evolution LLC WI†	10.00%	11/1/2038	NR		150,000	165,456
Rhode Island Health & Educational Building Corp. - Care New England Health System Obligated Group	5.00%	9/1/2031	NR		1,250,000	1,249,931
Rockland County Economic Assistance Corp. - Bon Secours Health System Inc Obligated Group NY	6.50%	11/1/2030	NR		3,000,000	3,086,231
South Carolina Jobs-Economic Development Authority - Wesley Commons Obligated Group	5.50%	10/1/2045	NR		775,000	790,585

10	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Health Care (continued)
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2043	B	(c)	$1,250,000	$1,182,550
Vermont Educational & Health Buildings Financing Agency - University of Vermont Health Network Obligated Group	5.00%		12/1/2035	A		500,000	500,197
Washington State Housing Finance Commission - Horizon House Obligated Group	4.375%		1/1/2033	BB	(c)	2,865,000	2,866,566
West Virginia Hospital Finance Authority - Cabell Huntington Hospital Obligated Group	5.00%		1/1/2043	BBB		1,230,000	1,167,281
Westchester County Local Development Corp. - QSH/Tarrytown LLC NY†	6.00%		12/1/2045	NR		725,000	749,058
Westchester County Local Development Corp. - Westchester County Health Care Corp Obligated Group NY	5.00%		11/1/2046	BB		2,045,000	1,867,718
Total							98,268,161

Housing 8.91%
California Housing Finance Agency	3.25%		8/20/2036	BBB+		924,188	871,092
California Municipal Finance Authority	4.326%	#(b)	11/20/2040	AA-		1,987,455	1,935,646
California Municipal Finance Authority	4.326%	#(b)	11/20/2040	BBB		1,103,038	1,014,322
California Municipal Finance Authority - CHF-Davis I LLC	5.00%		5/15/2037	Baa3		2,405,000	2,461,640
DeKalb County Housing Authority - HADC Windmont Pointe LLC GA	4.00%		7/1/2036	A+		1,000,000	981,575
Development Authority for Fulton County -Madrone - MS Student Housing I LLC GA†	5.00%		7/1/2041	BB+		1,750,000	1,744,965
Georgia Housing & Finance Authority	6.25%		12/1/2056	AAA		2,000,000	2,230,238
Idaho Housing & Finance Association (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2056	Aa1		490,000	544,299
Indiana Finance Authority - SFP-PUFW I LLC	4.00%		7/1/2034	BBB-		250,000	245,478
Massachusetts Development Finance Agency -CHF Wentworth Inc†	5.25%		7/1/2041	BB+		325,000	333,903

See Notes to Financial Statements.	11

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
Miami-Dade County Industrial Development Authority - PRG - Casa Properties LLC FL†	5.375%	#(b)	7/1/2065	NR	$2,400,000	$2,474,411
Michigan State Housing Development Authority	6.00%		12/1/2056	AA+	2,000,000	2,188,749
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)(d)	6.25%		1/1/2057	AA+	1,750,000	1,966,053
Nebraska Investment Finance Authority (FHLMC), (FNMA), (GNMA)	6.25%		9/1/2055	AAA	1,000,000	1,095,007
New Hampshire Business Finance Authority	4.22%	#(b)	11/20/2042	BBB	1,440,675	1,306,485
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB	982,101	979,439
New Hampshire Business Finance Authority	4.75%	#(b)	6/20/2041	AA-	1,991,962	2,036,355
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB	646,020	650,420
New Jersey Economic Development Authority - Provident Group-Rowan Properties LLC	5.00%		1/1/2048	Ba3	1,250,000	1,230,754
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	750,000	767,153
Oklahoma Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		3/1/2057	Aaa	2,995,000	3,360,729
Oklahoma Housing Finance Agency (FHLMC), (FNMA), (GNMA)(d)	6.50%		3/1/2058	Aaa	1,000,000	1,134,435
Pennsylvania Housing Finance Agency	6.25%		10/1/2055	Aa1	2,950,000	3,280,360
Pennsylvania Housing Finance Agency	6.50%		10/1/2056	Aa1	2,500,000	2,840,635
Public Finance Authority WI	5.40%		6/20/2044	A-	999,574	1,029,767
South Dakota Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.00%		11/1/2056	AAA	1,500,000	1,657,807
South Dakota Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%		5/1/2057	AAA	2,500,000	2,808,743
Texas Department of Housing & Community Affairs (GNMA)	6.25%		1/1/2056	AA+	1,970,000	2,173,881
Texas Department of Housing & Community Affairs (GNMA)(d)	6.25%		7/1/2057	AA+	2,500,000	2,803,636
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+	626,413	592,555
Total						48,740,532

12	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Lease Obligations 1.68%
Metropolitan Pier & Exposition Authority - State of Illinois McCormick Place Expansion Project Fund	Zero Coupon		6/15/2036	A	$4,025,000	$2,674,589
New Jersey Economic Development Authority - State of New Jersey Motor Vehicle Surcharge Revenue	4.00%		7/1/2034	Baa2	1,935,000	1,906,200
New Jersey Transportation Trust Fund Authority - State of New Jersey (AG)	Zero Coupon		12/15/2034	AA	2,000,000	1,469,075
Pennsylvania Economic Development Financing Authority - PA Bridges Finco LP	5.00%		6/30/2042	BBB	3,155,000	3,118,017
Total						9,167,881

Other Revenue 2.70%
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	6.00%		5/1/2042	NR	2,935,000	3,029,576
Allentown Neighborhood Improvement Zone Development Authority PA†	5.50%		5/1/2032	Ba2	1,450,000	1,540,845
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1	3,405,000	3,409,243
Illinois Finance Authority - Field Museum of Natural History	3.705% (SOFR * .70 + 1.15%	)#	11/1/2034	A1	1,065,000	1,067,223
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2046	BB+	2,000,000	1,898,140
Public Finance Authority - Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	205,000	209,242
Public Finance Authority - Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	1,500,000	1,514,290
Territory of Guam	5.00%		1/1/2036	Baa3	1,950,000	2,072,380
Total						14,740,939

Pollution Control 1.07%
Baldwin County Industrial Development Authority - Novelis Corp AL AMT†	4.30%	#(b)	3/1/2056	BB	1,000,000	992,058

See Notes to Financial Statements.	13

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Pollution Control (continued)
Finance Authority of Maine - Casella Waste Systems Inc AMT†	4.625%	#(b)	12/1/2047	B+	$500,000	$514,765
Finance Authority of Maine - Casella Waste Systems Inc AMT†	5.00%		8/1/2035	B+	1,050,000	1,088,689
Florida Development Finance Corp. - GFL Solid Waste Southeast LLC AMT†	4.375%	#(b)	10/1/2054	BB	3,225,000	3,236,632
Total						5,832,144

Special Tax 1.83%
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.25%		5/1/2042	NR	370,000	380,636
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	5.25%		5/1/2042	NR	250,000	256,014
American Samoa Economic Development Authority†	5.00%		9/1/2033	Ba3	1,000,000	1,034,805
Babcock Ranch Community Independent Special District Series 2024 Assessment Area†	5.00%		5/1/2044	NR	995,000	997,250
City of North Las Vegas Special Improvement District No 67 Apex Moonwater West NV†	6.50%		6/1/2045	NR	1,000,000	1,027,735
Deseret Public Infrastructure District No. 2 Special Desert Assessment Area UT†	5.375%		12/1/2036	NR	650,000	652,350
Industrial Development Authority of the City of St. Louis Missouri	3.875%		11/15/2029	NR	255,000	246,322
Industrial Development Authority of the City of St. Louis Missouri	4.375%		11/15/2035	NR	595,000	558,756
New York City Industrial Development Agency - Yankee Stadium LLC (AG)	3.00%		3/1/2038	AA	2,000,000	1,749,431
New York City Industrial Development Agency - Yankee Stadium LLC NY (AG)	3.00%		3/1/2036	AA	1,655,000	1,516,642
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2028	NR	130,000	130,734
Prairie Point Community Authority Board Special Improvement District No. 1 CO	5.375%		12/1/2040	NR	400,000	403,115

14	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Special Tax (continued)
West Villages Improvement District Unit of Development No. 7 FL	4.25%	5/1/2029	NR	$315,000	$316,776
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	695,523	717,138
Total					9,987,704

Tax Revenue 4.08%
City of Wichita K-96 Greenwich STAR Bond District Phase III KS†	4.125%	9/1/2033	NR	410,000	406,089
Downtown Daybreak Public Infrastructure District No. 1 - City of South Jordan South Station Housing and Transit Reinvestment Zone UT†	5.00%	3/1/2041	NR	600,000	602,021
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2032	NR	1,000,000	1,052,336
Mida Mountain Village Public Infrastructure District - Military Installation Development Authority Military Recreation Facilities Project Area UT†	5.50%	6/15/2039	NR	375,000	385,324
Mida Mountain Village Public Infrastructure District Tax Allocation UT†	5.25%	6/1/2045	NR	875,000	887,426
Military Installation Development Authority Military Recreation Facilities Project Area UT	4.00%	6/1/2041	NR	2,965,000	2,735,845
Public Finance Authority - Southeast Overtown Park West Community Redevelopment Agency WI†	5.00%	6/1/2041	NR	2,100,000	2,117,347
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	7,773,000	7,598,131
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	2,053,000	2,006,814
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%	7/1/2034	NR	4,550,000	4,537,666
Total					22,328,999

See Notes to Financial Statements.	15

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Taxable Revenue - Water & Sewer 0.45%
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2047	NR		$2,650,000	$2,440,398

Tobacco 0.69%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR		2,000,000	1,514,954
Nassau County Tobacco Settlement Corp. NY(e)	5.25%	6/1/2026	D		20,114	10,057
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR		885,000	512,332
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		2,200,000	1,765,215
Total						3,802,558

Transportation 20.06%
Alameda Corridor Transportation Authority CA (NATL)	Zero Coupon	10/1/2034	A-		1,000,000	741,293
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%	7/1/2042	BBB+		1,635,000	1,735,610
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	6/30/2031	BB	(c)	2,125,000	2,182,032
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2035	BB	(c)	50,000	50,992
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB	(c)	1,000,000	1,008,560
Chicago O’Hare International Airport - TRIPS Obligated Group IL AMT	5.00%	7/1/2038	BBB+		3,050,000	3,087,561
Chicago O’Hare International Airport - TRIPS Obligated Group IL AMT	5.50%	7/1/2037	BBB+		1,225,000	1,338,318
City & County of Denver - United Airlines Inc CO AMT	5.00%	10/1/2032	BB+		1,000,000	1,000,784
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.25%	7/15/2034	Ba2		1,000,000	1,065,853
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%	7/15/2035	Ba2		500,000	543,097
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%	7/15/2036	Ba2		1,890,000	2,041,110
County of Osceola Transportation Revenue FL	Zero Coupon	10/1/2039	BBB+		1,795,000	950,222
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2041	Baa2		1,530,000	1,532,170

16	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Transportation (continued)
Foothill-Eastern Transportation Corridor Agency CA	4.00%		1/15/2033	A-		$3,271,000	$3,320,555
Greater Orlando Aviation Authority - United Airlines Inc FL AMT	5.50%		11/1/2036	BB+		2,000,000	2,143,932
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(b)	12/1/2043	BBB+		4,250,000	4,317,606
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.00%		12/31/2040	Baa3		1,500,000	1,521,099
New Jersey Economic Development Authority - DRP Urban Renewal 4 LLC AMT†	6.375%		1/1/2035	NR		1,000,000	1,052,970
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa2		1,165,000	1,149,321
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa2		1,415,000	1,442,608
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%		4/1/2040	Baa2		6,500,000	6,892,285
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%		4/1/2035	Baa2		1,180,000	1,301,109
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	2.50%		10/31/2031	BBB-	(c)	500,000	442,733
New York Transportation Development Corp. - JFK International Air Terminal LLC	4.00%		12/1/2039	Baa1		3,765,000	3,620,651
New York Transportation Development Corp. - JFK International Air Terminal LLC	4.00%		12/1/2040	Baa1		2,000,000	1,905,757
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%		12/1/2042	Baa1		2,915,000	2,644,306
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2032	Baa1		2,950,000	3,155,930
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2035	Baa1		1,710,000	1,804,576
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2036	Baa1		300,000	314,857

See Notes to Financial Statements.	17

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2039	Baa1	$4,645,000	$4,796,583
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2041	Baa1	1,210,000	1,242,009
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%		6/30/2040	Baa3	1,425,000	1,569,883
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%		6/30/2041	Baa3	1,250,000	1,370,625
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%		6/30/2054	Baa3	2,040,000	2,105,330
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2033	Baa1	1,835,000	1,800,320
New York Transportation Development Corp. - Laguardia Gateway Partners LLC (AG) AMT	4.00%		7/1/2031	AA	1,000,000	994,617
New York Transportation Development Corp. - Laguardia Gateway Partners LLC AMT	5.00%		7/1/2041	Baa1	2,515,000	2,515,355
New York Transportation Development Corp. -JFK International Air Terminal LLC AMT	5.00%		12/1/2037	Baa1	2,600,000	2,713,960
Pennsylvania Economic Development Financing Authority - PA Bridges Finco LP	5.00%		12/31/2034	BBB	2,240,000	2,241,164
Pennsylvania Economic Development Financing Authority - PA Bridges Finco LP	5.00%		12/31/2038	BBB	1,100,000	1,100,026
Public Finance Authority - Million Air Three Obligated Group WI AMT†	5.50%		9/1/2030	NR	200,000	205,045
Public Finance Authority - Million Air Three Obligated Group WI AMT†	5.75%		9/1/2035	NR	250,000	257,809
Public Finance Authority - Million Air Two LLC Obligated Group WI AMT†(d)	5.00%		6/1/2031	NR	150,000	152,865
Public Finance Authority - Million Air Two LLC Obligated Group WI AMT†(d)	5.00%		6/1/2036	NR	300,000	300,173
Public Finance Authority - Sky Harbour Capital III LLC Obligated Group WI AMT†	6.00%	#(b)	7/1/2060	NR	2,500,000	2,556,483

18	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group LLC	4.00%	6/30/2037	Baa1	$4,390,000	$4,234,596
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%	6/30/2037	Baa1	1,065,000	1,115,739
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.50%	6/30/2040	Baa1	3,475,000	3,618,684
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%	12/1/2035	B+	1,360,000	1,521,687
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	4.00%	1/1/2039	BBB	1,035,000	993,300
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	4.00%	1/1/2040	BBB	3,155,000	3,001,113
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	4.00%	1/1/2041	BBB	2,470,000	2,321,593
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	4.00%	1/1/2042	BBB	1,025,000	950,310
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%	7/1/2032	BBB	500,000	528,332
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%	1/1/2033	BBB	1,000,000	1,056,400
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%	1/1/2036	BBB	350,000	363,425
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo LLC AMT	4.00%	7/1/2033	BBB	1,000,000	992,894
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo LLC AMT	4.00%	1/1/2036	BBB	4,000,000	3,880,842
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo LLC AMT	4.00%	1/1/2038	BBB	2,130,000	2,028,195
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo LLC AMT	4.00%	1/1/2039	BBB	3,000,000	2,816,217
Total					109,653,471

See Notes to Financial Statements.	19

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities 9.79%
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2052	Baa1	$1,035,000	$1,036,371
Black Belt Energy Gas District AL	5.00%		6/1/2036	Baa2	5,000,000	5,108,154
Black Belt Energy Gas District AL†	5.50%	#(b)	11/1/2056	BBB-	3,615,000	3,809,780
California Community Choice Financing Authority	5.00%		3/1/2036	Baa1	5,000,000	5,135,301
California Pollution Control Financing Authority - Channelside Water Resources LP AMT†	5.00%		7/1/2037	Baa2	1,220,000	1,220,132
Delaware State Economic Development Authority - NRG Energy Inc	4.00%	#(b)	10/1/2045	BBB-	7,380,000	7,266,098
Florida Development Finance Corp. - Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	2,000,000	1,844,796
Guam Government Waterworks Authority	5.00%		7/1/2035	A-	610,000	660,604
Guam Government Waterworks Authority	5.00%		7/1/2036	A-	585,000	628,092
Guam Government Waterworks Authority	5.00%		7/1/2037	A-	820,000	873,892
Main Street Natural Gas, Inc. GA†	4.00%	#(b)	8/1/2052	BBB-	2,600,000	2,600,006
Main Street Natural Gas, Inc. GA	5.00%	#(b)	5/1/2054	A3	1,160,000	1,207,830
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		2/1/2040	Baa2	130,000	117,427
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		4/1/2040	Baa2	105,000	94,827
Minnesota Municipal Gas Agency	5.00%		9/1/2035	Baa1	5,000,000	5,122,359
Ohio Air Quality Development Authority - Ohio Valley Electric Corp	3.25%		9/1/2029	Baa3	1,040,000	1,029,397
Ohio Air Quality Development Authority - Ohio Valley Electric Corp AMT	4.125%		1/1/2036	Baa3	950,000	931,492
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(b)	12/1/2038	B+	1,100,000	1,100,804
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	2,380,000	2,284,225
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR	1,000,000	1,057,036
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1	5,155,000	5,256,118

20	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Utilities (continued)
Southeast Energy Authority A Cooperative District AL(f)	5.00%	#(b)	1/1/2056	A1		$1,500,000	$1,506,878
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	NR	(c)	1,000,000	1,001,459
Texas Municipal Gas Acquisition & Supply Corp. V	5.00%		4/1/2036	A3		2,530,000	2,613,715
Total							53,506,793
Total Municipal Bonds (cost $543,143,160)							542,098,848

WARRANTS 0.03%

Construction & Engineering 0.03%
BL Train Holdings West LLC*	11.50%		12/1/2035	NR		10,512	26,280
Desertxpress Enterprises LLC*	1.00%		4/30/2036	NR		49,258	123,145
Total Warrants (cost $0)							149,425
Total Long-Term Investments (cost $543,143,160)							542,248,273

	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)
SHORT-TERM INVESTMENTS 1.31%

VARIABLE RATE DEMAND NOTES 1.04%

General Obligation 0.13%
City of New York NY GO	3.050%	8/3/2026	4/1/2042	AA	700,000	700,000

Pollution Control 0.11%
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	3.050%	8/3/2026	4/1/2040	BBB+	600,000	600,000

Utilities 0.80%
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.000%	8/15/2026	6/15/2041	AA+	2,600,000	2,600,000

See Notes to Financial Statements.	21

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Utilities (continued)
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.000%	8/17/2026	6/15/2045	AA+	$1,100,000	$1,100,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.100%	8/15/2026	6/15/2041	AA+	700,000	700,000
Total						4,400,000
Total Variable Rate Demand Notes (cost $5,700,000)						5,700,000

REPURCHASE AGREEMENTS 0.27%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $1,308,900 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $1,518,830; proceeds: $1,489,339 (cost $1,488,936)					1,488,936	1,488,936
Total Short-Term Investments (cost $7,188,936)						7,188,936
Total Investments in Securities 100.49% (cost $550,332,096)						549,437,209
Other Assets and Liabilities – Net (0.49)%						(2,692,654)
Net Assets 100.00%						$546,744,555

AG	Insured by Assured Guaranty, Inc.
AMBAC	Insured by AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by Financial Guaranty Insurance Company.
FHLMC	Insured by Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
NATL	Insured by National Public Finance Guarantee Corporation.
NR	Not Rated.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
#	Variable rate security. The interest rate represents the rate in effect at July 31, 2026.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2026, the total value of Rule 144A securities was $114,141,945, which represents 20.88% of net assets (See Note 2(g)).
*	Non-income producing security.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	This investment has been rated by Fitch IBCA.
(d)	Securities purchased on a when-issued basis.
(e)	Defaulted.

22	See Notes to Financial Statements.

Schedule of Investments (concluded)

July 31, 2026

(f)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Financial Statements for details of Municipal Bonds Held in Trust.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$542,098,848	$–	$542,098,848
Warrants	–	149,425	–	149,425
Short-Term Investments
Variable Rate Demand Notes	–	5,700,000	–	5,700,000
Repurchase Agreements	–	1,488,936	–	1,488,936
Total	$–	$549,437,209	$–	$549,437,209

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust (See Note 2(e)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	23

Statement of Assets and Liabilities

July 31, 2026

ASSETS:
Investments in securities, at cost	$550,332,096
Investments in securities, at fair value	$549,437,209
Receivables:
Interest	4,997,284
Capital shares sold	2,160,741
From advisor (See Note 3)	58,207
Prepaid expenses	48,103
Total assets	556,701,544
LIABILITIES:
Payables:
Investment securities purchased	7,071,487
Trust certificates (See Note 2(e))	750,000
Capital shares reacquired	8,923
Interest expense and fees	4,437
Trustees’ fees	4,163
Distributions payable	2,034,381
Accrued expenses	83,598
Total liabilities	9,956,989
Commitments and contingent liabilities	–
NET ASSETS	$546,744,555
COMPOSITION OF NET ASSETS:
Paid-in capital	$547,548,169
Total distributable earnings/(loss)	(803,614)
Net Assets	$546,744,555
Outstanding shares (unlimited number of authorized shares of beneficial interest):	53,943,143
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$10.14

24	See Notes to Financial Statements.

Statement of Operations

For the Year Ended July 31, 2026

Investment income:
Interest and other	$18,489,128
Expenses:
Registration	153,815
Professional	51,969
Interest expense and fees (See Note 2(e))	26,547
Reports to shareholders	24,412
Shareholder servicing	18,643
Trustees’ fees	11,761
Custody	7,264
Other	44,246
Gross expenses	338,657
Fees waived and expenses reimbursed (See Note 3)	(312,110)
Net expenses	26,547
Net investment income	18,462,581
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	(215,157)
Net change in unrealized appreciation/(depreciation) on investments	840,112
Net realized and unrealized gain/(loss)	624,955
Net Increase in Net Assets Resulting From Operations	$19,087,536

See Notes to Financial Statements.	25

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025
Operations:
Net investment income	$18,462,581	$2,709,186
Net realized gain/(loss)	(215,157)	(329,613)
Net change in unrealized appreciation/(depreciation)	840,112	(1,805,995)
Net increase in net assets resulting from operations	19,087,536	573,578
Distributions to Shareholders:
Distributions to shareholders:	(17,892,582)	(2,642,502)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	424,901,868	196,977,808
Reinvestment of distributions	–	262,399
Cost of shares reacquired	(67,016,069)	(12,291,751)
Net increase in net assets resulting from capital share transactions	357,885,799	184,948,456
Net increase in net assets	359,080,753	182,879,532
NET ASSETS:
Beginning of year	$187,663,802	$4,784,270
End of year	$546,744,555	$187,663,802

26	See Notes to Financial Statements.

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27

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
7/31/2026	$9.96	$0.48	$0.17	$0.65	$(0.47)	$10.14
7/31/2025	10.18	0.47	(0.25)	0.22	(0.44)	9.96
4/9/2024 to 7/31/2024(d)	10.00	0.13	0.18	0.31	(0.13)	10.18

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for trust certificates issued in conjunction with tender option bond trusts.
(d)	Commencement of operations was on 4/9/2024, SEC effective date and date shares first became available to the public was 4/15/2024.
(e)	Total return for the period 4/15/2024 through 7/31/2024 was 2.78%.
(f)	Not annualized.
(g)	Annualized.

28	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Total
		Total	expenses
		expenses after	after
		waivers and/or	waivers
		reimburse-	and/or reim-
		ments	bursements
		(includes	(excludes		Net	Net assets,	Portfolio
Total		interest	interest	Total	investment	end of	turnover
return		expense)	expense)	expenses	income	period	rate
(%)(b)		(%)(c)	(%)(c)	(%)	(%)	(000)	(%)
6.55		0.01	0.00	0.09	4.69	$ 546,745	40
2.21		0.01	0.00	0.19	4.66	187,664	19
3.09	(e)(f)	0.00 (g)	0.00 (g)	3.40 (g)	4.27 (g)	4,784	24 (f)

See Notes to Financial Statements.	29

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust consists of eight funds as of July 31, 2026. This report covers Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund (the “Fund”). The Fund is diversified within the meaning of the 1940 Act. The Fund commenced operations on April 9, 2024.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients. Lord, Abbett & Co. LLC (“Lord Abbett”) has an agreement with the managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation to the managed account.

The Fund’s investment objective is to seek a high level of income exempt from U.S. federal income tax.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in ASC Topic 280 – Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is the Investment Committee of Lord Abbett, which represents the highest-level body responsible for evaluating the Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews the Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

30

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transaction, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based

31

Notes to Financial Statements (continued)

on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of July 31, 2026 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis by relative net assets.

(c)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of July 31, 2026, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(d)	Investment Income–Dividend income, if any, is recorded on the ex–dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations.

(e)	Municipal Bonds Held in Trust–The Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which the Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short–term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. The Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in the Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust

32

Notes to Financial Statements (continued)

certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of the Fund’s liability for trust certificates, the range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of July 31, 2026, as well as the average trust certificates for the fiscal year ended July 31, 2026:

Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
$750,000	3.25%	$1,506,878	$750,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund’s investment in TOB Residuals likely will adversely affect the Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund’s net asset value (“NAV”) per share. The carrying value of the Fund’s liability for Trust certificates approximates its fair value.

If measured at fair value, the amounts would be level 2 in the fair value hierarchy on July 31, 2026.

While the Fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Fund to borrow money for purposes of making investments. The Fund’s management believes that the Fund’s restrictions on borrowings do not apply to TOB transactions, accounted for as secured borrowings.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the

33

Notes to Financial Statements (continued)

repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Because the Fund’s repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(g)	Restricted Securities–The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time–consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund’s Schedule of Investments.

(h)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(i)	When–Issued Municipal Bonds-The Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis. Payment and delivery may take place after customary settlement period for that security.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund does not pay a management fee to Lord Abbett under the management fee agreement between the Trust and Lord Abbett.

For the fiscal year ended July 31, 2026, Lord Abbett has contractually agreed to waive all fees and to bear and/or reimburse all expenses of the Fund, but excluding acquired fund fees and expenses, brokerage fees and commissions and other portfolio transaction expenses, investment-related expenses including, but not limited to costs of borrowing money and other leveraging methods, interest-related expenses, taxes, governmental fees, expenses related to litigation and potential litigation, and extraordinary expenses. This agreement will continue in effect, unless sooner terminated by the Trust’s Board, for so long as Lord Abbett serves as the investment adviser to the Fund pursuant to the management agreement between the Trust and Lord Abbett.

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary

34

Notes to Financial Statements (continued)

or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended July 31, 2026 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
LADS: Enhanced Municipal Yield Completion Fund	$17,833,825	$58,757	$ –	$ –	$17,892,582

The tax character of distributions paid during the fiscal year ended July 31, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
LADS: Enhanced Municipal Yield Completion Fund	$2,580,639	$61,863	$ –	$ –	$2,642,502

As of July 31, 2026, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
LADS: Enhanced Municipal Yield Completion Fund	$2,073,801	$ –	$ –	$(541,349)	$(297,522)	$(2,038,544)	$(803,614)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
LADS: Enhanced Municipal Yield Completion Fund	$(499,671)	$(41,678)	$(541,349)

As of July 31, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
LADS: Enhanced Municipal Yield Completion Fund	$548,984,731	$3,873,821	$(4,171,343)	$(297,522)

35

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended July 31, 2026 were as follows:

Non-U.S. Government Purchases	Non-U.S. Government Sales
$510,357,793	$155,598,311

There were no purchases or sales of U.S. Government securities during the fiscal year ended July 31, 2026.

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statement of Operations and in Trustees’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 4, 2026, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors. The maturity date of the Syndicated Facility is June 4, 2027.

For the period ended June 4, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal. The maturity date of the Bilateral Facility is June 4, 2027.

Interest associated with these credit facilities is charged to the Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line

36

Notes to Financial Statements (continued)

loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statement of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended July 31, 2026, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended July 31, 2026, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of July 31, 2026, the Fund did not have any securities on loan.

37

Notes to Financial Statements (continued)

11.	INVESTMENT RISKS

The Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, the Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, the Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, the Fund’s investments may gain value.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to the Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

The Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

The Fund may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond, is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

The Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact the Fund’s performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the

38

Notes to Financial Statements (concluded)

world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Year Ended July 31, 2026	Year Ended July 31, 2025
Shares sold	41,635,713	19,577,473
Reinvestment of distributions	–	25,693
Shares reacquired	(6,540,313)	(1,225,282)
Increase	35,095,400	18,377,884

39

Report of Independent Registered Public Accounting Firm

To the shareholders of Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund and the Board of Trustees of Lord Abbett Trust I

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund (the “Fund”), one of the funds constituting Lord Abbett Trust I, as of July 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for the years ended July 31, 2026, 2025, and the period from April 9, 2024 (commencement of operations) through July 31, 2024, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2026, 2025, and the period from April 9, 2024 (commencement of operations) through July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
September 25, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

40

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the year.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the year.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of a benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to the Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of a benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

41

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, risk oversight, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and a benchmark as of the one-year period ended June 30, 2025. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period. The Board considered Lord Abbett’s explanation of the Fund’s performance, especially the fact that, unlike most mutual funds, the Fund is used solely to facilitate the investment of a portion of a separately managed account’s investment strategy. The value of benchmark comparisons and peer group comparisons therefore is limited. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and strategy, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board noted that the Fund is only available to separately managed account clients where Lord Abbett has an agreement with the separately managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services. The Board considered the expense level of the Fund and noted that the Fund does not pay a management or administrative fee to Lord Abbett. The Board also noted that Lord Abbett had agreed to waive fees and/or reimburse expenses of the Fund to the extent that expenses of the Fund (excluding certain items) exceed an annual rate of 0.00% of the Fund’s average net assets.

42

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Profitability. As to the Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board understood that, given that the Fund does not pay Lord Abbett an advisory or administrative fee and that Lord Abbett was obligated to pay certain expenses of the Fund, the Fund was not profitable to Lord Abbett based on revenues received from the Fund.

Economies of Scale. The Board understood that, given that the Fund does not pay Lord Abbett an advisory or administrative fee and that Lord Abbett was obligated to pay certain expenses of the Fund, the question of sharing of any economies of scale that might exist was not relevant.

Other Benefits to Lord Abbett. The Board considered the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund, including direct or indirect compensation by separately managed account program sponsors. The Board also observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

43

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions paid during the fiscal year ended July 31, 2026 that is tax-exempt dividend income.

Fund Name	Tax-Exempt Dividends
LADS: Enhanced Municipal Yield Completion Fund	100%

44

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Trust I

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Diversification Shares – Enhanced Municipal Yield Completion Fund	EMYC-2 (09/26)

LORD ABBETT FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Diversification Shares – Core Completion Fund

For the fiscal period ended July 31, 2026

1	Schedule of Investments (Item 7)

7	Statement of Assets and Liabilities (Item 7)

8	Statement of Operations (Item 7)

9	Statement of Changes in Net Assets (Item 7)

10	Financial Highlights (Item 7)

12	Notes to Financial Statements (Item 7)

21	Report of Independent Registered Public Accounting Firm (Item 7)

22	Changes in and Disagreements with Accountants (Item 8)

22	Proxy Disclosures (Item 9)

22	Remuneration Paid to Trustees, Officers, and Others (Item 10)

22	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments

July 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 114.63%

ASSET-BACKED SECURITIES 37.15%

Automobiles 28.59%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.681%	5/17/2032	$169,257	$171,068
CarMax Auto Owner Trust Series 2023-4 Class A3	6.00%	7/17/2028	107,959	108,673
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%	10/15/2030	210,000	211,145
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%	6/15/2029	147,276	148,460
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%	9/16/2030	70,000	71,224
Exeter Automobile Receivables Trust Series 2024-5A Class C	4.64%	1/15/2030	200,000	200,185
Exeter Automobile Receivables Trust Series 2025-1A Class B	4.91%	8/15/2029	214,010	214,461
Exeter Automobile Receivables Trust Series 2025-2A Class D	5.89%	7/15/2031	44,000	44,585
First Investors Auto Owner Trust Series 2026-1A Class A2†	4.31%	7/16/2029	150,000	150,000
First Investors Auto Owner Trust Series 2026-1A Class A3†	4.50%	5/15/2031	150,000	149,507
Ford Credit Auto Owner Trust Series 2022-D Class C	6.46%	5/15/2030	50,000	50,042
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class C	5.92%	2/16/2029	200,000	202,057
Honda Auto Receivables Owner Trust Series 2023-3 Class A4	5.30%	12/18/2029	115,000	115,485
Nissan Auto Receivables Owner Trust Series 2023-A Class A4	4.85%	6/17/2030	215,000	215,606
Santander Drive Auto Receivables Trust Series 2023-5 Class B	6.16%	12/17/2029	159,864	160,831
Santander Drive Auto Receivables Trust Series 2024-3 Class D	5.97%	10/15/2031	44,000	44,601
SCCU Auto Receivables Trust Series 2023-1A Class A4†	5.70%	8/15/2029	100,000	100,879
SCCU Auto Receivables Trust Series 2025-1A Class B†	4.78%	12/15/2031	86,000	85,238
Toyota Auto Receivables Owner Trust Series 2023-D Class A3	5.54%	8/15/2028	190,642	191,901
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3	5.48%	12/20/2028	89,184	89,797

See Notes to Financial Statements.	1

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%	2/15/2029	$108,926	$109,641
Total				2,835,386

Credit Card 0.43%
Capital One Multi-Asset Execution Trust Series 2026-A2 Class A	5.11%	7/15/2038	30,000	29,869
World Financial Network Credit Card Master Note Trust Series 2024-B Class A	4.62%	5/15/2031	13,000	13,027
Total				42,896

Other 8.13%
Affirm Master Trust Series 2025-2A Class A†	4.67%	7/15/2033	215,000	215,414
Affirm Master Trust Series 2026-1A Class A†	4.37%	2/15/2034	223,000	221,751
Foundation Finance Trust Series 2025-1A Class A†	4.95%	4/15/2050	71,853	71,449
PEAC Solutions Receivables LLC Series 2026-1A Class A3†	4.39%	7/20/2033	200,000	198,303
Post Road Equipment Finance LLC Series 2026-1A Class A2†	4.47%	1/18/2033	100,000	99,736
Total				806,653
Total Asset-Backed Securities (cost $3,691,835)				3,684,935

CORPORATE BONDS 2.40%

Banks 1.48%
Banco Santander Chile (Chile)†(a)	4.55%	11/20/2030	150,000	146,723

Iron-Steel 0.92%
Vale Overseas Ltd. (Brazil)(a)	6.40%	6/28/2054	92,000	91,287
Total Corporate Bonds (cost $241,440)				238,010

FOREIGN GOVERNMENT OBLIGATIONS(a) 6.93%

Chile 1.16%
Chile Government International Bonds	3.625%	10/30/2042	150,000	114,870

Mexico 3.45%
Mexico Government International Bonds	5.55%	1/21/2045	130,000	113,094
Mexico Government International Bonds	6.05%	1/11/2040	120,000	113,220
Mexico Government International Bonds	6.75%	9/27/2034	112,000	116,110
Total				342,424

Peru 2.32%
Peru Government International Bonds	5.375%	2/8/2035	115,000	113,505
Peru Government International Bonds	5.50%	3/30/2036	118,000	116,348
Total				229,853
Total Foreign Government Obligations (cost $703,530)				687,147

2	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 8.62%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%		1/25/2032	$250,000	$220,396
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-159 Class A2	4.50%	#(b)	7/25/2033	150,000	146,861
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K536 Class A2	4.85%	#(b)	1/25/2030	230,000	231,173
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K543 Class A2	4.329%	#(b)	6/25/2030	260,000	256,790
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $870,648)					855,220

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 17.58%
Federal Home Loan Mortgage Corp.	6.00%		3/1/2056	48,166	49,003
Government National Mortgage Association(c)	2.00%		TBA	75,000	60,038
Government National Mortgage Association(c)	2.50%		TBA	50,000	41,726
Government National Mortgage Association(c)	3.00%		TBA	100,000	86,723
Government National Mortgage Association(c)	4.50%		TBA	50,000	46,860
Government National Mortgage Association(c)	5.00%		TBA	75,000	72,535
Government National Mortgage Association(c)	6.00%		TBA	50,000	50,767
Uniform Mortgage-Backed Security(c)	2.00%		TBA	150,000	116,818
Uniform Mortgage-Backed Security(c)	2.50%		TBA	225,000	183,381
Uniform Mortgage-Backed Security(c)	3.00%		TBA	100,000	85,270
Uniform Mortgage-Backed Security(c)	3.50%		TBA	50,000	44,324
Uniform Mortgage-Backed Security(c)	4.00%		TBA	25,000	22,826
Uniform Mortgage-Backed Security(c)	4.50%		TBA	125,000	120,187
Uniform Mortgage-Backed Security(c)	5.00%		TBA	271,000	265,033
Uniform Mortgage-Backed Security(c)	5.50%		TBA	337,000	333,711
Uniform Mortgage-Backed Security(c)	6.00%		TBA	136,000	137,795
Uniform Mortgage-Backed Security(c)	6.50%		TBA	26,000	26,777
Total Government Sponsored Enterprises Pass-Throughs (cost $1,756,372)					1,743,774

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 41.95%
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	125,000	127,680
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	135,000	137,414
Bank5 Series 2025-5YR17 Class A3	5.225%		11/15/2058	125,000	125,583
Bank5 Trust Series 2024-5YR6 Class A3	6.225%		5/15/2057	118,862	121,919
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	100,000	102,582

See Notes to Financial Statements.	3

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	$63,000	$64,142
Benchmark Mortgage Trust Series 2018-B3 Class A5	4.025%		4/10/2051	63,000	62,037
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(b)	11/15/2057	125,000	127,918
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(b)	5/15/2056	135,000	138,792
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	130,000	130,312
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(b)	12/15/2057	135,000	137,053
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	125,000	127,333
BMO Mortgage Trust Series 2026-5C14 Class A3	5.209%		3/15/2059	145,000	145,282
CIM Trust Series 2021-J1 Class A1†	2.50%	#(b)	3/25/2051	159,725	128,952
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	100,000	98,792
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(b)	6/1/2051	159,247	128,534
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(b)	8/25/2051	158,237	128,050
GCAT Trust Series 2022-INV1 Class A1†	3.00%	#(b)	12/25/2051	152,356	128,761
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ1 Class A2†	2.50%	#(b)	6/25/2051	154,124	124,491
GS Mortgage-Backed Securities Trust Series 2021-GR3 Class A2†	2.50%	#(b)	4/25/2052	124,738	100,832
GS Mortgage-Backed Securities Trust Series 2022-PJ1 Class A2†	2.50%	#(b)	5/28/2052	159,449	129,063
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(b)	1/25/2053	150,840	126,908
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(b)	5/25/2052	172,965	139,813
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(b)	8/25/2051	176,420	142,712
JP Morgan Mortgage Trust Series 2021-6 Class A3†	2.50%	#(b)	10/25/2051	125,830	102,102
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(b)	4/25/2052	158,195	133,592
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(b)	5/25/2052	148,914	125,763
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(b)	7/25/2052	146,663	123,393
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(b)	8/25/2052	147,196	124,032

4	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	$140,000	$142,406
OBX Trust Series 2021-J2 Class A1†	2.50%	#(b)	7/25/2051	125,121	100,989
RCKT Mortgage Trust Series 2021-5 Class A1†	2.50%	#(b)	11/25/2051	157,927	127,658
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	125,000	127,653
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	125,000	128,714
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,258,699)					4,161,257
Total Long-Term Investments (cost $11,522,524)					11,370,343

SHORT-TERM INVESTMENTS 2.87%

U.S. TREASURY OBLIGATIONS 1.24%
U.S. Treasury Bills (Cost $122,969)	Zero Coupon		10/20/2026	124,000	123,014

REPURCHASE AGREEMENTS 1.63%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $171,000 of U.S. Treasury Bill at 0.000% due 7/8/2027; value: $164,769; proceeds: $161,511 (cost $161,467)				161,467	161,467
Total Short-Term Investments (cost $284,436)					284,481
Total Investments in Securities 117.50% (cost $11,806,960)					11,654,824
Other Assets and Liabilities – Net (17.50)%					(1,735,775)
Net Assets 100.00%					$9,919,049

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2026, the total value of Rule 144A securities was $3,936,858, which represents 39.69% of net assets (See Note 2(f)).
#	Variable rate security. The interest rate represents the rate in effect at July 31, 2026.
(a)	Foreign security traded in U.S. dollars.
(b)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Financial Statements.	5

Schedule of Investments (concluded)

July 31, 2026

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$3,684,935	$–	$3,684,935
Corporate Bonds	–	238,010	–	238,010
Foreign Government Obligations	–	687,147	–	687,147
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	855,220	–	855,220
Government Sponsored Enterprises Pass-Throughs	–	1,743,774	–	1,743,774
Non-Agency Commercial Mortgage-Backed Securities	–	4,161,257	–	4,161,257
Short-Term Investments
U.S. Treasury Obligations	–	123,014	–	123,014
Repurchase Agreements	–	161,467	–	161,467
Total	$–	$11,654,824	$–	$11,654,824

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2026

ASSETS:
Investments in securities, at cost	$11,806,960
Investments in securities, at fair value	$11,654,824
Cash	2,109
Receivables:
Investment securities sold	1,655,927
Interest	38,810
From advisor (See Note 3)	11,443
Prepaid expenses	3,420
Total assets	13,366,533
LIABILITIES:
Payables:
Investment securities purchased	3,385,064
Trustees’ fees	192
Distributions payable	40,968
Accrued expenses	21,260
Total liabilities	3,447,484
Commitments and contingent liabilities	–
NET ASSETS	$9,919,049
COMPOSITION OF NET ASSETS:
Paid-in capital	$10,087,546
Total distributable earnings/(loss)	(168,497)
Net Assets	$9,919,049
Outstanding shares (unlimited number of authorized shares of beneficial interest):	1,008,720
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$9.83

See Notes to Financial Statements.	7

Statement of Operations

For the Period Ended July 31, 2026*

Investment income:
Interest and other	$165,397
Expenses:
Professional	37,608
Registration	2,235
Reports to shareholders	1,000
Shareholder servicing	651
Trustees’ fees	236
Custody	150
Other	1,437
Gross expenses	43,317
Fees waived and expenses reimbursed (See Note 3)	(43,317)
Net expenses	–
Net investment income	165,397
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	(22,207)
Net change in unrealized appreciation/(depreciation) on investments	(152,136)
Net realized and unrealized gain/(loss)	(174,343)
Net Decrease in Net Assets Resulting From Operations	$(8,946)

*	For the period March 30, 2026, commencement of operations, to July 31, 2026.

8	See Notes to Financial Statements.

Statement of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Period Ended July 31, 2026*
Operations:
Net investment income	$165,397
Net realized gain/(loss)	(22,207)
Net change in unrealized appreciation/(depreciation)	(152,136)
Net decrease in net assets resulting from operations	(8,946)
Distributions to Shareholders:
Distributions to shareholders:	(159,551)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	10,087,710
Cost of shares reacquired	(164)
Net increase in net assets resulting from capital share transactions	10,087,546
Net increase in net assets	9,919,049
NET ASSETS:
Beginning of period	$–
End of period	$9,919,049

*	For the period March 30, 2026, commencement of operations, to July 31, 2026.

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized (loss)	Total from investment operations	Net investment income	Net asset value, end of period
3/30/2026 to 7/31/2026(f)	$10.00	$0.17	$(0.18)	$(0.01)	$(0.16)	$9.83

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Includes the effect of To-Be-Announced (TBA) transactions.
(f)	Commenced on March 30, 2026.

10	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)(c)	Total expenses after waivers and/or reimburse- ments %(d)	Total expenses (%)(d)	Net investment income (%)(d)	Net assets, end of period (000)	Portfolio turnover rate (%)(c)(e)

(0.12)	0.00	1.28	4.89	$9,919	104

See Notes to Financial Statements.	11

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust consists of eight funds as of July 31, 2026. This report covers Lord Abbett Diversification Shares: Core Completion Fund (the “Fund”). The Fund is diversified within the meaning of the 1940 Act. The Fund commenced operations on March 30, 2026.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients. Lord, Abbett & Co. LLC (“Lord Abbett”) has an agreement with the managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation to the managed account.

The Fund’s investment objective is to seek a high level of current income.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in ASC Topic 280 – Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is the Investment Committee of Lord Abbett, which represents the highest-level body responsible for evaluating the Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews the Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

12

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on

13

Notes to Financial Statements (continued)

the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of July 31, 2026 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis by relative net assets.

(c)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. The Fund will begin to file tax returns for the tax year ending July 31, 2026.

(d)	Investment Income–Dividend income, if any, is recorded on the ex–dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations.

(e)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Because the Fund’s repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(f)	Restricted Securities–The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these

14

Notes to Financial Statements (continued)

securities may involve time–consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund’s Schedule of Investments.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(h)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund does not pay a management fee to Lord Abbett under the management fee agreement between the Trust and Lord Abbett.

For the period ended July 31, 2026, Lord Abbett has contractually agreed to waive all fees and to bear and/or reimburse all expenses of the Fund, but excluding acquired fund fees and expenses, brokerage fees and commissions and other portfolio transaction expenses, investment-related expenses including, but not limited to costs of borrowing money and other leveraging methods, interest-related expenses, taxes, governmental fees, expenses related to litigation and potential litigation, and extraordinary expenses. This agreement will continue in effect, unless sooner terminated by the Trust’s Board, for so long as Lord Abbett serves as the investment adviser to the Fund pursuant to the management agreement between the Trust and Lord Abbett.

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary

15

Notes to Financial Statements (continued)

or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal period ended July 31, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Core Completion Fund	$159,551	$ –	$ –	$159,551

As of July 31, 2026, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Core Completion Fund	$49,355	$–	$(18,742)	$(157,950)	$(41,160)	$(168,497)

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Core Completion Fund	$(18,742)	$ –	$(18,742)

As of July 31, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Core Completion Fund	$11,812,774	$2,114	$(160,064)	$(157,950)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended July 31, 2026 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$12,716,215	$10,160,827	$10,071,630	$1,267,344

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets

16

Notes to Financial Statements (continued)

of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statement of Operations and in Trustees’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 4, 2026, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors. The maturity date of the Syndicated Facility is June 4, 2027.

For the period ended June 4, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal. The maturity date of the Bilateral Facility is June 4, 2027.

Interest associated with these credit facilities is charged to the Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statement of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the period ended July 31, 2026, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that

17

Notes to Financial Statements (continued)

participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the period ended July 31, 2026, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline, when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may invest. Some issuers, particularly of high-yield bonds may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations and increase liquidity risk as well as additional risks.

The Fund’s investment exposure to foreign (which may include emerging markets) companies presents increased market, liquidity, currency, political, information and other risks. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors.

If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other in addition to the risks associated with investing in derivatives discussed above. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

18

Notes to Financial Statements (continued)

The Fund is subject to the risks of investing in credit default swap contracts. The risks associated with the Fund’s investment in credit default swap contracts are greater than if the Fund invested directly in the reference obligation because they are subject to liquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels in addition to the risks associated with investing in derivatives discussed above. The Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

The Fund is subject to the risks of investing in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The Fund is subject to the risks of investing in asset backed securities and mortgage related securities, including those of such Government sponsored enterprises as Fannie Mae and Freddie Mac. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

19

Notes to Financial Statements (concluded)

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact the Fund’s performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

For the period ended July 31, 2026(a)
Shares sold	1,008,736
Reinvestment of distributions	–
Shares reacquired	(16)
Increase	1,008,720

(a)	Commenced on March 30, 2026.

20

Report of Independent Registered Public Accounting Firm

To the shareholders of Lord Abbett Diversification Shares: Core Completion Fund and the Board of Trustees of Lord Abbett Trust I

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Diversification Shares: Core Completion Fund (the “Fund”), one of the funds constituting Lord Abbett Trust I, as of July 31, 2026, the related statement of operations, statement of changes in net assets, and financial highlights for the period from March 30, 2026 (commencement of operations) through July 31, 2026, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, and the results of its operations, the changes in its net assets, and the financial highlights for the period from March 30, 2026 (commencement of operations) through July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

New York, New York

September 25, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

21

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the year.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the year.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to the Fund included, but were not limited to: (1) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (2) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (3) information regarding Lord Abbett’s financial condition; (4) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (5) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, risk oversight, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

22

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Investment Performance. Because the Fund had not commenced operations until April 2026, the Fund had no operations as of the time of the Board’s consideration. The Board further considered Lord Abbett’s performance and reputation generally and the performance of other Lord Abbett-managed funds overseen by the Board. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and strategy, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board noted that the Fund is only available to separately managed account clients where Lord Abbett has an agreement with the separately managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services. The Board considered the expense level of the Fund and noted that the Fund does not pay a management or administrative fee to Lord Abbett. The Board also noted that Lord Abbett had agreed to waive fees and/or reimburse expenses of the Fund to the extent that expenses of the Fund (excluding certain items) exceed an annual rate of 0.00% of the Fund’s average net assets.

Profitability. As to the Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board understood that, given that the Fund does not pay Lord Abbett an advisory or administrative fee and that Lord Abbett was obligated to pay certain expenses of the Fund, the Fund was not profitable to Lord Abbett based on revenues received from the Fund.

Economies of Scale. The Board understood that, given that the Fund does not pay Lord Abbett an advisory or administrative fee and that Lord Abbett was obligated to pay certain expenses of the Fund, the question of sharing of any economies of scale that might exist was not relevant.

Other Benefits to Lord Abbett. The Board considered the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund, including direct or indirect compensation by separately managed account program sponsors. The Board also observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

23

Tax Information (unaudited)

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name	Interest-related dividends
Core Completion Fund	89%

24

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Trust I

Diversification Shares – Core Completion Fund
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		CCF-2 (09/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Diversification Shares — Core Plus Completion Fund

For the fiscal period ended July 31, 2026

1	Schedule of Investments (Item 7)

11	Statement of Assets and Liabilities (Item 7)

12	Statement of Operations (Item 7)

13	Statement of Changes in Net Assets (Item 7)

14	Financial Highlights (Item 7)

16	Notes to Financial Statements (Item 7)

25	Report of Independent Registered Public Accounting Firm (Item 7)

26	Changes in and Disagreements with Accountants (Item 8)

26	Proxy Disclosures (Item 9)

26	Remuneration Paid to Trustees, Officers, and Others (Item 10)

26	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments

July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 115.87%

ASSET-BACKED SECURITIES 16.01%

Automobiles 9.90%
CarMax Auto Owner Trust Series 2024-1 Class D	6.00%		7/15/2030	$75,000	$75,971
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%		9/16/2030	100,000	101,748
Exeter Automobile Receivables Trust Series 2025-2A Class D	5.89%		7/15/2031	83,000	84,104
Exeter Automobile Receivables Trust Series 2025-5A Class A3	4.24%		11/15/2029	65,000	64,931
First Investors Auto Owner Trust Series 2026-1A Class A2†	4.31%		7/16/2029	215,000	215,000
First Investors Auto Owner Trust Series 2026-1A Class A3†	4.50%		5/15/2031	150,000	149,507
Red Oak Funding Master Trust Series 2025-1A Class A†	5.621% (30 day USD SOFR Average + 2.00%	)#	12/20/2030	100,000	100,726
Santander Drive Auto Receivables Trust Series 2024-3 Class D	5.97%		10/15/2031	83,000	84,134
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	108,927	109,641
Total					985,762

Other 6.11%
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	223,000	221,751
Foundation Finance Trust Series 2025-1A Class A†	4.95%		4/15/2050	74,330	73,913
Mariner Finance Issuance Trust Series 2024-BA Class C†	5.73%		11/20/2038	115,000	115,127
PEAC Solutions Receivables LLC Series 2026-1A Class A3†	4.39%		7/20/2033	200,000	198,303
Total					609,094
Total Asset-Backed Securities (cost $1,598,265)					1,594,856

CORPORATE BONDS 38.99%

Aerospace/Defense 0.86%
ATI, Inc.	5.875%		6/15/2033	11,000	11,075
ATI, Inc.	7.25%		8/15/2030	29,000	29,923
TransDigm, Inc.†	6.75%		1/31/2034	44,000	44,744
Total					85,742

See Notes to Financial Statements.	1

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.46%
United Airlines Holdings, Inc.	4.875%		3/1/2029	$46,000	$45,411

Apparel 0.44%
William Carter Co.†	7.375%		2/15/2031	43,000	44,147

Auto Manufacturers 1.20%
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	44,000	45,391
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028	73,000	74,536
Total					119,927

Auto Parts & Equipment 0.30%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		9/15/2032	30,000	30,246

Banks 2.32%
Banco de Credito del Peru SA (Peru)†(a)	5.65% (5 yr. CMT + 1.96%	)#	1/15/2037	86,000	84,732
Banco Santander Chile (Chile)†(a)	4.55%		11/20/2030	150,000	146,722
Total					231,454

Building Materials 0.90%
Ameritex Holdco Intermediate LLC†	7.625%		8/15/2033	29,000	29,883
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031	29,000	29,816
Smyrna Ready Mix Concrete LLC†	8.875%		11/15/2031	29,000	30,387
Total					90,086

Chemicals 0.89%
Celanese U.S. Holdings LLC	7.00%		2/15/2031	56,000	57,459
Rain Carbon, Inc.†	12.25%		9/1/2029	29,000	30,928
Total					88,387

Coal 0.32%
SunCoke Energy, Inc.†	4.875%		6/30/2029	33,000	31,500

Commercial Services 1.80%
Allied Universal Holdco LLC†	7.875%		2/15/2031	29,000	30,131
Carrix, Inc.†	6.125%		8/1/2033	45,000	44,905
EquipmentShare.com, Inc.†	9.00%		5/15/2028	28,000	28,462
Herc Holdings, Inc.†	7.25%		6/15/2033	29,000	29,947
Synergy Infrastructure Holdings LLC†	7.875%		12/1/2030	44,000	46,008
Total					179,453

Distribution/Wholesale 0.31%
ADI Escrow Issuer LLC†	7.125%		7/15/2034	30,000	30,658

2	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 1.95%
Aretec Group, Inc.†	10.00%		8/15/2030	$28,000	$29,571
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030	46,000	44,542
GGAM Finance Ltd. (Ireland)†(a)	8.00%		2/15/2027	29,000	29,017
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	29,000	29,576
OneMain Finance Corp.	7.50%		5/15/2031	44,000	45,128
WS Escrow LLC†	7.75%		6/1/2033	16,000	16,564
Total					194,398

Electric 2.21%
Alpha Generation LLC†	6.75%		10/15/2032	58,000	58,541
Long Ridge Energy LLC†	8.75%		2/15/2032	43,000	44,538
NRG Energy, Inc.†	6.00%		2/1/2033	30,000	29,928
PG&E Corp.	6.85% (5 yr. CMT + 3.23%	)#	9/15/2056	30,000	29,703
Talen Energy Supply LLC†	6.25%		2/1/2034	59,000	57,897
Total					220,607

Engineering & Construction 0.30%
Weekley Homes LLC/Weekley Finance Corp.†	6.75%		1/15/2034	30,000	30,035

Entertainment 0.61%
Pioneer Opco LLC†	7.00%		5/15/2033	30,000	30,327
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC†	8.625%		1/15/2032	30,000	30,364
Total					60,691

Equity Real Estate 0.61%
Kennedy-Wilson, Inc.†	7.00%		6/1/2031	60,000	61,140

Home Builders 0.90%
Century Communities, Inc.†	3.875%		8/15/2029	32,000	30,373
LGI Homes, Inc.†	4.00%		7/15/2029	64,000	59,195
Total					89,568

Home Furnishings 0.45%
Whirlpool Corp.	6.125%		6/15/2030	49,000	44,571

Insurance 0.29%
Jones Deslauriers Insurance Management, Inc. (Canada)†(a)	8.50%		3/15/2030	28,000	28,925

Iron-Steel 0.90%
Vale Overseas Ltd. (Brazil)(a)	6.40%		6/28/2054	90,000	89,302

See Notes to Financial Statements.	3

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time 1.51%
Carnival Corp. Ltd.†	6.125%	2/15/2033	$45,000	$45,032
Gaia Purchaser, Inc.†	7.625%	7/15/2033	45,000	45,162
Lindblad Expeditions LLC†	7.00%	9/15/2030	59,000	60,771
Total				150,965

Lodging 0.30%
Hilton Domestic Operating Co., Inc.†	5.50%	3/31/2034	30,000	29,406

Machinery: Construction & Mining 0.44%
Solaris Energy Infrastructure LLC†	6.375%	5/15/2031	45,000	44,229

Machinery-Diversified 0.44%
Lsf12 Helix Parent LLC†	7.125%	2/1/2033	45,000	44,169

Media 1.49%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	2/1/2032	33,000	28,860
Directv Financing LLC†	8.875%	2/1/2030	59,000	60,144
Discovery Global Holdings, Inc.	5.05%	3/15/2042	42,000	29,295
Univision Communications, Inc.†	8.50%	7/31/2031	30,000	29,955
Total				148,254

Mining 0.89%
Capstone Copper Corp. (Canada)†(a)	6.75%	3/31/2033	29,000	29,174
Novelis Corp.†	6.875%	1/30/2030	29,000	29,773
PLS Group Ltd. (Australia)†(a)	6.875%	5/1/2031	29,000	29,418
Total				88,365

Miscellaneous Manufacturing 0.59%
LSB Industries, Inc.†	6.25%	10/15/2028	59,000	59,046

Oil & Gas 4.05%
Caturus Energy LLC†	8.50%	2/15/2030	43,000	44,561
Crescent Energy Finance LLC†	7.375%	1/15/2033	30,000	30,156
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.375%	11/1/2033	28,000	29,392
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	44,000	44,528
Nabors Industries, Inc.†	8.875%	8/15/2031	43,000	44,276
Petroleos Mexicanos (Mexico)(a)	6.70%	2/16/2032	93,000	92,833
SM Energy Co.†	6.625%	4/15/2034	30,000	29,833
Transocean International Ltd.†	7.875%	10/15/2032	27,000	28,140
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	58,000	59,778
Total				403,497

4	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Oil & Gas Services 1.18%
Kodiak Gas Services LLC†	6.50%		10/1/2033		$29,000	$28,979
SESI LLC†	7.875%		9/30/2030		59,000	59,739
WBI Operating LLC†	6.25%		10/15/2030		29,000	29,011
Total						117,729

Packaging & Containers 0.45%
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032		47,000	44,796

Pharmaceuticals 0.61%
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055		59,000	60,782

Pipelines 2.37%
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	6.875%		6/1/2034		30,000	30,157
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%	)#	–	(b)	59,000	59,017
Energy Transfer LP	7.09% (3 mo. USD Term SOFR + 3.28%	)#	11/1/2066		30,000	29,872
Plains All American Pipeline LP	8.023% (3 mo. USD Term SOFR + 4.37%	)#	–	(b)	30,000	30,001
Rockies Express Pipeline LLC†	6.75%		3/15/2033		29,000	29,501
Venture Global Plaquemines LNG LLC†	7.50%		5/1/2033		53,000	57,533
Total						236,081

REITS 1.95%
Blackstone Mortgage Trust, Inc.†	6.25%		6/1/2031		47,000	44,970
Brandywine Operating Partnership LP	8.875%		4/12/2029		29,000	30,418
Iron Mountain Information Management Services, Inc.†	5.00%		7/15/2032		47,000	44,688
Millrose Properties, Inc.†	6.375%		8/1/2030		30,000	30,249
Starwood Property Trust, Inc.†	6.50%		10/15/2030		43,000	43,622
Total						193,947

Retail 0.60%
Advance Auto Parts, Inc.†	7.00%		8/1/2030		29,000	29,739
QXO Building Products, Inc.†	6.75%		4/30/2032		29,000	29,642
Total						59,381

Software 0.28%
CoreWeave, Inc.†	9.00%		2/1/2031		31,000	28,022

See Notes to Financial Statements.	5

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Telecommunications 3.22%
Cipher Compute LLC†	7.125%	11/15/2030	$43,000	$43,914
Core Scientific Finance I LLC†	7.75%	5/15/2031	75,000	73,533
ELK Grove Village Property LLC†	7.50%	6/15/2031	30,000	28,935
Level 3 Financing, Inc.†	8.50%	1/15/2036	71,000	73,924
SV RNO Property Owner 1 LLC†	5.875%	3/1/2031	61,000	56,722
WULF Compute LLC†	7.75%	10/15/2030	42,000	43,674
Total				320,702

Transportation 0.60%
Rand Parent LLC†	8.50%	2/15/2030	29,000	29,752
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	29,000	29,745
Total				59,497
Total Corporate Bonds (cost $3,890,284)				3,885,116

FOREIGN GOVERNMENT OBLIGATIONS(a) 10.02%

Brazil 0.84%
Brazil Government International Bonds	7.125%	1/20/2037	79,000	83,309

Chile 1.15%
Chile Government International Bonds	3.625%	10/30/2042	150,000	114,870

Dominican Republic 1.01%
Dominican Republic International Bonds	5.95%	1/25/2027	100,000	100,712

Mexico 3.42%
Mexico Government International Bonds	5.55%	1/21/2045	128,000	111,354
Mexico Government International Bonds	6.05%	1/11/2040	122,000	115,107
Mexico Government International Bonds	6.75%	9/27/2034	110,000	114,037
Total				340,498

Panama 0.77%
Panama Government International Bonds	6.70%	1/26/2036	73,000	76,814

Peru 2.02%
Peru Government International Bonds	5.375%	2/8/2035	100,000	98,700
Peru Government International Bonds	5.50%	3/30/2036	104,000	102,544
Total				201,244

Romania 0.81%
Romania Government International Bonds†	6.625%	5/16/2036	80,000	80,679
Total Foreign Government Obligations (cost $1,014,580)				998,126

6	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.06%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1B†	7.116% (30 day USD SOFR Average + 3.50%	)#	5/25/2043	$53,000	$55,051
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2M1†	4.816% (30 day USD SOFR Average + 1.20%	)#	7/25/2045	50,874	50,892
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $105,982)					105,943

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 20.54%
Federal Home Loan Mortgage Corp.	6.00%		3/1/2056	48,458	49,301
Government National Mortgage Association(c)	2.00%		TBA	75,000	60,038
Government National Mortgage Association(c)	2.50%		TBA	50,000	41,726
Government National Mortgage Association(c)	3.00%		TBA	100,000	86,723
Government National Mortgage Association(c)	4.50%		TBA	75,000	70,289
Government National Mortgage Association(c)	5.00%		TBA	150,000	145,069
Government National Mortgage Association(c)	5.50%		TBA	50,000	49,631
Government National Mortgage Association(c)	6.00%		TBA	100,000	101,535
Uniform Mortgage-Backed Security(c)	2.00%		TBA	50,000	38,939
Uniform Mortgage-Backed Security(c)	2.50%		TBA	175,000	142,630
Uniform Mortgage-Backed Security(c)	3.00%		TBA	60,000	51,162
Uniform Mortgage-Backed Security(c)	3.50%		TBA	50,000	44,324
Uniform Mortgage-Backed Security(c)	4.00%		TBA	25,000	22,826
Uniform Mortgage-Backed Security(c)	4.50%		TBA	225,000	216,896
Uniform Mortgage-Backed Security(c)	5.00%		TBA	327,000	320,757
Uniform Mortgage-Backed Security(c)	5.50%		TBA	391,000	387,199
Uniform Mortgage-Backed Security(c)	6.00%		TBA	188,000	190,339
Uniform Mortgage-Backed Security(c)	6.50%		TBA	26,000	26,776
Total Government Sponsored Enterprises Pass-Throughs (cost $2,059,431)					2,046,160

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 29.25%
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	125,000	127,680
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	125,000	127,236
Bank5 Series 2025-5YR17 Class A3	5.225%		11/15/2058	125,000	125,583
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(d)	5/15/2056	125,000	128,511
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(d)	12/15/2057	125,000	126,900
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	135,000	137,520
BMO Mortgage Trust Series 2026-5C14 Class A3	5.209%		3/15/2059	145,000	145,282
BX Trust Series 2025-VOLT Class A†	5.376% (1 mo. USD Term SOFR + 1.70%	)#	12/15/2044	100,000	99,920

See Notes to Financial Statements.	7

Schedule of Investments (continued)

July 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CIM Trust Series 2021-J1 Class A1†	2.50%	#(d)	3/25/2051	$159,725	$128,952
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(d)	11/25/2051	172,576	139,395
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(d)	6/1/2051	159,247	128,534
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(d)	8/25/2051	158,237	128,050
GCAT Trust Series 2022-INV1 Class A1†	3.00%	#(d)	12/25/2051	153,055	129,351
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ1 Class A2†	2.50%	#(d)	6/25/2051	153,527	124,009
GS Mortgage-Backed Securities Trust Series 2022-PJ1 Class A2†	2.50%	#(d)	5/28/2052	159,449	129,063
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(d)	1/25/2053	150,840	126,908
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(d)	5/25/2052	179,884	145,405
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(d)	8/25/2051	177,680	143,731
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(d)	4/25/2052	172,400	145,588
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	4.887% (1 mo. USD Term SOFR + 1.21%	)#	11/15/2038	100,000	100,077
RCKT Mortgage Trust Series 2021-5 Class A1†	2.50%	#(d)	11/25/2051	157,927	127,658
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.119% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	100,000	99,385
TCO Commercial Mortgage Trust Series 2024-DPM Class A†	4.919% (1 mo. USD Term SOFR + 1.24%	)#	12/15/2039	100,000	100,156
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,978,400)					2,914,894
Total Long-Term Investments (cost $11,646,942)					11,545,095

SHORT-TERM INVESTMENTS 3.84%

U.S. TREASURY OBLIGATIONS 2.02%
U.S. Treasury Bills (Cost $201,302)	Zero Coupon		10/20/2026	203,000	201,387

8	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2026

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 1.82%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $159,600 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $185,205; proceeds: $181,595 (cost $181,546)	$181,546	$181,546
Total Short-Term Investments (cost $382,848)		382,933
Total Investments in Securities 119.71% (cost $12,029,790)		11,928,028
Other Assets and Liabilities – Net (19.71)%		(1,963,712)
Net Assets 100.00%		$9,964,316

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2026, the total value of Rule 144A securities was $6,457,457, which represents 64.81% of net assets (See Note 2(f)).
#	Variable rate security. The interest rate represents the rate in effect at July 31, 2026.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.

See Notes to Financial Statements.	9

Schedule of Investments (concluded)

July 31, 2026

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$1,594,856	$–	$1,594,856
Corporate Bonds	–	3,885,116	–	3,885,116
Foreign Government Obligations	–	998,126	–	998,126
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	105,943	–	105,943
Government Sponsored Enterprises Pass-Throughs	–	2,046,160	–	2,046,160
Non-Agency Commercial Mortgage-Backed Securities	–	2,914,894	–	2,914,894
Short-Term Investments
U.S. Treasury Obligations	–	201,387	–	201,387
Repurchase Agreements	–	181,546	–	181,546
Total	$–	$11,928,028	$–	$11,928,028

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

10	See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2026

ASSETS:
Investments in securities, at cost	$12,029,790
Investments in securities, at fair value	$11,928,028
Cash	6,960
Receivables:
Investment securities sold	1,817,973
Interest	103,124
From advisor (See Note 3)	11,446
Prepaid expenses	3,421
Total assets	13,870,952
LIABILITIES:
Payables:
Investment securities purchased	3,837,681
Trustees’ fees	192
Distributions payable	47,503
Accrued expenses	21,260
Total liabilities	3,906,636
Commitments and contingent liabilities	–
NET ASSETS	$9,964,316
COMPOSITION OF NET ASSETS:
Paid-in capital	$10,087,522
Total distributable earnings/(loss)	(123,206)
Net Assets	$9,964,316
Outstanding shares (unlimited number of authorized shares of beneficial interest):	1,008,657
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$9.88

See Notes to Financial Statements.	11

Statement of Operations

For the Period Ended July 31, 2026*

Investment income:
Interest and other (net of foreign withholding taxes of $11)	$192,972
Expenses:
Professional	37,607
Registration	2,235
Reports to shareholders	1,000
Shareholder servicing	651
Trustees’ fees	237
Custody	150
Other	1,441
Gross expenses	43,321
Fees waived and expenses reimbursed (See Note 3)	(43,321)
Net expenses	–
Net investment income	192,972
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	(28,770)
Net change in unrealized appreciation/(depreciation) on investments	(101,762)
Net realized and unrealized gain/(loss)	(130,532)
Net Increase in Net Assets Resulting From Operations	$62,440
*	For the period March 30, 2026, commencement of operations, to July 31, 2026.

12	See Notes to Financial Statements.

Statement of Changes in Net Assets

INCREASE IN NET ASSETS	For the Period Ended July 31, 2026*
Operations:
Net investment income	$192,972
Net realized gain/(loss)	(28,770)
Net change in unrealized appreciation/(depreciation)	(101,762)
Net increase in net assets resulting from operations	62,440
Distributions to Shareholders:
Distributions to shareholders:	(185,646)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	10,087,710
Cost of shares reacquired	(188)
Net increase in net assets resulting from capital share transactions	10,087,522
Net increase in net assets	9,964,316
NET ASSETS:
Beginning of period	$–
End of period	$9,964,316
*	For the period March 30, 2026, commencement of operations, to July 31, 2026.

See Notes to Financial Statements.	13

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized (loss)	Total from investment operations	Net investment income	Net asset value, end of period
3/30/2026 to 7/31/2026(f)	$10.00	$0.19	$(0.13)	$0.06	$(0.18)	$9.88

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Includes the effect of To-Be-Announced (TBA) transactions.
(f)	Commenced on March 30, 2026.

14	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)(c)	Total expenses after waivers and/or reimburse- ments %(d)	Total expenses (%)(d)	Net investment income (%)(d)	Net assets, end of period (000)	Portfolio turnover rate (%)(c)(e)
0.63	0.00	1.27	5.67	$9,964	124

See Notes to Financial Statements.	15

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust consists of eight funds as of July 31, 2026. This report covers Lord Abbett Diversification Shares: Core Plus Completion Fund (the “Fund”). The Fund is diversified within the meaning of the 1940 Act. The Fund commenced operations on March 30, 2026.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients. Lord, Abbett & Co. LLC (“Lord Abbett”) has an agreement with the managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation to the managed account.

The Fund’s investment objective is to seek a high level of current income.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in ASC Topic 280 – Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is the Investment Committee of Lord Abbett, which represents the highest-level body responsible for evaluating the Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews the Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

16

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on

17

Notes to Financial Statements (continued)

the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of July 31, 2026 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis by relative net assets.

(c)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. The Fund will begin to file tax returns for the tax year ending July 31, 2026.

(d)	Investment Income–Dividend income, if any, is recorded on the ex–dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations.

(e)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Because the Fund’s repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(f)	Restricted Securities–The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these

18

Notes to Financial Statements (continued)

securities may involve time–consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund’s Schedule of Investments.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(h)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund does not pay a management fee to Lord Abbett under the management fee agreement between the Trust and Lord Abbett.

For the period ended July 31, 2026, Lord Abbett has contractually agreed to waive all fees and to bear and/or reimburse all expenses of the Fund, but excluding acquired fund fees and expenses, brokerage fees and commissions and other portfolio transaction expenses, investment-related expenses including, but not limited to costs of borrowing money and other leveraging methods, interest-related expenses, taxes, governmental fees, expenses related to litigation and potential litigation, and extraordinary expenses. This agreement will continue in effect, unless sooner terminated by the Trust’s Board, for so long as Lord Abbett serves as the investment adviser to the Fund pursuant to the management agreement between the Trust and Lord Abbett.

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary

19

Notes to Financial Statements (continued)

or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal period ended July 31, 2026 was as follows:

Fund	Ordinary Income	Net Long–Term Capital Gains	Return of Capital	Total Distributions Paid
Core Plus Completion Fund	$185,646	$–	$–	$185,646

As of July 31, 2026, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Core Plus Completion Fund	$58,702	$–	$(23,928)	$(110,285)	$(47,695)	$(123,206)

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Core Plus Completion Fund	$(23,928)	$–	$(23,928)

As of July 31, 2026, the tax cost of investments and the breakdown of unrealized appreciation/ (depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Core Plus Completion Fund	$12,038,313	$24,568	$(134,853)	$(110,285)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended July 31, 2026 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$13,871,247	$11,824,482	$11,688,221	$2,468,630

20

Notes to Financial Statements (continued)

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statement of Operations and in Trustees’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 4, 2026, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors. The maturity date of the Syndicated Facility is June 4, 2027.

For the period ended June 4, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal. The maturity date of the Bilateral Facility is June 4, 2027.

Interest associated with these credit facilities is charged to the Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statement of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the period ended July 31, 2026, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

21

Notes to Financial Statements (continued)

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the period ended July 31, 2026, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline, when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may invest. Some issuers, particularly of high-yield bonds may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations and increase liquidity risk as well as additional risks.

The Fund’s investment exposure to foreign (which may include emerging markets) companies presents increased market, liquidity, currency, political, information and other risks. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors.

If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

22

Notes to Financial Statements (continued)

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other in addition to the risks associated with investing in derivatives discussed above. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund is subject to the risks of investing in credit default swap contracts. The risks associated with the Fund’s investment in credit default swap contracts are greater than if the Fund invested directly in the reference obligation because they are subject to liquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels in addition to the risks associated with investing in derivatives discussed above. The Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

The Fund is subject to the risks of investing in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The Fund is subject to the risks of investing in asset backed securities and mortgage related securities, including those of such Government sponsored enterprises as Fannie Mae and Freddie Mac. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

23

Notes to Financial Statements (concluded)

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact the Fund’s performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

For the period ended July 31, 2026(a)
Shares sold	1,008,676
Reinvestment of distributions	–
Shares reacquired	(19)
Increase	1,008,657
(a)	Commenced on March 30, 2026.

24

Report of Independent Registered Public Accounting Firm

To the shareholders of Lord Abbett Diversification Shares: Core Plus Completion Fund and the Board of Trustees of Lord Abbett Trust I

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Diversification Shares: Core Plus Completion Fund (the “Fund”), one of the funds constituting the Lord Abbett Trust I, as of July 31, 2026, the related statement of operations, statement of changes in net assets, and financial highlights for the period from March 30, 2026 (commencement of operations) through July 31, 2026, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, and the results of its operations, the changes in its net assets, and the financial highlights for the period from March 30, 2026 (commencement of operations) through July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
September 25, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

25

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the year.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the year.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to the Fund included, but were not limited to: (1) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (2) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (3) information regarding Lord Abbett’s financial condition; (4) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (5) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, risk oversight, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

26

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Investment Performance. Because the Fund had not commenced operations until April 2026, the Fund had no operations as of the time of the Board’s consideration. The Board further considered Lord Abbett’s performance and reputation generally and the performance of other Lord Abbett-managed funds overseen by the Board. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and strategy, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board noted that the Fund is only available to separately managed account clients where Lord Abbett has an agreement with the separately managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services. The Board considered the expense level of the Fund and noted that the Fund does not pay a management or administrative fee to Lord Abbett. The Board also noted that Lord Abbett had agreed to waive fees and/or reimburse expenses of the Fund to the extent that expenses of the Fund (excluding certain items) exceed an annual rate of 0.00% of the Fund’s average net assets.

Profitability. As to the Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board understood that, given that the Fund does not pay Lord Abbett an advisory or administrative fee and that Lord Abbett was obligated to pay certain expenses of the Fund, the Fund was not profitable to Lord Abbett based on revenues received from the Fund.

Economies of Scale. The Board understood that, given that the Fund does not pay Lord Abbett an advisory or administrative fee and that Lord Abbett was obligated to pay certain expenses of the Fund, the question of sharing of any economies of scale that might exist was not relevant.

Other Benefits to Lord Abbett. The Board considered the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund, including direct or indirect compensation by separately managed account program sponsors. The Board also observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

27

Tax Information (unaudited)

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name	Interest-related dividends
Core Plus Completion Fund	80%

28

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Trust I
Diversification Shares – Core Plus Completion Fund
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		CPCF-2 (09/26)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and interim principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT TRUST I

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: September 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: September 25, 2026

	By:	/s/ Gina Andes
Gina Andes
Assistant Treasurer
(Interim Principal Financial Officer)

Date: September 25, 2026